UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Mutual Funds (67.3%)	Value

Equity Mutual Funds (64.4%)
983,713	Thrivent Real Estate Securities Fund	$10,535,570
3,699,566	Thrivent Partner Small Cap Growth Fund[a]	48,390,324
752,160	Thrivent Partner Small Cap Value Fund	12,057,125
1,004,432	Thrivent Small Cap Stock Fund[a]	15,990,550
1,656,139	Thrivent Mid Cap Growth Fund[a]	34,447,685
1,587,827	Thrivent Partner Mid Cap Value Fund	19,577,912
1,827,872	Thrivent Mid Cap Stock Fund	29,830,876
3,561,917	Thrivent Partner Worldwide Allocation Fund	32,947,737
5,886,754	Thrivent Partner International Stock Fund	60,633,564
6,646,413	Thrivent Large Cap Growth Fund[a]	37,219,911
2,232,910	Thrivent Large Cap Value Fund	30,456,889
1,281,260	Thrivent Large Cap Stock Fund	29,187,098
454,403	Thrivent Equity Income Plus Fund	4,266,840

	Total Equity Mutual Funds	365,542,081

Fixed Income Mutual Funds (2.9%)
1,063,864	Thrivent High Yield Fund	5,212,932
1,092,027	Thrivent Government Bond Fund	11,422,606

	Total Fixed Income Mutual Funds	16,635,538

	Total Mutual Funds (cost $356,980,169)	382,177,619

Shares	Common Stock (25.7%)	Value

Communications Services (0.1%)
2,200	Cellcom Israel, Ltd.	57,234
2,800	Elisa Oyj	60,179
600	Millicom International Cellular SA	71,779
1,300	Nippon Telegraph & Telephone Corporation	64,292
4,000	Partner Communications Company, Ltd.	57,381
30,000	Telecom Corporation of New Zealand, Ltd.	68,975
5,000	Telekom Austria AG	61,295
19,600	Telstra Corporation, Ltd.	64,288

	Total Communications Services	505,423

Consumer Discretionary (2.4%)
5,100	Aeon Company, Ltd.	64,228
5,900	Amazon.com, Inc.[a]	1,312,868
1,100	Aryzta AG	60,069
5,269	Autoliv, Inc.	348,597
13,478	Carnival Corporation	448,817
2,820	CBS Corporation	77,183
3,500	Charter Communications, Inc.[a]	189,000
32,900	Coach, Inc.	2,124,024
4,000	Daihatsu Motor Company, Ltd.	70,062
16,750	Darden Restaurants, Inc.	850,900
19,903	Discovery Communications, Inc.[a]	792,139
3,885	Dollar Tree, Inc.[a]	257,304
5,600	Fiat SPA	55,334
35,076	Foot Locker, Inc.	762,202
89,983	Ford Motor Company[a]	1,098,692
1,000	Kabel Deutschland Holding AGa	56,291

Shares	Common Stock (25.7%)	Value

Consumer Discretionary (2.4%) - continued
1,200	Lawson, Inc.	$64,920
6,760	Lowe’s Companies, Inc.	145,881
7,297	Macy’s, Inc.	210,664
13,800	Mediaset SPA	59,130
8,110	Omnicom Group, Inc.	380,521
3,900	OPAP SA	64,699
2,583	Panera Bread Company[a]	297,846
1,400	Peugeot SA	53,074
73,859	Pier 1 Imports, Inc.[a]	811,710
14,412	PVH Corporation	1,031,179
3,400	Sanoma Corporation	59,527
7,000	Sekisui Chemical Company, Ltd.	64,675
16,076	Signet Jewelers, Ltd.[a]	688,696
26,000	SJM Holdings, Ltd.	65,384
4,700	Sumitomo Rubber Industries, Ltd.	61,012
700	Swatch Group AG	65,165
18,500	Tabcorp Holdings, Ltd.	65,338
3,920	Time Warner Cable, Inc.	287,375
3,470	Viacom, Inc.	168,017
2,300	Vivendi SA	55,005
3,600	Volvo AB	58,045
4,557	Walt Disney Company	175,991
8,500	Williams-Sonoma, Inc.	314,670
17,600	Wynn Macau, Ltd.	61,300

	Total Consumer Discretionary	13,877,534

Consumer Staples (2.1%)
6,300	Altria Group, Inc.	165,690
20,327	Anheuser-Busch InBev NV ADR	1,170,429
15,900	BJ’s Wholesale Club, Inc.[a]	800,565
1,400	British American Tobacco plc	64,627
600	Casino Guichard Perrachon SA	54,704
21,142	Corn Products International, Inc.	1,075,916
3,720	Diageo plc ADR	302,213
10,981	Diamond Foods, Inc.	786,130
9,532	Flowers Foods, Inc.	208,941
111,000	Golden Agri-Resources, Ltd.	67,129
14,898	Herbalife, Ltd.	830,117
1,800	Imperial Tobacco Group plc	62,311
10,293	Kraft Foods, Inc.	353,873
10,200	Marks and Spencer Group plc	57,803
2,400	McDonald’s Holdings Company Japan, Ltd.	62,761
1,000	Nestle SA	63,697
44,233	Philip Morris International, Inc.	3,148,063
4,940	Sysco Corporation	151,115
6,006	TreeHouse Foods, Inc.[a]	310,150
51,500	Walgreen Company	2,010,560

	Total Consumer Staples	11,746,794

Energy (3.0%)
4,357	Alpha Natural Resources, Inc.[a]	186,088
12,128	Apache Corporation	1,500,476
35,045	Arch Coal, Inc.	897,152
13,348	Baker Hughes, Inc.	1,032,868
2,480	BP plc ADR	112,691
5,600	Chevron Corporation	582,512
6,100	ConocoPhillips	439,139
24,270	ENSCO International plc ADR	1,292,378
15,900	Helix Energy Solutions Group, Inc.[a]	311,322
35,800	James River Coal Company[a]	678,768

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (25.7%)	Value

Energy (3.0%) - continued
64,600	Marathon Oil Corporation	$2,000,662
4,995	National Oilwell Varco, Inc.	402,447
1,520	Occidental Petroleum Corporation	149,234
9,552	Oil States International, Inc.[a]	770,846
33,159	Patriot Coal Corporation[a]	627,037
23,447	Peabody Energy Corporation	1,347,499
51,149	Petroleum Geo-Services ASA[a]	829,532
1,700	Royal Dutch Shell plc	62,248
7,470	Schlumberger, Ltd.	675,064
6,200	Southwestern Energy Company[a]	276,272
20,433	Swift Energy Company[a]	778,497
83,700	Weatherford International, Ltd.[a]	1,834,704
4,700	Whiting Petroleum Corporation[a]	275,420

	Total Energy	17,062,856

Financials (3.1%)
4,790	ACE, Ltd.	320,834
7,054	Affiliated Managers Group, Inc.[a]	735,944
47,191	Aflac, Inc.	2,173,618
3,110	Aon Corporation	149,653
3,200	Atlantia SPA	59,253
5,550	BlackRock, Inc.	990,453
9,000	CaixaBank	51,985
3,420	Capital One Financial Corporation	163,476
3,210	Citigroup, Inc.	123,071
15,864	Duke Realty Corporation	222,731
5,400	Endurance Specialty Holdings, Ltd.	219,996
13,424	Equity One, Inc.	260,426
900	Eurazeo	61,153
4,700	Experian plc	61,784
1,420	Goldman Sachs Group, Inc.	191,657
13,841	HCC Insurance Holdings, Inc.	417,029
18,318	Host Hotels & Resorts, Inc.	290,340
1,599	IntercontinentalExchange, Inc.[a]	197,157
2,600	Investor AB	56,468
55,389	J.P. Morgan Chase & Company	2,240,485
12,500	Kerry Properties, Ltd.	60,463
2,800	Kinnevik Investment AB	64,462
12,200	KKR & Company, LP	178,730
26,236	LaSalle Hotel Properties	656,162
5,118	Lazard, Ltd.	171,965
4,700	M&T Bank Corporation	405,328
3,570	MetLife, Inc.	147,120
3,500	Mitsui & Company, Ltd.	65,894
5,900	Mizrahi Tefahot Bank, Ltd.	61,993
400	Muenchener Rueckversicherungs-Gesellschaft AG	59,032
8,100	NASDAQ OMX Group, Inc.[a]	194,967
8,600	Northern Trust Corporation	386,183
55,416	Ocwen Financial Corporation[a]	714,312
252,246	Popular, Inc.[a]	605,390
7,756	Principal Financial Group, Inc.	214,298
12,800	Resolution, Ltd.	57,871
4,300	State Street Corporation	178,321
15,131	SVB Financial Group[a]	923,294
26,654	Texas Capital Bancshares, Inc.[a]	728,454
15,000	United Overseas Land, Ltd.	64,183
12,780	Unum Group	311,704
1,880	Vanguard REIT ETF	114,755
13,237	W.R. Berkley Corporation	407,567
30,090	Wells Fargo & Company	840,715

Shares	Common Stock (25.7%)	Value

Financials (3.1%) - continued
43,272	Zions Bancorporation	$947,657

	Total Financials	17,548,333

Health Care (3.4%)
5,800	Alexion Pharmaceuticals, Inc.[a]	329,440
1,300	AstraZeneca plc	63,167
39,550	Baxter International, Inc.	2,300,624
4,546	C.R. Bard, Inc.	448,599
4,655	Celgene Corporation[a]	276,042
16,772	Covance, Inc.[a]	960,197
8,005	Coventry Health Care, Inc.[a]	256,160
5,290	Covidien plc	268,679
59,100	Eli Lilly and Company	2,263,530
11,500	Gen-Probe, Inc.[a]	696,325
4,960	HCA Holdings, Inc.[a]	132,333
32,692	Health Net, Inc.[a]	919,299
2,390	Johnson & Johnson	154,848
14,751	McKesson Corporation	1,196,601
58,858	Mylan, Inc.[a]	1,340,785
128,937	Pfizer, Inc.	2,480,748
26,580	PSS World Medical, Inc.[a]	636,059
3,900	Quest Diagnostics, Inc.	210,639
27,736	Thermo Fisher Scientific, Inc.[a]	1,666,656
8,600	Thoratec Corporation[a]	289,734
12,508	United Therapeutics Corporation[a]	717,709
5,090	UnitedHealth Group, Inc.	252,617
14,378	Universal Health Services, Inc.	713,724
2,871	Varian Medical Systems, Inc.[a]	180,184
4,093	Vertex Pharmaceuticals, Inc.[a]	212,263
2,500	Waters Corporation[a]	219,725
6,101	Zimmer Holdings, Inc.[a]	366,182

	Total Health Care	19,552,869

Industrials (2.4%)
7	A P Moller - Maersk AS	53,634
2,900	Abertis Infraestructuras SA	53,351
16,600	Boeing Company	1,169,802
10,760	Caterpillar, Inc.	1,062,980
6,156	Chicago Bridge and Iron Company	253,935
9,531	CSX Corporation	234,177
33,184	Deluxe Corporation	781,151
2,800	Deutsche Lufthansa AG	56,373
1,000	Eiffage SA	54,695
26,753	EMCOR Group, Inc.[a]	746,944
16,959	Emerson Electric Company	832,517
4,196	Expeditors International of Washington, Inc.	200,233
27,463	FTI Consulting, Inc.[a]	996,632
18,400	GATX Corporation	725,512
22,974	General Electric Company	411,464
5,690	Harsco Corporation	155,963
3,499	Honeywell International, Inc.	185,797
23,000	IHI Corporation	61,973
22,000	Kajima Corporation	68,362
73,657	Manitowoc Company, Inc.	1,030,461
3,700	Manpower, Inc.	186,924
19,000	Nippon Sheet Glass Company	60,600
9,500	Orient Overseas International, Ltd.	53,921
12,012	Oshkosh Corporation[a]	298,138
3,982	Parker Hannifin Corporation	314,658
6,800	Republic Services, Inc.	197,404
14,600	SembCorp Marine, Ltd.	65,280

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (25.7%)	Value

Industrials (2.4%) - continued
31,421	Shaw Group, Inc.[a]	$813,175
31,900	Sojitz Corporation	63,097
6,545	SPX Corporation	492,446
14,238	Teledyne Technologies, Inc.[a]	772,127
6,540	Textron, Inc.	151,270
5,600	Tyco International, Ltd.	248,024
3,217	United Technologies Corporation	266,496
1,000	Vinci SA	57,955
1,800	Wartsila Corporation	51,808
3,850	WESCO International, Inc.[a]	195,157

	Total Industrials	13,424,436

Information Technology (6.6%)
11,662	Akamai Technologies, Inc.[a]	282,454
4,600	Alliance Data Systems Corporation[a]	452,364
11,377	Apple, Inc.[a]	4,442,491
23,850	Broadcom Corporation[a]	884,119
133,337	Brocade Communications[a]	730,687
8,826	Cognizant Technology Solutions Corporation[a]	616,673
11,699	CommVault Systems, Inc.[a]	452,985
131,120	Corning, Inc.	2,086,119
7,924	eBay, Inc.[a]	259,511
5,400	Elpida Memory, Inc.[a]	49,847
49,450	EMC Corporation[a]	1,289,656
8,301	F5 Networks, Inc.[a]	775,977
4,505	Google, Inc.[a]	2,719,623
5,400	Infineon Technologies AG	54,187
98,000	Intel Corporation	2,188,340
2,096	International Business Machines Corporation	381,158
24,311	Juniper Networks, Inc.[a]	568,634
5,300	Lam Research Corporation[a]	216,664
27,900	Micron Technology, Inc.[a]	205,623
92,954	Microsoft Corporation	2,546,940
63,920	Monster Worldwide, Inc.[a]	750,421
17,982	Netlogic Microsystems, Inc.[a]	621,278
31,495	NXP Semiconductors NVa	622,971
125,790	Oracle Corporation	3,846,658
22,975	Plantronics, Inc.	786,894
25,262	Plexus Corporation[a]	745,482
26,700	QUALCOMM, Inc.	1,462,626
31,171	Quest Software, Inc.[a]	591,625
4,769	Salesforce.com, Inc.[a]	690,122
1,600	Softbank Corporation	62,481
32,500	SuccessFactors, Inc.[a]	877,500
6,800	TDC A/Sa	63,254
6,737	TE Connectivity, Ltd.	231,955
78,471	Teradyne, Inc.[a]	1,058,574
39,792	TIBCO Software, Inc.[a]	1,036,184
17,600	ValueClick, Inc.[a]	317,856
24,100	VeriFone Systems, Inc.[a]	948,817
8,250	VMware, Inc.[a]	827,805
15,282	Xilinx, Inc.	490,552

	Total Information Technology	37,237,107

Materials (1.6%)
4,547	Albemarle Corporation	302,739
600	Arkema	58,539
12,200	Balfour Beatty plc	60,581
1,600	BHP Billiton plc	59,770
3,200	Boliden AB	55,306

Shares	Common Stock (25.7%)	Value

Materials (1.6%) - continued
5,809	CF Industries Holdings, Inc.	$902,254
4,540	Dow Chemical Company	158,310
8,590	E.I. du Pont de Nemours and Company	441,698
66,600	Freeport-McMoRan Copper & Gold, Inc.	3,527,136
1,100	Henkel AG & Company KGaA	60,020
5,700	ITOCHU Corporation	65,763
1,000	Koninklijke DSM NV	56,702
9,000	Marubeni Corporation	67,532
1,100	Metso Corporation	53,773
29,700	Monsanto Company	2,182,356
700	Rio Tinto, Ltd.	61,325
1,997	Sigma-Aldrich Corporation	133,999
6,718	Silgan Holdings, Inc.	260,524
18,944	Steel Dynamics, Inc.	295,905
5,900	Stora Enso Oyj	50,779
1,999	Temple-Inland, Inc.	60,010
15,000	Tosoh Corporation	63,598
19,000	Ube Industries, Ltd.	64,488

	Total Materials	9,043,107

Telecommunications Services (0.5%)
7,500	AT&T, Inc.	219,450
19,000	BT Group plc	62,502
4,100	Deutsche Telekom AG	63,913
3,000	France Telecom SA	62,080
6,900	Inmarsat plc	61,066
8	KDDI Corporation	59,446
4,400	Koninklijke (Royal) KPN NV	62,752
800	Mobistar SA	55,764
38,200	NII Holdings, Inc.[a]	1,617,770
34	NTT DoCoMo, Inc.	62,914
100	Swisscom AG	48,130
9,944	Verizon Communications, Inc.	350,924
23,400	Vodafone Group plc	65,621

	Total Telecommunications Services	2,792,332

Utilities (0.5%)
40,800	A2A SPA	58,477
12,500	CMS Energy Corporation	239,250
9,900	Enel SPA	57,020
5,920	Exelon Corporation	260,894
3,000	Gas Natural SDG SA	60,313
3,800	Hokkaido Electric Power Company, Inc.	58,222
6,300	National Grid plc	61,643
11,980	NiSource, Inc.	241,157
17,113	NV Energy, Inc.	253,957
42,100	PNM Resources, Inc.	632,342
2,800	Scottish & Southern Energy plc	59,995
18,040	Southwest Gas Corporation	672,712
3,100	Suez Environnement SA	57,469
7,994	UGI Corporation	242,218
6,400	United Utilities Group plc	61,691

	Total Utilities	3,017,360

	Total Common Stock (cost $136,771,428)	145,808,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (3.3%)	Value

Asset-Backed Securities (0.2%)
	J.P. Morgan Mortgage Acquisition Corporation
$1,000,000	5.461%, 10/25/2036	$781,162
	Renaissance Home Equity Loan Trust
650,000	6.011%, 5/25/2036	359,746

	Total Asset-Backed Securities	1,140,908

Basic Materials (0.1%)
	ArcelorMittal
100,000	7.000%, 10/15/2039	104,851
	Arch Coal, Inc.
120,000	7.000%, 6/15/2019[b]	125,700
	Dow Chemical Company
100,000	4.250%, 11/15/2020	102,440
	FMG Resources Property, Ltd.
120,000	7.000%, 11/1/2015[b]	124,350
	Georgia-Pacific, LLC
110,000	8.000%, 1/15/2024	135,642
	Novelis, Inc.
130,000	8.375%, 12/15/2017	141,538

	Total Basic Materials	734,521

Capital Goods (<0.1%)
	Case New Holland, Inc.
120,000	7.875%, 12/1/2017[b]	135,900
	Danaher Corporation
40,000	0.497%, 6/21/2013[c]	40,097

	Total Capital Goods	175,997

Collateralized Mortgage Obligations (0.1%)
	Sequoia Mortgage Trust
194,628	5.398%, 9/20/2046	67,566
	WaMu Mortgage Pass Through Certificates
119,841	5.833%, 9/25/2036	97,981
192,946	5.938%, 10/25/2036	178,610

	Total Collateralized Mortgage Obligations	344,157

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	235,678

	Total Commercial Mortgage-Backed Securities	235,678

Communications Services (0.2%)
	CBS Corporation
50,000	7.875%, 7/30/2030	61,078
50,000	5.900%, 10/15/2040	50,575
	CCO Holdings, LLC
110,000	7.000%, 1/15/2019	114,400
	Clear Channel Worldwide Holdings, Inc.
120,000	9.250%, 12/15/2017	131,100
	Cox Communications, Inc.
100,000	6.950%, 6/1/2038[b]	117,573
	Dish DBS Corporation
100,000	6.750%, 6/1/2021[b]	103,250

Principal Amount	Long-Term Fixed Income (3.3%)	Value

Communications Services (0.2%) - continued
	EH Holding Corporation
$130,000	6.500%, 6/15/2019[b]	$133,738
	Frontier Communications Corporation
130,000	8.250%, 4/15/2017	142,675
	Intelsat Luxembourg SA
60,000	11.500%, 2/4/2017[b]	64,500
	NII Capital Corporation
80,000	7.625%, 4/1/2021	84,000
	Virgin Media Finance plc
110,000	9.500%, 8/15/2016	123,750

	Total Communications Services	1,126,639

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
200,000	8.000%, 6/15/2019[b]	193,500
	Ford Motor Credit Company, LLC
120,000	5.750%, 2/1/2021	122,572
	Home Depot, Inc.
100,000	5.875%, 12/16/2036	108,449
	MGM Resorts International
100,000	11.125%, 11/15/2017	115,250
	Rite Aid Corporation
120,000	7.500%, 3/1/2017	122,400
	Starwood Hotels & Resorts Worldwide, Inc.
130,000	6.750%, 5/15/2018	145,275
	Toys R Us Property Company II, LLC
120,000	8.500%, 12/1/2017	128,400
	West Corporation
120,000	7.875%, 1/15/2019[b]	119,700
	WMG Acquisition Corporation
120,000	11.500%, 10/1/2018[b]	120,300

	Total Consumer Cyclical	1,175,846

Consumer Non-Cyclical (0.2%)
	Altria Group, Inc.
100,000	9.950%, 11/10/2038	146,069
	Anheuser-Busch Companies, Inc.
50,000	6.450%, 9/1/2037	60,773
	Anheuser-Busch InBev Worldwide, Inc.
70,000	0.609%, 7/14/2014[c]	70,225
50,000	8.200%, 1/15/2039	72,889
	Community Health Systems, Inc.
130,000	8.875%, 7/15/2015	134,387
	HCA, Inc.
120,000	7.250%, 9/15/2020	126,600
110,000	7.500%, 2/15/2022	111,650
	JBS USA, LLC/JBS USA Finance, Inc.
100,000	11.625%, 5/1/2014	115,500
	Kraft Foods, Inc.
50,000	5.375%, 2/10/2020	56,411
50,000	7.000%, 8/11/2037	61,055
	Mylan, Inc.
110,000	7.875%, 7/15/2020[b]	122,100
	Reynolds Group Holdings, Ltd.
120,000	6.875%, 2/15/2021[b]	115,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (3.3%)	Value
Consumer Non-Cyclical (0.2%) - continued
	UnitedHealth Group, Inc.
$50,000	6.875%, 2/15/2038	$60,520
50,000	5.700%, 10/15/2040	52,819

	Total Consumer Non-Cyclical	1,306,198

Energy (0.1%)
	Denbury Resources, Inc.
120,000	9.750%, 3/1/2016	134,100
	Linn Energy, LLC
120,000	7.750%, 2/1/2021[b]	127,800
	Pioneer Natural Resources Company
60,000	7.500%, 1/15/2020	69,102
	Plains Exploration & Production Company
130,000	7.625%, 6/1/2018	139,750
	SandRidge Energy, Inc.
130,000	8.000%, 6/1/2018[b]	137,800
	Weatherford International, Ltd.
100,000	6.750%, 9/15/2040	113,781

	Total Energy	722,333

Financials (0.2%)
	AXA SA
100,000	6.379%, 12/29/2049[b,d]	84,000
	BBVA International Preferred SA Unipersonal
50,000	5.919%, 12/29/2049[d]	41,000
	General Electric Capital Corporation
100,000	6.750%, 3/15/2032	113,858
	HCP, Inc.
100,000	6.750%, 2/1/2041	112,621
	Health Care REIT, Inc.
40,000	6.500%, 3/15/2041	40,917
	Icahn Enterprises, LP
70,000	8.000%, 1/15/2018	72,275
	International Lease Finance Corporation
130,000	5.750%, 5/15/2016	129,731
	MetLife Capital Trust IV
100,000	7.875%, 12/15/2037[b]	109,668
	Prudential Financial, Inc.
100,000	6.200%, 11/15/2040	106,965
	Reinsurance Group of America, Inc.
50,000	6.750%, 12/15/2065	48,569
	XL Group plc
100,000	6.250%, 5/15/2027	103,271
50,000	6.500%, 12/31/2049[d]	46,687

	Total Financials	1,009,562

Mortgage-Backed Securities (1.0%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,800,000	4.500%, 8/1/2041[e]	1,878,750
3,700,000	5.000%, 8/1/2041[e]	3,948,596

	Total Mortgage-Backed Securities	5,827,346

Principal Amount	Long-Term Fixed Income (3.3%)	Value
Technology (0.1%)
	Freescale Semiconductor, Inc.
$120,000	9.250%, 4/15/2018[b]	$130,800
	Seagate HDD Cayman
100,000	7.750%, 12/15/2018[b]	105,000

	Total Technology	235,800

Transportation (0.1%)
	Delta Air Lines, Inc.
120,000	9.500%, 9/15/2014[b]	127,650
	Hertz Corporation
120,000	6.750%, 4/15/2019[b]	120,000

	Total Transportation	247,650

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
2,150,000	2.500%, 4/30/2015	2,283,031
1,050,000	3.125%, 5/15/2021	1,078,707
550,000	4.375%, 5/15/2040	573,205

	Total U.S. Government and Agencies	3,934,943

Utilities (0.1%)
	AES Corporation
110,000	7.375%, 7/1/2021[b]	113,850
	Dominion Resources, Inc.
50,000	6.300%, 9/30/2066	48,700
	Energy Transfer Partners, LP
28,000	6.625%, 10/15/2036	29,888
50,000	7.500%, 7/1/2038	59,216
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
130,000	6.500%, 8/15/2021	135,525
	Southern Union Company
100,000	7.200%, 11/1/2066	93,000

	Total Utilities	480,179

	Total Long-Term Fixed Income (cost $18,135,362)	18,697,757

Shares	Preferred Stock (<0.1%)	Value
Financials (<0.1%)
100	Ally Financial, Inc., 7.000%[b,d]	90,850

	Total Financials	90,850

	Total Preferred Stock (cost $94,825)	90,850

Principal Amount	Short-Term Investments (4.3%)[f]	Value
	Bryant Park Funding, LLC
10,800,000	0.200%, 8/1/2011[g]	10,799,880
	Federal Home Loan Bank Discount Notes
7,000,000	0.020%, 8/17/2011[g]	6,999,930
600,000	0.015%, 9/9/2011[g]	599,990
	Federal Home Loan Mortgage Corporation Discount Notes
1,650,000	0.159%, 8/29/2011[g,h]	1,649,785

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Short-Term Investments (4.3%)[f]	Value

	Federal National Mortgage Association Discount Notes
3,000,000	0.075%, 8/31/2011[g,h]	$2,999,800
	U.S. Treasury Notes
1,500,000	0.130%, 8/18/2011[h]	1,499,898

	Total Short-Term Investments (at amortized cost)	24,549,283

	Total Investments (cost $536,531,067) 100.6%	$571,323,660

	Other Assets and Liabilities, Net (0.6%)	(3,567,261)

	Total Net Assets 100.0%	$567,756,399

a	Non-income producing security.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $2,623,229 or 0.5% of total net assets.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At July 29, 2011, $6,149,483 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$56,036,010
Gross unrealized depreciation	(21,243,417)

Net unrealized appreciation (depreciation)	$34,792,593

Cost for federal income tax purposes	$536,531,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	365,542,081	365,542,081	–	–
Fixed Income Mutual Funds	16,635,538	16,635,538	–	–
Common Stock
Communications Services	505,423	–	505,423	–
Consumer Discretionary	13,877,534	12,774,276	1,103,258	–
Consumer Staples	11,746,794	11,313,762	433,032	–
Energy	17,062,856	16,171,076	891,780	–
Financials	17,548,333	16,823,792	724,541	–
Health Care	19,552,869	19,489,702	63,167	–
Industrials	13,424,436	12,723,387	701,049	–
Information Technology	37,237,107	37,007,338	229,769	–
Materials	9,043,107	8,264,931	778,176	–
Telecommunications Services	2,792,332	2,188,144	604,188	–
Utilities	3,017,360	2,542,530	474,830	–
Long-Term Fixed Income
Asset-Backed Securities	1,140,908	–	1,140,908	–
Basic Materials	734,521	–	734,521	–
Capital Goods	175,997	–	175,997	–
Collateralized Mortgage Obligations	344,157	–	344,157	–
Commercial Mortgage-Backed
Securities	235,678	–	235,678	–
Communications Services	1,126,639	–	1,126,639	–
Consumer Cyclical	1,175,846	–	1,175,846	–
Consumer Non-Cyclical	1,306,198	–	1,306,198	–
Energy	722,333	–	722,333	–
Financials	1,009,562	–	1,009,562	–
Mortgage-Backed Securities	5,827,346	–	5,827,346	–
Technology	235,800	–	235,800	–
Transportation	247,650	–	247,650	–
U.S. Government and Agencies	3,934,943	–	3,934,943	–
Utilities	480,179	–	480,179	–
Preferred Stock
Financials	90,850	–	90,850	–
Short-Term Investments	24,549,283	–	24,549,283	–
Total	$571,323,660	$521,476,557	$49,847,103	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	661,587	661,587	–	–
Foreign Currency Forward Contracts	8	–	8	–
Credit Default Swaps	52,684	–	52,684	–
Total Asset Derivatives	$714,279	$661,587	$52,692	$–

Liability Derivatives
Futures Contracts	746,833	746,833	–	–
Total Liability Derivatives	$746,833	$746,833	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	September 2011	($2,188,563)	($2,199,218)	($10,655)
5-Yr. U.S. Treasury Bond Futures	(50)	September 2011	(5,921,332)	(6,072,265)	(150,933)
10-Yr. U.S. Treasury Bond Futures	(15)	September 2011	(1,826,556)	(1,885,313)	(58,757)
Russell 2000 Index Mini-Futures	(673)	September 2011	(53,010,662)	(53,537,150)	(526,488)
S&P 400 Index Mini-Futures	(623)	September 2011	(58,670,184)	(58,667,910)	2,274
S&P 500 Index Futures	380	September 2011	121,738,687	122,398,000	659,313
Total Futures Contracts					($85,246)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Euro	SSB	2,975	8/1/2011	$4,284	$4,276	$8
Total Sales				$4,284	$4,276	$8

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$8

Counterparty
SSB	-	State Street Bank

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	$750,000	$30,075	($14,633)	$15,442
5.00%; Bank of America
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	1,250,000	50,831	(24,388)	26,443
5.00%; J.P. Morgan Chase and Co.
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	1,250,000	35,188	(24,389)	10,799
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($63,410)	$52,684

1	As the buyer of protection, Aggressive Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Aggressive Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Aggressive Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Real Estate Securities	$9,151,727	$196,253	$–	983,713	$10,535,570	$196,253
Partner Small Cap Growth	40,732,222	–	–	3,699,566	48,390,324	–
Partner Small Cap Value	13,523,290	121,830	3,000,000	752,160	12,057,125	121,830
Small Cap Stock	21,256,955	–	8,100,000	1,004,432	15,990,550	–
Mid Cap Growth	31,780,928	–	1,200,000	1,656,139	34,447,685	–
Partner Mid Cap Value	18,664,105	120,177	1,000,000	1,587,827	19,577,912	120,177
Mid Cap Stock	28,928,528	95,964	3,000,000	1,827,872	29,830,876	95,964
Partner Worldwide Allocation	25,319,502	6,234,457	–	3,561,917	32,947,737	434,457
Partner International Stock	59,639,238	1,195,570	3,000,000	5,886,754	60,633,564	1,195,570
Large Cap Growth	34,096,097	–	–	6,646,413	37,219,911	–
Large Cap Value	27,989,075	417,986	–	2,232,910	30,456,889	417,986
Large Cap Stock	26,748,157	235,778	–	1,281,260	29,187,098	235,778
Equity Income Plus	3,848,777	59,681	–	454,403	4,266,840	59,681
High Yield	5,337,083	844,004	1,016,241	1,063,864	5,212,932	301,125
Government Bond	11,081,911	1,384,213	946,508	1,092,027	11,422,606	195,818
Total Value and Income Earned	358,097,595				382,177,619	3,374,639

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Mutual Funds (72.1%)	Value

Equity Mutual Funds (55.2%)
4,009,380	Thrivent Real Estate Securities Fund	$42,940,458
3,151,900	Thrivent Partner Small Cap Growth Fund[a]	41,226,850
1,643,111	Thrivent Partner Small Cap Value Fund	26,339,074
1,344,712	Thrivent Small Cap Stock Fund[a]	21,407,808
1,758,617	Thrivent Mid Cap Growth Fund[a]	36,579,225
3,609,996	Thrivent Partner Mid Cap Value Fund	44,511,255
4,016,385	Thrivent Mid Cap Stock Fund	65,547,397
8,479,977	Thrivent Partner Worldwide Allocation Fund	78,439,787
9,842,730	Thrivent Partner International Stock Fund	101,380,123
14,261,498	Thrivent Large Cap Growth Fund[a]	79,864,389
7,297,379	Thrivent Large Cap Value Fund	99,536,249
3,257,272	Thrivent Large Cap Stock Fund	74,200,646
1,151,644	Thrivent Equity Income Plus Fund	10,813,934

	Total Equity Mutual Funds	722,787,195

Fixed Income Mutual Funds (16.9%)
10,310,890	Thrivent High Yield Fund	50,523,363
10,796,738	Thrivent Income Fund	95,659,100
2,466,567	Thrivent Government Bond Fund	25,800,289
3,935,960	Thrivent Limited Maturity Bond Fund	49,317,578

	Total Fixed Income Mutual Funds	221,300,330

	Total Mutual Funds (cost $910,439,845)	944,087,525

Shares	Common Stock (18.9%)	Value

Communications Services (0.1%)
3,700	Cellcom Israel, Ltd.	96,258
4,900	Elisa Oyj	105,314
1,000	Millicom International Cellular SA	119,632
2,200	Nippon Telegraph & Telephone Corporation	108,802
6,800	Partner Communications Company, Ltd.	97,547
50,700	Telecom Corporation of New Zealand, Ltd.	116,568
8,500	Telekom Austria AG	104,201
33,200	Telstra Corporation, Ltd.	108,896

	Total Communications Services	857,218

Consumer Discretionary (1.7%)
8,600	Aeon Company, Ltd.	108,305
7,800	Amazon.com, Inc.[a]	1,735,656
1,900	Aryzta AG	103,756
10,138	Autoliv, Inc.	670,730
17,755	Carnival Corporation	591,242
8,190	CBS Corporation	224,160
6,600	Charter Communications, Inc.[a]	356,400
59,900	Coach, Inc.	3,867,144
7,000	Daihatsu Motor Company, Ltd.	122,609
22,050	Darden Restaurants, Inc.	1,120,140
26,139	Discovery Communications, Inc.[a]	1,040,332
7,468	Dollar Tree, Inc.[a]	494,606

Shares	Common Stock (18.9%)	Value

Consumer Discretionary (1.7%) - continued
9,500	Fiat SPA	$93,870
49,988	Foot Locker, Inc.	1,086,239
118,316	Ford Motor Company[a]	1,444,638
1,800	Kabel Deutschland Holding AGa	101,323
2,100	Lawson, Inc.	113,610
19,660	Lowe’s Companies, Inc.	424,263
21,232	Macy’s, Inc.	612,968
23,300	Mediaset SPA	99,836
17,560	Omnicom Group, Inc.	823,915
6,700	OPAP SA	111,149
4,865	Panera Bread Company[a]	560,983
2,300	Peugeot SA	87,192
105,279	Pier 1 Imports, Inc.[a]	1,157,016
19,014	PVH Corporation	1,360,452
5,700	Sanoma Corporation	99,795
12,000	Sekisui Chemical Company, Ltd.	110,872
23,004	Signet Jewelers, Ltd.[a]	985,491
44,000	SJM Holdings, Ltd.	110,650
7,900	Sumitomo Rubber Industries, Ltd.	102,552
1,200	Swatch Group AG	111,712
31,300	Tabcorp Holdings, Ltd.	110,545
11,390	Time Warner Cable, Inc.	835,001
10,080	Viacom, Inc.	488,074
3,800	Vivendi SA	90,878
6,100	Volvo AB	98,354
13,260	Walt Disney Company	512,101
16,300	Williams-Sonoma, Inc.	603,426
30,000	Wynn Macau, Ltd.	104,488

	Total Consumer Discretionary	22,876,473

Consumer Staples (1.6%)
18,330	Altria Group, Inc.	482,079
26,762	Anheuser-Busch InBev NV ADR	1,540,956
22,600	BJ’s Wholesale Club, Inc.[a]	1,137,910
2,300	British American Tobacco plc	106,174
1,100	Casino Guichard Perrachon SA	100,290
32,752	Corn Products International, Inc.	1,666,749
10,830	Diageo plc ADR	879,829
15,714	Diamond Foods, Inc.	1,124,965
18,016	Flowers Foods, Inc.	394,911
188,000	Golden Agri-Resources, Ltd.	113,696
21,190	Herbalife, Ltd.	1,180,707
3,000	Imperial Tobacco Group plc	103,852
29,937	Kraft Foods, Inc.	1,029,234
17,300	Marks and Spencer Group plc	98,038
4,000	McDonald’s Holdings Company Japan, Ltd.	104,602
1,600	Nestle SA	101,916
82,577	Philip Morris International, Inc.	5,877,005
14,350	Sysco Corporation	438,966
11,811	TreeHouse Foods, Inc.[a]	609,920
93,900	Walgreen Company	3,665,856

	Total Consumer Staples	20,757,655

Energy (2.2%)
8,414	Alpha Natural Resources, Inc.[a]	359,362
19,780	Apache Corporation	2,447,182
54,125	Arch Coal, Inc.	1,385,600
25,058	Baker Hughes, Inc.	1,938,988
7,222	BP plc ADR	328,168
16,270	Chevron Corporation	1,692,405
17,710	ConocoPhillips	1,274,943

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (18.9%)	Value

Energy (2.2%) - continued
41,969	ENSCO International plc ADR	$2,234,849
30,200	Helix Energy Solutions Group, Inc.[a]	591,316
51,000	James River Coal Company[a]	966,960
117,800	Marathon Oil Corporation	3,648,266
9,491	National Oilwell Varco, Inc.	764,690
4,430	Occidental Petroleum Corporation	434,937
13,539	Oil States International, Inc.[a]	1,092,597
47,353	Patriot Coal Corporation[a]	895,445
30,841	Peabody Energy Corporation	1,772,432
72,951	Petroleum Geo-Services ASA[a]	1,183,116
2,900	Royal Dutch Shell plc	106,188
9,855	Schlumberger, Ltd.	890,596
11,900	Southwestern Energy Company[a]	530,264
29,195	Swift Energy Company[a]	1,112,330
120,700	Weatherford International, Ltd.[a]	2,645,744
9,400	Whiting Petroleum Corporation[a]	550,840

	Total Energy	28,847,218

Financials (2.5%)
13,930	ACE, Ltd.	933,031
10,065	Affiliated Managers Group, Inc.[a]	1,050,081
86,064	Aflac, Inc.	3,964,108
9,030	Aon Corporation	434,524
5,400	Atlantia SPA	99,989
7,250	BlackRock, Inc.	1,293,835
15,300	CaixaBank	88,375
9,920	Capital One Financial Corporation	474,176
9,333	Citigroup, Inc.	357,827
29,829	Duke Realty Corporation	418,799
10,900	Endurance Specialty Holdings, Ltd.	444,066
25,647	Equity One, Inc.	497,552
1,400	Eurazeo	95,127
7,900	Experian plc	103,850
4,100	Goldman Sachs Group, Inc.	553,377
26,482	HCC Insurance Holdings, Inc.	797,903
34,635	Host Hotels & Resorts, Inc.	548,965
3,198	IntercontinentalExchange, Inc.[a]	394,313
4,500	Investor AB	97,732
96,128	J.P. Morgan Chase & Company	3,888,378
21,500	Kerry Properties, Ltd.	103,996
4,700	Kinnevik Investment AB	108,204
35,480	KKR & Company, LP	519,782
37,426	LaSalle Hotel Properties	936,024
10,336	Lazard, Ltd.	347,290
9,200	M&T Bank Corporation	793,408
10,400	MetLife, Inc.	428,584
5,900	Mitsui & Company, Ltd.	111,079
9,900	Mizrahi Tefahot Bank, Ltd.	104,022
700	Muenchener Rueckversicherungs- Gesellschaft AG	103,306
15,400	NASDAQ OMX Group, Inc.[a]	370,678
16,400	Northern Trust Corporation	736,442
78,946	Ocwen Financial Corporation[a]	1,017,614
359,670	Popular, Inc.[a]	863,208
22,577	Principal Financial Group, Inc.	623,803
21,700	Resolution, Ltd.	98,109
12,470	State Street Corporation	517,131
26,563	SVB Financial Group[a]	1,620,874
38,100	Texas Capital Bancshares, Inc.[a]	1,041,273
26,000	United Overseas Land, Ltd.	111,251

Shares	Common Stock (18.9%)	Value

Financials (2.5%) - continued
37,320	Unum Group	$910,235
5,460	Vanguard REIT ETF	333,278
25,273	W.R. Berkley Corporation	778,156
60,930	Wells Fargo & Company	1,702,384
68,098	Zions Bancorporation	1,491,346

	Total Financials	32,307,485

Health Care (2.6%)
11,400	Alexion Pharmaceuticals, Inc.[a]	647,520
2,000	AstraZeneca plc	97,180
75,480	Baxter International, Inc.	4,390,672
10,211	C.R. Bard, Inc.	1,007,621
6,015	Celgene Corporation[a]	356,690
25,690	Covance, Inc.[a]	1,470,752
15,500	Coventry Health Care, Inc.[a]	496,000
15,380	Covidien plc	781,150
107,700	Eli Lilly and Company	4,124,910
16,500	Gen-Probe, Inc.[a]	999,075
14,430	HCA Holdings, Inc.[a]	384,992
50,663	Health Net, Inc.[a]	1,424,644
6,940	Johnson & Johnson	449,643
19,405	McKesson Corporation	1,574,134
77,450	Mylan, Inc.[a]	1,764,311
260,056	Pfizer, Inc.	5,003,477
37,904	PSS World Medical, Inc.[a]	907,043
7,600	Quest Diagnostics, Inc.	410,476
36,463	Thermo Fisher Scientific, Inc.[a]	2,191,062
16,300	Thoratec Corporation[a]	549,147
17,902	United Therapeutics Corporation[a]	1,027,217
14,781	UnitedHealth Group, Inc.	733,581
20,471	Universal Health Services, Inc.	1,016,180
5,742	Varian Medical Systems, Inc.[a]	360,368
7,786	Vertex Pharmaceuticals, Inc.[a]	403,782
4,900	Waters Corporation[a]	430,661
14,472	Zimmer Holdings, Inc.[a]	868,609

	Total Health Care	33,870,897

Industrials (1.8%)
10	A P Moller - Maersk AS	76,619
4,800	Abertis Infraestructuras SA	88,306
21,800	Boeing Company	1,536,246
16,790	Caterpillar, Inc.	1,658,684
11,689	Chicago Bridge and Iron Company	482,171
18,465	CSX Corporation	453,685
47,270	Deluxe Corporation	1,112,736
4,700	Deutsche Lufthansa AG	94,626
1,600	Eiffage SA	87,511
38,123	EMCOR Group, Inc.[a]	1,064,394
22,335	Emerson Electric Company	1,096,425
8,128	Expeditors International of Washington, Inc.	387,868
42,231	FTI Consulting, Inc.[a]	1,532,563
26,300	GATX Corporation	1,037,009
66,771	General Electric Company	1,195,869
16,530	Harsco Corporation	453,087
10,166	Honeywell International, Inc.	539,815
40,000	IHI Corporation	107,779
36,000	Kajima Corporation	111,865
118,150	Manitowoc Company, Inc.	1,652,919
7,200	Manpower, Inc.	363,744
33,000	Nippon Sheet Glass Company	105,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (18.9%)	Value

Industrials (1.8%) - continued
16,000	Orient Overseas International, Ltd.	$90,814
22,924	Oshkosh Corporation[a]	568,974
9,244	Parker Hannifin Corporation	730,461
13,100	Republic Services, Inc.	380,293
24,400	SembCorp Marine, Ltd.	109,098
49,627	Shaw Group, Inc.[a]	1,284,347
54,000	Sojitz Corporation	106,810
15,354	SPX Corporation	1,155,235
20,307	Teledyne Technologies, Inc.[a]	1,101,249
19,010	Textron, Inc.	439,701
11,200	Tyco International, Ltd.	496,048
9,340	United Technologies Corporation	773,726
1,700	Vinci SA	98,524
3,100	Wartsila Corporation	89,224
11,180	WESCO International, Inc.[a]	566,714

	Total Industrials	23,230,391

Information Technology (4.4%)
15,351	Akamai Technologies, Inc.[a]	371,801
8,700	Alliance Data Systems Corporation[a]	855,558
15,002	Apple, Inc.[a]	5,857,981
31,350	Broadcom Corporation[a]	1,162,145
190,256	Brocade Communications[a]	1,042,603
11,641	Cognizant Technology Solutions Corporation[a]	813,357
16,749	CommVault Systems, Inc.[a]	648,521
251,610	Corning, Inc.	4,003,115
15,449	eBay, Inc.[a]	505,955
9,100	Elpida Memory, Inc.[a]	84,002
65,000	EMC Corporation[a]	1,695,200
10,865	F5 Networks, Inc.[a]	1,015,660
5,977	Google, Inc.[a]	3,608,255
9,100	Infineon Technologies AG	91,315
178,600	Intel Corporation	3,988,138
6,097	International Business Machines Corporation	1,108,740
38,221	Juniper Networks, Inc.[a]	893,989
10,200	Lam Research Corporation[a]	416,976
53,100	Micron Technology, Inc.[a]	391,347
178,643	Microsoft Corporation	4,894,818
91,200	Monster Worldwide, Inc.[a]	1,070,688
25,666	Netlogic Microsystems, Inc.[a]	886,760
41,421	NXP Semiconductors NVa	819,307
203,380	Oracle Corporation	6,219,360
32,810	Plantronics, Inc.	1,123,743
36,046	Plexus Corporation[a]	1,063,718
35,100	QUALCOMM, Inc.	1,922,778
44,531	Quest Software, Inc.[a]	845,198
6,203	Salesforce.com, Inc.[a]	897,636
2,700	Softbank Corporation	105,436
49,600	SuccessFactors, Inc.[a]	1,339,200
11,500	TDC A/Sa	106,973
19,601	TE Connectivity, Ltd.	674,862
126,785	Teradyne, Inc.[a]	1,710,330
64,447	TIBCO Software, Inc.[a]	1,678,200
33,600	ValueClick, Inc.[a]	606,816
38,300	VeriFone Systems, Inc.[a]	1,507,871
10,900	VMware, Inc.[a]	1,093,706
34,085	Xilinx, Inc.	1,094,129

	Total Information Technology	58,216,187

Shares	Common Stock (18.9%)	Value

Materials (1.2%)
8,893	Albemarle Corporation	$592,096
1,000	Arkema	97,565
20,600	Balfour Beatty plc	102,293
2,600	BHP Billiton plc	97,126
5,500	Boliden AB	95,057
7,647	CF Industries Holdings, Inc.	1,187,732
13,210	Dow Chemical Company	460,633
24,979	E.I. du Pont de Nemours and Company	1,284,420
108,450	Freeport-McMoRan Copper & Gold, Inc.	5,743,512
1,900	Henkel AG & Company KGaA	103,672
9,600	ITOCHU Corporation	110,759
1,600	Koninklijke DSM NV	90,723
15,000	Marubeni Corporation	112,553
1,800	Metso Corporation	87,993
54,200	Monsanto Company	3,982,616
1,200	Rio Tinto, Ltd.	105,129
5,888	Sigma-Aldrich Corporation	395,085
12,886	Silgan Holdings, Inc.	499,719
36,088	Steel Dynamics, Inc.	563,694
9,900	Stora Enso Oyj	85,205
3,798	Temple-Inland, Inc.	114,016
26,000	Tosoh Corporation	110,236
32,000	Ube Industries, Ltd.	108,611

	Total Materials	16,130,445

Telecommunications Services (0.4%)
21,840	AT&T, Inc.	639,038
32,100	BT Group plc	105,595
6,900	Deutsche Telekom AG	107,561
5,100	France Telecom SA	105,537
11,600	Inmarsat plc	102,662
14	KDDI Corporation	104,031
7,500	Koninklijke (Royal) KPN NV	106,964
1,400	Mobistar SA	97,586
50,200	NII Holdings, Inc.[a]	2,125,970
59	NTT DoCoMo, Inc.	109,174
200	Swisscom AG	96,259
28,923	Verizon Communications, Inc.	1,020,693
39,500	Vodafone Group plc	110,771

	Total Telecommunications Services	4,831,841

Utilities (0.4%)
69,100	A2A SPA	99,038
23,900	CMS Energy Corporation	457,446
16,700	Enel SPA	96,185
17,210	Exelon Corporation	758,445
5,100	Gas Natural SDG SA	102,533
6,400	Hokkaido Electric Power Company, Inc.	98,057
10,600	National Grid plc	103,717
34,800	NiSource, Inc.	700,524
32,627	NV Energy, Inc.	484,185
60,100	PNM Resources, Inc.	902,702
4,700	Scottish & Southern Energy plc	100,706
25,782	Southwest Gas Corporation	961,411
5,200	Suez Environnement SA	96,399
15,488	UGI Corporation	469,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (18.9%)	Value

Utilities (0.4%) - continued
10,800	United Utilities Group plc	$104,103

	Total Utilities	5,534,737

	Total Common Stock (cost $232,162,896)	247,460,547

Principal Amount	Long-Term Fixed Income (6.0%)	Value

Asset-Backed Securities (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
910,714	0.337%, 8/25/2036[b]	730,006
	GSAMP Trust
909,783	0.367%, 2/25/2036[b]	737,014
	J.P. Morgan Mortgage Acquisition Corporation
2,000,000	5.461%, 10/25/2036	1,562,324
	Morgan Stanley Capital, Inc.
850,957	0.337%, 2/25/2037[b]	538,869
	Renaissance Home Equity Loan Trust
3,418,790	5.746%, 5/25/2036	2,241,721
1,780,000	6.011%, 5/25/2036	985,150

	Total Asset-Backed Securities	6,795,084

Basic Materials (0.2%)
	ArcelorMittal
650,000	7.000%, 10/15/2039	681,533
	Arch Coal, Inc.
270,000	7.000%, 6/15/2019[c]	282,825
	Dow Chemical Company
650,000	4.250%, 11/15/2020	665,863
	FMG Resources Property, Ltd.
270,000	7.000%, 11/1/2015[c]	279,787
	Georgia-Pacific, LLC
240,000	8.000%, 1/15/2024	295,947
	Novelis, Inc.
270,000	8.375%, 12/15/2017	293,963

	Total Basic Materials	2,499,918

Capital Goods (<0.1%)
	Case New Holland, Inc.
260,000	7.875%, 12/1/2017[c]	294,450
	Danaher Corporation
260,000	0.497%, 6/21/2013[b]	260,633

	Total Capital Goods	555,083

Collateralized Mortgage Obligations (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
402,693	5.500%, 11/25/2035	349,816
	CitiMortgage Alternative Loan Trust
1,350,880	5.750%, 4/25/2037	976,908
	Countrywide Alternative Loan Trust
274,482	6.000%, 1/25/2037	192,009
1,185,251	5.500%, 5/25/2037	880,624
1,007,348	7.000%, 10/25/2037	650,538
	Countrywide Home Loans, Inc.
801,848	5.750%, 4/25/2037	727,616

Principal Amount	Long-Term Fixed Income (6.0%)	Value

Collateralized Mortgage Obligations (0.5%) - continued
	Deutsche Alt-A Securities, Inc.
$277,312	5.500%, 10/25/2021	$256,873
476,787	6.000%, 10/25/2021	406,850
	J.P. Morgan Mortgage Trust
131,678	4.935%, 10/25/2036	106,709
	MASTR Alternative Loans Trust
321,184	6.500%, 7/25/2034	339,606
	Merrill Lynch Alternative Note Asset Trust
324,916	6.000%, 3/25/2037	256,964
	Sequoia Mortgage Trust
514,374	5.398%, 9/20/2046	178,568
	WaMu Mortgage Pass Through Certificates
234,234	5.833%, 9/25/2036	191,508
527,387	5.938%, 10/25/2036	488,202

	Total Collateralized Mortgage Obligations	6,002,791

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
1,400,000	5.647%, 4/10/2049	1,503,335
2,550,000	5.624%, 6/10/2049	2,762,479
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,579,809
	Credit Suisse First Boston Mortgage Securities
1,300,000	5.542%, 1/15/2049	1,369,035
	Credit Suisse Mortgage Capital Certificates
1,625,000	5.509%, 9/15/2039	1,531,910
	Greenwich Capital Commercial Funding Corporation
900,000	5.867%, 12/10/2049	829,994
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
750,000	5.742%, 2/12/2049	731,213
	Morgan Stanley Capital, Inc.
450,000	5.406%, 3/15/2044	422,686
	Wachovia Bank Commercial Mortgage Trust
1,050,000	5.603%, 10/15/2048	987,716

	Total Commercial Mortgage- Backed Securities	11,718,177

Communications Services (0.3%)
	CBS Corporation
325,000	7.875%, 7/30/2030	397,009
325,000	5.900%, 10/15/2040	328,735
	CCO Holdings, LLC
270,000	7.000%, 1/15/2019	280,800
	Clear Channel Worldwide Holdings, Inc.
280,000	9.250%, 12/15/2017	305,900
	Cox Communications, Inc.
650,000	6.950%, 6/1/2038[c]	764,226
	Dish DBS Corporation
250,000	6.750%, 6/1/2021[c]	258,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (6.0%)	Value

Communications Services (0.3%) – continued
	EH Holding Corporation
$270,000	6.500%, 6/15/2019[c]	$277,763
	Frontier Communications Corporation
270,000	8.250%, 4/15/2017	296,325
	Intelsat Luxembourg SA
300,000	11.500%, 2/4/2017[c]	322,500
	NII Capital Corporation
230,000	7.625%, 4/1/2021	241,500
	Virgin Media Finance plc
250,000	9.500%, 8/15/2016	281,250

	Total Communications Services	3,754,133

Consumer Cyclical (0.2%)
	Chrysler Group, LLC
200,000	8.000%, 6/15/2019[c]	193,500
	Ford Motor Credit Company, LLC
280,000	5.750%, 2/1/2021	286,000
	Home Depot, Inc.
650,000	5.875%, 12/16/2036	704,920
	MGM Resorts International
240,000	11.125%, 11/15/2017	276,600
	Rite Aid Corporation
280,000	7.500%, 3/1/2017	285,600
	Starwood Hotels & Resorts Worldwide, Inc.
270,000	6.750%, 5/15/2018	301,725
	Toys R Us Property Company II, LLC
270,000	8.500%, 12/1/2017	288,900
	West Corporation
270,000	7.875%, 1/15/2019[c]	269,325
	WMG Acquisition Corporation
270,000	11.500%, 10/1/2018[c]	270,675

	Total Consumer Cyclical	2,877,245

Consumer Non-Cyclical (0.4%)
	Altria Group, Inc.
650,000	9.950%, 11/10/2038	949,447
	Anheuser-Busch Companies, Inc.
325,000	6.450%, 9/1/2037	395,024
	Anheuser-Busch InBev Worldwide, Inc.
455,000	0.609%, 7/14/2014[b]	456,461
325,000	8.200%, 1/15/2039	473,780
	Community Health Systems, Inc.
270,000	8.875%, 7/15/2015	279,112
	HCA, Inc.
270,000	7.250%, 9/15/2020	284,850
260,000	7.500%, 2/15/2022	263,900
	JBS USA, LLC/JBS USA Finance, Inc.
240,000	11.625%, 5/1/2014	277,200
	Kraft Foods, Inc.
325,000	5.375%, 2/10/2020	366,669
325,000	7.000%, 8/11/2037	396,856
	Mylan, Inc.
250,000	7.875%, 7/15/2020[c]	277,500
	Reynolds Group Holdings, Ltd.
260,000	6.875%, 2/15/2021[c]	249,600

Principal Amount	Long-Term Fixed Income (6.0%)	Value

Consumer Non-Cyclical (0.4%) – continued
	UnitedHealth Group, Inc.
$325,000	6.875%, 2/15/2038	$393,381
325,000	5.700%, 10/15/2040	343,324

	Total Consumer Non-Cyclical	5,407,104

Energy (0.2%)
	Denbury Resources, Inc.
280,000	9.750%, 3/1/2016	312,900
	Linn Energy, LLC
280,000	7.750%, 2/1/2021[c]	298,200
	Pioneer Natural Resources Company
295,000	7.500%, 1/15/2020	339,755
	Plains Exploration & Production Company
280,000	7.625%, 6/1/2018	301,000
	SandRidge Energy, Inc.
270,000	8.000%, 6/1/2018[c]	286,200
	Weatherford International, Ltd.
655,000	6.750%, 9/15/2040	745,264

	Total Energy	2,283,319

Financials (0.5%)
	AXA SA
650,000	6.379%, 12/29/2049[c,d]	546,000
	BBVA International Preferred SA Unipersonal
325,000	5.919%, 12/29/2049[d]	266,500
	General Electric Capital Corporation
650,000	6.750%, 3/15/2032	740,075
	HCP, Inc.
650,000	6.750%, 2/1/2041	732,039
	Health Care REIT, Inc.
260,000	6.500%, 3/15/2041	265,962
	Icahn Enterprises, LP
315,000	8.000%, 1/15/2018	325,237
	International Lease Finance Corporation
270,000	5.750%, 5/15/2016	269,440
	MetLife Capital Trust IV
650,000	7.875%, 12/15/2037[c]	712,844
	Prudential Financial, Inc.
650,000	6.200%, 11/15/2040	695,273
	QBE Capital Funding III, Ltd.
650,000	7.250%, 5/24/2041[c]	662,445
	Reinsurance Group of America, Inc.
325,000	6.750%, 12/15/2065	315,697
	Stoneheath RE
325,000	6.868%, 12/29/2049[d]	307,336
	XL Group plc
650,000	6.250%, 5/15/2027	671,260
325,000	6.500%, 12/31/2049[d]	303,469

	Total Financials	6,813,577

Mortgage-Backed Securities (1.4%)
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
8,900,000	4.500%, 8/1/2041[e]	9,289,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (6.0%)	Value

Mortgage-Backed Securities (1.4%) - continued
$8,800,000	5.000%, 8/1/2041[e]	$9,391,254

	Total Mortgage-Backed Securities	18,680,629

Technology (<0.1%)
	Freescale Semiconductor, Inc.
260,000	9.250%, 4/15/2018[c]	283,400
	Seagate HDD Cayman
250,000	7.750%, 12/15/2018[c]	262,500

	Total Technology	545,900

Transportation (<0.1%)
	Delta Air Lines, Inc.
280,000	9.500%, 9/15/2014[c]	297,850
	Hertz Corporation
270,000	6.750%, 4/15/2019[c]	270,000

	Total Transportation	567,850

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
4,725,000	2.500%, 4/30/2015	5,017,359
2,350,000	3.125%, 5/15/2021	2,414,249
1,175,000	4.375%, 5/15/2040	1,224,573

	Total U.S. Government and Agencies	8,656,181

Utilities (0.2%)
	AES Corporation
250,000	7.375%, 7/1/2021[c]	258,750
	Dominion Resources, Inc.
325,000	6.300%, 9/30/2066	316,550
	Energy Transfer Partners, LP
180,000	6.625%, 10/15/2036	192,135
325,000	7.500%, 7/1/2038	384,904
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
270,000	6.500%, 8/15/2021	281,475
	Southern Union Company
650,000	7.200%, 11/1/2066	604,500

	Total Utilities	2,038,314

	Total Long-Term Fixed Income (cost $77,446,017)	79,195,305

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
250	Ally Financial, Inc., 7.000%[c,d]	227,125

	Total Financials	227,125

	Total Preferred Stock (cost $237,100)	227,125

Principal Amount	Short-Term Investments (4.7%)[f]	Value

	Bryant Park Funding, LLC
12,140,000	0.200%, 8/1/2011[g]	12,139,865

Principal Amount	Short-Term Investments (4.7%)[f]	Value

	Federal Home Loan Bank Discount Notes
10,000,000	0.003%, 8/12/2011[g]	$9,999,989
15,000,000	0.020%, 8/17/2011[g]	14,999,850
750,000	0.015%, 9/9/2011[g]	749,987
	Federal Home Loan Mortgage Corporation Discount Notes
4,948,000	0.152%, 8/29/2011[g,h,i]	4,947,382
	Federal National Mortgage Association Discount Notes
300,000	0.110%, 8/29/2011[g,i]	299,973
1,500,000	0.075%, 8/31/2011[g,h]	1,499,900
13,000,000	0.020%, 9/9/2011[g]	12,999,704
	U.S. Treasury Notes
3,900,000	0.140%, 8/18/2011[h]	3,899,713

	Total Short-Term Investments (at amortized cost)	61,536,363

	Total Investments (cost $1,281,822,221) 101.7%	$1,332,506,865

	Other Assets and Liabilities, Net (1.7%)	(22,080,954)

	Total Net Assets 100.0%	$1,310,425,911

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $7,845,590 or 0.6% of total net assets.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At July 29, 2011, $9,699,076 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
i	At July 29, 2011, $584,937 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

     Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$98,549,092
Gross unrealized depreciation	(47,864,448)

Net unrealized appreciation (depreciation)	$50,684,644

Cost for federal income tax purposes	$1,281,822,221

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	722,787,195	722,787,195	–	–
Fixed Income Mutual Funds	221,300,330	221,300,330	–	–
Common Stock
Communications Services	857,218	–	857,218	–
Consumer Discretionary	22,876,473	20,994,977	1,881,496	–
Consumer Staples	20,757,655	20,029,087	728,568	–
Energy	28,847,218	27,557,914	1,289,304	–
Financials	32,307,485	31,082,445	1,225,040	–
Health Care	33,870,897	33,773,717	97,180	–
Industrials	23,230,391	22,063,963	1,166,428	–
Information Technology	58,216,187	57,828,461	387,726	–
Materials	16,130,445	14,823,523	1,306,922	–
Telecommunications Services	4,831,841	3,785,701	1,046,140	–
Utilities	5,534,737	4,733,999	800,738	–
Long-Term Fixed Income
Asset-Backed Securities	6,795,084	–	6,795,084	–
Basic Materials	2,499,918	–	2,499,918	–
Capital Goods	555,083	–	555,083	–
Collateralized Mortgage Obligations	6,002,791	–	6,002,791	–
Commercial Mortgage-Backed Securities	11,718,177	–	11,718,177	–
Communications Services	3,754,133	–	3,754,133	–
Consumer Cyclical	2,877,245	–	2,877,245	–
Consumer Non-Cyclical	5,407,104	–	5,407,104	–
Energy	2,283,319	–	2,283,319	–
Financials	6,813,577	–	6,813,577	–
Mortgage-Backed Securities	18,680,629	–	18,680,629	–
Technology	545,900	–	545,900	–
Transportation	567,850	–	567,850	–
U.S. Government and Agencies	8,656,181	–	8,656,181	–
Utilities	2,038,314	–	2,038,314	–
Preferred Stock
Financials	227,125	–	227,125	–
Short-Term Investments	61,536,363	–	61,536,363	–

Total	$1,332,506,865	$1,180,761,312	$151,745,553	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	865,508	865,508	–	–
Foreign Currency Forward Contracts	13	–	13	–
Credit Default Swaps	336,694	–	336,694	–

Total Asset Derivatives	$1,202,215	$865,508	$336,707	$–

Liability Derivatives
Futures Contracts	1,545,046	1,545,046	–	–

Total Liability Derivatives	$1,545,046	$1,545,046	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(60)	September 2011	($13,131,380)	($13,195,313)	($63,933)
5-Yr. U.S. Treasury Bond Futures	(200)	September 2011	(23,685,328)	(24,289,062)	(603,734)
10-Yr. U.S. Treasury Bond Futures	(75)	September 2011	(9,132,779)	(9,426,562)	(293,783)
Mini MSCI EAFE Index Futures	209	September 2011	17,342,261	17,448,365	106,104
Russell 2000 Index Mini-Futures	(746)	September 2011	(58,760,704)	(59,344,300)	(583,596)
S&P 400 Index Mini-Futures	(716)	September 2011	(67,428,333)	(67,425,719)	2,614
S&P 500 Index Futures	419	September 2011	134,203,110	134,959,900	756,790
Total Futures Contracts					($679,538)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales
Euro	SSB	4,894	8/1/2011	$7,046	$7,033	$13
Total Sales				$7,046	$7,033	$13

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$13

Counterparty
SSB - State Street Bank

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	$5,500,000	$220,550	($107,309)	$113,241
5.00%; Bank of America
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	7,500,000	304,986	(146,330)	158,656
5.00%; J.P. Morgan Chase and Co.
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	7,500,000	211,128	(146,331)	64,797
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($399,970)	$336,694

1	As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Moderately Aggressive Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Real Estate Securities	$37,300,246	$799,879	$–	4,009,380	$42,940,458	$799,879
Partner Small Cap Growth	34,702,418	–	–	3,151,900	41,226,850	–
Partner Small Cap Value	30,681,876	266,141	8,000,000	1,643,111	26,339,074	266,141
Small Cap Stock	18,812,514	–	–	1,344,712	21,407,808	–
Mid Cap Growth	32,587,165	–	–	1,758,617	36,579,225	–
Partner Mid Cap Value	45,006,623	273,227	5,000,000	3,609,996	44,511,255	273,227
Mid Cap Stock	62,218,251	193,014	4,500,000	4,016,385	65,547,397	193,014
Partner Worldwide Allocation	72,381,652	2,534,327	–	8,479,977	78,439,787	1,034,327
Partner International Stock	101,003,755	1,905,800	6,000,000	9,842,730	101,380,123	1,905,800
Large Cap Growth	73,161,485	–	–	14,261,498	79,864,389	–
Large Cap Value	91,471,178	1,366,022	–	7,297,379	99,536,249	1,366,022
Large Cap Stock	68,000,268	599,404	–	3,257,272	74,200,646	599,404
Equity Income Plus	9,754,392	151,257	–	1,151,644	10,813,934	151,257
High Yield	50,328,487	5,899,974	6,158,123	10,310,890	50,523,363	2,860,585
Income	88,540,345	7,577,706	1,263,192	10,796,738	95,659,100	3,288,388
Government Bond	24,514,680	1,856,912	360,912	2,466,567	25,800,289	434,961
Limited Maturity Bond	46,825,338	3,394,370	721,824	3,935,960	49,317,578	943,305
Total Value and Income Earned	887,290,673				944,087,525	14,116,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Mutual Funds (74.8%)	Value

Equity Mutual Funds (40.9%)
3,909,001	Thrivent Real Estate Securities Fund	$41,865,406
1,851,274	Thrivent Partner Small Cap Growth Fund[a]	24,214,669
1,555,328	Thrivent Partner Small Cap Value Fund	24,931,912
882,584	Thrivent Small Cap Stock Fund[a]	14,050,740
735,772	Thrivent Mid Cap Growth Fund[a]	15,304,065
2,185,388	Thrivent Partner Mid Cap Value Fund	26,945,839
2,616,880	Thrivent Mid Cap Stock Fund	42,707,484
7,810,749	Thrivent Partner Worldwide Allocation Fund	72,249,430
6,780,772	Thrivent Partner International Stock Fund	69,841,957
11,226,178	Thrivent Large Cap Growth Fund[a]	62,866,600
6,636,735	Thrivent Large Cap Value Fund	90,525,068
1,698,477	Thrivent Large Cap Stock Fund	38,691,309
1,124,780	Thrivent Equity Income Plus Fund	10,561,687

	Total Equity Mutual Funds	534,756,166

Fixed Income Mutual Funds (33.9%)
10,319,018	Thrivent High Yield Fund	50,563,187
21,151,655	Thrivent Income Fund	187,403,660
1,943,908	Thrivent Government Bond Fund	20,333,277
14,754,271	Thrivent Limited Maturity Bond Fund	184,871,019

	Total Fixed Income Mutual Funds	443,171,143

	Total Mutual Funds (cost $939,232,600)	977,927,309

Shares	Common Stock (13.6%)	Value

Communications Services (<0.1%)
2,600	Cellcom Israel, Ltd.	67,640
3,400	Elisa Oyj	73,075
700	Millicom International Cellular SA	83,742
1,600	Nippon Telegraph & Telephone Corporation	79,129
4,800	Partner Communications Company, Ltd.	68,856
35,600	Telecom Corporation of New Zealand, Ltd.	81,851
5,900	Telekom Austria AG	72,328
23,300	Telstra Corporation, Ltd.	76,424

	Total Communications Services	603,045

Consumer Discretionary (1.2%)
6,100	Aeon Company, Ltd.	76,821
4,950	Amazon.com, Inc.[a]	1,101,474
1,400	Aryzta AG	76,452
7,126	Autoliv, Inc.	471,456
11,150	Carnival Corporation	371,295
7,860	CBS Corporation	215,128
4,800	Charter Communications, Inc.[a]	259,200
41,600	Coach, Inc.	2,685,696
5,000	Daihatsu Motor Company, Ltd.	87,578
14,000	Darden Restaurants, Inc.	711,200
16,467	Discovery Communications, Inc.[a]	655,387
5,330	Dollar Tree, Inc.[a]	353,006

Shares	Common Stock (13.6%)	Value

Consumer Discretionary (1.2%) - continued
6,700	Fiat SPA	$66,203
32,436	Foot Locker, Inc.	704,834
74,483	Ford Motor Company[a]	909,437
1,200	Kabel Deutschland Holding AGa	67,549
1,500	Lawson, Inc.	81,150
18,820	Lowe’s Companies, Inc.	406,136
20,332	Macy’s, Inc.	586,985
16,400	Mediaset SPA	70,271
13,740	Omnicom Group, Inc.	644,681
4,700	OPAP SA	77,970
3,510	Panera Bread Company[a]	404,738
1,600	Peugeot SA	60,655
68,251	Pier 1 Imports, Inc.[a]	750,079
11,920	PVH Corporation	852,876
4,000	Sanoma Corporation	70,032
8,000	Sekisui Chemical Company, Ltd.	73,915
14,935	Signet Jewelers, Ltd.[a]	639,815
31,000	SJM Holdings, Ltd.	77,958
5,600	Sumitomo Rubber Industries, Ltd.	72,695
800	Swatch Group AG	74,475
21,900	Tabcorp Holdings, Ltd.	77,346
10,930	Time Warner Cable, Inc.	801,278
9,670	Viacom, Inc.	468,221
2,700	Vivendi SA	64,571
4,200	Volvo AB	67,719
12,720	Walt Disney Company	491,246
11,800	Williams-Sonoma, Inc.	436,836
21,200	Wynn Macau, Ltd.	73,838

	Total Consumer Discretionary	16,238,202

Consumer Staples (1.2%)
17,580	Altria Group, Inc.	462,354
16,774	Anheuser-Busch InBev NV ADR	965,847
14,700	BJ’s Wholesale Club, Inc.[a]	740,145
1,600	British American Tobacco plc	73,860
800	Casino Guichard Perrachon SA	72,938
21,753	Corn Products International, Inc.	1,107,010
10,380	Diageo plc ADR	843,271
10,129	Diamond Foods, Inc.	725,135
12,960	Flowers Foods, Inc.	284,083
132,000	Golden Agri-Resources, Ltd.	79,829
13,704	Herbalife, Ltd.	763,587
2,100	Imperial Tobacco Group plc	72,697
28,687	Kraft Foods, Inc.	986,259
12,100	Marks and Spencer Group plc	68,570
2,800	McDonald’s Holdings Company Japan, Ltd.	73,221
1,100	Nestle SA	70,067
60,636	Philip Morris International, Inc.	4,315,464
13,760	Sysco Corporation	420,919
8,308	TreeHouse Foods, Inc.[a]	429,025
65,200	Walgreen Company	2,545,408

	Total Consumer Staples	15,099,689

Energy (1.6%)
6,076	Alpha Natural Resources, Inc.[a]	259,506
14,862	Apache Corporation	1,838,727
36,284	Arch Coal, Inc.	928,870
20,388	Baker Hughes, Inc.	1,577,623
6,939	BP plc ADR	315,308
15,570	Chevron Corporation	1,619,591
16,950	ConocoPhillips	1,220,231

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (13.6%)	Value

Energy (1.6%) - continued
31,555	ENSCO International plc ADR	$1,680,304
21,800	Helix Energy Solutions Group, Inc.[a]	426,844
33,100	James River Coal Company[a]	627,576
81,800	Marathon Oil Corporation	2,533,346
6,861	National Oilwell Varco, Inc.	552,791
4,240	Occidental Petroleum Corporation	416,283
8,838	Oil States International, Inc.[a]	713,227
30,662	Patriot Coal Corporation[a]	579,818
19,463	Peabody Energy Corporation	1,118,539
47,276	Petroleum Geo-Services ASA[a]	766,720
2,000	Royal Dutch Shell plc	73,233
6,186	Schlumberger, Ltd.	559,029
8,500	Southwestern Energy Company[a]	378,760
18,961	Swift Energy Company[a]	722,414
79,000	Weatherford International, Ltd.[a]	1,731,680
6,600	Whiting Petroleum Corporation[a]	386,760

	Total Energy	21,027,180

Financials (1.9%)
13,350	ACE, Ltd.	894,183
6,531	Affiliated Managers Group, Inc.[a]	681,379
59,838	Aflac, Inc.	2,756,138
8,650	Aon Corporation	416,238
3,800	Atlantia SPA	70,362
4,550	BlackRock, Inc.	811,993
10,700	CaixaBank	61,804
9,490	Capital One Financial Corporation	453,622
8,940	Citigroup, Inc.	342,760
21,419	Duke Realty Corporation	300,723
7,800	Endurance Specialty Holdings, Ltd.	317,772
18,398	Equity One, Inc.	356,921
1,000	Eurazeo	67,948
5,600	Experian plc	73,615
3,930	Goldman Sachs Group, Inc.	530,432
18,821	HCC Insurance Holdings, Inc.	567,077
24,957	Host Hotels & Resorts, Inc.	395,568
2,166	IntercontinentalExchange, Inc.[a]	267,068
3,100	Investor AB	67,327
74,579	J.P. Morgan Chase & Company	3,016,721
15,000	Kerry Properties, Ltd.	72,556
3,300	Kinnevik Investment AB	75,973
34,030	KKR & Company, LP	498,539
24,281	LaSalle Hotel Properties	607,268
7,291	Lazard, Ltd.	244,978
6,400	M&T Bank Corporation	551,936
9,940	MetLife, Inc.	409,627
4,100	Mitsui & Company, Ltd.	77,190
7,000	Mizrahi Tefahot Bank, Ltd.	73,551
500	Muenchener Rueckversicherungs- Gesellschaft AG	73,790
11,100	NASDAQ OMX Group, Inc.[a]	267,177
11,800	Northern Trust Corporation	529,879
51,227	Ocwen Financial Corporation[a]	660,316
233,092	Popular, Inc.[a]	559,421
21,647	Principal Financial Group, Inc.	598,107
15,200	Resolution, Ltd.	68,722
11,960	State Street Corporation	495,981
20,202	SVB Financial Group[a]	1,232,726
24,706	Texas Capital Bancshares, Inc.[a]	675,215
18,000	United Overseas Land, Ltd.	77,020

Shares	Common Stock (13.6%)	Value

Financials (1.9%) - continued
35,810	Unum Group	$873,406
5,240	Vanguard REIT ETF	319,850
18,082	W.R. Berkley Corporation	556,745
51,110	Wells Fargo & Company	1,428,013
45,916	Zions Bancorporation	1,005,560

	Total Financials	24,483,197

Health Care (1.9%)
8,000	Alexion Pharmaceuticals, Inc.[a]	454,400
1,500	AstraZeneca plc	72,885
54,710	Baxter International, Inc.	3,182,481
8,247	C.R. Bard, Inc.	813,814
3,794	Celgene Corporation[a]	224,984
17,140	Covance, Inc.[a]	981,265
10,996	Coventry Health Care, Inc.[a]	351,872
14,750	Covidien plc	749,153
74,800	Eli Lilly and Company	2,864,840
10,700	Gen-Probe, Inc.[a]	647,885
13,830	HCA Holdings, Inc.[a]	368,984
33,718	Health Net, Inc.[a]	948,150
6,670	Johnson & Johnson	432,149
12,164	McKesson Corporation	986,744
48,688	Mylan, Inc.[a]	1,109,113
198,313	Pfizer, Inc.	3,815,542
24,609	PSS World Medical, Inc.[a]	588,893
5,400	Quest Diagnostics, Inc.	291,654
22,909	Thermo Fisher Scientific, Inc.[a]	1,376,602
11,800	Thoratec Corporation[a]	397,542
11,620	United Therapeutics Corporation[a]	666,756
14,181	UnitedHealth Group, Inc.	703,803
13,240	Universal Health Services, Inc.	657,234
4,028	Varian Medical Systems, Inc.[a]	252,797
5,590	Vertex Pharmaceuticals, Inc.[a]	289,897
3,400	Waters Corporation[a]	298,826
12,250	Zimmer Holdings, Inc.[a]	735,245

	Total Health Care	24,263,510

Industrials (1.3%)
8	A P Moller - Maersk AS	61,296
3,400	Abertis Infraestructuras SA	62,550
13,750	Boeing Company	968,962
12,170	Caterpillar, Inc.	1,202,274
8,390	Chicago Bridge and Iron Company	346,087
13,209	CSX Corporation	324,545
30,658	Deluxe Corporation	721,689
3,300	Deutsche Lufthansa AG	66,440
1,100	Eiffage SA	60,164
24,672	EMCOR Group, Inc.[a]	688,842
14,088	Emerson Electric Company	691,580
5,716	Expeditors International of Washington, Inc.	272,768
27,973	FTI Consulting, Inc.[a]	1,015,140
17,000	GATX Corporation	670,310
64,041	General Electric Company	1,146,974
15,850	Harsco Corporation	434,448
9,736	Honeywell International, Inc.	516,982
28,000	IHI Corporation	75,446
25,000	Kajima Corporation	77,684
80,002	Manitowoc Company, Inc.	1,119,228
5,100	Manpower, Inc.	257,652
23,000	Nippon Sheet Glass Company	73,357

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (13.6%)	Value

Industrials (1.3%) - continued
11,000	Orient Overseas International, Ltd.	$62,435
16,516	Oshkosh Corporation[a]	409,927
7,879	Parker Hannifin Corporation	622,599
9,400	Republic Services, Inc.	272,882
17,300	SembCorp Marine, Ltd.	77,352
33,558	Shaw Group, Inc.[a]	868,481
37,900	Sojitz Corporation	74,965
12,871	SPX Corporation	968,414
13,187	Teledyne Technologies, Inc.[a]	715,131
18,220	Textron, Inc.	421,429
7,800	Tyco International, Ltd.	345,462
8,950	United Technologies Corporation	741,418
1,100	Vinci SA	63,751
2,100	Wartsila Corporation	60,442
10,740	WESCO International, Inc.[a]	544,411

	Total Industrials	17,103,517

Information Technology (3.0%)
9,629	Akamai Technologies, Inc.[a]	233,214
6,100	Alliance Data Systems Corporation[a]	599,874
9,402	Apple, Inc.[a]	3,671,293
19,750	Broadcom Corporation[a]	732,133
123,282	Brocade Communications[a]	675,585
7,278	Cognizant Technology Solutions Corporation[a]	508,514
11,068	CommVault Systems, Inc.[a]	428,553
183,690	Corning, Inc.	2,922,508
11,099	eBay, Inc.[a]	363,492
6,400	Elpida Memory, Inc.[a]	59,078
40,950	EMC Corporation[a]	1,067,976
6,854	F5 Networks, Inc.[a]	640,712
3,744	Google, Inc.[a]	2,260,215
6,400	Infineon Technologies AG	64,222
124,100	Intel Corporation	2,771,153
5,867	International Business Machines Corporation	1,066,914
25,814	Juniper Networks, Inc.[a]	603,789
7,300	Lam Research Corporation[a]	298,424
38,200	Micron Technology, Inc.[a]	281,534
130,640	Microsoft Corporation	3,579,536
59,086	Monster Worldwide, Inc.[a]	693,670
16,689	Netlogic Microsystems, Inc.[a]	576,605
26,047	NXP Semiconductors NVa	515,210
138,310	Oracle Corporation	4,229,520
21,224	Plantronics, Inc.	726,922
23,435	Plexus Corporation[a]	691,567
22,100	QUALCOMM, Inc.	1,210,638
28,937	Quest Software, Inc.[a]	549,224
3,922	Salesforce.com, Inc.[a]	567,553
1,900	Softbank Corporation	74,196
33,000	SuccessFactors, Inc.[a]	891,000
8,100	TDC A/Sa	75,346
18,811	TE Connectivity, Ltd.	647,663
85,613	Teradyne, Inc.[a]	1,154,919
43,673	TIBCO Software, Inc.[a]	1,137,245
23,900	ValueClick, Inc.[a]	431,634
25,800	VeriFone Systems, Inc.[a]	1,015,746
6,850	VMware, Inc.[a]	687,329
28,150	Xilinx, Inc.	903,615

	Total Information Technology	39,608,321

Shares	Common Stock (13.6%)	Value

Materials (0.9%)
6,195	Albemarle Corporation	$412,463
700	Arkema	68,295
14,500	Balfour Beatty plc	72,003
1,900	BHP Billiton plc	70,976
3,900	Boliden AB	67,404
4,825	CF Industries Holdings, Inc.	749,419
12,650	Dow Chemical Company	441,105
23,889	E.I. du Pont de Nemours and Company	1,228,372
73,100	Freeport-McMoRan Copper & Gold, Inc.	3,871,376
1,300	Henkel AG & Company KGaA	70,933
6,700	ITOCHU Corporation	77,301
1,100	Koninklijke DSM NV	62,372
10,000	Marubeni Corporation	75,036
1,300	Metso Corporation	63,551
37,600	Monsanto Company	2,762,848
900	Rio Tinto, Ltd.	78,847
5,565	Sigma-Aldrich Corporation	373,411
9,192	Silgan Holdings, Inc.	356,466
25,959	Steel Dynamics, Inc.	405,480
7,000	Stora Enso Oyj	60,246
2,731	Temple-Inland, Inc.	81,985
18,000	Tosoh Corporation	76,317
23,000	Ube Industries, Ltd.	78,064

	Total Materials	11,604,270

Telecommunications Services (0.3%)
20,940	AT&T, Inc.	612,704
22,600	BT Group plc	74,344
4,800	Deutsche Telekom AG	74,825
3,600	France Telecom SA	74,497
8,100	Inmarsat plc	71,686
10	KDDI Corporation	74,308
5,300	Koninklijke (Royal) KPN NV	75,588
900	Mobistar SA	62,734
31,750	NII Holdings, Inc.[a]	1,344,612
41	NTT DoCoMo, Inc.	75,867
200	Swisscom AG	96,259
27,702	Verizon Communications, Inc.	977,604
27,700	Vodafone Group plc	77,680

	Total Telecommunications Services	3,692,708

Utilities (0.3%)
48,500	A2A SPA	69,513
17,200	CMS Energy Corporation	329,208
11,700	Enel SPA	67,387
16,500	Exelon Corporation	727,155
3,600	Gas Natural SDG SA	72,376
4,500	Hokkaido Electric Power Company, Inc.	68,946
7,400	National Grid plc	72,406
33,390	NiSource, Inc.	672,141
23,118	NV Energy, Inc.	343,071
38,900	PNM Resources, Inc.	584,278
3,300	Scottish & Southern Energy plc	70,708
16,683	Southwest Gas Corporation	622,109
3,700	Suez Environnement SA	68,592
11,125	UGI Corporation	337,088

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (13.6%)	Value

Utilities (0.3%) - continued
7,600	United Utilities Group plc	$73,258

	Total Utilities	4,178,236

	Total Common Stock (cost $166,748,529)	177,901,875

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Asset-Backed Securities (0.5%)
	Citigroup Mortgage Loan Trust, Inc.
1,548,213	0.337%, 8/25/2036[b]	1,241,011
	GSAMP Trust
1,935,708	0.367%, 2/25/2036[b]	1,568,115
	J.P. Morgan Mortgage Acquisition Corporation
2,000,000	5.461%, 10/25/2036	1,562,324
	Morgan Stanley Capital, Inc.
1,587,363	0.337%, 2/25/2037[b]	1,005,197
	Renaissance Home Equity Loan Trust
2,280,000	6.011%, 5/25/2036	1,261,877

	Total Asset-Backed Securities	6,638,524

Basic Materials (0.3%)
	ArcelorMittal
1,200,000	7.000%, 10/15/2039	1,258,216
	Arch Coal, Inc.
280,000	7.000%, 6/15/2019[c]	293,300
	Dow Chemical Company
1,200,000	4.250%, 11/15/2020	1,229,286
	FMG Resources Property, Ltd.
270,000	7.000%, 11/1/2015[c]	279,787
	Georgia-Pacific, LLC
250,000	8.000%, 1/15/2024	308,278
	Novelis, Inc.
270,000	8.375%, 12/15/2017	293,962

	Total Basic Materials	3,662,829

Capital Goods (0.1%)
	Case New Holland, Inc.
260,000	7.875%, 12/1/2017[c]	294,450
	Danaher Corporation
480,000	0.497%, 6/21/2013[b]	481,168

	Total Capital Goods	775,618

Collateralized Mortgage Obligations (1.1%)
	Citigroup Mortgage Loan Trust, Inc.
755,049	5.500%, 11/25/2035	655,906
	CitiMortgage Alternative Loan Trust
2,626,711	5.750%, 4/25/2037	1,899,542
	Countrywide Alternative Loan Trust
869,665	6.000%, 4/25/2036	663,279
514,655	6.000%, 1/25/2037	360,017
2,417,911	5.500%, 5/25/2037	1,796,474
2,091,011	7.000%, 10/25/2037	1,350,358
	Countrywide Home Loans, Inc.
1,603,697	5.750%, 4/25/2037	1,455,233

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Collateralized Mortgage Obligations (1.1%) - continued
	Deutsche Alt-A Securities, Inc.
$519,961	5.500%, 10/25/2021	$481,637
953,573	6.000%, 10/25/2021	813,700
	GSR Mortgage Loan Trust
1,815,778	0.403%, 8/25/2046[b]	1,538,603
	J.P. Morgan Mortgage Trust
749,117	5.737%, 6/25/2036	662,642
246,896	4.935%, 10/25/2036	200,079
	MASTR Alternative Loans Trust
604,581	6.500%, 7/25/2034	639,258
	Merrill Lynch Alternative Note Asset Trust
609,218	6.000%, 3/25/2037	481,808
	Sequoia Mortgage Trust
917,532	5.398%, 9/20/2046	318,527
	WaMu Mortgage Pass Through Certificates
234,234	5.833%, 9/25/2036	191,508
971,163	5.938%, 10/25/2036	899,006

	Total Collateralized Mortgage Obligations	14,407,577

Commercial Mortgage-Backed Securities (1.2%)
	Banc of America Commercial Mortgage, Inc.
2,400,000	5.647%, 4/10/2049	2,577,146
1,650,000	5.624%, 6/10/2049	1,787,486
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.331%, 2/11/2044	1,579,809
	Credit Suisse First Boston Mortgage Securities
2,400,000	5.542%, 1/15/2049	2,527,450
	Credit Suisse Mortgage Capital Certificates
3,000,000	5.509%, 9/15/2039	2,828,142
	Greenwich Capital Commercial Funding Corporation
1,600,000	5.867%, 12/10/2049	1,475,544
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
1,200,000	5.742%, 2/12/2049	1,169,941
	Morgan Stanley Capital, Inc.
750,000	5.406%, 3/15/2044	704,476
	Wachovia Bank Commercial Mortgage Trust
1,800,000	5.603%, 10/15/2048	1,693,228

	Total Commercial Mortgage- Backed Securities	16,343,222

Communications Services (0.4%)
	CBS Corporation
600,000	7.875%, 7/30/2030	732,940
600,000	5.900%, 10/15/2040	606,896
	CCO Holdings, LLC
270,000	7.000%, 1/15/2019	280,800
	Clear Channel Worldwide Holdings, Inc.
270,000	9.250%, 12/15/2017	294,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Communications Services (0.4%) - continued
	Cox Communications, Inc.
$1,200,000	6.950%, 6/1/2038[c]	$1,410,878
	Dish DBS Corporation
250,000	6.750%, 6/1/2021[c]	258,125
	EH Holding Corporation
270,000	6.500%, 6/15/2019[c]	277,763
	Frontier Communications Corporation
270,000	8.250%, 4/15/2017	296,325
	Intelsat Luxembourg SA
295,000	11.500%, 2/4/2017[c]	317,125
	NII Capital Corporation
230,000	7.625%, 4/1/2021	241,500
	Virgin Media Finance plc
250,000	9.500%, 8/15/2016	281,250

	Total Communications Services	4,998,577

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
400,000	8.000%, 6/15/2019[c]	387,000
	Ford Motor Credit Company, LLC
270,000	5.750%, 2/1/2021	275,786
	Home Depot, Inc.
1,200,000	5.875%, 12/16/2036	1,301,390
	MGM Resorts International
240,000	11.125%, 11/15/2017	276,600
	Rite Aid Corporation
270,000	7.500%, 3/1/2017	275,400
	Starwood Hotels & Resorts Worldwide, Inc.
280,000	6.750%, 5/15/2018	312,900
	Toys R Us Property Company II, LLC
280,000	8.500%, 12/1/2017	299,600
	West Corporation
280,000	7.875%, 1/15/2019[c]	279,300
	WMG Acquisition Corporation
280,000	11.500%, 10/1/2018[c]	280,700

	Total Consumer Cyclical	3,688,676

Consumer Non-Cyclical (0.7%)
	Altria Group, Inc.
1,200,000	9.950%, 11/10/2038	1,752,824
	Anheuser-Busch Companies, Inc.
600,000	6.450%, 9/1/2037	729,276
	Anheuser-Busch InBev Worldwide, Inc.
840,000	0.609%, 7/14/2014[b]	842,696
600,000	8.200%, 1/15/2039	874,671
	Community Health Systems, Inc.
270,000	8.875%, 7/15/2015	279,113
	HCA, Inc.
280,000	7.250%, 9/15/2020	295,400
260,000	7.500%, 2/15/2022	263,900
	JBS USA, LLC/JBS USA Finance, Inc.
240,000	11.625%, 5/1/2014	277,200
	Kraft Foods, Inc.
600,000	5.375%, 2/10/2020	676,928
600,000	7.000%, 8/11/2037	732,656

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Consumer Non-Cyclical (0.7%) - continued
	Mylan, Inc.
$250,000	7.875%, 7/15/2020[c]	$277,500
	Reynolds Group Holdings, Ltd.
260,000	6.875%, 2/15/2021[c]	249,600
	UnitedHealth Group, Inc.
600,000	6.875%, 2/15/2038	726,242
600,000	5.700%, 10/15/2040	633,829

	Total Consumer Non-Cyclical	8,611,835

Energy (0.2%)
	Denbury Resources, Inc.
270,000	9.750%, 3/1/2016	301,725
	Linn Energy, LLC
280,000	7.750%, 2/1/2021[c]	298,200
	Pioneer Natural Resources Company
295,000	7.500%, 1/15/2020	339,755
	Plains Exploration & Production Company
270,000	7.625%, 6/1/2018	290,250
	SandRidge Energy, Inc.
270,000	8.000%, 6/1/2018[c]	286,200
	Weatherford International, Ltd.
1,200,000	6.750%, 9/15/2040	1,365,370

	Total Energy	2,881,500

Financials (0.9%)
	AXA SA
1,200,000	6.379%, 12/29/2049[c,d]	1,008,000
	BBVA International Preferred SA Unipersonal
600,000	5.919%, 12/29/2049[d]	492,000
	General Electric Capital Corporation
1,200,000	6.750%, 3/15/2032	1,366,292
	HCP, Inc.
1,200,000	6.750%, 2/1/2041	1,351,457
	Health Care REIT, Inc.
480,000	6.500%, 3/15/2041	491,006
	Icahn Enterprises, LP
305,000	8.000%, 1/15/2018	314,913
	International Lease Finance Corporation
270,000	5.750%, 5/15/2016	269,440
	MetLife Capital Trust IV
1,200,000	7.875%, 12/15/2037[c]	1,316,020
	Prudential Financial, Inc.
1,200,000	6.200%, 11/15/2040	1,283,581
	QBE Capital Funding III, Ltd.
1,200,000	7.250%, 5/24/2041[c]	1,222,975
	Reinsurance Group of America, Inc.
600,000	6.750%, 12/15/2065	582,825
	Stoneheath RE
600,000	6.868%, 12/29/2049[d]	567,390
	XL Group plc
1,200,000	6.250%, 5/15/2027	1,239,248
600,000	6.500%, 12/31/2049[d]	560,250

	Total Financials	12,065,397

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (8.0%)	Value

Mortgage-Backed Securities (1.4%)
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
$8,200,000	4.500%, 8/1/2041[e]	$8,558,750
8,800,000	5.000%, 8/1/2041[e]	9,391,255

	Total Mortgage-Backed Securities	17,950,005

Technology (<0.1%)
	Freescale Semiconductor, Inc.
260,000	9.250%, 4/15/2018[c]	283,400
	Seagate HDD Cayman
250,000	7.750%, 12/15/2018[c]	262,500

	Total Technology	545,900

Transportation (<0.1%)
	Delta Air Lines, Inc.
270,000	9.500%, 9/15/2014[c]	287,212
	Hertz Corporation
280,000	6.750%, 4/15/2019[c]	280,000

	Total Transportation	567,212

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
4,725,000	2.500%, 4/30/2015	5,017,360
2,350,000	3.125%, 5/15/2021	2,414,249
1,175,000	4.375%, 5/15/2040	1,224,573

	Total U.S. Government and Agencies	8,656,182

Utilities (0.2%)
	AES Corporation
270,000	7.375%, 7/1/2021[c]	279,450
	Dominion Resources, Inc.
600,000	6.300%, 9/30/2066	584,400
	Energy Transfer Partners, LP
332,000	6.625%, 10/15/2036	354,382
600,000	7.500%, 7/1/2038	710,593
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
270,000	6.500%, 8/15/2021	281,475
	Southern Union Company
1,200,000	7.200%, 11/1/2066	1,116,000

	Total Utilities	3,326,300

	Total Long-Term Fixed Income (cost $102,428,100)	105,119,354

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
260	Ally Financial, Inc., 7.000%[c,d]	236,210

	Total Financials	236,210

	Total Preferred Stock (cost $246,613)	236,210

Principal Amount	Short-Term Investments (5.1%)[f]	Value

	Bryant Park Funding, LLC
11,960,000	0.200%, 8/1/2011[g]	11,959,867

Principal Amount	Short-Term Investments (5.1%)[f]	Value

	Federal Home Loan Bank Discount Notes
6,000,000	0.003%, 8/12/2011[g]	$5,999,994
9,000,000	0.020%, 8/17/2011[g]	8,999,910
9,500,000	0.010%, 9/9/2011[g]	9,499,892
	Federal Home Loan Mortgage Corporation Discount Notes
6,900,000	0.142%, 8/29/2011[g,h,i]	6,899,196
	Federal National Mortgage Association Discount Notes
5,000,000	0.010%, 8/17/2011[g]	4,999,975
300,000	0.110%, 8/29/2011[g,i]	299,973
10,000,000	0.020%, 9/9/2011[g]	9,999,772
	Old Line Funding, LLC
7,000,000	0.130%, 8/1/2011[g]	6,999,949
	U.S. Treasury Notes
1,400,000	0.140%, 8/18/2011[h]	1,399,897

	Total Short-Term Investments (at amortized cost)	67,058,425

	Total Investments (cost $1,275,714,267) 101.5%	$1,328,243,173

	Other Assets and Liabilities, Net (1.5%)	(19,881,779)

	Total Net Assets 100.0%	$1,308,361,394

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $10,365,695 or 0.8% of total net assets.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At July 29, 2011, $7,699,163 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
i	At July 29, 2011, $584,940 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$79,528,812
Gross unrealized depreciation	(26,999,906)

Net unrealized appreciation (depreciation)	$52,528,906

Cost for federal income tax purposes	$1,275,714,267

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	534,756,166	534,756,166	–	–
Fixed Income Mutual Funds	443,171,143	443,171,143	–	–
Common Stock
Communications Services	603,045	–	603,045	–
Consumer Discretionary	16,238,202	14,921,004	1,317,198	–
Consumer Staples	15,099,689	14,588,507	511,182	–
Energy	21,027,180	20,187,227	839,953	–
Financials	24,483,197	23,695,895	787,302	–
Health Care	24,263,510	24,190,625	72,885	–
Industrials	17,103,517	16,287,635	815,882	–
Information Technology	39,608,321	39,335,479	272,842	–
Materials	11,604,270	10,682,925	921,345	–
Telecommunications Services	3,692,708	2,934,920	757,788	–
Utilities	4,178,236	3,615,050	563,186	–
Long-Term Fixed Income
Asset-Backed Securities	6,638,524	–	6,638,524	–
Basic Materials	3,662,829	–	3,662,829	–
Capital Goods	775,618	–	775,618	–
Collateralized Mortgage Obligations	14,407,577	–	14,407,577	–
Commercial Mortgage-Backed Securities	16,343,222	–	16,343,222	–
Communications Services	4,998,577	–	4,998,577	–
Consumer Cyclical	3,688,676	–	3,688,676	–
Consumer Non-Cyclical	8,611,835	–	8,611,835	–
Energy	2,881,500	–	2,881,500	–
Financials	12,065,397	–	12,065,397	–
Mortgage-Backed Securities	17,950,005	–	17,950,005	–
Technology	545,900	–	545,900	–
Transportation	567,212	–	567,212	–
U.S. Government and Agencies	8,656,182	–	8,656,182	–
Utilities	3,326,300	–	3,326,300	–
Preferred Stock
Financials	236,210	–	236,210	–
Short-Term Investments	67,058,425	–	67,058,425	–

Total	$1,328,243,173	$1,148,366,576	$179,876,597	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	643,851	643,851	–	–
Foreign Currency Forward Contracts	9	–	9	–
Credit Default Swaps	336,694	–	336,694	–
Total Asset Derivatives	$980,554	$643,851	$336,703	$–

Liability Derivatives
Futures Contracts	1,731,230	1,731,230	–	–

Total Liability Derivatives	$1,731,230	$1,731,230	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	September 2011	($21,885,633)	($21,992,188)	($106,555)
5-Yr. U.S. Treasury Bond Futures	(345)	September 2011	(40,857,191)	(41,898,632)	(1,041,441)
10-Yr. U.S. Treasury Bond Futures	(75)	September 2011	(9,132,779)	(9,426,562)	(293,783)
Mini MSCI EAFE Index Futures	65	September 2011	5,393,526	5,426,525	32,999
Russell 2000 Index Mini-Futures	(370)	September 2011	(29,144,049)	(29,433,500)	(289,451)
S&P 400 Index Mini-Futures	(507)	September 2011	(47,746,041)	(47,744,191)	1,850
S&P 500 Index Futures	308	September 2011	98,597,798	99,206,800	609,002
Total Futures Contracts					($1,087,379)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Gain/(Loss) Unrealized
Sales
Euro	SSB	3,491	8/1/2011	$5,026	$5,017	$9
Total Sales				$5,026	$5,017	$9

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						$9

Counterparty
SSB	-	State Street Bank

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	$5,500,000	$220,550	($107,309)	$113,241
5.00%; Bank of America
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	7,500,000	304,986	(146,330)	158,656
5.00%; J.P. Morgan Chase and Co.
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	7,500,000	211,128	(146,331)	64,797
5.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($399,970)	$336,694

1	As the buyer of protection, Moderate Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderate Allocation Fund could be required to make as the seller or receive as the buyer of protection.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Moderate Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Real Estate Securities	$36,366,401	$779,853	$–	3,909,001	$41,865,406	$779,853
Partner Small Cap Growth	20,382,531	–	–	1,851,274	24,214,669	–
Partner Small Cap Value	29,431,466	251,922	8,000,000	1,555,328	24,931,912	251,922
Small Cap Stock	12,347,353	–	–	882,584	14,050,740	–
Mid Cap Growth	13,633,862	–	–	735,772	15,304,065	–
Partner Mid Cap Value	27,220,376	165,404	3,000,000	2,185,388	26,945,839	165,404
Mid Cap Stock	37,910,264	125,759	–	2,616,880	42,707,484	125,759
Partner Worldwide Allocation	68,027,938	952,699	–	7,810,749	72,249,430	952,699
Partner International Stock	66,483,433	1,312,928	1,000,000	6,780,772	69,841,957	1,312,928
Large Cap Growth	57,590,296	–	–	11,226,178	62,866,600	–
Large Cap Value	83,190,141	1,242,354	–	6,636,735	90,525,068	1,242,354
Large Cap Stock	35,458,174	312,554	–	1,698,477	38,691,309	312,554
Equity Income Plus	9,526,860	147,728	–	1,124,780	10,561,687	147,728
High Yield	49,918,470	6,171,308	5,979,006	10,319,018	50,563,187	2,846,676
Income	172,064,257	15,823,653	2,059,192	21,151,655	187,403,660	6,412,004
Government Bond	23,982,951	1,838,636	5,289,645	1,943,908	20,333,277	345,975
Limited Maturity Bond	174,144,828	13,603,088	2,206,277	14,754,271	184,871,019	3,519,077
Total Value and Income Earned	917,679,601				977,927,309	18,414,935

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Moderately Conservative Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Mutual Funds (72.7%)	Value

Equity Mutual Funds (24.0%)
1,023,561	Thrivent Real Estate Securities Fund	$10,962,336
615,493	Thrivent Partner Small Cap Value Fund	9,866,353
167,827	Thrivent Small Cap Stock Fund[a]	2,671,807
1,082,397	Thrivent Partner Mid Cap Value Fund	13,345,956
426,187	Thrivent Mid Cap Stock Fund	6,955,374
2,561,153	Thrivent Partner Worldwide Allocation Fund	23,690,668
1,636,432	Thrivent Partner International Stock Fund	16,855,252
2,404,543	Thrivent Large Cap Growth Fund[a]	13,465,443
2,341,000	Thrivent Large Cap Value Fund	31,931,244
308,824	Thrivent Large Cap Stock Fund	7,035,006
464,380	Thrivent Equity Income Plus Fund	4,360,525

	Total Equity Mutual Funds	141,139,964

Fixed Income Mutual Funds (48.7%)
4,671,277	Thrivent High Yield Fund	22,889,256
8,840,077	Thrivent Income Fund	78,323,079
1,123,866	Thrivent Government Bond Fund	11,755,639
13,871,601	Thrivent Limited Maturity Bond Fund	173,811,160
	Total Fixed Income Mutual Funds	286,779,134
	Total Mutual Funds (cost $409,722,136)	427,919,098

Shares	Common Stock (11.0%)	Value

Consumer Discretionary (1.0%)
2,600	Amazon.com, Inc.[a]	578,552
1,756	Autoliv, Inc.	116,177
5,959	Carnival Corporation	198,435
3,140	CBS Corporation	85,942
1,100	Charter Communications, Inc.[a]	59,400
12,700	Coach, Inc.	819,912
7,400	Darden Restaurants, Inc.	375,920
8,696	Discovery Communications, Inc.[a]	346,101
1,245	Dollar Tree, Inc.[a]	82,456
12,154	Foot Locker, Inc.	264,106
39,479	Ford Motor Company[a]	482,039
7,530	Lowe’s Companies, Inc.	162,497
8,137	Macy’s, Inc.	234,915
4,130	Omnicom Group, Inc.	193,780
928	Panera Bread Company[a]	107,008
25,549	Pier 1 Imports, Inc.[a]	280,783
6,377	PVH Corporation	456,274
5,546	Signet Jewelers, Ltd.[a]	237,591
4,370	Time Warner Cable, Inc.	320,365
3,860	Viacom, Inc.	186,901
5,077	Walt Disney Company	196,074
2,900	Williams-Sonoma, Inc.	107,358

	Total Consumer Discretionary	5,892,586

Consumer Staples (0.9%)
7,020	Altria Group, Inc.	184,626
8,938	Anheuser-Busch InBev NV ADR	514,650
5,500	BJ’s Wholesale Club, Inc.[a]	276,925
7,112	Corn Products International, Inc.	361,930
4,150	Diageo plc ADR	337,146
3,786	Diamond Foods, Inc.	271,040

Shares	Common Stock (11.0%)	Value

Consumer Staples (0.9%) - continued
3,277	Flowers Foods, Inc.	$71,832
5,192	Herbalife, Ltd.	289,298
11,461	Kraft Foods, Inc.	394,029
21,113	Philip Morris International, Inc.	1,502,612
5,500	Sysco Corporation	168,245
1,802	TreeHouse Foods, Inc.[a]	93,055
19,900	Walgreen Company	776,896

	Total Consumer Staples	5,242,284

Energy (1.4%)
1,419	Alpha Natural Resources, Inc.[a]	60,606
6,960	Apache Corporation	861,091
12,090	Arch Coal, Inc.	309,504
9,026	Baker Hughes, Inc.	698,432
2,767	BP plc ADR	125,732
6,230	Chevron Corporation	648,045
6,780	ConocoPhillips	488,092
13,143	ENSCO International plc ADR	699,865
5,400	Helix Energy Solutions Group, Inc.[a]	105,732
12,400	James River Coal Company[a]	235,104
25,000	Marathon Oil Corporation	774,250
1,665	National Oilwell Varco, Inc.	134,149
1,700	Occidental Petroleum Corporation	166,906
3,346	Oil States International, Inc.[a]	270,022
11,475	Patriot Coal Corporation[a]	216,992
10,313	Peabody Energy Corporation	592,688
17,705	Petroleum Geo-Services ASA[a]	287,139
3,300	Schlumberger, Ltd.	298,221
2,100	Southwestern Energy Company[a]	93,576
7,052	Swift Energy Company[a]	268,681
35,400	Weatherford International, Ltd.[a]	775,968
1,600	Whiting Petroleum Corporation[a]	93,760

	Total Energy	8,204,555

Financials (1.5%)
5,330	ACE, Ltd.	357,003
2,476	Affiliated Managers Group, Inc.[a]	258,321
18,331	Aflac, Inc.	844,326
3,460	Aon Corporation	166,495
2,400	BlackRock, Inc.	428,304
3,800	Capital One Financial Corporation	181,640
3,572	Citigroup, Inc.	136,950
5,755	Duke Realty Corporation	80,800
1,700	Endurance Specialty Holdings, Ltd.	69,258
4,675	Equity One, Inc.	90,695
1,570	Goldman Sachs Group, Inc.	211,903
4,980	HCC Insurance Holdings, Inc.	150,047
6,739	Host Hotels & Resorts, Inc.	106,813
466	IntercontinentalExchange, Inc.[a]	57,458
34,143	J.P. Morgan Chase & Company	1,381,084
13,590	KKR & Company, LP	199,094
9,115	LaSalle Hotel Properties	227,966
1,573	Lazard, Ltd.	52,853
1,500	M&T Bank Corporation	129,360
3,970	MetLife, Inc.	163,604
2,800	NASDAQ OMX Group, Inc.[a]	67,396
2,900	Northern Trust Corporation	130,224
19,158	Ocwen Financial Corporation[a]	246,947
87,339	Popular, Inc.[a]	209,614
8,636	Principal Financial Group, Inc.	238,613

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Moderately Conservative Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (11.0%)	Value

Financials (1.5%) - continued
4,780	State Street Corporation	$198,227
7,849	SVB Financial Group[a]	478,946
9,212	Texas Capital Bancshares, Inc.[a]	251,764
14,210	Unum Group	346,582
2,090	Vanguard REIT ETF	127,574
4,646	W.R. Berkley Corporation	143,050
22,210	Wells Fargo & Company	620,547
14,930	Zions Bancorporation	326,967

	Total Financials	8,680,425

Health Care (1.5%)
1,800	Alexion Pharmaceuticals, Inc.[a]	102,240
17,490	Baxter International, Inc.	1,017,393
2,632	C.R. Bard, Inc.	259,726
1,996	Celgene Corporation[a]	118,363
5,675	Covance, Inc.[a]	324,894
2,745	Coventry Health Care, Inc.[a]	87,840
5,890	Covidien plc	299,153
22,900	Eli Lilly and Company	877,070
4,000	Gen-Probe, Inc.[a]	242,200
5,530	HCA Holdings, Inc.[a]	147,540
11,231	Health Net, Inc.[a]	315,816
2,660	Johnson & Johnson	172,341
6,423	McKesson Corporation	521,034
25,804	Mylan, Inc.[a]	587,815
66,647	Pfizer, Inc.	1,282,288
9,175	PSS World Medical, Inc.[a]	219,558
1,200	Quest Diagnostics, Inc.	64,812
12,150	Thermo Fisher Scientific, Inc.[a]	730,094
2,900	Thoratec Corporation[a]	97,701
4,301	United Therapeutics Corporation[a]	246,791
5,660	UnitedHealth Group, Inc.	280,906
4,990	Universal Health Services, Inc.	247,704
857	Varian Medical Systems, Inc.[a]	53,785
1,398	Vertex Pharmaceuticals, Inc.[a]	72,500
800	Waters Corporation[a]	70,312
4,207	Zimmer Holdings, Inc.[a]	252,504

	Total Health Care	8,692,380

Industrials (1.0%)
7,300	Boeing Company	514,431
5,800	Caterpillar, Inc.	572,982
1,993	Chicago Bridge and Iron Company	82,211
3,078	CSX Corporation	75,627
11,491	Deluxe Corporation	270,498
9,251	EMCOR Group, Inc.[a]	258,288
7,434	Emerson Electric Company	364,935
1,449	Expeditors International of Washington, Inc.	69,146
9,403	FTI Consulting, Inc.[a]	341,235
6,400	GATX Corporation	252,352
25,584	General Electric Company	458,210
6,330	Harsco Corporation	173,505
3,899	Honeywell International, Inc.	207,037
26,186	Manitowoc Company, Inc.	366,342
1,200	Manpower, Inc.	60,624
4,104	Oshkosh Corporation[a]	101,861
2,727	Parker Hannifin Corporation	215,488
2,400	Republic Services, Inc.	69,672
10,839	Shaw Group, Inc.[a]	280,513
4,324	SPX Corporation	325,338
4,919	Teledyne Technologies, Inc.[a]	266,757
7,280	Textron, Inc.	168,386

Shares	Common Stock (11.0%)	Value

Industrials (1.0%) - continued
1,900	Tyco International, Ltd.	$84,151
3,577	United Technologies Corporation	296,319
4,280	WESCO International, Inc.[a]	216,953

	Total Industrials	6,092,861

Information Technology (2.7%)
5,075	Akamai Technologies, Inc.[a]	122,916
1,400	Alliance Data Systems Corporation[a]	137,676
4,967	Apple, Inc.[a]	1,939,514
10,450	Broadcom Corporation[a]	387,382
46,065	Brocade Communications[a]	252,436
3,830	Cognizant Technology Solutions Corporation[a]	267,602
4,488	CommVault Systems, Inc.[a]	173,775
59,240	Corning, Inc.	942,508
2,575	eBay, Inc.[a]	84,331
21,650	EMC Corporation[a]	564,632
3,623	F5 Networks, Inc.[a]	338,678
1,932	Google, Inc.[a]	1,166,329
37,900	Intel Corporation	846,307
2,336	International Business Machines Corporation	424,802
9,704	Juniper Networks, Inc.[a]	226,977
1,800	Lam Research Corporation[a]	73,584
9,500	Micron Technology, Inc.[a]	70,015
42,154	Microsoft Corporation	1,155,020
22,159	Monster Worldwide, Inc.[a]	260,147
6,285	Netlogic Microsystems, Inc.[a]	217,147
13,847	NXP Semiconductors NVa	273,894
53,540	Oracle Corporation	1,637,253
7,914	Plantronics, Inc.	271,054
8,759	Plexus Corporation[a]	258,478
11,700	QUALCOMM, Inc.	640,926
10,875	Quest Software, Inc.[a]	206,407
2,110	Salesforce.com, Inc.[a]	305,338
11,200	SuccessFactors, Inc.[a]	302,400
7,497	TE Connectivity, Ltd.	258,122
27,041	Teradyne, Inc.[a]	364,783
14,092	TIBCO Software, Inc.[a]	366,956
6,600	ValueClick, Inc.[a]	119,196
8,200	VeriFone Systems, Inc.[a]	322,834
3,650	VMware, Inc.[a]	366,241
9,277	Xilinx, Inc.	297,792

	Total Information Technology	15,643,452

Materials (0.6%)
1,349	Albemarle Corporation	89,817
2,595	CF Industries Holdings, Inc.	403,055
5,060	Dow Chemical Company	176,442
9,560	E.I. du Pont de Nemours and Company	491,575
27,100	Freeport-McMoRan Copper & Gold, Inc.	1,435,216
11,500	Monsanto Company	845,020
2,247	Sigma-Aldrich Corporation	150,774
2,348	Silgan Holdings, Inc.	91,056
6,515	Steel Dynamics, Inc.	101,764
700	Temple-Inland, Inc.	21,014

	Total Materials	3,805,733

Telecommunications Services (0.2%)
8,350	AT&T, Inc.	244,321

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Moderately Conservative Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (11.0%)	Value

Telecommunications Services (0.2%) - continued
16,682	NII Holdings, Inc.[a]	$706,483
11,063	Verizon Communications, Inc.	390,413

	Total Telecommunications Services	1,341,217

Utilities (0.2%)
4,500	CMS Energy Corporation	86,130
6,590	Exelon Corporation	290,421
13,330	NiSource, Inc.	268,333
6,404	NV Energy, Inc.	95,036
14,600	PNM Resources, Inc.	219,292
6,232	Southwest Gas Corporation	232,391
2,631	UGI Corporation	79,719

	Total Utilities	1,271,322

	Total Common Stock (cost $60,598,188)	64,866,815

Principal Amount	Long-Term Fixed Income (10.9%)	Value

Asset-Backed Securities (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
1,001,785	0.337%, 8/25/2036[b]	803,007
	GSAMP Trust
909,783	0.367%, 2/25/2036[b]	737,014
	J.P. Morgan Mortgage Acquisition Corporation
3,100,000	5.461%, 10/25/2036	2,421,602
	Morgan Stanley Capital, Inc.
1,096,426	0.337%, 2/25/2037[b]	694,312
	Renaissance Home Equity Loan Trust
2,300,000	6.011%, 5/25/2036	1,272,946

	Total Asset-Backed Securities	5,928,881

Basic Materials (0.4%)
	ArcelorMittal
800,000	7.000%, 10/15/2039	838,810
	Arch Coal, Inc.
110,000	7.000%, 6/15/2019[c]	115,225
	Dow Chemical Company
800,000	4.250%, 11/15/2020	819,524
	FMG Resources Property, Ltd.
120,000	7.000%, 11/1/2015[c]	124,350
	Georgia-Pacific, LLC
100,000	8.000%, 1/15/2024	123,311
	Novelis, Inc.
110,000	8.375%, 12/15/2017	119,763

	Total Basic Materials	2,140,983

Capital Goods (0.1%)
	Case New Holland, Inc.
130,000	7.875%, 12/1/2017[c]	147,225
	Danaher Corporation
320,000	0.497%, 6/21/2013[b]	320,779

	Total Capital Goods	468,004

Principal Amount	Long-Term Fixed Income (10.9%)	Value

Collateralized Mortgage Obligations (1.0%)
	Citigroup Mortgage Loan Trust, Inc.
$402,693	5.500%, 11/25/2035	$349,817
	CitiMortgage Alternative Loan Trust
1,350,880	5.750%, 4/25/2037	976,908
	Countrywide Alternative Loan Trust
274,482	6.000%, 1/25/2037	192,009
1,611,941	5.500%, 5/25/2037	1,197,649
1,388,920	7.000%, 10/25/2037	896,953
	Countrywide Home Loans, Inc.
801,848	5.750%, 4/25/2037	727,616
	Deutsche Alt-A Securities, Inc.
277,312	5.500%, 10/25/2021	256,873
520,131	6.000%, 10/25/2021	443,836
	J.P. Morgan Mortgage Trust
131,678	4.935%, 10/25/2036	106,709
	MASTR Alternative Loans Trust
321,184	6.500%, 7/25/2034	339,606
	Merrill Lynch Alternative Note Asset Trust
324,916	6.000%, 3/25/2037	256,964
	Sequoia Mortgage Trust
333,648	5.398%, 9/20/2046	115,828
	WaMu Mortgage Pass Through Certificates
348,627	5.833%, 9/25/2036	285,035
347,046	5.938%, 10/25/2036	321,261

	Total Collateralized Mortgage Obligations	6,467,064

Commercial Mortgage-Backed Securities (2.1%)
	Banc of America Commercial Mortgage, Inc.
1,600,000	5.647%, 4/10/2049	1,718,098
2,450,000	5.624%, 6/10/2049	2,654,146
	Bear Stearns Commercial Mortgage Securities, Inc.
1,000,000	5.331%, 2/11/2044	1,053,206
	Credit Suisse First Boston Mortgage Securities
1,700,000	5.542%, 1/15/2049	1,790,277
	Credit Suisse Mortgage Capital Certificates
1,850,000	5.509%, 9/15/2039	1,744,021
	Greenwich Capital Commercial Funding Corporation
1,000,000	5.867%, 12/10/2049	922,215
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
800,000	5.742%, 2/12/2049	779,961
	Morgan Stanley Capital, Inc.
500,000	5.406%, 3/15/2044	469,650
	Wachovia Bank Commercial Mortgage Trust
1,200,000	5.603%, 10/15/2048	1,128,818

	Total Commercial Mortgage- Backed Securities	12,260,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Moderately Conservative Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value

Communications Services (0.5%)
	CBS Corporation
$400,000	7.875%, 7/30/2030	$488,627
400,000	5.900%, 10/15/2040	404,597
	CCO Holdings, LLC
150,000	7.000%, 1/15/2019	156,000
	Clear Channel Worldwide Holdings, Inc.
110,000	9.250%, 12/15/2017	120,175
	Cox Communications, Inc.
800,000	6.950%, 6/1/2038[c]	940,586
	Dish DBS Corporation
130,000	6.750%, 6/1/2021[c]	134,225
	EH Holding Corporation
110,000	6.500%, 6/15/2019[c]	113,162
	Frontier Communications Corporation
110,000	8.250%, 4/15/2017	120,725
	Intelsat Luxembourg SA
95,000	11.500%, 2/4/2017[c]	102,125
	NII Capital Corporation
150,000	7.625%, 4/1/2021	157,500
	Virgin Media Finance plc
100,000	9.500%, 8/15/2016	112,500

	Total Communications Services	2,850,222

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
200,000	8.000%, 6/15/2019[c]	193,500
	Ford Motor Credit Company, LLC
110,000	5.750%, 2/1/2021	112,357
	Home Depot, Inc.
800,000	5.875%, 12/16/2036	867,594
	MGM Resorts International
95,000	11.125%, 11/15/2017	109,487
	Rite Aid Corporation
110,000	7.500%, 3/1/2017	112,200
	Starwood Hotels & Resorts Worldwide, Inc.
110,000	6.750%, 5/15/2018	122,925
	Toys R Us Property Company II, LLC
110,000	8.500%, 12/1/2017	117,700
	West Corporation
110,000	7.875%, 1/15/2019[c]	109,725
	WMG Acquisition Corporation
110,000	11.500%, 10/1/2018[c]	110,275

	Total Consumer Cyclical	1,855,763

Consumer Non-Cyclical (0.9%)
	Altria Group, Inc.
800,000	9.950%, 11/10/2038	1,168,550
	Anheuser-Busch Companies, Inc.
400,000	6.450%, 9/1/2037	486,184
	Anheuser-Busch InBev Worldwide, Inc.
560,000	0.609%, 7/14/2014[b]	561,798
400,000	8.200%, 1/15/2039	583,114
	Community Health Systems, Inc.
110,000	8.875%, 7/15/2015	113,712
	HCA, Inc.
110,000	7.250%, 9/15/2020	116,050
140,000	7.500%, 2/15/2022	142,100

Principal Amount	Long-Term Fixed Income (10.9%)	Value

Consumer Non-Cyclical (0.9%) - continued
	JBS USA, LLC/JBS USA Finance, Inc.
$95,000	11.625%, 5/1/2014	$109,725
	Kraft Foods, Inc.
400,000	5.375%, 2/10/2020	451,285
400,000	7.000%, 8/11/2037	488,438
	Mylan, Inc.
100,000	7.875%, 7/15/2020[c]	111,000
	Reynolds Group Holdings, Ltd.
130,000	6.875%, 2/15/2021[c]	124,800
	UnitedHealth Group, Inc.
400,000	6.875%, 2/15/2038	484,161
400,000	5.700%, 10/15/2040	422,552

	Total Consumer Non-Cyclical	5,363,469

Energy (0.3%)
	Denbury Resources, Inc.
110,000	9.750%, 3/1/2016	122,925
	Linn Energy, LLC
120,000	7.750%, 2/1/2021[c]	127,800
	Pioneer Natural Resources Company
95,000	7.500%, 1/15/2020	109,413
	Plains Exploration & Production Company
120,000	7.625%, 6/1/2018	129,000
	SandRidge Energy, Inc.
110,000	8.000%, 6/1/2018[c]	116,600
	Weatherford International, Ltd.
800,000	6.750%, 9/15/2040	910,246

	Total Energy	1,515,984

Financials (1.4%)
	AXA SA
800,000	6.379%, 12/29/2049[c,d]	672,000
	BBVA International Preferred SA Unipersonal
400,000	5.919%, 12/29/2049[d]	328,000
	General Electric Capital Corporation
800,000	6.750%, 3/15/2032	910,862
	HCP, Inc.
800,000	6.750%, 2/1/2041	900,971
	Health Care REIT, Inc.
320,000	6.500%, 3/15/2041	327,337
	Icahn Enterprises, LP
105,000	8.000%, 1/15/2018	108,412
	International Lease Finance Corporation
110,000	5.750%, 5/15/2016	109,772
	MetLife Capital Trust IV
800,000	7.875%, 12/15/2037[c]	877,346
	Prudential Financial, Inc.
800,000	6.200%, 11/15/2040	855,721
	QBE Capital Funding III, Ltd.
800,000	7.250%, 5/24/2041[c]	815,317
	Reinsurance Group of America, Inc.
400,000	6.750%, 12/15/2065	388,550
	Stoneheath RE
400,000	6.868%, 12/29/2049[d]	378,260
	XL Group plc
800,000	6.250%, 5/15/2027	826,166

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Moderately Conservative Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (10.9%)	Value

Financials (1.4%) - continued
$400,000	6.500%, 12/31/2049[d]	$373,500

	Total Financials	7,872,214

Mortgage-Backed Securities (1.9%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,750,000	4.500%, 8/1/2041[e]	7,045,312
3,700,000	5.000%, 8/1/2041[e]	3,948,596

	Total Mortgage-Backed Securities	10,993,908

Technology (<0.1%)
	Freescale Semiconductor, Inc.
110,000	9.250%, 4/15/2018[c]	119,900
	Seagate HDD Cayman
140,000	7.750%, 12/15/2018[c]	147,000

	Total Technology	266,900

Transportation (<0.1%)
	Delta Air Lines, Inc.
110,000	9.500%, 9/15/2014[c]	117,013
	Hertz Corporation
110,000	6.750%, 4/15/2019[c]	110,000

	Total Transportation	227,013

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
2,150,000	2.500%, 4/30/2015	2,283,031
1,050,000	3.125%, 5/15/2021	1,078,707
550,000	4.375%, 5/15/2040	573,205

	Total U.S. Government and Agencies	3,934,943

Utilities (0.3%)
	AES Corporation
140,000	7.375%, 7/1/2021[c]	144,900
	Dominion Resources, Inc.
400,000	6.300%, 9/30/2066	389,600
	Energy Transfer Partners, LP
222,000	6.625%, 10/15/2036	236,966
400,000	7.500%, 7/1/2038	473,729
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
110,000	6.500%, 8/15/2021	114,675
	Southern Union Company
800,000	7.200%, 11/1/2066	744,000

	Total Utilities	2,103,870

	Total Long-Term Fixed Income (cost $62,379,979)	64,249,610

Shares	Preferred Stock (<0.1%)	Value

Financials (<0.1%)
150	Ally Financial, Inc., 7.000%[c,d]	136,275

	Total Financials	136,275

	Total Preferred Stock (cost $142,276)	136,275

Principal Amount	Short-Term Investments (7.3%)[f]	Value

	Bryant Park Funding, LLC
5,930,000	0.200%, 8/1/2011[g]	$5,929,934
	Federal Home Loan Bank Discount Notes
24,000,000	0.018%, 8/17/2011[g]	23,999,785
	Federal Home Loan Mortgage Corporation Discount Notes
1,450,000	0.149%, 8/29/2011[g,h,i]	1,449,822
	U.S. Treasury Notes
1,400,000	0.125%, 8/18/2011[h]	1,399,908
	UBS Finance Corporation
10,390,000	0.120%, 8/1/2011	10,389,931

	Total Short-Term Investments (at amortized cost)	43,169,380

	Total Investments (cost $576,011,959) 101.9%	$600,341,178

	Other Assets and Liabilities, Net (1.9%)	(11,342,146)

	Total Net Assets 100.0%	$588,999,032

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $5,710,349 or 1.0% of total net assets.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
h	At July 29, 2011, $2,599,761 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
i	At July 29, 2011, $249,969 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:
ADR	-	American Depositary Receipt, which are
certificates for an underlying foreign security’s
shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that
buys, develops, manages and/or sells real estate
assets.
ETF	-	Exchange Traded Fund.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Moderately Conservative Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$31,127,423
Gross unrealized depreciation	(6,798,204)
Net unrealized appreciation (depreciation)	$24,329,219

Cost for federal income tax purposes	$576,011,959

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	141,139,964	141,139,964	–	–
Fixed Income Mutual Funds	286,779,134	286,779,134	–	–
Common Stock
Consumer Discretionary	5,892,586	5,892,586	–	–
Consumer Staples	5,242,284	5,242,284	–	–
Energy	8,204,555	7,917,416	287,139	–
Financials	8,680,425	8,680,425	–	–
Health Care	8,692,380	8,692,380	–	–
Industrials	6,092,861	6,092,861	–	–
Information Technology	15,643,452	15,643,452	–	–
Materials	3,805,733	3,805,733	–	–
Telecommunications Services	1,341,217	1,341,217	–	–
Utilities	1,271,322	1,271,322	–	–
Long-Term Fixed Income
Asset-Backed Securities	5,928,881	–	5,928,881	–
Basic Materials	2,140,983	–	2,140,983	–
Capital Goods	468,004	–	468,004	–
Collateralized Mortgage Obligations	6,467,064	–	6,467,064	–
Commercial Mortgage-Backed Securities	12,260,392	–	12,260,392	–
Communications Services	2,850,222	–	2,850,222	–
Consumer Cyclical	1,855,763	–	1,855,763	–
Consumer Non-Cyclical	5,363,469	–	5,363,469	–
Energy	1,515,984	–	1,515,984	–
Financials	7,872,214	–	7,872,214	–
Mortgage-Backed Securities	10,993,908	–	10,993,908	–
Technology	266,900	–	266,900	–
Transportation	227,013	–	227,013	–
U.S. Government and Agencies	3,934,943	–	3,934,943	–
Utilities	2,103,870	–	2,103,870	–
Preferred Stock
Financials	136,275	–	136,275	–
Short-Term Investments	43,169,380	–	43,169,380	–
Total	$600,341,178	$492,498,774	$107,842,404	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	218,187	218,187	–	–
Credit Default Swaps	155,752	–	155,752	–
Total Asset Derivatives	$373,939	$218,187	$155,752	$–

Liability Derivatives
Futures Contracts	939,469	939,469	–	–
Total Liability Derivatives	$939,469	$939,469	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Moderately Conservative Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/ (Loss)
2-Yr. U.S. Treasury Bond Futures	(80)	September 2011	($17,508,506)	($17,593,750)	($85,244)
5-Yr. U.S. Treasury Bond Futures	(235)	September 2011	(27,830,260)	(28,539,647)	(709,387)
10-Yr. U.S. Treasury Bond Futures	(20)	September 2011	(2,435,408)	(2,513,750)	(78,342)
Mini MSCI EAFE Index Futures	65	September 2011	5,393,526	5,426,525	32,999
Russell 2000 Index Mini-Futures	(85)	September 2011	(6,695,255)	(6,761,751)	(66,496)
S&P 400 Index Mini-Futures	(105)	September 2011	(9,888,233)	(9,887,850)	383
S&P 500 Index Futures	79	September 2011	25,261,095	25,445,900	184,805
Total Futures Contracts					($721,282)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	$2,500,000	$100,250	($48,777)	$51,473
5.00%; Bank of America
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	3,500,000	142,327	(68,287)	74,040
5.00%; J.P. Morgan Chaseand Co.
CDX HY, Series 15, 5 Year, at	Buy	12/20/2015	3,500,000	98,526	(68,287)	30,239
5.00%; J.P. Morgan Chaseand Co.
Total Credit Default Swaps					($185,351)	$155,752

1	As the buyer of protection, Moderately Conservative Allocation Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately Conservative Allocation Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Moderately Conservative Allocation Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

Moderately Conservative Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Real Estate Securities	$9,522,437	$204,202	$–	1,023,561	$10,962,336	$204,202
Partner Small Cap Value	8,767,282	99,694	–	615,493	9,866,353	99,694
Small Cap Stock	5,332,194	–	3,300,000	167,827	2,671,807	–
Partner Mid Cap Value	12,079,724	81,923	–	1,082,397	13,345,956	81,923
Mid Cap Stock	6,174,095	20,481	–	426,187	6,955,374	20,481
Partner Worldwide Allocation	22,306,437	312,391	–	2,561,153	23,690,668	312,391
Partner International Stock	16,795,766	316,854	1,000,000	1,636,432	16,855,252	316,854
Large Cap Growth	12,335,307	–	–	2,404,543	13,465,443	–
Large Cap Value	29,343,969	438,220	–	2,341,000	31,931,244	438,220
Large Cap Stock	6,447,145	56,830	–	308,824	7,035,006	56,830
Equity Income Plus	3,933,283	60,992	–	464,380	4,360,525	60,992
High Yield	22,030,631	3,406,238	2,744,522	4,671,277	22,889,256	1,265,386
Income	70,560,239	8,295,667	1,189,299	8,840,077	78,323,079	2,643,608
Government Bond	10,876,656	1,151,900	182,969	1,123,866	11,755,639	194,739
Limited Maturity Bond	160,527,930	16,738,284	2,836,022	13,871,601	173,811,160	3,260,200
Total Value and Income Earned	397,033,095				427,919,098	8,955,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

Partner Small Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (96.3%)	Value

Consumer Discretionary (15.1%)
10,930	7 Days Group Holdings, Ltd. ADR[a]	$240,023
8,240	Ann, Inc.[a]	213,746
9,220	Asbury Automotive Group, Inc.[a]	198,506
7,440	Body Central Corporation[a]	159,886
22,210	Bravo Brio Restaurant Group, Inc.[a]	496,393
36,950	Brunswick Corporation	806,618
2,900	Buffalo Wild Wings, Inc.[a]	184,237
26,410	Children’s Place Retail Stores, Inc.[a]	1,276,131
5,380	Cracker Barrel Old Country Store, Inc.	242,692
45,520	Crocs, Inc.[a]	1,426,142
8,270	Deckers Outdoor Corporation[a]	820,797
18,310	DineEquity, Inc.[a]	953,951
59,250	Finish Line, Inc.	1,262,025
34,050	Gaylord Entertainment Company[a]	999,027
5,130	Imax Corporation[a,b]	97,265
5,635	Joseph A. Bank Clothiers, Inc.[a]	289,132
9,720	Krispy Kreme Doughnuts, Inc.[a]	79,510
3,060	Maidenform Brands, Inc.[a]	79,101
43,330	Meritage Homes Corporation[a]	946,760
51,290	Modine Manufacturing Company[a]	764,734
5,360	Polaris Industries, Inc.	635,428
76,900	Saks, Inc.[a,b]	825,906
104,420	Scientific Games Corporation[a]	954,399
10,530	Select Comfort Corporation[a]	177,115
4,660	Skullcandy, Inc.[a,b]	89,845
59,100	Sonic Automotive, Inc.[b]	926,097
26,760	Sotheby’s Holdings, Inc.	1,133,286
27,255	Steven Madden, Ltd.[a]	1,038,415
26,130	Tenneco, Inc.[a]	1,043,632
28,700	True Religion Apparel, Inc.[a]	966,903
3,410	Ulta Salon Cosmetics & Fragrance, Inc.[a]	214,932
5,570	Vitamin Shoppe, Inc.[a]	242,629
142,510	Wet Seal, Inc.[a]	696,874

	Total Consumer Discretionary	20,482,137

Consumer Staples (2.3%)
2,160	Boston Beer Company, Inc.[a]	194,724
41,480	Cott Corporation[a]	343,869
25,760	Hain Celestial Group, Inc.[a]	832,821
2,270	Inter Parfums, Inc.	45,491
7,840	TreeHouse Foods, Inc.[a]	404,858
30,390	United Natural Foods, Inc.[a]	1,268,782

	Total Consumer Staples	3,090,545

Energy (8.9%)
10,160	Brigham Exploration Company[a]	323,088
20,860	Carrizo Oil & Gas, Inc.[a]	801,024
34,480	CVR Energy, Inc.[a]	925,788
14,750	Dril-Quip, Inc.[a]	1,040,022
29,190	Energy XXI Ltd.[a]	957,724
5,560	GeoResources, Inc.[a]	141,891
32,860	Gulfport Energy Corporation[a]	1,198,076
17,440	ION Geophysical Corporation[a]	176,842
43,920	James River Coal Company[a,b]	832,723
64,490	Key Energy Services, Inc.[a]	1,256,910
4,520	Kodiak Oil & Gas Corporation[a]	30,691
3,110	Lufkin Industries, Inc.	253,403
52,190	Northern Oil and Gas, Inc.[a,b]	1,155,487

Shares	Common Stock (96.3%)	Value

Energy (8.9%) - continued
11,030	Oasis Petroleum, Inc.[a,b]	$325,826
29,980	Patriot Coal Corporation[a]	566,922
43,960	Pioneer Drilling Company[a]	715,229
10,560	Rex Energy Corporation[a,b]	116,899
32,250	Swift Energy Company[a]	1,228,725

	Total Energy	12,047,270

Financials (7.6%)
14,140	Bank of the Ozarks, Inc.	734,573
20,000	Endurance Specialty Holdings, Ltd.	814,800
32,280	Extra Space Storage, Inc.	686,273
4,540	Harleysville Group, Inc.	137,199
2,380	IBERIABANK Corporation	121,309
61,220	Knight Capital Group, Inc.[a]	692,398
43,020	LaSalle Hotel Properties	1,075,930
127,960	MF Global Holdings, Ltd.[a]	943,065
57,160	Oritani Financial Corporation	739,650
10,790	Portfolio Recovery Associates, Inc.[a]	873,235
26,250	Stifel Financial Corporation[a]	996,450
7,900	SVB Financial Group[a]	482,058
39,370	Tanger Factory Outlet Centers, Inc.	1,080,706
28,400	Texas Capital Bancshares, Inc.[a]	776,172
7,080	Umpqua Holdings Corporation	80,429

	Total Financials	10,234,247

Health Care (19.1%)
14,310	Achillion Pharmaceuticals, Inc.[a]	106,037
1,950	Air Methods Corporation[a]	136,695
20,700	AMERIGROUP Corporation[a]	1,138,500
3,680	Ardea Biosciences, Inc.[a]	86,112
36,260	ARIAD Pharmaceuticals, Inc.[a]	431,131
12,510	ArthroCare Corporation[a]	413,455
8,260	Aveo Pharmaceuticals, Inc.[a]	157,849
23,570	Catalyst Health Solutions, Inc.[a]	1,544,542
31,360	Cepheid, Inc.[a]	1,184,154
15,780	Chemed Corporation	959,582
3,590	Computer Programs and Systems, Inc.	263,506
7,060	Cooper Companies, Inc.	540,019
21,380	Cubist Pharmaceuticals, Inc.[a]	726,279
7,060	Cyberonics, Inc.[a]	191,608
2,160	Dexcom, Inc.[a]	30,629
6,390	Hanger Orthopedic Group, Inc.[a]	134,254
33,040	Healthsouth Corporation[a]	806,176
24,120	Healthspring, Inc.[a]	989,885
30,520	Hill-Rom Holdings, Inc.	1,138,091
13,530	HMS Holding Corporation[a]	1,022,868
7,180	ICON plc ADR[a]	160,329
38,650	Impax Laboratories, Inc.[a]	818,607
39,370	Incyte Corporation[a,b]	686,613
14,790	Medicis Pharmaceutical Corporation	549,892
27,400	Medivation, Inc.[a]	581,428
11,780	Mednax, Inc.[a]	802,925
9,415	Merit Medical Systems, Inc.[a]	147,533
15,195	Molina Healthcare, Inc.[a]	344,167
47,100	NPS Pharmaceuticals, Inc.[a]	454,986
26,250	NuVasive, Inc.[a,b]	751,275
9,890	NxStage Medical, Inc.[a]	181,976
25,510	Onyx Pharmaceuticals, Inc.[a]	841,320
5,040	Orthofix International NVa	212,839

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

Partner Small Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (96.3%)	Value

Health Care (19.1%) - continued
7,010	PAREXEL International Corporation[a]	$143,915
3,520	Pharmasset, Inc.[a]	427,257
37,890	PSS World Medical, Inc.[a]	906,708
3,740	QLT, Inc.[a]	25,582
13,580	Quality Systems, Inc.[b]	1,240,669
17,050	Questcor Pharmaceuticals, Inc.[a]	529,402
18,210	Salix Pharmaceuticals, Ltd.[a]	706,184
18,890	Sirona Dental Systems, Inc.[a]	955,456
11,150	Sunrise Senior Living, Inc.[a,b]	98,343
6,090	SXC Health Solutions Corporation[a]	384,462
25,040	Targacept, Inc.[a]	511,818
26,200	Volcano Corporation[a]	822,942
13,650	Wellcare Health Plans, Inc.[a]	598,552

	Total Health Care	25,886,552

Industrials (17.1%)
63,590	A123 Systems, Inc.[a,b]	326,217
39,030	Actuant Corporation	964,431
15,460	Alaska Air Group, Inc.[a]	944,915
56,140	Avis Budget Group, Inc.[a]	848,275
23,590	Belden, Inc.	869,292
2,040	Chart Industries, Inc.[a]	108,242
33,680	Clean Harbors, Inc.[a]	1,776,620
3,140	Consolidated Graphics, Inc.[a]	161,993
16,620	Copa Holdings SA	1,090,438
7,010	EnPro Industries, Inc.[a]	324,142
3,490	ESCO Technologies, Inc.	121,033
29,190	Genesee & Wyoming, Inc.[a]	1,606,618
56,860	GrafTech International, Ltd.[a]	1,095,124
52,570	Greenbrier Companies, Inc.[a]	1,057,708
26,980	Herman Miller, Inc.	620,810
40,610	Hexcel Corporation[a]	972,203
34,420	Hub Group, Inc.[a]	1,221,222
9,170	Huron Consulting Group, Inc.[a]	296,833
81,960	Kforce, Inc.[a]	1,129,409
2,450	Lindsay Manufacturing Company[b]	155,085
12,820	Meritor, Inc.[a]	173,070
5,170	Middleby Corporation[a]	436,762
16,140	Polypore International, Inc.[a]	1,097,520
19,961	Robbins & Myers, Inc.	962,919
40,470	Titan International, Inc.[b]	1,022,677
11,180	Triumph Group, Inc.	601,931
65,450	TrueBlue, Inc.[a]	982,404
20,810	WESCO International, Inc.[a]	1,054,859
34,660	Woodward, Inc.	1,195,770

	Total Industrials	23,218,522

Information Technology (20.7%)
27,690	ADTRAN, Inc.	916,262
17,260	Ancestry.com, Inc.[a,b]	614,629
16,030	Anixter International, Inc.	1,000,593
5,900	ANSYS, Inc.[a]	298,540
53,250	Ariba, Inc.[a]	1,760,978
46,650	Aruba Networks, Inc.[a,b]	1,070,618
3,560	Blue Coat Systems, Inc.[a]	71,734
9,700	Bottomline Technologies, Inc.[a]	225,913
22,610	Broadsoft, Inc.[a,b]	660,438
34,180	Cavium, Inc.[a]	1,178,868
33,620	Ceva, Inc.[a]	1,015,996
72,630	Cirrus Logic, Inc.[a,b]	1,102,523
3,480	Coherent, Inc.[a]	167,144

Shares	Common Stock (96.3%)	Value

Information Technology (20.7%) - continued
21,030	Concur Technologies, Inc.[a]	$955,603
44,108	Dice Holdings, Inc.[a]	608,249
12,110	Electronics for Imaging, Inc.[a]	208,413
120,200	Entropic Communications, Inc.[a,b]	802,936
28,390	Heartland Payment Systems, Inc.	597,326
5,000	Hittite Microwave Corporation[a]	279,950
33,320	Inphi Corporation[a]	422,831
26,170	IntraLinks Holdings, Inc.[a]	399,878
10,460	Kenexa Corporation[a]	267,462
141,710	Limelight Networks, Inc.[a,b]	583,845
37,720	NETGEAR, Inc.[a]	1,241,365
39,660	Netlogic Microsystems, Inc.[a]	1,370,253
39,200	NetQin Mobile, Inc. ADR[a,b]	302,624
7,160	Oclaro, Inc.[a,b]	33,652
28,030	OmniVision Technologies, Inc.[a]	819,597
11,560	OpenTable, Inc.[a,b]	819,142
2,960	Power Integrations, Inc.	105,050
32,460	QLIK Technologies, Inc.[a]	983,863
38,910	Quantum Corporation[a]	102,333
11,130	Rofin-Sinar Technologies, Inc.[a]	349,260
82,560	Sapient Corporation[a]	1,149,235
44,560	SuccessFactors, Inc.[a]	1,203,120
31,950	Synchronoss Technologies, Inc.[a]	934,538
34,890	Taleo Corporation[a]	1,154,859
54,190	Teradyne, Inc.[a]	731,023
28,780	Ultratech, Inc.[a]	758,353
19,020	VeriFone Systems, Inc.[a]	748,817

	Total Information Technology	28,017,813

Materials (5.0%)
22,390	AK Steel Holding Corporation	272,039
19,500	Allied Nevada Gold Corporation[a]	742,950
3,940	Domtar Corporation	315,003
14,890	Globe Specialty Metals, Inc.	343,661
26,450	Huntsman Corporation	505,195
8,750	KapStone Paper and Packaging Corporation[a]	136,413
85,340	Louisiana-Pacific Corporation[a,b]	661,385
9,250	LSB Industries, Inc.[a]	367,595
6,990	Market Vectors Junior Gold Miners ETF[b]	251,640
9,890	Noranda Aluminum Holding Corporation[a]	137,273
10,390	Rock-Tenn Company	638,569
58,310	Solutia, Inc.[a]	1,250,166
22,910	Stillwater Mining Company[a,b]	350,523
87,270	Thompson Creek Metals Company, Inc.[a]	788,921

	Total Materials	6,761,333

Telecommunications Services (0.5%)
45,040	Cogent Communications Group, Inc.[a]	678,753

	Total Telecommunications Services	678,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

Partner Small Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (96.3%)	Value

Utilities (<0.1%)
3,210	Artesian Resources Corporation[b]	$58,422

	Total Utilities	58,422

	Total Common Stock (cost $108,675,037)	130,475,594

Shares	Collateral Held for Securities Loaned (11.2%)	Value

15,239,752	Thrivent Financial Securities Lending Trust	15,239,752

	Total Collateral Held for Securities Loaned (cost $15,239,752)	15,239,752

Principal Amount	Short-Term Investments (3.7%)[c]	Value

	Bryant Park Funding, LLC
5,050,000	0.200%, 8/1/2011[d]	5,049,944

	Total Short-Term Investments (at amortized cost)	5,049,944

	Total Investments (cost $128,964,733) 111.2%	$150,765,290

	Other Assets and Liabilities, Net (11.2%)	(15,209,355)

	Total Net Assets 100.0%	$135,555,935

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$26,423,185
Gross unrealized depreciation	(4,622,628)

Net unrealized appreciation (depreciation)	$21,800,557

Cost for federal income tax purposes	$128,964,733

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Partner Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	20,482,137	20,482,137	–	–
Consumer Staples	3,090,545	3,090,545	–	–
Energy	12,047,270	12,047,270	–	–
Financials	10,234,247	10,234,247	–	–
Health Care	25,886,552	25,886,552	–	–
Industrials	23,218,522	23,218,522	–	–
Information Technology	28,017,813	28,017,813	–	–
Materials	6,761,333	6,761,333	–	–
Telecommunications Services	678,753	678,753	–	–
Utilities	58,422	58,422	–	–
Collateral Held for Securities Loaned	15,239,752	15,239,752	–	–
Short-Term Investments	5,049,944	–	5,049,944	–
Total	$150,765,290	$145,715,346	$5,049,944	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Thrivent Financial Securities Lending Trust	$16,835,133	$66,630,970	$68,226,351	15,239,752	$15,239,752	$60,069
Total Value and Income Earned	16,835,133				15,239,752	60,069

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

Partner Small Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (98.0%)	Value
Consumer Discretionary (13.0%)
191,000	Aaron’s, Inc.	$4,815,110
27,000	Ascent Capital Group, Inc., LLC[a]	1,298,970
45,400	CSS Industries, Inc.	900,736
52,000	Dorman Products, Inc.[a]	1,857,960
88,000	Drew Industries, Inc.	1,874,400
53,000	Ethan Allen Interiors, Inc.[b]	975,200
75,000	Fred’s, Inc.[b]	988,500
84,700	Haverty Furniture Companies, Inc.	939,323
36,400	Hooker Furniture Corporation	328,328
59,300	M/I Homes, Inc.[a]	670,090
78,100	MarineMax, Inc.[a,b]	717,739
42,000	Matthews International Corporation	1,519,980
65,500	Men’s Wearhouse, Inc.	2,147,745
93,000	Meritage Homes Corporation[a]	2,032,050
167,000	Orient-Express Hotels, Ltd.[a]	1,651,630
505,400	Sealy Corporation[a]	1,106,826
129,000	Shiloh Industries, Inc.[a]	1,358,370
57,000	Stanley Furniture Company, Inc.[a]	235,410
143,700	Stein Mart, Inc.	1,365,150
56,850	Steven Madden, Ltd.[a]	2,165,985
100,000	Winnebago Industries, Inc.[a,b]	839,000

	Total Consumer Discretionary	29,788,502

Consumer Staples (0.7%)
216,400	Alliance One International, Inc.[a]	711,956
24,700	Nash Finch Company	884,260

	Total Consumer Staples	1,596,216

Energy (6.0%)
7,600	Carbo Ceramics, Inc.	1,186,132
80,200	Cloud Peak Energy, Inc.[a]	1,788,460
54,000	Forest Oil Corporation[a]	1,404,000
76,000	Gulf Island Fabrication, Inc.	2,629,600
222,000	Hercules Offshore, Inc.[a]	1,043,400
18,000	Overseas Shipholding Group, Inc.[b]	438,120
114,000	Penn Virginia Corporation	1,495,680
25,500	Swift Energy Company[a]	971,550
155,500	Tetra Technologies, Inc.[a]	2,001,285
62,800	Venoco, Inc.[a]	798,188

	Total Energy	13,756,415

Financials (21.9%)
76,000	Alterra Capital Holdings, Ltd.	1,656,040
173,000	Ares Capital Corporation	2,792,220
164,000	CBL & Associates Properties, Inc.	2,912,640
113,900	Cedar Shopping Centers, Inc.	564,944
84,000	Columbia Banking System, Inc.	1,479,240
73,200	Cousins Properties, Inc.	622,932
75,100	East West Bancorp, Inc.	1,393,856
42,300	Employers Holdings, Inc.	628,578
75,600	First Opportunity Fund, Inc.[a]	517,104
61,300	First Potomac Realty Trust	957,506
40,000	Fortegra Financial Corporation[a]	310,000
83,000	Glacier Bancorp, Inc.[b]	1,090,620
39,300	Gladstone Capital Corporation[b]	353,700
67,600	Hatteras Financial Corporation[b]	1,813,032
113,000	Hercules Technology Growth Capital, Inc.	1,062,200
71,000	Home Bancshares, Inc.	1,673,470

Shares	Common Stock (98.0%)	Value
Financials (21.9%) - continued
2,000	iShares Russell 2000 Value Index Fund	$141,460
50,100	JMP Group, Inc.	367,734
50,800	Kilroy Realty Corporation	1,959,864
226,200	Kite Realty Group Trust	1,026,948
73,700	LaSalle Hotel Properties	1,843,237
3,300	Markel Corporation[a]	1,321,386
92,000	Meadowbrook Insurance Group, Inc.	864,800
65,000	National Interstate Corporation	1,456,650
36,700	Pebblebrook Hotel Trust[b]	725,559
155,000	PennantPark Investment Corporation	1,646,100
22,000	Piper Jaffray Companies[a]	648,560
38,000	Potlatch Corporation	1,262,360
62,000	ProAssurance Corporation[a]	4,318,300
49,100	Radian Group, Inc.[b]	155,647
135,000	Redwood Trust, Inc.[b]	1,934,550
110,000	Safeguard Scientifics, Inc.[a]	2,003,100
100,000	Sandy Spring Bancorp, Inc.	1,787,000
45,800	SeaBright Holdings, Inc.	416,322
46,000	SVB Financial Group[a]	2,806,920
260,000	Western Alliance Bancorp[a,b]	1,827,800
54,200	Wintrust Financial Corporation	1,852,556

	Total Financials	50,194,935

Health Care (5.2%)
33,900	Angiodynamics, Inc.[a]	468,837
5,900	Atrion Corporation	1,174,690
69,000	Infinity Pharmaceuticals, Inc.[a]	621,000
740,000	Lexicon Pharmaceuticals, Inc.[a,b]	1,243,200
31,000	National Healthcare Corporation	1,474,670
96,500	Owens & Minor, Inc.[b]	2,943,250
79,000	Triple-S Management Corporation[a]	1,704,030
53,500	West Pharmaceutical Services, Inc.	2,347,045

	Total Health Care	11,976,722

Industrials (25.6%)
49,300	A.O. Smith Corporation	2,044,471
31,700	Alaska Air Group, Inc.[a]	1,937,504
4,300	Ameron International Corporation	365,887
33,700	Applied Industrial Technologies, Inc.	1,075,704
19,400	Astec Industries, Inc.[a]	727,888
129,000	Beacon Roofing Supply, Inc.[a]	2,758,020
42,000	Belden, Inc.	1,547,700
22,300	Cascade Corporation	1,114,777
17,000	Circor International, Inc.	735,250
46,000	Colfax Corporation[a]	1,245,220
76,000	Comfort Systems USA, Inc.	793,440
31,000	Courier Corporation	297,910
59,000	Dolan Company[a]	467,870
15,000	Franklin Electric Company, Inc.	654,750
22,000	FTI Consulting, Inc.[a]	798,380
53,900	G & K Services, Inc.	1,836,373
74,200	Genesee & Wyoming, Inc.[a]	4,083,968
94,000	Gibraltar Industries, Inc.[a]	966,320
98,000	Greenbrier Companies, Inc.[a]	1,971,760
56,000	Hub Group, Inc.[a]	1,986,880
47,500	IDEX Corporation	1,970,300
82,000	Insituform Technologies, Inc.[a]	1,644,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

Partner Small Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (98.0%)	Value
Industrials (25.6%) - continued
42,800	Kaman Corporation	$1,524,536
84,700	Kforce, Inc.[a]	1,167,166
74,200	Kirby Corporation[a]	4,327,344
47,900	Kratos Defense & Security Solutions, Inc.[a,b]	520,673
99,000	McGrath Rentcorp	2,576,970
35,500	Mine Safety Appliances Company	1,211,260
105,000	Navigant Consulting, Inc.[a]	1,235,850
51,900	Nordson Corporation	2,648,457
62,000	Robbins & Myers, Inc.	2,990,880
83,000	SkyWest, Inc.	1,067,380
46,000	Sterling Construction Company, Inc.[a]	588,800
38,000	Sun Hydraulics Corporation	1,083,380
41,000	Universal Forest Products, Inc.	1,208,270
51,399	Universal Truckload Services, Inc.[a]	817,244
81,700	Vitran Corporation, Inc.[a]	841,510
57,000	Waste Connections, Inc.	1,837,680
57,000	Woodward, Inc.	1,966,500

	Total Industrials	58,638,372

Information Technology (10.1%)
61,200	Accelrys, Inc.[a]	444,924
120,000	Advanced Energy Industries, Inc.[a]	1,273,200
31,500	ATMI, Inc.[a]	587,475
120,000	Brooks Automation, Inc.[a]	1,141,200
23,500	Cabot Microelectronics Corporation[a]	909,215
58,000	Cognex Corporation	1,969,100
52,700	Cohu, Inc.	659,804
108,300	Electro Rent Corporation	1,750,128
33,000	Electro Scientific Industries, Inc.[a]	633,930
60,500	Intevac, Inc.[a]	550,550
55,600	Ixia[a,b]	556,000
15,000	Littelfuse, Inc.	766,350
79,000	Methode Electronics, Inc.	835,820
102,900	Monotype Imaging Holdings, Inc.[a]	1,409,730
113,000	Progress Software Corporation[a]	2,723,300
134,000	ShoreTel, Inc.[a]	1,141,680
277,600	Sonus Networks, Inc.[a]	821,696
24,000	Standard Microsystems Corporation[a]	567,840
71,100	StarTek, Inc.[a]	255,960
58,700	Synnex Corporation[a]	1,662,384
66,000	Teradyne, Inc.[a]	890,340
59,300	Xyratex, Ltd.[a]	565,129
47,200	Zarlink Semiconductor, Inc.[a]	180,762
70,000	Zygo Corporation[a]	840,000

	Total Information Technology	23,136,517

Materials (9.9%)
34,300	AMCOL International Corporation	1,051,638
69,000	AptarGroup, Inc.	3,522,450
60,300	Arch Chemicals, Inc.	2,841,336
22,700	Carpenter Technology Corporation	1,303,888
39,700	Clearwater Paper Corporation[a]	3,002,908
52,500	Franco-Nevada Corporation	2,195,055
18,600	Haynes International, Inc.	1,165,104
43,000	Innospec, Inc.[a]	1,381,160
20,800	Minerals Technologies, Inc.	1,347,424

Shares	Common Stock (98.0%)	Value
Materials (9.9%) - continued
104,000	Myers Industries, Inc.	$1,237,600
236,000	North American Palladium, Ltd.[a,b]	988,840
14,900	Schnitzer Steel Industries, Inc.	756,771
39,000	Sims Metal Management, Ltd. ADR[b]	713,310
165,000	Wausau Paper Corporation	1,217,700

	Total Materials	22,725,184

Telecommunications Services (0.3%)
84,000	Premiere Global Services, Inc.[a]	710,640

	Total Telecommunications Services	710,640

Utilities (5.3%)
34,900	Black Hills Corporation	1,042,812
87,500	Cleco Corporation	3,038,000
87,500	El Paso Electric Company	2,926,875
19,800	Empire District Electric Company	404,118
46,600	NorthWestern Corporation	1,492,132
57,200	Southwest Gas Corporation	2,132,988
39,500	Vectren Corporation	1,043,195

	Total Utilities	12,080,120

	Total Common Stock (cost $178,360,224)	224,603,623

Shares	Preferred Stock (0.7%)	Value
Financials (0.4%)
705	East West Bancorp, Inc.[c]	979,950

	Total Financials	979,950

Health Care (0.3%)
37,800	National Healthcare Corporation, Convertible[c]	585,900

	Total Health Care	585,900

	Total Preferred Stock (cost $1,186,284)	1,565,850

Shares	Collateral Held for Securities Loaned (4.8%)	Value
11,078,850	Thrivent Financial Securities Lending Trust	11,078,850

	Total Collateral Held for Securities Loaned (cost $11,078,850)	11,078,850

	Total Investments (cost $190,625,358) 103.5%	$237,248,323

	Other Assets and Liabilities, Net (3.5%)	(8,115,705)

	Total Net Assets 100.0%	$229,132,618

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

Partner Small Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$62,786,198
Gross unrealized depreciation	(16,163,233)

Net unrealized appreciation (depreciation)	$46,622,965

Cost for federal income tax purposes	$190,625,358

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Partner Small Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	29,788,502	29,788,502	–	–
Consumer Staples	1,596,216	1,596,216	–	–
Energy	13,756,415	13,756,415	–	–
Financials	50,194,935	50,194,935	–	–
Health Care	11,976,722	11,976,722	–	–
Industrials	58,638,372	58,638,372	–	–
Information Technology	23,136,517	23,136,517	–	–
Materials	22,725,184	20,530,129	2,195,055	–
Telecommunications Services	710,640	710,640	–	–
Utilities	12,080,120	12,080,120	–	–
Preferred Stock
Financials	979,950	–	979,950	–
Health Care	585,900	585,900	–	–
Collateral Held for Securities Loaned	11,078,850	11,078,850	–	–

Total	$237,248,323	$234,073,318	$3,175,005	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Thrivent Financial Securities Lending Trust	$12,796,600	$75,679,431	$77,397,181	11,078,850	$11,078,850	$14,952
Total Value and Income Earned	12,796,600				11,078,850	14,952

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

Small Cap Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (91.5%)	Value

Consumer Discretionary (6.8%)
79,300	Cooper Tire & Rubber Company	$1,336,998
14,800	DreamWorks Animation SKG, Inc.[a]	323,528
272,907	Foot Locker, Inc.	5,930,269
35,800	Jack in the Box, Inc.[a,b]	813,376
75,200	Knology, Inc.[a]	1,032,496
574,680	Pier 1 Imports, Inc.[a]	6,315,733
125,450	Signet Jewelers, Ltd.[a]	5,374,278

	Total Consumer Discretionary	21,126,678

Consumer Staples (8.6%)
123,500	BJ’s Wholesale Club, Inc.[a]	6,218,225
125,992	Corn Products International, Inc.	6,411,733
85,524	Diamond Foods, Inc.[b]	6,122,663
115,724	Herbalife, Ltd.	6,448,141
32,100	TreeHouse Foods, Inc.[a]	1,657,644

	Total Consumer Staples	26,858,406

Energy (11.4%)
209,222	Arch Coal, Inc.	5,356,083
278,400	James River Coal Company[a,b]	5,278,464
74,105	Oil States International, Inc.[a]	5,980,274
258,122	Patriot Coal Corporation[a]	4,881,087
398,034	Petroleum Geo-Services ASA[a]	6,455,295
159,208	Swift Energy Company[a]	6,065,825
50,900	Tesco Corporation[a]	1,082,134
27,000	Willbros Group, Inc.[a]	248,400

	Total Energy	35,347,562

Financials (14.3%)
54,932	Affiliated Managers Group, Inc.[a]	5,731,056
146,100	First Niagara Financial Group, Inc.	1,789,725
87,000	Hercules Technology Growth Capital, Inc.	817,800
41,300	IBERIABANK Corporation	2,105,061
204,343	LaSalle Hotel Properties	5,110,618
45,815	Nara Bancorp, Inc.[a]	367,895
430,974	Ocwen Financial Corporation[a]	5,555,255
1,962,590	Popular, Inc.[a]	4,710,216
85,500	Solar Capital, Ltd.	1,969,920
91,746	SVB Financial Group[a]	5,598,341
207,798	Texas Capital Bancshares, Inc.[a]	5,679,119
232,337	Zions Bancorporation	5,088,180

	Total Financials	44,523,186

Health Care (10.5%)
100,518	Covance, Inc.[a]	5,754,656
89,800	Gen-Probe, Inc.[a]	5,437,390
193,882	Health Net, Inc.[a]	5,451,962
206,903	PSS World Medical, Inc.[a,b]	4,951,189
97,638	United Therapeutics Corporation[a,b]	5,602,468
111,710	Universal Health Services, Inc.	5,545,284

	Total Health Care	32,742,949

Industrials (15.9%)
3,900	Alaska Air Group, Inc.[a]	238,368
257,877	Deluxe Corporation	6,070,425
208,111	EMCOR Group, Inc.[a]	5,810,459
167,529	FTI Consulting, Inc.[a,b]	6,079,627
143,500	GATX Corporation	5,658,205
10,840	Huron Consulting Group, Inc.[a]	350,891
70,000	ICF International, Inc.[a]	1,635,200

Shares	Common Stock (91.5%)	Value

Industrials (15.9%) - continued
16,500	Kforce, Inc.[a]	$227,370
27,900	Landstar System, Inc.	1,251,315
359,185	Manitowoc Company, Inc.	5,024,998
103,900	Navigant Consulting, Inc.[a]	1,222,903
25,200	Old Dominion Freight Line, Inc.[a]	933,660
163,247	Shaw Group, Inc.[a]	4,224,832
37,900	Steelcase, Inc.	376,347
60,500	Sykes Enterprises, Inc.[a]	1,167,650
110,668	Teledyne Technologies, Inc.[a]	6,001,526
9,500	UTI Worldwide, Inc.	153,615
100,200	Waste Connections, Inc.	3,230,448

	Total Industrials	49,657,839

Information Technology (18.7%)
1,037,519	Brocade Communications[a]	5,685,604
140,100	Cogo Group, Inc.[a,b]	659,871
88,936	CommVault Systems, Inc.[a]	3,443,602
64,300	Ingram Micro, Inc.[a]	1,192,765
497,459	Monster Worldwide, Inc.[a,b]	5,840,169
140,308	Netlogic Microsystems, Inc.[a]	4,847,641
178,836	Plantronics, Inc.	6,125,133
196,458	Plexus Corporation[a]	5,797,476
242,927	Quest Software, Inc.[a]	4,610,754
199,000	SuccessFactors, Inc.[a]	5,373,000
380,550	Teradyne, Inc.[a]	5,133,620
180,583	TIBCO Software, Inc.[a]	4,702,381
125,800	VeriFone Systems, Inc.[a]	4,952,746

	Total Information Technology	58,364,762

Materials (0.7%)
16,100	Packaging Corporation of America	429,387
30,000	Reliance Steel & Aluminum Company	1,410,300
50,200	Thompson Creek Metals Company, Inc.[a]	453,808

	Total Materials	2,293,495

Telecommunications Services (0.5%)
80,900	NTELOS Holdings Corporation	1,571,078

	Total Telecommunications Services	1,571,078

Utilities (4.1%)
42,700	Avista Corporation	1,076,467
15,000	NV Energy, Inc.	222,600
327,700	PNM Resources, Inc.	4,922,054
11,700	Portland General Electric Company	289,926
141,091	Southwest Gas Corporation	5,261,283
22,400	UniSource Energy Corporation	824,768

	Total Utilities	12,597,098

	Total Common Stock (cost $270,920,883)	285,083,053

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

Small Cap Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Collateral Held for Securities Loaned (7.6%)	Value

23,730,839	Thrivent Financial Securities Lending Trust	$23,730,839

	Total Collateral Held for Securities Loaned (cost $23,730,839)	23,730,839

Principal Amount	Short-Term Investments (8.4%)[c]	Value

	Federal Home Loan Bank Discount Notes
4,600,000	0.050%, 8/12/2011[d]	4,599,917
	Federal National Mortgage Association Discount Notes
10,000,000	0.010%, 8/17/2011[d]	9,999,950
10,000,000	0.020%, 9/9/2011[d]	9,999,773
	U.S. Treasury Notes
1,600,000	0.125%, 8/18/2011[e]	1,599,895

	Total Short-Term Investments (at amortized cost)	26,199,535

	Total Investments (cost $320,851,257) 107.5%	$335,013,427

	Other Assets and Liabilities, Net (7.5%)	(23,512,412)

	Total Net Assets 100.0%	$311,501,015

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	At July 29, 2011, $1,599,895 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$30,615,457
Gross unrealized depreciation	(16,453,287)

Net unrealized appreciation (depreciation)	$14,162,170

Cost for federal income tax purposes	$320,851,257

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	21,126,678	21,126,678	–	–
Consumer Staples	26,858,406	26,858,406	–	–
Energy	35,347,562	28,892,267	6,455,295	–
Financials	44,523,186	44,523,186	–	–
Health Care	32,742,949	32,742,949	–	–
Industrials	49,657,839	49,657,839	–	–
Information Technology	58,364,762	58,364,762	–	–
Materials	2,293,495	2,293,495	–	–
Telecommunications Services	1,571,078	1,571,078	–	–
Utilities	12,597,098	12,597,098	–	–
Collateral Held for Securities Loaned	23,730,839	23,730,839	–	–
Short-Term Investments	26,199,535	–	26,199,535	–

Total	$335,013,427	$302,358,597	$32,654,830	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	219,447	219,447	–	–

Total Asset Derivatives	$219,447	$219,447	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)

Russell 2000 Index Mini-Futures	284	September 2011	$22,372,753	$22,592,200	$219,447
Total Futures Contracts					$219,447

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

Small Cap Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011

Thrivent Financial Securities Lending Trust	$21,723,500	$139,626,462	$137,619,123	23,730,839	$23,730,839	$41,434
Total Value and Income Earned	21,723,500				23,730,839	41,434

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

Mid Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (94.1%)	Value

Consumer Discretionary (12.6%)
82,300	Abercrombie & Fitch Company	$6,017,776
240,200	American Eagle Outfitters, Inc.	3,156,228
38,400	Autoliv, Inc.[a]	2,540,544
40,000	BorgWarner, Inc.[b]	3,184,800
59,600	Darden Restaurants, Inc.	3,027,680
98,650	Discovery Communications, Inc.[b]	3,926,270
111,200	Dollar Tree, Inc.[b]	7,364,776
117,600	DreamWorks Animation SKG, Inc.[a,b]	2,570,736
98,800	Guess ?, Inc.	3,766,256
107,700	International Game Technology	2,002,143
229,200	MGM Resorts International[a,b]	3,463,212
50,000	O’Reilly Automotive, Inc.[b]	2,975,000
85,800	PetSmart, Inc.	3,691,116
25,600	Tractor Supply Company	1,687,552
24,800	VF Corporation	2,896,640

	Total Consumer Discretionary	52,270,729

Consumer Staples (4.5%)
132,900	Avon Products, Inc.	3,485,967
54,700	Clorox Company[a]	3,915,973
29,700	Corn Products International, Inc.	1,511,433
114,700	H.J. Heinz Company	6,037,808
60,000	Whole Foods Market, Inc.	4,002,000

	Total Consumer Staples	18,953,181

Energy (11.9%)
157,200	Alpha Natural Resources, Inc.[b]	6,714,012
107,000	Arch Coal, Inc.	2,739,200
36,360	Brigham Exploration Company[b]	1,156,248
81,600	Dresser-Rand Group, Inc.[b]	4,359,072
87,100	ENSCO International plc ADR	4,638,075
182,400	Helix Energy Solutions Group, Inc.[b]	3,571,392
218,800	Nabors Industries, Ltd.[b]	5,778,508
70,500	Oil States International, Inc.[a,b]	5,689,350
82,100	QEP Resources, Inc.	3,598,443
129,900	Ultra Petroleum Corporation[b]	6,081,918
186,600	Weatherford International, Ltd.[b]	4,090,272
116,536	Willbros Group, Inc.[a,b]	1,072,131

	Total Energy	49,488,621

Financials (6.4%)
24,200	Affiliated Managers Group, Inc.[b]	2,524,786
232,400	Discover Financial Services	5,951,764
27,700	IntercontinentalExchange, Inc.[b]	3,415,410
123,500	Lazard, Ltd.	4,149,600
79,392	MSCI, Inc.[b]	2,817,622
56,900	PartnerRe, Ltd.	3,802,058
205,100	TD Ameritrade Holding Corporation	3,765,636

	Total Financials	26,426,876

Health Care (13.8%)
59,600	Alexion Pharmaceuticals, Inc.[b]	3,385,280
59,500	AmerisourceBergen Corporation	2,279,445
348,800	Boston Scientific Corporation[b]	2,497,408
48,700	C.R. Bard, Inc.	4,805,716
148,800	CareFusion Corporation[b]	3,926,832
113,300	CIGNA Corporation	5,638,941
227,000	Hologic, Inc.[b]	4,215,390
83,400	Hospira, Inc.[b]	4,263,408
76,000	Life Technologies Corporation[b]	3,422,280

Shares	Common Stock (94.1%)	Value

Health Care (13.8%) - continued
170,700	Myriad Genetics, Inc.[b]	$3,630,789
80,300	Quest Diagnostics, Inc.[a]	4,337,003
58,700	Shire Pharmaceuticals Group plc ADR	6,104,800
64,200	Thermo Fisher Scientific, Inc.[b]	3,857,778
21,500	Vertex Pharmaceuticals, Inc.[b]	1,114,990
58,300	Watson Pharmaceuticals, Inc.[b]	3,913,679

	Total Health Care	57,393,739

Industrials (16.8%)
130,700	Aecom Technology Corporation[b]	3,233,518
191,800	BE Aerospace, Inc.[b]	7,633,640
56,900	C.H. Robinson Worldwide, Inc.	4,114,439
135,900	Delta Air Lines, Inc.[b]	1,072,251
128,240	Expeditors International of Washington, Inc.	6,119,613
61,300	Hub Group, Inc.[b]	2,174,924
102,500	Jacobs Engineering Group, Inc.[b]	4,011,850
151,800	JB Hunt Transport Services, Inc.	6,867,432
52,600	Kansas City Southern, Inc.[b]	3,121,810
102,800	Manpower, Inc.	5,193,456
107,500	Pentair, Inc.	3,957,075
30,600	Precision Castparts Corporation	4,938,228
101,200	Quanta Services, Inc.[b]	1,874,224
77,800	Roper Industries, Inc.	6,350,814
66,600	SPX Corporation	5,010,984
48,300	Stericycle, Inc.[b]	3,966,396

	Total Industrials	69,640,654

Information Technology (19.3%)
43,874	Akamai Technologies, Inc.[b]	1,062,628
37,900	Altera Corporation	1,549,352
58,300	ANSYS, Inc.[b]	2,949,980
431,200	Atmel Corporation[b]	5,217,520
223,900	Electronic Arts, Inc.[b]	4,981,775
81,900	F5 Networks, Inc.[b]	7,656,012
236,900	Marvell Technology Group, Ltd.[b]	3,510,858
51,900	Mercadolibre, Inc.	4,121,898
104,600	Monster Worldwide, Inc.[b]	1,228,004
99,700	NetApp, Inc.[b]	4,737,744
118,196	Netlogic Microsystems, Inc.[b]	4,083,672
60,400	Nice Systems, Ltd. ADR[b]	2,157,488
281,619	Nuance Communications, Inc.[b]	5,635,196
238,400	NVIDIA Corporation[b]	3,297,072
184,784	Polycom, Inc.[b]	4,994,711
134,800	Red Hat, Inc.[b]	5,672,384
315,600	Symantec Corporation[b]	6,015,336
142,200	TE Connectivity, Ltd.	4,895,946
112,800	Teradata Corporation[b]	6,199,488

	Total Information Technology	79,967,064

Materials (5.7%)
143,400	Celanese Corporation	7,905,642
52,400	CF Industries Holdings, Inc.	8,138,768
64,200	Newmont Mining Corporation	3,570,162
113,500	Pan American Silver Corporation	3,425,430
39,100	Stillwater Mining Company[a,b]	598,230

	Total Materials	23,638,232

Telecommunications Services (3.1%)
128,802	NII Holdings, Inc.[b]	5,454,765
69,000	SBA Communications Corporation[b]	2,633,730

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

Mid Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (94.1%)	Value

Telecommunications Services (3.1%) - continued
240,900	TW Telecom, Inc.[b]	$4,757,775

	Total Telecommunications Services	12,846,270

	Total Common Stock (cost $316,784,067)	390,625,366

Shares	Collateral Held for Securities Loaned (2.2%)	Value

9,083,975	Thrivent Financial Securities Lending Trust	9,083,975

	Total Collateral Held for Securities Loaned (cost $9,083,975)	9,083,975

Principal Amount	Short-Term Investments (6.0%)[c]	Value

	Federal Home Loan Bank Discount Notes
10,000,000	0.003%, 8/12/2011[d]	9,999,989
5,000,000	0.010%, 8/17/2011[d]	4,999,975
	Federal National Mortgage Association Discount Notes
3,000,000	0.010%, 8/8/2011[d]	2,999,993
	U.S. Treasury Notes
7,000,000	0.010%, 8/4/2011	6,999,990
	Total Short-Term Investments (at amortized cost)	24,999,947

	Total Investments (cost $350,867,989) 102.3%	$424,709,288

	Other Assets and Liabilities, Net (2.3%)	(9,680,707)

	Total Net Assets 100.0%	$415,028,581

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$87,794,792
Gross unrealized depreciation	(13,953,493)

Net unrealized appreciation (depreciation)	$73,841,299

Cost for federal income tax purposes	$350,867,989

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

Mid Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Mid Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	52,270,729	52,270,729	–	–
Consumer Staples	18,953,181	18,953,181	–	–
Energy	49,488,621	49,488,621	–	–
Financials	26,426,876	26,426,876	–	–
Health Care	57,393,739	57,393,739	–	–
Industrials	69,640,654	69,640,654	–	–
Information Technology	79,967,064	79,967,064	–	–
Materials	23,638,232	23,638,232	–	–
Telecommunications Services	12,846,270	12,846,270	–	–
Collateral Held for Securities Loaned	9,083,975	9,083,975	–	–
Short-Term Investments	24,999,947	–	24,999,947	–
Total	$424,709,288	$399,709,341	$24,999,947	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Thrivent Financial Securities Lending Trust	$17,310,111	$148,459,241	$156,685,377	9,083,975	$9,083,975	$27,801
Total Value and Income Earned	17,310,111				9,083,975	27,801

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

Partner Mid Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (99.4%)	Value

Consumer Discretionary (13.7%)
68,652	DISH Network Corporation[a]	$2,034,159
21,557	Hasbro, Inc.	852,795
44,886	Lear Corporation	2,199,414
36,222	Liberty Global, Inc.[a,b]	1,514,080
119,598	Liberty Media Corporation - Interactive[a]	1,962,603
68,561	Newell Rubbermaid, Inc.	1,064,067
1,235	NVR, Inc.[a]	839,911
15,157	PVH Corporation	1,084,484
35,284	Royal Caribbean Cruises, Ltd.[a]	1,080,396
45,212	Scripps Networks Interactive	2,095,124
25,805	TRW Automotive Holdings Corporation[a]	1,302,378
33,809	Wyndham Worldwide Corporation	1,169,453

	Total Consumer Discretionary	17,198,864

Consumer Staples (5.7%)
34,234	Coca-Cola Enterprises, Inc.	962,318
51,341	ConAgra Foods, Inc.	1,314,843
15,034	Energizer Holdings, Inc.[a]	1,212,342
10,730	H.J. Heinz Company	564,827
33,003	J.M. Smucker Company	2,571,594
6,401	Ralcorp Holdings, Inc.[a]	553,686

	Total Consumer Staples	7,179,610

Energy (9.2%)
15,204	Cabot Oil & Gas Corporation	1,126,312
23,796	Cameron International Corporation[a]	1,331,148
12,139	Consol Energy, Inc.	650,650
9,138	Energen Corporation	537,406
15,257	EQT Corporation	968,514
15,466	Helmerich & Payne, Inc.	1,067,927
16,499	HollyFrontier Corporation	1,243,860
23,032	Newfield Exploration Company[a]	1,552,818
12,754	Oil States International, Inc.[a]	1,029,248
10,257	Pioneer Natural Resources Company	953,798
15,661	Range Resources Corporation	1,020,471

	Total Energy	11,482,152

Financials (29.3%)
8,314	Alexandria Real Estate Equities, Inc.	681,748
8,279	AvalonBay Communities, Inc.	1,110,959
13,455	Camden Property Trust	902,427
28,977	CIT Group, Inc.[a]	1,151,546
18,668	Douglas Emmett, Inc.	373,360
3,262	Essex Property Trust, Inc.	457,854
23,484	Everest Re Group, Ltd.	1,928,506
158,217	Fifth Third Bancorp	2,001,445
21,164	First Republic Bank[a],b	599,364
99,494	Genworth Financial, Inc.[a]	827,790
53,491	Hartford Financial Services Group, Inc.	1,252,759
71,061	Host Hotels & Resorts, Inc.	1,126,317
54,640	Invesco, Ltd.	1,211,915
69,527	Janus Capital Group, Inc.	586,808
68,072	Kimco Realty Corporation	1,295,410
17,033	Lazard, Ltd.	572,309
44,415	Legg Mason, Inc.	1,306,689
33,068	Lincoln National Corporation	876,302

Shares	Common Stock (99.4%)	Value

Financials (29.3%) - continued
12,203	M&T Bank Corporation	$1,052,387
26,211	Marsh & McLennan Companies, Inc.	772,962
134,744	MFA Financial, Inc.	1,009,233
52,522	NASDAQ OMX Group, Inc.[a]	1,264,205
12,338	PartnerRe, Ltd.	824,425
80,473	Principal Financial Group, Inc.	2,223,469
125,696	SLM Corporation	1,959,601
72,236	SunTrust Banks, Inc.	1,769,060
34,642	Tanger Factory Outlet Centers, Inc.	950,923
49,324	Unum Group	1,203,012
22,617	Ventas, Inc.	1,224,258
50,712	W.R. Berkley Corporation	1,561,422
67,665	XL Group plc	1,388,486
55,754	Zions Bancorporation	1,221,013

	Total Financials	36,687,964

Health Care (6.6%)
33,709	Aetna, Inc.	1,398,586
270,032	Boston Scientific Corporation[a]	1,933,429
56,928	Hologic, Inc.[a]	1,057,153
27,826	Kinetic Concepts, Inc.[a]	1,862,673
19,511	Patterson Companies, Inc.	601,719
67,864	Warner Chilcott plc	1,426,501

	Total Health Care	8,280,061

Industrials (9.9%)
25,929	BE Aerospace, Inc.[a]	1,031,974
15,048	Cooper Industries plc	787,161
12,184	Eaton Corporation	584,223
30,726	GrafTech International, Ltd.[a]	591,783
149,373	JetBlue Airways Corporation[a,b]	715,497
16,351	Kansas City Southern, Inc.[a]	970,432
108,729	Masco Corporation	1,147,091
14,807	Parker Hannifin Corporation	1,170,049
44,748	Pentair, Inc.	1,647,174
31,697	Republic Services, Inc.	920,164
7,388	Ryder System, Inc.	416,092
58,623	Spirit Aerosystems Holdings, Inc.[a]	1,201,185
50,750	Textron, Inc.	1,173,847

	Total Industrials	12,356,672

Information Technology (7.3%)
18,198	Amphenol Corporation	889,700
12,314	BMC Software, Inc.[a]	532,211
143,038	Brocade Communications[a]	783,848
11,036	Check Point Software Technologies, Ltd.[a]	636,225
32,193	Electronic Arts, Inc.[a]	716,294
24,214	Maxim Integrated Products, Inc.	555,954
53,842	NVIDIA Corporation[a]	744,635
50,868	ON Semiconductor Corporation[a]	442,043
49,895	Parametric Technology Corporation[a]	1,037,317
23,710	Polycom, Inc.[a]	640,881
12,903	QLIK Technologies, Inc.[a]	391,090
36,454	Quest Software, Inc.[a]	691,897
32,706	Xilinx, Inc.	1,049,863

	Total Information Technology	9,111,958

Materials (4.4%)
6,757	Albemarle Corporation	449,881

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

Partner Mid Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (99.4%)	Value

Materials (4.4%) - continued
71,346	Chemtura Corporation[a]	$1,255,689
22,520	Cytec Industries, Inc.	1,261,120
61,558	Huntsman Corporation	1,175,758
57,909	Stillwater Mining Company[a,b]	886,008
58,365	Thompson Creek Metals Company, Inc.[a]	527,620

	Total Materials	5,556,076

Telecommunications Services (1.4%)
412,398	Sprint Nextel Corporation[a,b]	1,744,444

	Total Telecommunications Services	1,744,444

Utilities (11.9%)
39,511	AES Corporation[a]	486,380
58,728	CMS Energy Corporation	1,124,054
25,485	Edison International, Inc.	970,214
24,668	Great Plains Energy, Inc.	497,553
29,109	Northeast Utilities	989,706
66,765	NV Energy, Inc.	990,793
21,496	Pinnacle West Capital Corporation	910,356
93,590	PPL Corporation	2,611,161
20,346	Questar Corporation	374,977
38,762	SCANA Corporation[b]	1,519,083
32,108	Sempra Energy	1,627,554
23,405	Westar Energy, Inc.	604,083
95,134	Xcel Energy, Inc.	2,283,216

	Total Utilities	14,989,130

	Total Common Stock (cost $108,229,613)	124,586,931

Shares	Collateral Held for Securities Loaned (4.7%)	Value

5,945,168	Thrivent Financial Securities Lending Trust	5,945,168

	Total Collateral Held for Securities Loaned (cost $5,945,168)	5,945,168
	Total Investments (cost $114,174,781) 104.1%	$130,532,099

	Other Assets and Liabilities, Net (4.1%)	(5,151,734)

	Total Net Assets 100.0%	$125,380,365

a	Non-income producing security.
b	All or a portion of the security is on loan.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$20,101,812
Gross unrealized depreciation	(3,744,494)
Net unrealized appreciation (depreciation)	$16,357,318

Cost for federal income tax purposes	$114,174,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

Partner Mid Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Partner Mid Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	17,198,864	17,198,864	–	–
Consumer Staples	7,179,610	7,179,610	–	–
Energy	11,482,152	11,482,152	–	–
Financials	36,687,964	36,687,964	–	–
Health Care	8,280,061	8,280,061	–	–
Industrials	12,356,672	12,356,672	–	–
Information Technology	9,111,958	9,111,958	–	–
Materials	5,556,076	5,556,076	–	–
Telecommunications Services	1,744,444	1,744,444	–	–
Utilities	14,989,130	14,989,130	–	–
Collateral Held for Securities Loaned	5,945,168	5,945,168	–	–
Total	$130,532,099	$130,532,099	$–	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Thrivent Financial Securities Lending Trust	$4,538,968	$39,315,868	$37,909,668	5,945,168	$5,945,168	$11,190
Total Value and Income Earned	4,538,968				5,945,168	11,190

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

Mid Cap Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (97.6%)	Value

Consumer Discretionary (8.8%)
223,811	Autoliv, Inc.[a]	$14,807,336
149,600	Charter Communications, Inc.[b]	8,078,400
170,271	Dollar Tree, Inc.[b]	11,277,048
257,400	Omnicom Group, Inc.	12,077,208
105,514	Panera Bread Company[b]	12,166,819
360,300	Williams-Sonoma, Inc.	13,338,306

	Total Consumer Discretionary	71,745,117

Consumer Staples (4.1%)
218,200	Corn Products International, Inc.	11,104,198
405,013	Flowers Foods, Inc.[a]	8,877,885
254,273	TreeHouse Foods, Inc.[b]	13,130,658

	Total Consumer Staples	33,112,741

Energy (12.2%)
186,434	Alpha Natural Resources, Inc.[b]	7,962,596
352,200	Arch Coal, Inc.	9,016,321
215,800	ENSCO International plc ADR	11,491,350
675,700	Helix Energy Solutions Group, Inc.[b]	13,230,206
210,988	National Oilwell Varco, Inc.	16,999,303
267,700	Southwestern Energy Company[b]	11,928,712
749,600	Weatherford International, Ltd.[b]	16,431,232
213,600	Whiting Petroleum Corporation[b]	12,516,960

	Total Energy	99,576,680

Financials (17.9%)
645,333	Duke Realty Corporation[a]	9,060,475
238,526	Endurance Specialty Holdings, Ltd.	9,717,549
554,756	Equity One, Inc.[a]	10,762,266
572,026	HCC Insurance Holdings, Inc.	17,235,143
740,209	Host Hotels & Resorts, Inc.	11,732,313
74,571	IntercontinentalExchange, Inc.[b]	9,194,604
227,082	Lazard, Ltd.	7,629,955
198,800	M&T Bank Corporation	17,144,512
341,800	NASDAQ OMX Group, Inc.[b]	8,227,126
370,290	Northern Trust Corporation	16,627,873
545,212	W.R. Berkley Corporation	16,787,078
563,902	Zions Bancorporation[a]	12,349,453

	Total Financials	146,468,347

Health Care (14.0%)
256,000	Alexion Pharmaceuticals, Inc.[b]	14,540,800
135,214	C.R. Bard, Inc.	13,342,918
163,500	Covance, Inc.[a,b]	9,360,375
350,199	Coventry Health Care, Inc.[b]	11,206,368
337,295	Health Net, Inc.[b]	9,484,735
163,900	Quest Diagnostics, Inc.[a]	8,852,239
362,100	Thoratec Corporation[b]	12,199,149
130,102	Varian Medical Systems, Inc.[b]	8,165,202
173,333	Vertex Pharmaceuticals, Inc.[b]	8,989,049
109,800	Waters Corporation[b]	9,650,322
145,163	Zimmer Holdings, Inc.[b]	8,712,683

	Total Health Care	114,503,840

Industrials (15.3%)
258,079	Chicago Bridge and Iron Company	10,645,759
415,917	CSX Corporation	10,219,081
180,407	Expeditors International of Washington, Inc.	8,609,022
260,300	FTI Consulting, Inc.[a,b]	9,446,287

Shares	Common Stock (97.6%)	Value

Industrials (15.3%) - continued
1,129,961	Manitowoc Company, Inc.	$15,808,154
162,298	Manpower, Inc.	8,199,295
507,844	Oshkosh Corporation[b]	12,604,688
95,418	Parker Hannifin Corporation	7,539,930
282,700	Republic Services, Inc.	8,206,781
439,200	Shaw Group, Inc.[b]	11,366,496
158,606	SPX Corporation	11,933,516
238,983	Tyco International, Ltd.	10,584,557

	Total Industrials	125,163,566

Information Technology (16.9%)
188,900	Alliance Data Systems Corporation[a,b]	18,576,426
335,053	eBay, Inc.[b]	10,972,986
439,150	Juniper Networks, Inc.[b]	10,271,718
223,650	Lam Research Corporation[b]	9,142,812
1,168,000	Micron Technology, Inc.[b]	8,608,160
292,300	SuccessFactors, Inc.[b]	7,892,100
1,287,837	Teradyne, Inc.[b]	17,372,921
652,607	TIBCO Software, Inc.[b]	16,993,886
716,100	ValueClick, Inc.[b]	12,932,766
314,100	VeriFone Systems, Inc.[b]	12,366,117
412,596	Xilinx, Inc.	13,244,332

	Total Information Technology	138,374,224

Materials (4.7%)
190,916	Albemarle Corporation	12,711,187
274,900	Silgan Holdings, Inc.	10,660,622
803,694	Steel Dynamics, Inc.	12,553,700
84,315	Temple-Inland, Inc.	2,531,137

	Total Materials	38,456,646

Utilities (3.7%)
518,600	CMS Energy Corporation	9,926,004
702,138	NV Energy, Inc.	10,419,728
334,962	UGI Corporation	10,149,349

	Total Utilities	30,495,081

	Total Common Stock (cost $643,831,699)	797,896,242

Shares	Collateral Held for Securities Loaned (6.6%)	Value

54,020,425	Thrivent Financial Securities Lending Trust	54,020,425

	Total Collateral Held for Securities Loaned (cost $54,020,425)	54,020,425

Principal Amount	Short-Term Investments (2.3%)[c]	Value

8,550,000	Federal National Mortgage Association Discount Notes 0.010%, 8/17/2011[d]	8,549,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

Mid Cap Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Short-Term Investments (2.3%)[c]	Value

10,000,000	U.S. Treasury Notes 0.010%, 8/4/2011	$9,999,986

	Total Short-Term Investments (at amortized cost)	18,549,943

	Total Investments (cost $716,402,067) 106.5%	$870,466,610

	Other Assets and Liabilities, Net (6.5%)	(53,384,559)

	Total Net Assets 100.0%	$817,082,051

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$170,083,200
Gross unrealized depreciation	(16,018,657)

Net unrealized appreciation (depreciation)	$154,064,543

Cost for federal income tax purposes	$716,402,067

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	71,745,117	71,745,117	–	–
Consumer Staples	33,112,741	33,112,741	–	–
Energy	99,576,680	99,576,680	–	–
Financials	146,468,347	146,468,347	–	–
Health Care	114,503,840	114,503,840	–	–
Industrials	125,163,566	125,163,566	–	–
Information Technology	138,374,224	138,374,224	–	–
Materials	38,456,646	38,456,646	–	–
Utilities	30,495,081	30,495,081	–	–
Collateral Held for Securities Loaned	54,020,425	54,020,425	–	–
Short-Term Investments	18,549,943	–	18,549,943	–

Total	$870,466,610	$851,916,667	$18,549,943	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Thrivent Financial Securities Lending Trust	$64,107,848	$463,994,912	$474,082,335	54,020,425	$54,020,425	$63,908
Total Value and Income Earned	64,107,848				54,020,425	63,908

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (86.8%)	Value

Australia (4.2%)
18,050	Ansell, Ltd.	$276,948
23,719	Australia & New Zealand Banking Group, Ltd.	542,118
91,512	BHP Billiton, Ltd.	4,184,197
116,392	Boart Longyear Group	516,163
76,695	Brambles, Ltd.	582,260
12,385	Campbell Brothers, Ltd.	625,913
109,975	Challenger, Ltd.	590,372
9,933	Flight Centre, Ltd.	234,289
49,641	Fortescue Metals Group, Ltd.	343,877
52,037	GrainCorp, Ltd.	448,388
38,890	Iluka Resources, Ltd.	758,101
46,978	Mineral Resources, Ltd.	629,892
133,079	Mount Gibson Iron, Ltd.[a]	262,664
15,072	Rio Tinto, Ltd.	1,320,420
111,044	SAI Global, Ltd.	550,158
32,736	United Group, Ltd.	482,082

	Total Australia	12,347,842

Austria (0.5%)
5,085	Andritz AG	493,292
125,448	IMMOFINANZ AGa	483,783
27,582	Wienerberger AG	441,792

	Total Austria	1,418,867

Belgium (0.7%)
19,563	Anheuser-Busch InBev NV	1,126,007
7,027	Bekaert SA	425,644
6,717	Compagnie d’ Entreprises CFE	439,660

	Total Belgium	1,991,311

Bermuda (0.2%)
83,024	Archer, Ltd.[a]	479,738
163,265	Trinity, Ltd.	181,035

	Total Bermuda	660,773

Brazil (2.9%)
71,181	Banco Bradesco SA ADR	1,368,811
22,000	Lojas Renner SA	782,320
22,000	Multiplan Empreendimentos Imobiliarios SA	483,719
19,700	Petroleo Brasileiro SA ADR	669,209
51,000	Petroleo Brasileiro SA PREF ADR	1,567,229
58,500	Souza Cruz SA	700,084
64,000	Ultrapar Participacoes SA	1,134,000
64,000	Vale SA SP PREF ADR	1,889,280

	Total Brazil	8,594,652

Canada (3.3%)
6,980	Agrium, Inc.	610,777
21,668	Barrick Gold Corporation	1,032,943
80,385	Bombardier, Inc.	486,265
24,550	Brookfield Asset Management, Inc.	773,370
4,400	Canadian National Railway Company	329,896
23,512	CGI Group, Inc.[a]	505,428
11,622	Finning International, Inc.	333,273
14,735	Goldcorp, Inc.	704,597
5,926	Open Text Corporation[a]	399,966
18,573	Potash Corporation of Saskatchewan, Inc.	1,072,200
11,747	Saputo, Inc.	550,161
10,647	Shoppers Drug Mart Corporation	447,051

Shares	Common Stock (86.8%)	Value

Canada (3.3%) - continued
36,149	Suncor Energy, Inc.	$1,385,428
7,462	Tim Hortons, Inc.	358,067
15,324	Trican Well Service, Ltd.	401,102
33,424	Yamana Gold, Inc.	435,159

	Total Canada	9,825,683

Cayman Islands (0.2%)
516,098	Kingboard Laminates Holdings, Ltd.	309,316
257,675	Sa Sa International Holdings, Ltd.	204,112

	Total Cayman Islands	513,428

Chile (0.3%)
9,600	Banco Santander Chile SA ADR	892,608

	Total Chile	892,608

China (0.9%)
2,643,050	Bank of China, Ltd.	1,216,499
950,000	PetroChina Company, Ltd.	1,355,522

	Total China	2,572,021

Denmark (0.7%)
23,227	Christian Hansen Holding AS	535,618
21,442	DSV AS	475,380
9,074	Novo Nordisk AS	1,109,929

	Total Denmark	2,120,927

Finland (1.4%)
34,516	Amer Sports Oyj	522,913
12,387	Cargotec Oyj	478,180
11,434	Kesko Oyj	443,710
51,450	Neste Oil Oyj	672,029
12,442	Outotec Oyj	611,097
16,762	Sampo Oyj	510,582
25,291	UPM-Kymmene Oyj	394,142
21,641	YIT Oyj	479,601

	Total Finland	4,112,254

France (5.4%)
16,869	Alten, Ltd.	629,360
4,761	April	108,985
101,216	AXA SA	1,893,753
24,926	Beneteau SA	448,023
31,250	Cap Gemini SA	1,537,932
3,839	Christian Dior SA	613,602
20,970	Compagnie de Saint-Gobain	1,211,860
14,169	Faurecia	546,581
24,264	Ingenico	1,022,627
9,192	Rubis	536,412
11,917	Safran SA	495,402
6,353	Schneider Electric SA	918,158
43,530	Total SA	2,352,866
14,185	Vinci SA	822,094
2,881	Virbac SA	503,576
74,105	Vivendi SA	1,772,247
4,572	Wendel SA	525,337

	Total France	15,938,815

Germany (5.0%)
6,999	BASF SE	632,127
9,720	Bayerische Motoren Werke AG	971,786
178,800	Commerzbank AGa	679,666
36,719	Daimler AG	2,662,126

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (86.8%)	Value

Germany (5.0%) - continued
23,300	Deutsche Boerse AGa	$1,730,341
64,987	Deutz AGa	627,476
14,576	ElringKlinger AG	435,667
10,172	Gerresheimer AG	514,928
7,195	Henkel AG & Company KGaA	485,099
17,485	Kloeckner & Company SE	425,808
4,549	Pfeiffer Vacuum Technology AG	508,773
8,137	Rheinmetall AG	681,112
13,437	Siemens AG	1,717,437
13,798	Stada Arzneimittel AG	525,736
20,206	Suedzucker AG	712,491
17,556	Symrise AG	479,635
4,771	Volkswagen AG	952,428

	Total Germany	14,742,636

Hong Kong (3.5%)
212,400	AIA Group, Ltd.[a]	780,136
180,000	China Mobile, Ltd.	1,790,780
65,000	CLP Holdings, Ltd.	601,121
170,000	Dah Chong Hong Holdings, Ltd.	223,137
119,000	Galaxy Entertainment Group, Ltd.[a]	307,686
196,400	Guangzhou Automobile Group Company, Ltd.	236,664
175,000	Hang Lung Group, Ltd.	1,052,794
158,850	Hutchison Whampoa, Ltd.	1,850,428
266,500	International Mining Machinery Holdings, Ltd.	260,725
984,122	New World Development Company, Ltd.	1,447,457
163,000	SJM Holdings, Ltd.	409,906
46,211	Swire Pacific, Ltd., Class A	650,054
270,000	Swire Pacific, Ltd., Class B	741,868

	Total Hong Kong	10,352,756

Hungary (0.3%)
4,200	Richter Gedeon Nyrt	837,918

	Total Hungary	837,918

India (2.0%)
54,500	Bharti Airtel, Ltd.	538,526
8,300	GlaxoSmithKline Pharmaceuticals, Ltd.	440,432
9,500	Grasim Industries, Ltd.	472,160
22,500	Hero Honda Motors, Ltd.	907,792
70,706	Hindustan Unilever, Ltd.	518,535
75,000	Housing Development Finance Corporation	1,167,134
25,000	ICICI Bank, Ltd.	584,727
15,600	Infosys, Ltd.	977,893
9,428	Ultra Tech Cement, Ltd.[a]	219,529

	Total India	5,826,728

Indonesia (0.8%)
178,000	PT Astra International Tbk	1,474,423
884,124	Telekomunikasi Indonesia Tbk PT	765,186
4,000	Telekomunikasi Indonesia Tbk PT ADR	139,600

	Total Indonesia	2,379,209

Ireland (0.2%)
9,456	Kerry Group plc	390,592

Shares	Common Stock (86.8%)	Value

Ireland (0.2%) - continued
5,039	Paddy Power plc	$246,555

	Total Ireland	637,147

Israel (0.6%)
35,450	Teva Pharmaceutical Industries, Ltd. ADR	1,653,388

	Total Israel	1,653,388

Italy (1.9%)
16,521	Banca Generali SPA	197,454
37,429	Davide Campari - Milano SPA	308,780
13,831	DiaSorin SPA	683,724
73,100	Eni SPA	1,588,630
34,437	MARR SPA	439,432
211,532	Sorin SPA[a]	592,739
1,341,200	Telecom Italia SPA	1,442,383
29,723	Yoox SPA[a]	506,260

	Total Italy	5,759,402

Japan (15.5%)
9,000	Aisin Seiki Company, Ltd.	345,359
32,000	Asahi Diamond Industrial Company, Ltd.	756,759
35,000	Asics Corporation	530,709
72,000	Bank of Yokohama, Ltd.	352,641
88,350	Bridgestone Corporation	2,197,761
23,000	Canon, Inc.	1,108,864
11,100	Capcom Company, Ltd.	290,777
53,000	Chiyoda Corporation	676,985
18,000	Daihatsu Motor Company, Ltd.	315,279
80,000	Daiichi Sankyo Company, Ltd.	1,653,189
24,221	Daito Trust Construction Company, Ltd.	2,331,444
353,544	Daiwa Securities Group, Inc.	1,537,760
5,800	Dena Company, Ltd.	288,793
30,200	East Japan Railway Company	1,900,620
12,242	Exedy Corporation	462,562
19,752	Fuji Machine Manufacturing Company, Ltd.	416,227
10,800	Gree, Inc.	247,307
11,600	Hamamatsu Photonics KK	521,985
78,000	Hitachi, Ltd.	480,984
6,000	Honda Motor Company, Ltd.	238,056
6,000	Idemitsu Kosan Company, Ltd.	696,712
191,000	IHI Corporation	514,647
50,300	ITOCHU Corporation	580,333
71,000	Kawasaki Heavy Industries, Ltd.	259,765
109	KDDI Corporation	809,957
106,000	Kureha Corporation	509,578
7,100	Kyocera Corporation	758,180
10,800	Lawson, Inc.	584,277
54,000	Marubeni Corporation	405,193
5,174	Maruwa Company, Ltd.	238,684
64,000	Mitsubishi Electric Corporation	755,715
15,300	Mitsui & Company, Ltd.	288,051
66,000	Mori Seiki Company, Ltd.	883,512
57,952	MS and AD Insurance Group Holdings, Inc.	1,448,302
19,900	Nabtesco Corporation	505,509
38,700	Namco Bandai Holdings, Inc.	489,678
29,400	Nichicon Corporation	496,479
76,350	Nikon Corporation	1,791,812
31,000	Nippon Meat Packers, Inc.	431,309

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (86.8%)	Value

Japan (15.5%) - continued
6,500	Nippon Telegraph & Telephone Corporation	$321,460
66,000	Nippon Yusen KK	241,654
219,400	Nissan Motor Company, Ltd.	2,334,739
15,751	Pigeon Corporation	604,761
86,800	Pioneer Corporation[a]	457,878
10,300	Pola Orbis Holdings, Inc.	290,014
16,100	Sanrio Company, Ltd.	696,880
58,620	Sanyo Chemical Industries, Ltd.	463,278
15,282	SHO-BOND Holdings Company, Ltd.	373,332
88	So-net M3, Inc.	794,334
134,700	Sumitomo Corporation	1,898,354
49,000	Sumitomo Electric Industries, Ltd.	731,491
551,500	Sumitomo Mitsui Trust Holdings, Inc.	2,031,571
187,000	Sumitomo Osaka Cement Company, Ltd.	541,261
23,400	Sumitomo Rubber Industries, Ltd.	303,761
15,200	Sysmex Corporation	581,214
68,958	Tadano, Ltd.	420,461
11,100	Takeda Pharmaceutical Company, Ltd.	529,448
113,000	Tokyu Corporation	507,366
11,398	Toyo Tanso Company, Ltd.	596,951
10,900	Trend Micro, Inc.	341,133
77,900	UNY Company, Ltd.	765,070
26,200	Ushio, Inc.	492,782
15,000	West Japan Railway Company	638,308
4,550	Yamada Denki Company, Ltd.	364,296

	Total Japan	46,423,551

Luxembourg (0.3%)
19,000	Tenaris SA ADR	839,800

	Total Luxembourg	839,800

Malaysia (0.4%)
240,000	CIMB Group Holdings Berhad	667,973
135,500	Public Bank Berhad	612,644

	Total Malaysia	1,280,617

Mexico (1.2%)
168,000	Consorcio ARA SAB de CV	88,170
22,000	Fomento Economico Mexicano SAB de CV ADR	1,592,140
7,100	Grupo Aeroportuario del Sureste SAB de CV ADR	423,302
245,500	Grupo Financiero Banorte SAB de CV ADR	1,075,094
132,000	Organizacion Soriana SAB de CVa	371,125

	Total Mexico	3,549,831

Netherlands (1.3%)
307,450	Aegon NVa	1,759,565
36,976	Koninklijke DSM NV	2,096,612

	Total Netherlands	3,856,177

Norway (2.2%)
13,474	Cermaq ASA[a]	188,310
14,591	DnB NOR ASA	212,184
20,700	Schibsted ASA	615,470
13,674	Seadrill, Ltd.	475,966
102,758	Statoil ASA	2,532,644
71,200	Storebrand ASA	591,684

Shares	Common Stock (86.8%)	Value

Norway (2.2%) - continued
501,000	STX OSV Holdings, Ltd.	$636,642
72,949	Tomra Systems ASA	659,605
9,558	Yara International ASA	545,955

	Total Norway	6,458,460

Philippines (0.4%)
1,400,000	Ayala Land, Inc.	559,402
379,966	Bank of the Philippine Islands	538,353

	Total Philippines	1,097,755

Poland (0.2%)
12,500	Bank Pekao SA	714,526

	Total Poland	714,526

Portugal (0.6%)
1,165,932	Banco Comercial Portugues SAa	537,813
218,400	Banco Espirito Santo SA	826,525
28,574	Jeronimo Martins SGPS SA	559,137

	Total Portugal	1,923,475

Russia (0.4%)
19,500	LUKOIL ADR	1,296,717

	Total Russia	1,296,717

Singapore (1.2%)
159,775	Keppel Corporation, Ltd.	1,468,508
455,000	Midas Holding, Ltd.	214,784
53,000	Oversea-Chinese Banking Corporation, Ltd.	437,112
283,000	Raffles Medical Group, Ltd.	576,647
99,000	SembCorp Industries, Ltd.	416,160
417,000	Super Group, Ltd.	498,800

	Total Singapore	3,612,011

South Africa (0.6%)
29,890	Massmart Holdings, Ltd.	645,347
104,000	Truworths International, Ltd.	1,126,368

	Total South Africa	1,771,715

South Korea (2.4%)
13,399	BS Financial Group, Inc.[a]	206,520
1,773	E-Mart Company, Ltd.[a]	462,463
7,609	Fila Korea, Ltd.	642,378
3,800	POSCO	1,678,363
3,200	Samsung Electronics Company, Ltd.	1,705,433
626	Shinsegae Company, Ltd.	194,753
2,690	SK Telecom Company, Ltd.	374,322
72,399	SK Telecom Company, Ltd. ADR	1,152,592
12,784	Technosemichem Company, Ltd.	594,813

	Total South Korea	7,011,637

Spain (1.5%)
171,677	Banco Bilbao Vizcaya Argentaria SA	1,798,402
146,947	Banco Popular Espanol SA	759,103
55,600	Indra Sistemas SA	1,102,109
24,064	Repsol YPF SA	758,979

	Total Spain	4,418,593

Sweden (1.7%)
28,113	Atlas Copco AB	663,453
12,332	Elekta AB	567,520

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (86.8%)	Value

Sweden (1.7%) - continued
15,715	Hoganas AB	$619,514
26,353	JM AB	510,458
30,541	Nordea Bank AB	324,834
46,457	Swedbank AB	813,510
47,108	Telefonaktiebolaget LM Ericsson	591,707
64,258	Volvo AB	1,036,067

	Total Sweden	5,127,063

Switzerland (6.6%)
22,031	ABB, Ltd.[a]	527,644
26,850	Adecco SAa	1,613,375
6,356	Aryzta AG	347,090
1,980	Bucher Industries AG	412,552
1,984	Burckhardt Compression Holding AG	567,347
13,369	Compagnie Financiere Richemont SA	863,374
48,200	Credit Suisse Group[a]	1,732,799
387	Forbo Holding AGa	278,995
974	Galenica AG	658,860
1,282	Givaudan SAa	1,403,672
23,010	Holcim, Ltd.[a]	1,577,590
7,656	Huber & Suhner AG	474,569
1,184	Kaba Holding AG	489,940
36,202	Nestle SA	2,305,977
31,950	Novartis AG	1,958,477
16,593	Roche Holding AG	2,977,356
160	Zehnder Group AG	508,195
3,650	Zurich Financial Services AGa	867,924

	Total Switzerland	19,565,736

Taiwan (0.7%)
209,000	Taiwan Mobile Company, Ltd.	575,342
622,362	Taiwan Semiconductor Manufacturing Company, Ltd.	1,546,662

	Total Taiwan	2,122,004

Thailand (1.7%)
86,825	Bangkok Bank pcl	513,216
155,000	PTT Exploration & Production pcl	953,025
164,850	PTT pcl	1,910,567
77,400	Siam Cement pcl	1,136,844
127,600	Siam Commercial Bank pcl	539,387

	Total Thailand	5,053,039

Turkey (0.7%)
262,258	Akbank TAS	1,140,017
21,000	BIM Birlesik Magazalar AS	714,751
68,000	Turkiye Garanti Bankasi AS	298,376

	Total Turkey	2,153,144

United Kingdom (12.0%)
216,301	Aegis Group plc	548,741
5,959	Anglo American plc	282,064
4,857	AstraZeneca plc	236,002
58,010	Babcock International Group plc	640,748
438,186	BAE Systems plc	2,181,578
69,479	BG Group plc	1,638,117
28,545	BHP Billiton plc	1,066,328
44,321	British American Tobacco plc	2,045,968
140,001	BT Group plc	460,542
27,075	Burberry Group plc	661,924
144,515	Carillion plc	867,968
20,920	Croda International plc	651,174

Shares	Common Stock (86.8%)	Value

United Kingdom (12.0%) - continued
33,121	Drax Group plc	$290,385
90,289	Halma plc	598,780
160,090	HSBC Holdings plc	1,560,798
34,350	HSBC Holdings plc ADR	1,678,684
18,887	IMI plc	324,173
29,609	Imperial Tobacco Group plc	1,024,986
55,394	Inchcape plc	352,887
196,228	Intermediate Capital Group plc	854,745
99,933	Kingfisher plc	412,724
21,982	Land Securities Group plc	307,153
160,388	Legal & General Group plc	293,895
48,250	Pearson plc	925,898
47,699	Prudential plc	537,303
20,389	Rio Tinto plc	1,439,272
24,705	Rotork plc	640,862
8,139	Royal Dutch Shell plc	298,022
24,307	SABMiller plc	908,053
533	SABMiller plc	19,972
30,651	Scottish & Southern Energy plc	656,752
34,493	Shire plc	1,197,239
16,868	Spirax-Sarco Engineering plc	518,395
270,370	Spirent plc	578,065
39,854	Standard Chartered plc	1,015,263
28,987	Tate & Lyle plc	288,904
293,750	Tesco plc	1,845,195
24,392	Ultra Electronics Holdings plc	629,820
17,535	Unilever plc	559,741
715,800	Vodafone Group plc	2,007,342
162,096	William Morrison Supermarkets plc	772,138
172,000	WPP plc	1,949,428

	Total United Kingdom	35,768,028

United States (0.2%)
8,932	iShares MSCI EAFE Index Fund	523,862

	Total United States	523,862

	Total Common Stock (cost $228,316,029)	257,746,106

Principal Amount	Long-Term Fixed Income (9.9%)	Value

Argentina (0.3%)
	Argentina Government International Bond
246,504	7.820%, 12/31/2033[b]	259,469
272,452	7.820%, 12/31/2033[b]	286,781
150,000	Zero Coupon, 12/15/2035	27,000
1,420,000	Zero Coupon, 12/15/2035[b]	305,058
50,000	2.260%, 12/31/2038[b,c]	24,616

	Total Argentina	902,924

Belarus (0.1%)
	Belarus Government International Bond
276,000	8.750%, 8/3/2015	244,260

	Total Belarus	244,260

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value

Belize (<0.1%)
	Belize Government International Bond
$70,000	6.000%, 2/20/2029[c]	$45,500

	Total Belize	45,500

Brazil (0.4%)
	BFF International, Ltd.
100,000	7.250%, 1/28/2020	111,250
	Brazil Government International Bond
580,000	4.875%, 1/22/2021	633,070
20,000	8.250%, 1/20/2034	28,250
20,000	7.125%, 1/20/2037	25,650
150,000	5.625%, 1/7/2041	160,313
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[d,e,f]	10

	Total Brazil	958,543

Bulgaria (0.1%)
	Bulgaria Government International Bond
140,000	8.250%, 1/15/2015	162,260

	Total Bulgaria	162,260

Canada (0.1%)
	PTTEP Canada International Finance, Ltd.
200,000	5.692%, 4/5/2021[d]	206,520

	Total Canada	206,520

Cayman Islands (0.2%)
	Country Garden Holdings Company
300,000	2.500%, 2/22/2013[g]	52,717
	Evergrande Real Estate Group, Ltd.
1,000,000	7.500%, 1/19/2014[g]	146,651
	Petrobras International Finance Company
30,000	5.750%, 1/20/2020	32,896
300,000	5.375%, 1/27/2021	319,531
	TGI International, Ltd.
130,000	9.500%, 10/3/2017	144,950

	Total Cayman Islands	696,745

Chile (0.3%)
	AES Gener SA
70,000	5.250%, 8/15/2021[d]	69,942
	Banco Central de Chile
105,000,000	6.000%, 5/1/2015[h]	232,955
	Banco del Estado de Chile
100,000	4.125%, 10/7/2020	100,162
100,000	4.125%, 10/7/2020[d]	100,162
	Chile Government International Bond
100,000	3.875%, 8/5/2020	102,107
	Corporacion Nacional del Cobre de Chile - Codelco
100,000	7.500%, 1/15/2019	125,634
100,000	3.750%, 11/4/2020[d]	99,585
110,000	6.150%, 10/24/2036	125,647

Principal Amount	Long-Term Fixed Income (9.9%)	Value

Chile (0.3%) - continued
	E-CL SA
$120,000	5.625%, 1/15/2021[d]	$128,833

	Total Chile	1,085,027

China (<0.1%)
	Sinochem Overseas Capital Company, Ltd.
70,000	6.300%, 11/12/2040[d]	72,704

	Total China	72,704

Colombia (0.9%)
	Colombia Government International Bond
20,000	8.250%, 12/22/2014	24,180
600,000	7.375%, 1/27/2017	739,199
540,000	7.375%, 3/18/2019	683,640
250,000	4.375%, 7/12/2021	257,250
50,000	8.125%, 5/21/2024	67,625
500,000	7.375%, 9/18/2037	643,750
100,000	6.125%, 1/18/2041	111,500

	Total Colombia	2,527,144

Costa Rica (<0.1%)
	Costa Rica Government International Bond
53,000	9.995%, 8/1/2020	72,875

	Total Costa Rica	72,875

Croatia (0.1%)
	Croatia Government International Bond
120,000	6.625%, 7/14/2020	124,650
200,000	6.375%, 3/24/2021[d]	202,760

	Total Croatia	327,410

Dominican Republic (0.1%)
	Dominican Republic Government International Bond
87,438	9.040%, 1/23/2018	99,242
140,000	7.500%, 5/6/2021	147,350
100,000	8.625%, 4/20/2027	111,500

	Total Dominican Republic	358,092

El Salvador (0.1%)
	El Salvador Government International Bond
180,000	7.650%, 6/15/2035	189,900

	Total El Salvador	189,900

Gabon (0.1%)
	Gabon Government International Bond
135,000	8.200%, 12/12/2017	158,119

	Total Gabon	158,119

Georgia (0.1%)
	Georgia Government International Bond
200,000	6.875%, 4/12/2021[d]	206,000

	Total Georgia	206,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value

Ghana (<0.1%)
	Ghana Government International Bond
$100,000	8.500%, 10/4/2017	$113,250

	Total Ghana	113,250

Hungary (0.2%)
	Hungary Government International Bond
440,000	6.375%, 3/29/2021	457,050
90,000	7.625%, 3/29/2041	95,963

	Total Hungary	553,013

Iceland (0.1%)
	Iceland Government International Bond
400,000	4.875%, 6/16/2016[d]	402,596

	Total Iceland	402,596

Indonesia (0.8%)
	Indonesia Government International Bond
100,000	6.750%, 3/10/2014	111,625
300,000	6.875%, 1/17/2018	356,250
470,000	11.625%, 3/4/2019	706,174
230,000	5.875%, 3/13/2020	261,625
200,000	4.875%, 5/5/2021[d]	210,500
190,000	8.500%, 10/12/2035	265,288
500,000	7.750%, 1/17/2038	652,500

	Total Indonesia	2,563,962

Iraq (0.1%)
	Iraq Government International Bond
250,000	5.800%, 1/15/2028	227,188

	Total Iraq	227,188

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
567,000	2.500%, 12/31/2032[e]	304,763

	Total Ivory Coast	304,763

Kazakhstan (0.2%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
100,000	6.250%, 5/20/2015	106,380
	KazMunayGas National Company
340,000	11.750%, 1/23/2015	422,450
200,000	6.375%, 4/9/2021[d]	213,500

	Total Kazakhstan	742,330

Lebanon (0.1%)
	Lebanon Government International Bond
60,000	9.000%, 3/20/2017	70,950
149,500	4.000%, 12/31/2017	144,641
185,000	6.375%, 3/9/2020	193,788
10,000	8.250%, 4/12/2021	11,700

	Total Lebanon	421,079

Principal Amount	Long-Term Fixed Income (9.9%)	Value

Lithuania (0.1%)
	Lithuania Government International Bond
$350,000	6.125%, 3/9/2021[d]	$373,188

	Total Lithuania	373,188

Luxembourg (0.3%)
	Alrosa Finance SA
200,000	7.750%, 11/3/2020	219,250
	Gazprom Via Gaz Capital SA
170,000	9.250%, 4/23/2019	218,025
	Gazprom Via Gazprom International, Ltd.
82,803	7.201%, 2/1/2020	91,704
	TNK-BP Finance SA
180,000	7.875%, 3/13/2018	207,900
100,000	7.250%, 2/2/2020	111,500

	Total Luxembourg	848,379

Malaysia (0.1%)
	Petronas Capital, Ltd.
120,000	5.250%, 8/12/2019	131,226
	Wakala Global Sukuk Bhd
290,000	4.646%, 7/6/2021[d]	296,388

	Total Malaysia	427,614

Mexico (0.5%)
	Mexico Government International Bond
30,000	7.500%, 1/14/2012	30,885
20,000	5.875%, 1/15/2014	22,160
10,000	6.625%, 3/3/2015	11,615
130,000	5.950%, 3/19/2019	150,475
30,000	8.300%, 8/15/2031	41,895
250,000	6.750%, 9/27/2034	300,625
1,641,600	8.500%, 11/18/2038[i]	151,728
40,000	6.050%, 1/11/2040	44,100
70,000	5.750%, 10/12/2110	67,025
	Pemex Project Funding Master Trust
350,000	6.625%, 6/15/2035	381,433
	Petroleos Mexicanos
60,000	8.000%, 5/3/2019	75,156
150,000	5.500%, 1/21/2021[d]	160,050

	Total Mexico	1,437,147

Netherlands (0.1%)
	VimpelCom Holdings BV
200,000	7.504%, 3/1/2022[d]	200,000

	Total Netherlands	200,000

Nigeria (0.1%)
	Nigeria Government International Bond
200,000	6.750%, 1/28/2021	212,760

	Total Nigeria	212,760

Pakistan (<0.1%)
	Pakistan Government International Bond
100,000	6.875%, 6/1/2017	84,000

	Total Pakistan	84,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value

Panama (0.1%)
	Panama Government International Bond
$12,000	7.250%, 3/15/2015	$14,178
81,000	8.875%, 9/30/2027	117,248
160,000	9.375%, 4/1/2029	241,600

	Total Panama	373,026

Peru (0.2%)
	Peru Government International Bond
80,000	7.125%, 3/30/2019	99,500
200,000	7.350%, 7/21/2025	254,000
125,000	8.750%, 11/21/2033	179,063

	Total Peru	532,563

Philippines (0.5%)
	Energy Development Corporation
100,000	6.500%, 1/20/2021	105,038
	Philippines Government International Bond
50,000	9.500%, 10/21/2024	71,940
284,000	9.500%, 2/2/2030	424,580
752,000	6.375%, 10/23/2034	866,680

	Total Philippines	1,468,238

Qatar (0.2%)
	Qatar Government International Bond
270,000	4.000%, 1/20/2015	286,875
	Ras Laffan Liquefied Natural Gas Company, Ltd. II
276,510	5.298%, 9/30/2020	297,248

	Total Qatar	584,123

Russia (0.9%)
	Russia Government International Bond
200,000	3.625%, 4/29/2015	206,000
1,656,475	7.500%, 3/31/2030	1,979,487

	Total Russia	2,185,487

Serbia (<0.1%)
	Serbia Government International Bond
135,000	6.750%, 11/1/2024	135,675

	Total Serbia	135,675

South Africa (0.4%)
	Peermont Global Proprietary, Ltd.
170,000	7.750%, 4/30/2014[b]	206,423
	South Africa Government International Bond
910,000	7.250%, 1/15/2020[j]	128,174
2,905,000	6.750%, 3/31/2021[j]	388,751
2,640,000	10.500%, 12/21/2026[j]	462,425

	Total South Africa	1,185,773

Principal Amount	Long-Term Fixed Income (9.9%)	Value

South Korea (<0.1%)
	South Korea Government International Bond
$100,000	7.125%, 4/16/2019	$122,744

	Total South Korea	122,744

Turkey (0.5%)
	Akbank TAS
210,000	5.125%, 7/22/2015	209,475
	Turkey Government International Bond
972,000	5.625%, 3/30/2021	1,027,889
	Turkiye Garanti Bankasi AS
200,000	6.250%, 4/20/2021[d]	194,000

	Total Turkey	1,431,364

Ukraine (0.4%)
	Ukraine Government International Bond
430,000	6.250%, 6/17/2016[d]	434,300
100,000	6.580%, 11/21/2016	102,875
340,000	7.750%, 9/23/2020	355,300
400,000	7.950%, 2/23/2021[d]	422,000

	Total Ukraine	1,314,475

United Arab Emirates (<0.1%)
	Dolphin Energy, Ltd.
88,360	5.888%, 6/15/2019	96,312

	Total United Arab Emirates	96,312

United States (0.2%)
	Cemex Finance, LLC
150,000	9.500%, 12/14/2016	145,125
	HSBC Bank USA
290,000	5.910%, 8/15/2040[f,k]	390,811

	Total United States	535,936

Uruguay (0.2%)
	Uruguay Government International Bond
140,000	8.000%, 11/18/2022	182,350
272,000	7.625%, 3/21/2036	348,160

	Total Uruguay	530,510

Venezuela (0.6%)
	Petroleos de Venezuela SA
108,400	5.250%, 4/12/2017	69,810
280,000	8.500%, 11/2/2017[d]	212,800
300,000	5.375%, 4/12/2027	155,700
10,000	5.500%, 4/12/2037	4,975
	Venezuela Government International Bond
80,000	13.625%, 8/15/2018	80,200
30,000	13.625%, 8/15/2018	30,075
150,000	7.750%, 10/13/2019	108,150
292,000	6.000%, 12/9/2020	183,960
430,000	9.000%, 5/7/2023	308,955
460,000	8.250%, 10/13/2024	309,349
320,000	7.650%, 4/21/2025	206,400
40,000	9.250%, 5/7/2028	28,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (9.9%)	Value

Venezuela (0.6%) - continued
$30,000	7.000%, 3/31/2038	$17,550

	Total Venezuela	1,716,164

	Total Long-Term Fixed Income (cost $28,105,717)	29,337,682

Principal Amount	Short-Term Investments (0.2%)[l]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
400,000	0.160%, 8/29/2011[m,n]	399,948
	U.S. Treasury Bills
200,000	0.227%, 10/20/2011	199,898

	Total Short-Term Investments (at amortized cost)	599,846

	Total Investments (cost $257,021,592) 96.9%	$287,683,634

	Other Assets and Liabilities, Net 3.1%	9,283,609

	Total Net Assets 100.0%	$296,967,243

a	Non-income producing security.
b	Principal amount is displayed in Euros.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2011.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $4,205,838 or 1.4% of total net assets.
e	Defaulted security. Interest is not being accrued.
f	Security is fair valued.
g	Principal amount is displayed in Chinese Yuan.
h	Principal amount is displayed in Chilean Pesos.
i	Principal amount is displayed in Mexican Pesos.
j	Principal amount is displayed in South African Rand.
k	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
n	At July 29, 2011, $399,948 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation) Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$39,472,655
Gross unrealized depreciation	(8,810,613)

Net unrealized appreciation (depreciation)	$30,662,042

Cost for federal income tax purposes	$257,021,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock Communications Services	321,460	–	321,460	–
Consumer Discretionary	40,775,485	–	40,775,485	–
Consumer Staples	23,055,337	1,592,140	21,463,197	–
Energy	21,561,433	4,372,955	17,188,478	–
Financials	45,456,022	4,463,965	40,992,057	–
Health Care	19,136,259	1,653,388	17,482,871	–
Industrials	43,349,835	423,302	42,926,533	–
Information Technology	15,954,415	–	15,954,415	–
Materials	34,623,881	1,889,280	32,734,601	–
Telecommunications Services	10,531,141	1,292,192	9,238,949	–
Utilities	2,980,838	–	2,980,838	–
Long-Term Fixed Income
Basic Materials	642,820	–	642,820	–
Communications Services	200,000	–	200,000	–
Consumer Cyclical	259,140	–	259,140	–
Consumer Non-Cyclical	111,260	–	111,250	10
Energy	3,093,268	–	3,093,268	–
Financials	1,086,062	–	695,251	390,811
Foreign	1,094,146	–	1,094,146	–
Foreign Government	21,980,375	–	21,980,375	–
Transportation	144,950	–	144,950	–
Utilities	725,661	–	725,661	–
Short-Term Investments	599,846	–	599,846	–

Total	$287,683,634	$15,687,222	$271,605,591	$390,821

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	58,279	58,279	–	–
Foreign Currency Forward Contracts	87,035	–	87,035	–

Total Asset Derivatives	$145,314	$58,279	$87,035	$–

Liability Derivatives
Futures Contracts	1,408	1,408	–	–
Foreign Currency Forward Contracts	177,558	–	177,558	–

Total Liability Derivatives	$178,966	$1,408	$177,558	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Partner Worldwide Allocation Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value July 29, 2011
Long-Term Fixed Income
Basic Materials	99,620	–	(35)	–	–	–	(99,585)	–
Consumer Non-Cyclical	–	–	(2,847)	–	–	2,857	–	10
Energy	196,778	–	16,022	–	–	–	(212,800)	–
Financials	338,644	–	52,167	–	–	–	–	390,811

Total	$635,042	$–	$65,307	$–	$–	$2,857	($312,385)	$390,821

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on July 29, 2011 of ($49,925).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	6	September 2011	$1,313,764	$1,319,531	$5,767
5-Yr. U.S. Treasury Bond Futures	(1)	September 2011	(120,037)	(121,445)	(1,408)
10-Yr. U.S. Treasury Bond Futures	18	September 2011	2,233,320	2,262,375	29,055
20-Yr. U.S. Treasury Bond Futures	4	September 2011	497,095	512,500	15,405
Mini MSCI EAFE Index Futures	23	September 2011	1,912,103	1,920,155	8,052
Total Futures Contracts					$56,871

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Chinese Yuan	ML	1,004,328	10/25/2011	$156,000	$156,091	$91
Chinese Yuan	BB	1,995,677	9/30/2011	309,000	310,132	1,132
Chinese Yuan	MSC	3,250,000	5/9/2012	510,645	507,848	(2,797)
Chinese Yuan	CITI	3,270,264	5/9/2012	514,031	511,015	(3,016)
Chinese Yuan	HSBC	5,244,750	9/30/2011 - 5/9/2012	818,844	817,836	(1,008)
Colombian Peso	JPM	272,981,349	8/8/2011	155,000	153,516	(1,484)
Euro	HSBC	106,131	9/21/2011	150,228	152,272	2,044
Euro	CITI	281,000	9/21/2011	403,361	403,168	(193)
Euro	UBS	364,383	9/21/2011	514,228	522,803	8,575
Euro	RBS	107,000	9/21/2011	155,120	153,519	(1,601)
Euro	SSB	408,585	8/1/2011 - 8/3/2011	587,555	587,130	(425)
Hong Kong Dollar	SSB	3,123,044	8/1/2011 - 8/2/2011	400,851	400,708	(143)
Hungarian Forint	BB	53,456,281	9/21/2011	282,362	283,297	935
Hungarian Forint	UBS	15,003,450	9/21/2011	78,209	79,512	1,303
Hungarian Forint	JPM	28,597,100	9/21/2011	155,970	151,553	(4,417)
Indian Rupee	BB	6,988,020	10/18/2011	156,000	155,858	(142)
Indian Rupee	RBC	3,480,360	10/18/2011	78,000	77,625	(375)
Indian Rupee	DB	13,486,085	10/18/2011	299,851	300,789	938
Israeli Shekel	DB	1,063,490	9/21/2011	312,000	310,187	(1,813)
Israeli Shekel	CITI	266,967	9/21/2011	77,000	77,866	866
Israeli Shekel	JPM	1,579,817	9/21/2011	466,256	460,783	(5,473)
Japanese Yen	SSB	7,502,612	8/1/2011 - 8/3/2011	97,234	97,455	221
Malaysian Ringgit	CITI	1,493,660	10/18/2011	495,973	500,447	4,474
Malaysian Ringgit	DB	1,028,078	10/18/2011	340,085	344,455	4,370
Mexican Peso	HSBC	1,815,583	9/21/2011	154,000	153,914	(86)
Mexican Peso	BB	6,681,333	9/30/2011	570,542	565,922	(4,620)
Mexican Peso	CITI	1,847,538	9/21/2011	154,000	156,623	2,623
Peruvian Nuevo Sol	CITI	855,250	8/12/2011	311,000	312,127	1,127
Philippines Peso	HSBC	3,234,314	10/18/2011	74,912	76,247	1,335
Polish Zloty	MSC	847,868	9/21/2011	312,141	303,244	(8,897)
Polish Zloty	JPM	856,251	9/21/2011	312,820	306,243	(6,577)
Russian Ruble	CITI	2,182,050	10/18/2011	78,000	78,277	277
Russian Ruble	CSFB	8,765,535	10/18/2011	311,000	314,447	3,447
Singapore Dollar	HSBC	380,580	9/21/2011	310,000	316,188	6,188
South African Rand	MSC	1,575,197	9/21/2011	233,000	234,104	1,104
South African Rand	HSBC	1,053,117	9/21/2011	155,000	156,513	1,513
South African Rand	CITI	1,629,327	9/21/2011	237,952	242,148	4,196
South Korea Won	JPM	157,197,363	10/18/2011	148,299	148,733	434
South Korea Won	RBS	330,570,399	10/18/2011	308,915	312,771	3,856
South Korea Won	CITI	332,521,199	10/18/2011	311,000	314,616	3,616
South Korea Won	BB	173,844,886	10/18/2011	164,043	164,484	441
Taiwan Dollar	BB	13,416,784	10/18/2011	466,493	466,109	(384)
Thai Baht	SSB	163,166	8/1/2011	5,490	5,471	(19)
Turkish Lira	HSBC	254,405	9/21/2011	155,000	149,095	(5,905)
Turkish Lira	MSC	52,080	9/21/2011	31,000	30,522	(478)
Turkish Lira	JPM	253,270	9/21/2011	155,000	148,431	(6,569)
Turkish Lira	DB	1,511	9/21/2011	935	885	(50)
Total Purchases				$12,474,345	$12,472,979	($1,366)

Sales
Brazilian Real	UBS	614,062	9/1/2011 - 10/18/2011	$386,345	$390,573	($4,228)
Canadian Dollar	SSB	406	8/2/2011	426	425	1
Chilean Peso	BB	105,140,914	10/18/2011	223,243	227,711	(4,468)
Chinese Yuan	BB	5,902,345	5/9/2012	922,999	922,305	694
Chinese Yuan	RBS	3,763,611	5/9/2012	589,353	588,105	1,248
Chinese Yuan	CITI	1,437,339	8/22/2011	222,000	223,238	(1,238)
Euro	MSC	431,000	9/21/2011	619,645	618,382	1,263
Euro	CITI	689,305	9/21/2011	993,762	988,988	4,774
Euro	SSB	13,116	8/1/2011	18,709	18,848	(139)
Euro	UBS	55,000	9/21/2011	78,209	78,912	(703)
Euro	JPM	511,953	9/1/2011	735,371	734,951	420
Euro	SSB	215,000	9/21/2011	297,863	308,474	(10,611)
Euro	BB	346,000	9/21/2011	492,767	496,427	(3,660)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

Partner Worldwide Allocation Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Hong Kong Dollar	SSB	253,318	8/1/2011	$32,506	$32,503	$3
Hungarian Forint	HSBC	28,657,441	9/21/2011	150,228	151,873	(1,645)
Hungarian Forint	UBS	21,436,459	9/21/2011	114,090	113,605	485
Hungarian Forint	SSB	28,210,280	9/21/2011	148,000	149,503	(1,503)
Hungarian Forint	BB	18,544,713	8/23/2011	99,569	98,615	954
Indian Rupee	DB	7,042,060	10/18/2011	158,000	157,064	936
Israeli Shekel	MSC	1,352,485	9/21/2011	389,000	394,478	(5,478)
Japanese Yen	SSB	17,108,571	8/1/2011 - 8/2/2011	219,726	222,233	(2,507)
Malaysian Ringgit	CITI	465,674	10/18/2011	157,000	156,023	977
Mexican Peso	CITI	1,840,079	9/21/2011	157,000	155,991	1,009
Mexican Peso	HSBC	3,671,790	9/21/2011	311,000	311,272	(272)
Mexican Peso	JPM	1,066,330	9/21/2011	89,625	90,397	(772)
Polish Zloty	MSC	568,609	9/21/2011	201,000	203,366	(2,366)
Polish Zloty	UBS	1,156,398	9/21/2011	400,138	413,591	(13,453)
Singapore Dollar	BB	385,147	9/21/2011	310,000	319,983	(9,983)
Singapore Dollar	SSB	236,247	8/2/2011	196,451	196,202	249
South African Rand	HSBC	5,572,403	9/2/2011 - 9/21/2011	813,357	829,490	(16,133)
South African Rand	CITI	1,314,202	9/21/2011	187,000	195,315	(8,315)
South African Rand	DB	539,037	9/21/2011	78,000	80,111	(2,111)
South African Rand	RBC	2,154,092	9/21/2011	309,000	320,138	(11,138)
South African Rand	BB	281,976	9/2/2011	40,870	42,007	(1,137)
South Korea Won	DB	335,556,001	10/18/2011	312,000	317,488	(5,488)
South Korea Won	CSFB	165,587,901	9/1/2011	157,000	156,946	54
Swiss Franc	SSB	158,846	8/4/2011	201,415	201,812	(397)
Turkish Lira	MSC	259,456	9/21/2011	156,000	152,056	3,944
Turkish Lira	DB	252,093	9/21/2011	149,317	147,740	1,577
Total Sales				$11,117,984	$11,207,141	($89,157)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($90,523)

Counterparty
BB	-	Barclays Bank
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
ML	-	Merrill Lynch
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

Partner International Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Australia (5.6%)
47,272	Ansell, Ltd.	$725,313
62,507	Australia & New Zealand Banking Group, Ltd.	1,428,652
234,448	BHP Billiton, Ltd.	10,719,654
200,860	Brambles, Ltd.	1,524,908
288,763	Challenger, Ltd.	1,550,146
26,013	Flight Centre, Ltd.	613,567
131,372	Fortescue Metals Group, Ltd.	910,050
136,281	GrainCorp, Ltd.	1,174,295
103,566	Iluka Resources, Ltd.	2,018,860
351,109	Mount Gibson Iron, Ltd.[a]	693,000
39,684	Rio Tinto, Ltd.	3,476,616

	Total Australia	24,835,061

Austria (0.3%)
326,998	IMMOFINANZ AGa	1,261,050

	Total Austria	1,261,050

Belgium (0.9%)
51,574	Anheuser-Busch InBev NV	2,968,495
18,533	Bekaert SA	1,122,593

	Total Belgium	4,091,088

Brazil (0.4%)
49,900	Petroleo Brasileiro SA ADR	1,695,103

	Total Brazil	1,695,103

Canada (5.8%)
18,841	Agrium, Inc.	1,648,661
56,341	Barrick Gold Corporation	2,685,853
210,557	Bombardier, Inc.	1,273,699
65,044	Brookfield Asset Management, Inc.	2,049,005
11,600	Canadian National Railway Company	869,727
61,739	CGI Group, Inc.[a]	1,327,179
30,518	Finning International, Inc.	875,137
38,794	Goldcorp, Inc.	1,855,047
15,528	Open Text Corporation[a]	1,048,038
48,644	Potash Corporation of Saskatchewan, Inc.	2,808,166
31,026	Saputo, Inc.	1,453,076
28,039	Shoppers Drug Mart Corporation	1,177,315
95,765	Suncor Energy, Inc.	3,670,240
19,505	Tim Hortons, Inc.	935,954
40,840	Trican Well Service, Ltd.	1,068,978
88,352	Yamana Gold, Inc.	1,150,287

	Total Canada	25,896,362

China (0.7%)
6,571,100	Bank of China, Ltd.	3,024,436

	Total China	3,024,436

Denmark (0.7%)
24,388	Novo Nordisk AS	2,983,132

	Total Denmark	2,983,132

Finland (1.2%)
29,963	Kesko Oyj	1,162,749
128,150	Neste Oil Oyj	1,673,868
44,383	Sampo Oyj	1,351,937

Shares	Common Stock (98.7%)	Value
Finland (1.2%) - continued
66,569	UPM-Kymmene Oyj	$1,037,430

	Total Finland	5,225,984

France (7.5%)
251,550	AXA SA	4,706,504
78,850	Cap Gemini SA	3,880,510
10,146	Christian Dior SA	1,621,675
52,978	Compagnie de Saint-Gobain	3,061,610
37,202	Faurecia	1,435,097
24,383	Ingenico	1,027,642
31,441	Safran SA	1,307,036
16,744	Schneider Electric SA	2,419,901
110,856	Total SA	5,991,943
36,845	Vinci SA	2,135,358
191,020	Vivendi SA	4,568,312
11,935	Wendel SA	1,371,367

	Total France	33,526,955

Germany (6.1%)
18,805	BASF SE	1,698,406
25,567	Bayerische Motoren Werke AG	2,556,138
445,100	Commerzbank AGa	1,691,943
96,108	Daimler AG	6,967,823
58,300	Deutsche Boerse AGa	4,329,564
19,247	Henkel AG & Company KGaA	1,297,664
35,274	Siemens AG	4,508,513
53,125	Suedzucker AG	1,873,261
12,510	Volkswagen AG	2,497,355

	Total Germany	27,420,667

Hong Kong (2.8%)
172,000	CLP Holdings, Ltd.	1,590,659
489,500	Guangzhou Automobile Group Company, Ltd.	589,852
399,950	Hutchison Whampoa, Ltd.	4,658,978
2,478,400	New World Development Company, Ltd.	3,645,256
433,000	SJM Holdings, Ltd.	1,088,895
54,945	Swire Pacific, Ltd.	772,916

	Total Hong Kong	12,346,556

Indonesia (0.5%)
2,278,300	Telekomunikasi Indonesia Tbk PT	1,971,808
12,500	Telekomunikasi Indonesia Tbk PT ADR	436,250

	Total Indonesia	2,408,058

Ireland (0.4%)
24,722	Kerry Group plc	1,021,172
13,195	Paddy Power plc	645,624

	Total Ireland	1,666,796

Israel (0.9%)
89,350	Teva Pharmaceutical Industries, Ltd. ADR	4,167,284

	Total Israel	4,167,284

Italy (2.3%)
98,024	Davide Campari - Milano SPA	808,673
36,109	DiaSorin SPA	1,785,016
184,400	Eni SPA	4,007,435

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

Partner International Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
Italy (2.3%) - continued
3,529,725	Telecom Italia SPA	$3,796,014

	Total Italy	10,397,138

Japan (20.6%)
23,700	Aisin Seiki Company, Ltd.	909,445
187,000	Bank of Yokohama, Ltd.	915,887
227,500	Bridgestone Corporation	5,659,204
61,300	Canon, Inc.	2,955,365
28,900	Capcom Company, Ltd.	757,067
47,000	Daihatsu Motor Company, Ltd.	823,229
206,450	Daiichi Sankyo Company, Ltd.	4,266,262
61,950	Daito Trust Construction Company, Ltd.	5,963,132
898,100	Daiwa Securities Group, Inc.	3,906,337
15,200	Dena Company, Ltd.	756,836
75,700	East Japan Railway Company	4,764,139
28,400	Gree, Inc.	650,327
30,200	Hamamatsu Photonics KK	1,358,961
217,000	Hitachi, Ltd.	1,338,121
17,600	Honda Motor Company, Ltd.	698,297
15,800	Idemitsu Kosan Company, Ltd.	1,834,674
500,000	IHI Corporation	1,347,243
132,600	ITOCHU Corporation	1,529,866
188,000	Kawasaki Heavy Industries, Ltd.	687,829
283	KDDI Corporation	2,102,915
19,500	Kyocera Corporation	2,082,326
28,000	Lawson, Inc.	1,514,793
142,000	Marubeni Corporation	1,065,507
172,000	Mitsubishi Electric Corporation	2,030,983
40,900	Mitsui & Company, Ltd.	770,019
165,250	Mori Seiki Company, Ltd.	2,212,126
145,255	MS and AD Insurance Group Holdings, Inc.	3,630,128
101,700	Namco Bandai Holdings, Inc.	1,286,827
188,800	Nikon Corporation	4,430,833
81,000	Nippon Meat Packers, Inc.	1,126,966
17,000	Nippon Telegraph & Telephone Corporation	840,742
177,000	Nippon Yusen KK	648,073
553,900	Nissan Motor Company, Ltd.	5,894,313
27,000	Pola Orbis Holdings, Inc.	760,232
337,700	Sumitomo Corporation	4,759,273
133,700	Sumitomo Electric Industries, Ltd.	1,995,925
1,383,600	Sumitomo Mitsui Trust Holdings, Inc.	5,096,793
60,600	Sumitomo Rubber Industries, Ltd.	786,663
30,100	Takeda Pharmaceutical Company, Ltd.	1,435,709
300,000	Tokyu Corporation	1,346,990
28,200	Trend Micro, Inc.	882,563
204,400	UNY Company, Ltd.	2,007,450
39,300	West Japan Railway Company	1,672,367
11,880	Yamada Denki Company, Ltd.	951,172

	Total Japan	92,453,909

Netherlands (2.1%)
767,450	Aegon NVa	4,392,187
90,599	Koninklijke DSM NV	5,137,142

	Total Netherlands	9,529,329

Norway (2.3%)
35,148	Cermaq ASA[a]	491,222
38,237	DnB NOR ASA	556,046
36,347	Seadrill, Ltd.	1,265,170

Shares	Common Stock (98.7%)	Value
Norway (2.3%) - continued
266,393	Statoil ASA	$6,565,703
25,031	Yara International ASA	1,429,775

	Total Norway	10,307,916

Portugal (1.1%)
2,982,414	Banco Comercial Portugues SAa,b	1,375,708
551,900	Banco Espirito Santo SAb	2,088,638
75,063	Jeronimo Martins SGPS SA	1,468,836

	Total Portugal	4,933,182

Singapore (1.3%)
403,135	Keppel Corporation, Ltd.	3,705,253
141,000	Oversea-Chinese Banking Corporation, Ltd.	1,162,884
262,000	SembCorp Industries, Ltd.	1,101,353

	Total Singapore	5,969,490

South Korea (1.9%)
9,700	POSCO	4,284,242
12,980	SK Telecom Company, Ltd.	1,806,207
138,250	SK Telecom Company, Ltd. ADR	2,200,940

	Total South Korea	8,291,389

Spain (2.5%)
428,425	Banco Bilbao Vizcaya Argentaria SA	4,487,966
373,617	Banco Popular Espanol SAb	1,930,041
144,500	Indra Sistemas SA	2,864,294
63,174	Repsol YPF SA	1,992,509

	Total Spain	11,274,810

Sweden (2.4%)
74,082	Atlas Copco AB	1,748,296
32,415	Elekta AB	1,491,742
81,706	Nordea Bank AB	869,026
121,186	Swedbank AB	2,122,092
123,374	Telefonaktiebolaget LM Ericsson	1,549,658
168,853	Volvo AB	2,722,510

	Total Sweden	10,503,324

Switzerland (9.8%)
58,135	ABB, Ltd.[a]	1,392,337
62,600	Adecco SAa	3,761,535
16,729	Aryzta AG	913,542
35,653	Compagnie Financiere Richemont SA	2,302,479
120,350	Credit Suisse Group[a]	4,326,606
1,009	Forbo Holding AGa	727,407
2,541	Galenica AG	1,718,853
3,301	Givaudan SAa	3,614,291
58,035	Holcim, Ltd.[a]	3,978,941
103,850	Nestle SA	6,614,985
79,250	Novartis AG	4,857,881
41,717	Roche Holding AG	7,485,470
9,050	Zurich Financial Services AGa	2,151,975

	Total Switzerland	43,846,302

Thailand (1.4%)
233,025	Bangkok Bank pcl	1,377,392
416,000	PTT pcl	4,821,329

	Total Thailand	6,198,721

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

Partner International Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (98.7%)	Value
United Kingdom (17.2%)
15,573	Anglo American plc	$737,133
12,868	AstraZeneca plc	625,258
1,106,348	BAE Systems plc	5,508,131
185,096	BG Group plc	4,364,036
76,315	BHP Billiton plc	2,850,826
116,191	British American Tobacco plc	5,363,667
387,241	BT Group plc	1,273,853
71,221	Burberry Group plc	1,741,197
149,108	Carillion plc	895,554
55,263	Croda International plc	1,720,165
86,133	Drax Group plc	755,162
421,294	HSBC Holdings plc	4,107,409
85,750	HSBC Holdings plc ADR	4,190,602
50,120	IMI plc	860,251
79,142	Imperial Tobacco Group plc	2,739,688
144,057	Inchcape plc	917,713
241,928	Intermediate Capital Group plc	1,053,809
262,556	Kingfisher plc	1,084,358
57,763	Land Securities Group plc	807,118
422,606	Legal & General Group plc	774,385
121,450	Pearson plc	2,330,576
124,848	Prudential plc	1,406,343
54,550	Rio Tinto plc	3,850,718
21,315	Royal Dutch Shell plc	780,482
63,872	SABMiller plc	2,386,110
79,709	Scottish & Southern Energy plc	1,707,908
90,810	Shire plc	3,151,980
76,136	Tate & Lyle plc	758,823
728,750	Tesco plc	4,577,655
46,858	Unilever plc	1,495,772
1,800,587	Vodafone Group plc	5,049,446
426,657	William Morrison Supermarkets plc	2,032,364
434,000	WPP plc	4,918,904

	Total United Kingdom	76,817,396

	Total Common Stock (cost $402,727,491)	441,071,438

Shares	Collateral Held for Securities Loaned (0.8%)	Value
3,532,609	Thrivent Financial Securities Lending Trust	3,532,609

	Total Collateral Held for Securities Loaned (cost $3,532,609)	3,532,609

Principal Amount	Short-Term Investments (0.9%)[c]	Value
	Windmill Funding Corporation
4,000,000	0.150%, 8/1/2011[d]	3,999,967

	Total Short-Term Investments (at amortized cost)	3,999,967

	Total Investments (cost $410,260,067) 100.4%	$448,604,014

	Other Assets and Liabilities, Net (0.4%)	(1,985,384)

	Total Net Assets 100.0%	$446,618,630

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$59,025,126
Gross unrealized depreciation	(20,681,179)

Net unrealized appreciation (depreciation)	$38,343,947

Cost for federal income tax purposes	$410,260,067

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

Partner International Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Partner International Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Services	840,742	–	840,742	–
Consumer Discretionary	67,424,678	–	67,424,678	–
Consumer Staples	46,367,311	–	46,367,311	–
Energy	34,648,336	1,695,103	32,953,233	–
Financials	77,223,204	4,190,602	73,032,602	–
Health Care	33,968,587	4,167,284	29,801,303	–
Industrials	69,742,665	–	69,742,665	–
Information Technology	23,171,749	–	23,171,749	–
Materials	64,646,813	–	64,646,813	–
Telecommunications Services	18,637,433	2,637,190	16,000,243	–
Utilities	4,399,920	–	4,399,920	–
Collateral Held for Securities Loaned	3,532,609	3,532,609	–	–
Short-Term Investments	3,999,967	–	3,999,967	–
Total	$448,604,014	$16,222,788	$432,381,226	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Foreign Currency Forward Contracts	2,189	–	2,189	–
Total Asset Derivatives	$2,189	$–	$2,189	$–

Liability Derivatives
Foreign Currency Forward Contracts	19,435	–	19,435	–
Total Liability Derivatives	$19,435	$–	$19,435	$–

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Euro	SSB	868,947	8/2/2011 - 8/3/2011	$1,249,939	$1,248,664	($1,275)
Hong Kong Dollar	SSB	393,329	8/2/2011	50,478	50,467	(11)
Total Purchases				$1,300,417	$1,299,131	($1,286)

Sales
Australian Dollar	SSB	144,054	8/3/2011	$158,835	$158,253	$582
British Pound	SSB	233,800	8/2/2011	381,766	383,777	(2,011)
Canadian Dollar	SSB	181,648	8/3/2011	191,005	190,105	900
Danish Krone	SSB	114,729	8/2/2011	22,025	22,127	(102)
Euro	SSB	249,856	8/1/2011 - 8/2/2011	357,596	359,042	(1,446)
Hong Kong Dollar	SSB	866,683	8/1/2011	111,218	111,202	16
Japanese Yen	SSB	70,389,311	8/1/2011 - 8/2/2011	904,026	914,324	(10,298)
Norwegian Krone	SSB	205,014	8/2/2011	37,888	38,076	(188)
Singapore Dollar	SSB	20,062	8/2/2011	16,697	16,662	35
Swedish Krona	SSB	490,601	8/2/2011	77,432	77,979	(547)
Swiss Franc	SSB	465,232	8/3/2011 - 8/4/2011	588,171	591,072	(2,901)
Total Sales				$2,846,659	$2,862,619	($15,960)

Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($17,246)

Counterparty
SSB	-	State Street Bank

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

Partner International Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner International Stock Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Thrivent Financial Securities Lending Trust	$19,253,447	$118,745,775	$134,466,613	3,532,609	$3,532,609	$329,817
Total Value and Income Earned	19,253,447				3,532,609	329,817

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

Large Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (99.3%)	Value

Consumer Discretionary (15.6%)
42,041	Amazon.com, Inc.[a]	$9,354,963
53,100	Best Buy Company, Inc.[b]	1,465,560
86,935	Carnival Corporation	2,894,935
95,000	Comcast Corporation	2,281,900
77,500	Darden Restaurants, Inc.	3,937,000
74,980	Discovery Communications, Inc.[a]	2,984,204
442,171	Ford Motor Company[a]	5,398,908
205,000	Interpublic Group of Companies, Inc.	2,011,050
41,950	Johnson Controls, Inc.	1,550,053
18,904	Kohl’s Corporation	1,034,238
51,000	Las Vegas Sands Corporation[a]	2,406,180
57,100	Macy’s, Inc.	1,648,477
19,900	NIKE, Inc.	1,793,985
48,500	Nordstrom, Inc.	2,432,760
67,356	OfficeMax, Inc.[a]	476,880
4,970	Priceline.com, Inc.[a]	2,672,121
45,559	PVH Corporation	3,259,746
28,300	Viacom, Inc.	1,370,286
95,700	Walt Disney Company	3,695,934
7,906	Warnaco Group, Inc.[a]	421,390

	Total Consumer Discretionary	53,090,570

Consumer Staples (2.7%)
81,260	Anheuser-Busch InBev NV ADR	4,678,951
47,560	Avon Products, Inc.	1,247,499
25,700	PepsiCo, Inc.	1,645,828
22,780	Philip Morris International, Inc.	1,621,252

	Total Consumer Staples	9,193,530

Energy (11.5%)
45,121	Apache Corporation	5,582,370
62,550	Arch Coal, Inc.	1,601,280
44,471	Baker Hughes, Inc.	3,441,166
77,210	ENSCO International plc ADR	4,111,433
23,128	Forest Oil Corporation[a]	601,328
40,701	Occidental Petroleum Corporation	3,996,024
78,464	Peabody Energy Corporation	4,509,326
21,200	Pioneer Natural Resources Company	1,971,388
70,789	Schlumberger, Ltd.	6,397,202
26,550	Suncor Energy, Inc.	1,014,741
282,050	Weatherford International, Ltd.[a]	6,182,536

	Total Energy	39,408,794

Financials (6.6%)
20,200	BlackRock, Inc.	3,604,892
28,700	Capital One Financial Corporation	1,371,860
48,570	Citigroup, Inc.	1,862,174
3,100	CME Group, Inc.	896,489
77,800	E*TRADE Financial Corporation[a]	1,235,464
15,769	IntercontinentalExchange, Inc.[a]	1,944,318
120,289	J.P. Morgan Chase & Company	4,865,690
58,317	Jefferies Group, Inc.	1,102,774
73,600	Lincoln National Corporation	1,950,400
20,300	T. Rowe Price Group, Inc.	1,153,040
94,750	Wells Fargo & Company	2,647,315

	Total Financials	22,634,416

Health Care (9.3%)
28,069	Allergan, Inc.	2,282,290

Shares	Common Stock (99.3%)	Value

Health Care (9.3%) - continued
36,200	Amgen, Inc.[a]	$1,980,140
124,657	Boston Scientific Corporation[a]	892,544
42,240	Celgene Corporation[a]	2,504,832
20,350	CIGNA Corporation	1,012,820
42,400	Dendreon Corporation[a]	1,564,560
62,800	Express Scripts, Inc.[a]	3,407,528
48,969	McKesson Corporation	3,972,365
179,989	Mylan, Inc.[a]	4,100,149
11,050	St. Jude Medical, Inc.	513,825
32,750	Stryker Corporation	1,779,635
104,397	Thermo Fisher Scientific, Inc.[a]	6,273,216
20,950	Watson Pharmaceuticals, Inc.[a]	1,406,374

	Total Health Care	31,690,278

Industrials (9.8%)
70,300	Boeing Company	4,954,041
21,150	Canadian Pacific Railway, Ltd.	1,350,639
51,350	Caterpillar, Inc.	5,072,867
32,000	Cummins, Inc.	3,356,160
65,370	Emerson Electric Company	3,209,013
21,050	FedEx Corporation	1,828,824
33,951	Fluor Corporation	2,156,907
105,900	General Electric Company	1,896,669
10,700	Joy Global, Inc.	1,004,944
46,978	McDermott International, Inc.[a]	947,546
14,350	Norfolk Southern Corporation	1,086,295
19,200	Precision Castparts Corporation[c]	3,098,496
33,179	United Continental Holdings, Inc.[a]	601,204
34,300	United Technologies Corporation	2,841,412

	Total Industrials	33,405,017

Information Technology (35.6%)
59,736	Akamai Technologies, Inc.[a]	1,446,806
34,000	Amdocs, Ltd.[a]	1,072,020
77,802	Apple, Inc.[a]	30,380,125
17,000	Baidu.com, Inc. ADR[a]	2,670,190
163,100	Broadcom Corporation[a]	6,046,117
54,748	Cognizant Technology Solutions Corporation[a]	3,825,243
75,400	eBay, Inc.[a]	2,469,350
21,600	Electronic Arts, Inc.[a]	480,600
331,706	EMC Corporation[a]	8,650,892
47,677	F5 Networks, Inc.[a]	4,456,846
26,103	Google, Inc.[a]	15,758,120
100,400	Juniper Networks, Inc.[a]	2,348,356
30,000	KLA-Tencor Corporation	1,194,600
115,700	Micron Technology, Inc.[a]	852,709
114,600	Microsoft Corporation	3,140,040
19,600	NetApp, Inc.[a]	931,392
141,700	NXP Semiconductors NVa	2,802,826
382,064	Oracle Corporation	11,683,517
182,150	QUALCOMM, Inc.	9,978,177
31,238	Salesforce.com, Inc.[a]	4,520,451
88,800	Symantec Corporation[a]	1,692,528
49,400	VMware, Inc.[a]	4,956,796

	Total Information Technology	121,357,701

Materials (5.5%)
30,675	CF Industries Holdings, Inc.	4,764,441
6,000	Cliffs Natural Resources, Inc.	538,920
33,150	E.I. du Pont de Nemours and Company	1,704,573

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

Large Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (99.3%)	Value

Materials (5.5%) - continued
134,944	Freeport-McMoRan Copper & Gold, Inc.	$7,146,634
37,900	Monsanto Company	2,784,892
24,350	Mosaic Company	1,722,032

	Total Materials	18,661,492

Telecommunications Services (2.7%)
44,900	Crown Castle International Corporation[a]	1,948,660
151,200	NII Holdings, Inc.[a]	6,403,320
234,300	Sprint Nextel Corporation[a]	991,089

	Total Telecommunications Services	9,343,069

	Total Common Stock (cost $313,197,346)	338,784,867

Shares	Collateral Held for Securities Loaned (0.4%)	Value

1,513,350	Thrivent Financial Securities Lending Trust	1,513,350

	Total Collateral Held for Securities Loaned (cost $1,513,350)	1,513,350

Principal Amount	Short-Term Investments (1.3%)[d]	Value

	Windmill Funding Corporation
4,350,000	0.150%, 8/1/2011[e]	4,349,964

	Total Short-Term Investments (at amortized cost)	4,349,964

	Total Investments (cost $319,060,660) 101.0%	$344,648,181

	Other Assets and Liabilities, Net (1.0%)	(3,303,617)

	Total Net Assets 100.0%	$341,344,564

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security was earmarked to cover written options.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$37,441,465
Gross unrealized depreciation	(11,853,944)

Net unrealized appreciation (depreciation)	$25,587,521

Cost for federal income tax purposes	$319,060,660

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

Large Cap Growth Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	53,090,570	53,090,570	–	–
Consumer Staples	9,193,530	9,193,530	–	–
Energy	39,408,794	39,408,794	–	–
Financials	22,634,416	22,634,416	–	–
Health Care	31,690,278	31,690,278	–	–
Industrials	33,405,017	33,405,017	–	–
Information Technology	121,357,701	121,357,701	–	–
Materials	18,661,492	18,661,492	–	–
Telecommunications Services	9,343,069	9,343,069	–	–
Collateral Held for Securities Loaned	1,513,350	1,513,350	–	–
Short-Term Investments	4,349,964	–	4,349,964	–

Total	$344,648,181	$340,298,217	$4,349,964	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Call Options Written	17,401	17,401	–	–

Total Asset Derivatives	$17,401	$17,401	$–	$–

Liability Derivatives
Call Options Written	5,420	5,420	–	–

Total Liability Derivatives	$5,420	$5,420	$–	$–

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)

Amazon.com, Inc.	65	$230.00	July 2011	($130)	$10,966
Amazon.com, Inc.	22	235 .00	July 2011	(44)	2,233
Baidu.com, Inc. ADR	38	170 .00	July 2011	(76)	4,202
Precision Castparts Corporation	26	165 .00	August 2011	(8,840)	(5,420)
Total Call Options Written				($9,090)	$11,981

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011

Thrivent Financial Securities Lending Trust	$2,018,813	$49,299,437	$49,804,900	1,513,350	$1,513,350	$13,568
Total Value and Income Earned	2,018,813				1,513,350	13,568

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

Large Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (98.0%)	Value

Consumer Discretionary (8.0%)
74,466	Carnival Corporation	$2,479,718
101,700	CBS Corporation	2,783,529
237,271	Lowe’s Companies, Inc.	5,120,308
252,848	Macy’s, Inc.	7,299,722
65,846	Omnicom Group, Inc.	3,089,494
139,260	Time Warner Cable, Inc.	10,209,151
125,120	Viacom, Inc.	6,058,310
164,617	Walt Disney Company	6,357,509

	Total Consumer Discretionary	43,397,741

Consumer Staples (9.2%)
227,780	Altria Group, Inc.	5,990,614
135,493	Diageo plc ADR	11,007,451
368,426	Kraft Foods, Inc.	12,666,486
174,797	Philip Morris International, Inc.	12,440,303
179,540	Sysco Corporation	5,492,129
78,603	Unilever NV ADR	2,553,025

	Total Consumer Staples	50,150,008

Energy (14.5%)
86,914	Apache Corporation	10,753,000
171,473	Baker Hughes, Inc.	13,268,581
87,394	BP plc ADR	3,971,183
179,059	Chevron Corporation	18,625,717
213,088	ConocoPhillips	15,340,205
160,432	ENSCO International plc ADR	8,543,004
37,106	Exxon Mobil Corporation	2,960,688
54,947	Occidental Petroleum Corporation	5,394,697

	Total Energy	78,857,075

Financials (22.6%)
173,007	ACE, Ltd.	11,588,009
77,340	Allstate Corporation	2,143,865
111,020	Aon Corporation	5,342,282
119,383	Capital One Financial Corporation	5,706,507
114,933	Citigroup, Inc.	4,406,531
49,524	Goldman Sachs Group, Inc.	6,684,254
529,773	J.P. Morgan Chase & Company	21,429,318
440,730	KKR & Company, LP	6,456,695
125,149	MetLife, Inc.	5,157,390
274,300	Principal Financial Group, Inc.	7,578,909
153,670	State Street Corporation	6,372,695
122,053	SVB Financial Group[a]	7,447,674
75,036	Travelers Companies, Inc.	4,136,735
451,617	Unum Group	11,014,939
67,880	Vanguard REIT ETF[b]	4,143,395
487,085	Wells Fargo & Company	13,609,155

	Total Financials	123,218,353

Health Care (11.5%)
109,220	Baxter International, Inc.	6,353,327
52,904	C.R. Bard, Inc.	5,220,567
187,996	Covidien plc	9,548,317
177,739	HCA Holdings, Inc.[a]	4,742,076
85,412	Johnson & Johnson	5,533,843
832,520	Pfizer, Inc.	16,017,685
182,013	UnitedHealth Group, Inc.	9,033,305
98,081	Zimmer Holdings, Inc.[a]	5,886,822

	Total Health Care	62,335,942

Shares	Common Stock (98.0%)	Value

Industrials (12.4%)
58,258	Caterpillar, Inc.	$5,755,308
830,342	General Electric Company	14,871,425
206,730	Harsco Corporation	5,666,469
121,046	Honeywell International, Inc.	6,427,543
62,710	Parker Hannifin Corporation	4,955,344
102,894	SPX Corporation	7,741,745
234,004	Textron, Inc.[b]	5,412,513
115,992	United Technologies Corporation	9,608,777
139,141	WESCO International, Inc.[a]	7,053,057

	Total Industrials	67,492,181

Information Technology (8.0%)
103,740	Avnet, Inc.[a]	3,039,582
416,274	Corning, Inc.	6,622,919
73,279	International Business Machines Corporation	13,325,786
297,291	Microsoft Corporation	8,145,774
90,473	Oracle Corporation	2,766,664
110,165	TE Connectivity, Ltd.	3,792,981
188,773	Xilinx, Inc.	6,059,613

	Total Information Technology	43,753,319

Materials (4.7%)
158,888	Dow Chemical Company	5,540,424
300,161	E.I. du Pont de Nemours and Company	15,434,279
71,751	Sigma-Aldrich Corporation	4,814,492

	Total Materials	25,789,195

Telecommunications Services (3.8%)
266,893	AT&T, Inc.	7,809,289
356,109	Verizon Communications, Inc.	12,567,087

	Total Telecommunications Services	20,376,376

Utilities (3.3%)
213,900	Exelon Corporation	9,426,573
432,730	NiSource, Inc.	8,710,855

	Total Utilities	18,137,428

	Total Common Stock (cost $471,228,398)	533,507,618

Shares	Collateral Held for Securities Loaned (0.8%)	Value

4,208,550	Thrivent Financial Securities Lending Trust	4,208,550

	Total Collateral Held for Securities Loaned (cost $4,208,550)	4,208,550

Principal Amount	Short-Term Investments (3.5%)[c]	Value

	Alliancebernstein
14,090,000	0.130%, 8/1/2011	14,089,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

Large Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Short-Term Investments (3.5%)[c]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.010%, 8/17/2011[d]	$4,999,975

	Total Short-Term Investments (at amortized cost)	19,089,873

	Total Investments (cost $494,526,821) 102.3%	$556,806,041

	Other Assets and Liabilities, Net (2.3%)	(12,379,582)

	Total Net Assets 100.0%	$544,426,459

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$75,094,775
Gross unrealized depreciation	(12,815,555)

Net unrealized appreciation (depreciation)	$62,279,220

Cost for federal income tax purposes	$494,526,821

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	43,397,741	43,397,741	–	–
Consumer Staples	50,150,008	50,150,008	–	–
Energy	78,857,075	78,857,075	–	–
Financials	123,218,353	123,218,353	–	–
Health Care	62,335,942	62,335,942	–	–
Industrials	67,492,181	67,492,181	–	–
Information Technology	43,753,319	43,753,319	–	–
Materials	25,789,195	25,789,195	–	–
Telecommunications Services	20,376,376	20,376,376	–	–
Utilities	18,137,428	18,137,428	–	–
Collateral Held for Securities Loaned	4,208,550	4,208,550	–	–
Short-Term Investments	19,089,873	–	19,089,873	–

Total	$556,806,041	$537,716,168	$19,089,873	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

Large Cap Value Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Thrivent Financial Securities Lending Trust	$17,426,288	$117,807,864	$131,025,602	4,208,550	$4,208,550	$10,229
Total Value and Income Earned	17,426,288				4,208,550	10,229

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

Large Cap Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (95.9%)	Value

Consumer Discretionary (10.2%)
103,000	Amazon.com, Inc.[a]	$22,919,560
236,133	Carnival Corporation	7,863,229
143,480	CBS Corporation	3,927,048
296,800	Darden Restaurants, Inc.	15,077,440
346,180	Discovery Communications, Inc.[a]	13,777,964
1,566,359	Ford Motor Company[a]	19,125,243
346,300	Lowe’s Companies, Inc.	7,473,154
381,800	Macy’s, Inc.	11,022,566
210,000	McDonald’s Corporation	18,160,800
97,650	Omnicom Group, Inc.	4,581,738
254,035	PVH Corporation	18,176,204
204,350	Time Warner Cable, Inc.	14,980,898
176,530	Viacom, Inc.	8,547,583
232,250	Walt Disney Company	8,969,495

	Total Consumer Discretionary	174,602,922

Consumer Staples (6.6%)
946,790	Altria Group, Inc.	24,900,577
353,158	Anheuser-Busch InBev NV ADR[b]	20,334,838
191,170	Diageo plc ADR	15,530,651
529,197	Kraft Foods, Inc.	18,193,793
367,849	Philip Morris International, Inc.	26,179,813
253,350	Sysco Corporation	7,749,976

	Total Consumer Staples	112,889,648

Energy (12.7%)
288,491	Apache Corporation	35,692,106
392,695	Baker Hughes, Inc.	30,386,739
126,140	BP plc ADR	5,731,802
285,200	Chevron Corporation	29,666,504
311,460	ConocoPhillips	22,422,005
484,831	ENSCO International plc ADR	25,817,251
77,190	Occidental Petroleum Corporation	7,578,514
407,646	Peabody Energy Corporation	23,427,416
130,089	Schlumberger, Ltd.	11,756,143
1,152,400	Weatherford International, Ltd.[a]	25,260,608

	Total Energy	217,739,088

Financials (13.5%)
242,940	ACE, Ltd.	16,272,121
351,620	Aon Corporation	16,919,954
97,100	BlackRock, Inc.	17,328,466
174,470	Capital One Financial Corporation	8,339,666
165,956	Citigroup, Inc.	6,362,753
73,520	Goldman Sachs Group, Inc.	9,922,995
1,460,234	J.P. Morgan Chase & Company	59,066,465
619,150	KKR & Company, LP	9,070,548
184,680	MetLife, Inc.	7,610,663
405,263	Principal Financial Group, Inc.	11,197,417
219,210	State Street Corporation	9,090,639
172,210	SVB Financial Group[a]	10,508,254
663,090	Unum Group	16,172,765
96,050	Vanguard REIT ETF[b]	5,862,892
979,260	Wells Fargo & Company	27,360,524

	Total Financials	231,086,122

Health Care (11.3%)
157,110	Baxter International, Inc.	9,139,089
74,310	C.R. Bard, Inc.[c]	7,332,911
78,850	Celgene Corporation[a]	4,675,805
275,370	Covidien plc	13,986,042

Shares	Common Stock (95.9%)	Value

Health Care (11.3%) - continued
476,800	Eli Lilly and Company	$18,261,440
255,070	HCA Holdings, Inc.[a]	6,805,268
123,600	Johnson & Johnson	8,008,044
257,787	McKesson Corporation	20,911,681
1,028,650	Mylan, Inc.[a]	23,432,647
1,578,613	Pfizer, Inc.	30,372,514
482,600	Thermo Fisher Scientific, Inc.[a]	28,999,434
261,820	UnitedHealth Group, Inc.	12,994,127
143,650	Zimmer Holdings, Inc.[a]	8,621,873

	Total Health Care	193,540,875

Industrials (9.6%)
282,000	Boeing Company	19,872,540
244,350	Caterpillar, Inc.	24,139,336
296,900	Emerson Electric Company	14,574,821
245,000	General Dynamics Corporation	16,694,300
1,167,050	General Electric Company	20,901,865
291,880	Harsco Corporation	8,000,431
178,130	Honeywell International, Inc.	9,458,703
89,690	Parker Hannifin Corporation	7,087,304
145,294	SPX Corporation	10,931,921
334,000	Textron, Inc.[b]	7,725,420
163,000	United Technologies Corporation	13,502,920
209,590	WESCO International, Inc.[a]	10,624,117

	Total Industrials	163,513,678

Information Technology (22.6%)
202,662	Akamai Technologies, Inc.[a]	4,908,474
198,478	Apple, Inc.[a]	77,501,689
417,300	Broadcom Corporation[a]	15,469,311
154,138	Cognizant Technology Solutions Corporation[a]	10,769,622
601,120	Corning, Inc.	9,563,819
792,100	EMC Corporation[a]	20,657,968
143,947	F5 Networks, Inc.[a]	13,456,166
75,842	Google, Inc.[a]	45,785,057
500,000	Hewlett-Packard Company	17,580,000
108,190	International Business Machines Corporation	19,674,351
243,500	Juniper Networks, Inc.[a]	5,695,465
441,770	Microsoft Corporation	12,104,498
550,670	NXP Semiconductors NVa	10,892,253
1,661,400	Oracle Corporation	50,805,612
451,150	QUALCOMM, Inc.	24,713,997
80,544	Salesforce.com, Inc.[a,b]	11,655,522
347,600	TE Connectivity, Ltd.	11,967,868
144,850	VMware, Inc.[a]	14,534,249
277,110	Xilinx, Inc.	8,895,231

	Total Information Technology	386,631,152

Materials (4.5%)
105,176	CF Industries Holdings, Inc.	16,335,937
233,590	Dow Chemical Company	8,145,283
441,241	E.I. du Pont de Nemours and Company	22,688,612
444,450	Freeport-McMoRan Copper & Gold, Inc.	23,538,072
102,671	Sigma-Aldrich Corporation	6,889,224

	Total Materials	77,597,128

Telecommunications Services (3.4%)
391,630	AT&T, Inc.	11,459,094
657,250	NII Holdings, Inc.[a]	27,834,538

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

Large Cap Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (95.9%)	Value

Telecommunications Services (3.4%) - continued
511,204	Verizon Communications, Inc.	$18,040,389

	Total Telecommunications Services	57,334,021

Utilities (1.5%)
301,230	Exelon Corporation	13,275,206
609,370	NiSource, Inc.	12,266,618

	Total Utilities	25,541,824

	Total Common Stock (cost $1,449,037,318)	1,640,476,458

Shares	Collateral Held for Securities Loaned (1.1%)	Value

19,361,100	Thrivent Financial Securities Lending Trust	19,361,100

	Total Collateral Held for Securities Loaned (cost $19,361,100)	19,361,100

Principal Amount	Short-Term Investments (4.8%)[d]	Value

	BNP Paribas Finance, Inc.
8,000,000	0.200%, 8/5/2011[e]	7,999,733
	Ciesco, LLC
10,000,000	0.110%, 8/5/2011[e]	9,999,837
	Federal Home Loan Mortgage Corporation Discount Notes
1,600,000	0.138%, 8/29/2011[e,f]	1,599,819
2,300,000	0.060%, 9/6/2011[e,f]	2,299,854
	Federal National Mortgage Association Discount Notes
10,000,000	0.010%, 8/8/2011[e]	9,999,975
	U.S. Treasury Notes
13,000,000	0.060%, 8/4/2011	12,999,864
	World Bank Discount Notes
37,500,000	0.150%, 8/4/2011	37,499,219

	Total Short-Term Investments (at amortized cost)	82,398,301

	Total Investments (cost $1,550,796,719) 101.8%	$1,742,235,859

	Other Assets and Liabilities, Net (1.8%)	(31,059,000)

	Total Net Assets 100.0%	$1,711,176,859

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	All or a portion of the security was earmarked to cover written options.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
f	At July 29, 2011, $3,899,673 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$233,958,964
Gross unrealized depreciation	(42,519,824)

Net unrealized appreciation (depreciation)	$191,439,140

Cost for federal income tax purposes	$1,550,796,719

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

Large Cap Stock Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	174,602,922	174,602,922	–	–
Consumer Staples	112,889,648	112,889,648	–	–
Energy	217,739,088	217,739,088	–	–
Financials	231,086,122	231,086,122	–	–
Health Care	193,540,875	193,540,875	–	–
Industrials	163,513,678	163,513,678	–	–
Information Technology	386,631,152	386,631,152	–	–
Materials	77,597,128	77,597,128	–	–
Telecommunications Services	57,334,021	57,334,021	–	–
Utilities	25,541,824	25,541,824	–	–
Collateral Held for Securities Loaned	19,361,100	19,361,100	–	–
Short-Term Investments	82,398,301	–	82,398,301	–

Total	$1,742,235,859	$1,659,837,558	$82,398,301	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	486,171	486,171	–	–

Total Asset Derivatives	$486,171	$486,171	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Futures	69	September 2011	$21,738,729	$22,224,900	$486,171
Total Futures Contracts					$486,171

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	75	$1,365.00	September 2011	($27,938)	$–
Total Call Options Written				($27,938)	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
Thrivent Financial Securities Lending Trust	$67,901,380	$451,003,003	$499,543,283	19,361,100	$19,361,100	$118,341
Total Value and Income Earned	67,901,380				19,361,100	118,341

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

Balanced Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Common Stock (64.1%)	Value

Consumer Discretionary (7.5%)
7,300	AutoZone, Inc.[a]	$2,083,785
53,524	Carnival Corporation	1,782,349
83,468	Comcast Corporation	2,004,902
14,400	Darden Restaurants, Inc.	731,520
49,000	Discovery Communications, Inc.[a]	1,950,200
11,586	Dollar Tree, Inc.[a]	767,341
32,951	Foot Locker, Inc.	716,025
92,129	Lowe’s Companies, Inc.	1,988,144
70,678	Pier 1 Imports, Inc.[a]	776,751
15,517	Signet Jewelers, Ltd.[a]	664,748
52,009	Walt Disney Company	2,008,588

	Total Consumer Discretionary	15,474,353

Consumer Staples (6.5%)
154,444	Altria Group, Inc.	4,061,877
42,629	Anheuser-Busch InBev NV ADR	2,454,578
28,236	British American Tobacco plc ADR[b]	2,581,335
20,749	Corn Products International, Inc.	1,055,916
119,944	Diageo plc	2,439,833
9,100	Diamond Foods, Inc.[b]	651,469

	Total Consumer Staples	13,245,008

Energy (9.7%)
16,131	Alpha Natural Resources, Inc.[a]	688,955
28,000	Anadarko Petroleum Corporation	2,311,680
17,111	Apache Corporation	2,116,973
26,800	Arch Coal, Inc.	686,080
29,058	Baker Hughes, Inc.	2,248,508
47,677	BP plc ADR	2,166,443
39,505	ENSCO International plc ADR	2,103,641
10,766	Oil States International, Inc.[a]	868,816
33,198	Patriot Coal Corporation[a]	627,774
34,625	Peabody Energy Corporation	1,989,899
57,991	Petroleum Geo-Services ASA[a]	940,495
103,000	Weatherford International, Ltd.[a]	2,257,760
14,424	Whiting Petroleum Corporation[a]	845,247

	Total Energy	19,852,271

Financials (9.0%)
17,600	Aon Corporation	846,912
10,296	BlackRock, Inc.	1,837,424
38,263	Capital One Financial Corporation	1,828,971
15,687	Franklin Resources, Inc.	1,991,622
48,000	J.P. Morgan Chase & Company	1,941,600
20,281	Lazard, Ltd.	681,442
96,420	Morgan Stanley	2,145,345
55,305	Ocwen Financial Corporation[a]	712,881
302,497	Popular, Inc.[a]	725,993
74,230	Principal Financial Group, Inc.	2,050,975
35,994	Prudential Financial, Inc.	2,112,128
29,336	Texas Capital Bancshares, Inc.[a]	801,753
32,825	Zions Bancorporation[b]	718,867

	Total Financials	18,395,913

Health Care (7.9%)
23,189	Biogen Idec, Inc.[a]	2,362,263
12,231	Covance, Inc.[a]	700,225
44,162	Covidien plc	2,242,988
19,457	Dendreon Corporation[a]	717,963
12,300	Hospira, Inc.[a]	628,776
28,311	McKesson Corporation	2,296,588

Shares	Common Stock (64.1%)	Value

Health Care (7.9%) - continued
110,677	Pfizer, Inc.	$2,129,426
12,700	Teva Pharmaceutical Industries, Ltd. ADR	592,328
45,488	UnitedHealth Group, Inc.	2,257,570
11,383	Varian Medical Systems, Inc.[a]	714,397
8,000	Waters Corporation[a]	703,120
11,748	Watson Pharmaceuticals, Inc.[a]	788,643

	Total Health Care	16,134,287

Industrials (7.5%)
19,810	BE Aerospace, Inc.[a]	788,438
28,389	Boeing Company	2,000,573
30,800	Caterpillar, Inc.	3,042,732
23,988	EMCOR Group, Inc.[a]	669,745
23,405	FTI Consulting, Inc.[a]	849,367
18,634	Jacobs Engineering Group, Inc.[a]	729,335
53,703	Manitowoc Company, Inc.	751,305
16,488	Manpower, Inc.	832,974
28,409	Parker Hannifin Corporation	2,244,879
27,867	Republic Services, Inc.	808,979
9,887	SPX Corporation	743,898
22,286	United Technologies Corporation	1,846,172

	Total Industrials	15,308,397

Information Technology (12.0%)
35,033	Accenture plc	2,071,852
23,170	Akamai Technologies, Inc.[a]	561,177
5,869	Apple, Inc.[a]	2,291,727
53,488	Atmel Corporation[a]	647,205
121,291	Brocade Communications[a]	664,675
12,427	CommVault Systems, Inc.[a]	481,173
73,989	EMC Corporation[a]	1,929,633
6,821	Equinix, Inc.[a]	712,590
90,300	Micron Technology, Inc.[a]	665,511
60,618	Oracle Corporation	1,853,699
22,999	Plexus Corporation[a]	678,701
29,070	Polycom, Inc.[a]	785,762
31,100	Quest Software, Inc.[a]	590,278
15,500	Red Hat, Inc.[a]	652,240
55,733	TE Connectivity, Ltd.	1,918,887
48,811	Teradyne, Inc.[a]	658,460
60,933	Texas Instruments, Inc.	1,812,757
20,630	VMware, Inc.[a]	2,070,014
57,671	Xilinx, Inc.	1,851,239
128,678	Yahoo!, Inc.[a]	1,685,682

	Total Information Technology	24,583,262

Materials (1.3%)
67,596	International Paper Company	2,007,601
6,265	Walter Energy, Inc.	767,901

	Total Materials	2,775,502

Utilities (2.7%)
68,726	Calpine Corporation[a,b]	1,116,797
40,691	Dominion Resources, Inc.	1,971,479
34,004	NextEra Energy, Inc.	1,878,721
18,158	Southwest Gas Corporation	677,112

	Total Utilities	5,644,109

	Total Common Stock (cost $121,398,761)	131,413,102

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

Balanced Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (36.8%)	Value

Asset-Backed Securities (1.8%)
	Carrington Mortgage Loan Trust
$150,000	0.337%, 8/25/2036[c]	$47,280
	Countrywide Asset-Backed Certificates
203,045	5.549%, 8/25/2021[d]	190,346
	First Horizon ABS Trust
484,186	0.317%, 10/25/2026[c,d]	387,983
	GMAC Mortgage Corporation Loan Trust
575,506	0.367%, 8/25/2035[c,d]	369,589
530,536	0.367%, 12/25/2036[c,d]	342,425
	Goldman Sachs Alternative Mortgage Products Trust
208,900	0.267%, 8/25/2036[c]	191,845
	Green Tree Financial Corporation
266,751	6.330%, 11/1/2029	272,947
	Popular ABS Mortgage Pass- Through Trust
250,000	5.297%, 11/25/2035	211,349
	Renaissance Home Equity Loan Trust
1,233,566	5.608%, 5/25/2036	883,130
500,000	5.285%, 1/25/2037	352,085
	Wachovia Asset Securitization, Inc.
657,508	0.327%, 7/25/2037[c,d,e]	496,321

	Total Asset-Backed Securities	3,745,300

Basic Materials (0.7%)
	Alcoa, Inc.
250,000	5.400%, 4/15/2021	259,875
	ArcelorMittal
250,000	6.125%, 6/1/2018	275,131
200,000	5.250%, 8/5/2020	203,691
	Dow Chemical Company
200,000	4.250%, 11/15/2020	204,881
	Gold Fields Orogen Holding BVI, Ltd.
200,000	4.875%, 10/7/2020[f]	194,000
	Noble Group, Ltd.
300,000	6.750%, 1/29/2020[f]	315,750

	Total Basic Materials	1,453,328

Capital Goods (0.5%)
	Boeing Capital Corporation
200,000	2.125%, 8/15/2016	201,305
	Danaher Corporation
200,000	2.300%, 6/23/2016	204,394
	Hutchinson Whampoa Finance, Ltd.
250,000	5.750%, 9/11/2019[f]	274,522
	Republic Services, Inc.
100,000	5.000%, 3/1/2020	109,301
200,000	5.250%, 11/15/2021	217,848
	Textron, Inc.
100,000	7.250%, 10/1/2019	120,108

	Total Capital Goods	1,127,478

Collateralized Mortgage Obligations (1.1%)
	Banc of America Mortgage Securities, Inc.
661,960	3.185%, 9/25/2035	531,641

Principal Amount	Long-Term Fixed Income (36.8%)	Value

Collateralized Mortgage Obligations (1.1%) - continued
	Bear Stearns Mortgage Funding Trust
$146,885	0.467%, 8/25/2036[c]	$43,703
	HomeBanc Mortgage Trust
502,912	2.236%, 4/25/2037	302,817
	J.P. Morgan Alternative Loan Trust
510,266	2.699%, 3/25/2036	328,758
	J.P. Morgan Mortgage Trust
50,172	5.610%, 6/25/2036	49,639
	Merrill Lynch Mortgage Investors, Inc.
635,840	2.622%, 6/25/2035	536,211
	Thornburg Mortgage Securities Trust
331,620	0.297%, 11/25/2046[c]	328,277

	Total Collateralized Mortgage Obligations	2,121,046

Commercial Mortgage-Backed Securities (3.4%)
	Banc of America Commercial Mortgage, Inc.
150,000	5.657%, 4/10/2049	138,577
	Bear Stearns Commercial Mortgage Securities, Inc.
250,000	5.613%, 6/11/2050	256,639
1,075,064	0.337%, 3/15/2022[c,e]	1,039,483
293,340	4.487%, 2/11/2041	300,795
	Citigroup/Deutsche Bank Commercial Mortgage
250,000	5.322%, 12/11/2049	263,873
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.317%, 12/15/2020[c,e]	927,559
750,000	0.367%, 6/15/2022[c,e]	683,034
	Credit Suisse Mortgage Capital Certificates
1,116,293	0.357%, 10/15/2021[c,f]	1,062,915
	Government National Mortgage Association
621,398	3.214%, 1/16/2040	649,342
	GS Mortgage Securities Corporation II
1,000,000	1.317%, 3/6/2020[c,f]	984,099
	Morgan Stanley Capital, Inc.
197,000	5.406%, 3/15/2044	185,042
	Wachovia Bank Commercial Mortgage Trust
375,000	5.765%, 7/15/2045	411,905
	WaMu Commercial Mortgage Securities Trust
37,074	3.830%, 1/25/2035[f]	37,230

	Total Commercial Mortgage- Backed Securities	6,940,493

Communications Services (1.0%)
	American Tower Corporation
200,000	5.050%, 9/1/2020	205,817
	CBS Corporation
200,000	8.875%, 5/15/2019	260,687

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

Balanced Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (36.8%)	Value

Communications Services (1.0%) - continued
	Crown Castle Towers, LLC
$200,000	4.883%, 8/15/2020[f]	$206,387
	Discovery Communications, LLC
200,000	4.375%, 6/15/2021	206,174
	Frontier Communications Corporation
120,000	6.250%, 1/15/2013	124,800
	News America, Inc.
125,000	6.400%, 12/15/2035	127,523
	Qwest Communications International, Inc.
150,000	7.125%, 4/1/2018	160,500
	Rogers Communications, Inc.
40,000	8.750%, 5/1/2032	54,564
	SBA Tower Trust
200,000	5.101%, 4/15/2017[f]	207,500
	Telecom Italia Capital SA
200,000	5.250%, 10/1/2015	200,074
	Verizon Communications, Inc.
100,000	8.950%, 3/1/2039	147,963
	Virgin Media Secured Finance plc
100,000	5.250%, 1/15/2021[f]	107,851

	Total Communications Services	2,009,840

Consumer Cyclical (0.6%)
	CVS Caremark Corporation
125,000	6.125%, 9/15/2039	135,973
	Ford Motor Credit Company, LLC
150,000	7.000%, 4/15/2015	164,250
100,000	5.000%, 5/15/2018[b]	100,544
	Harley-Davidson Financial Services, Inc.
250,000	3.875%, 3/15/2016[f]	257,528
	Home Depot, Inc.
250,000	4.400%, 4/1/2021	261,962
	RCI Banque SA
200,000	4.600%, 4/12/2016[f]	208,396

	Total Consumer Cyclical	1,128,653

Consumer Non-Cyclical (0.9%)
	Altria Group, Inc.
200,000	9.700%, 11/10/2018	269,574
	AmerisourceBergen Corporation
200,000	4.875%, 11/15/2019	218,069
	Colgate-Palmolive Company
250,000	2.625%, 5/1/2017	257,685
	Energizer Holdings, Inc.
250,000	4.700%, 5/19/2021[f]	253,850
	HCA, Inc.
150,000	9.250%, 11/15/2016	160,031
200,000	6.500%, 2/15/2020	203,000
	Kraft Foods, Inc.
250,000	5.375%, 2/10/2020	282,053
	Quest Diagnostics, Inc.
250,000	4.700%, 4/1/2021	264,862

	Total Consumer Non-Cyclical	1,909,124

Energy (0.8%)
	BP Capital Markets plc
250,000	4.742%, 3/11/2021	271,669

Principal Amount	Long-Term Fixed Income (36.8%)	Value

Energy (0.8%) - continued
	Cameron International Corporation
$200,000	4.500%, 6/1/2021	$206,523
	CenterPoint Energy Resources Corporation
300,000	6.125%, 11/1/2017	351,368
	Petrobras International Finance Company
200,000	5.375%, 1/27/2021	213,021
	Schlumberger Norge AS
100,000	4.200%, 1/15/2021[f]	104,744
	Transocean, Inc.
200,000	7.375%, 4/15/2018	236,693
	Valero Energy Corporation
200,000	6.125%, 2/1/2020	228,296

	Total Energy	1,612,314

Financials (6.9%)
	Ally Financial, Inc.
100,000	4.500%, 2/11/2014	99,500
	Axis Specialty Finance, LLC
250,000	5.875%, 6/1/2020	264,105
	Banco do Brasil SA
200,000	5.875%, 1/26/2022[f]	202,500
	Bank of America Corporation
100,000	5.875%, 1/5/2021	104,723
	Barclays Bank plc
200,000	2.375%, 1/13/2014	201,779
	Barclays Bank plc, Convertible
500,000	1.000%, 6/25/2017[g]	553,250
	Bear Stearns Companies, LLC
200,000	6.400%, 10/2/2017	230,960
	Blackstone Holdings Finance Company, LLC
150,000	6.625%, 8/15/2019[f]	162,832
	Boston Properties, LP
200,000	4.125%, 5/15/2021	197,485
	Camden Property Trust
200,000	4.625%, 6/15/2021	203,668
	Capital One Capital V
150,000	10.250%, 8/15/2039	158,700
	Capital One Financial Corporation
200,000	2.125%, 7/15/2014	200,941
	Citigroup, Inc.
200,000	6.500%, 8/19/2013	217,375
250,000	1.176%, 4/1/2014[b,c]	247,484
	CNA Financial Corporation
200,000	6.500%, 8/15/2016	227,289
	Cooperative Centrale Raiffeisen- Boerenleenbank BA
300,000	4.750%, 1/15/2020[f]	322,607
	Credit Suisse Securities USA, LLC, Convertible
300,000	1.000%, 4/28/2017[g]	303,120
	Danske Bank AS
250,000	3.875%, 4/14/2016[f]	248,261
	Fairfax Financial Holdings, Ltd.
200,000	5.800%, 5/15/2021[f]	197,731
	Fifth Third Bancorp
50,000	3.625%, 1/25/2016	51,262
200,000	5.450%, 1/15/2017	216,533

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

Balanced Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (36.8%)	Value

Financials (6.9%) - continued
	FUEL Trust
$200,000	3.984%, 6/15/2016[f]	$201,805
	General Electric Capital Corporation
200,000	4.375%, 9/16/2020	203,182
100,000	5.300%, 2/11/2021	106,594
	Goldman Sachs Group, Inc.
500,000	5.250%, 7/27/2021	510,396
	Goldman Sachs Group, Inc., Convertible
21,430	2.600%, 3/16/2012[f,h]	300,106
422	0.500%, 3/30/2012[f,i]	300,634
4,750	0.250%, 11/9/2012[f,j]	126,198
	Health Care REIT, Inc.
200,000	6.125%, 4/15/2020	220,248
	HSBC Holdings plc
250,000	5.100%, 4/5/2021	262,584
165,000	6.500%, 5/2/2036	171,693
	ING Bank NV
200,000	5.000%, 6/9/2021[b,f]	204,945
	International Lease Finance Corporation
100,000	8.625%, 9/15/2015	110,250
	Itau Unibanco Holding SA
100,000	6.200%, 12/21/2021[f]	104,404
	J.P. Morgan Chase & Company
100,000	3.150%, 7/5/2016	101,055
	Jefferies Group, Inc.
250,000	5.125%, 4/13/2018	254,688
	KeyCorp
250,000	5.100%, 3/24/2021	261,555
	Liberty Property, LP
200,000	5.500%, 12/15/2016	221,595
	Marsh & McLennan Companies, Inc.
175,000	4.800%, 7/15/2021	176,748
	Merrill Lynch & Company, Inc.
200,000	6.875%, 4/25/2018	223,808
	Metropolitan Life Global Funding I
250,000	3.650%, 6/14/2018[f]	253,316
	Morgan Stanley
300,000	3.800%, 4/29/2016	302,085
200,000	7.300%, 5/13/2019	229,974
200,000	5.500%, 1/26/2020	207,359
	Nationwide Building Society
200,000	6.250%, 2/25/2020[f]	215,026
	Nordea Eiendomskreditt AS
250,000	1.875%, 4/7/2014[f]	254,437
	PNC Funding Corporation
200,000	5.125%, 2/8/2020	218,164
	Principal Financial Group, Inc.
200,000	8.875%, 5/15/2019	259,357
	Prudential Financial, Inc.
250,000	6.100%, 6/15/2017	287,940
100,000	5.700%, 12/14/2036	100,433
	Rabobank Capital Funding Trust II
101,000	5.260%, 12/29/2049[f,k]	100,928
	Reinsurance Group of America, Inc.
300,000	5.625%, 3/15/2017	329,224

Principal Amount	Long-Term Fixed Income (36.8%)	Value

Financials (6.9%) - continued
	Simon Property Group, LP
$200,000	4.375%, 3/1/2021	$203,473
	SLM Corporation
100,000	6.250%, 1/25/2016	104,640
100,000	8.000%, 3/25/2020	109,565
	Societe Generale SA
250,000	5.200%, 4/15/2021[f]	245,264
	Swiss RE Capital I, LP
275,000	6.854%, 5/29/2049[f,k]	269,617
	Travelers Companies, Inc.
105,000	6.250%, 6/15/2037	116,303
	UnitedHealth Group, Inc.
150,000	6.500%, 6/15/2037	173,606
	USB Capital XIII Trust
200,000	6.625%, 12/15/2039	208,794
	Wachovia Bank NA
285,000	4.875%, 2/1/2015	308,336
	Wachovia Corporation
150,000	5.250%, 8/1/2014	162,281
	WEA Finance, LLC/WT Finance Australia, Pty Ltd.
225,000	6.750%, 9/2/2019[f]	260,570
	Westpac Banking Corporation
250,000	0.976%, 3/31/2014[c,f]	250,282
	Willis North America, Inc.
220,000	6.200%, 3/28/2017	244,046

	Total Financials	14,089,613

Foreign Government (0.7%)
	Bank Nederlandse Gemeenten NV
250,000	4.375%, 2/16/2021[f]	265,820
	Chile Government International Bond
200,000	3.875%, 8/5/2020	204,214
	Corporacion Andina de Fomento
250,000	5.750%, 1/12/2017	278,458
	Mexico Government International Bond
250,000	6.050%, 1/11/2040	275,625
	Poland Government International Bond
250,000	5.125%, 4/21/2021	260,000
	Province of New Brunswick
250,000	2.750%, 6/15/2018	252,325

	Total Foreign Government	1,536,442

Mortgage-Backed Securities (8.1%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
4,250,000	4.000%, 8/1/2026[l]	4,453,205
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
4,125,000	4.500%, 8/1/2041[l]	4,305,469
1,750,000	5.000%, 8/1/2041[l]	1,867,579
5,100,000	5.500%, 8/1/2041[l]	5,526,329
500,000	6.000%, 8/1/2041[l]	549,824

	Total Mortgage-Backed Securities	16,702,406

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

Balanced Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (36.8%)	Value

Technology (0.5%)
	Affiliated Computer Services, Inc.
$200,000	5.200%, 6/1/2015	$220,835
	Hewlett-Packard Company
250,000	4.300%, 6/1/2021	263,668
	Texas Instruments, Inc.
250,000	2.375%, 5/16/2016	256,121
	Xerox Corporation
200,000	4.500%, 5/15/2021	206,010

	Total Technology	946,634

Transportation (0.3%)
	American Airlines Pass Through Trust
93,861	10.375%, 7/2/2019	108,298
	CSX Corporation
200,000	3.700%, 10/30/2020	199,480
	Delta Air Lines, Inc.
98,568	4.950%, 11/23/2019	98,075
	ERAC USA Finance, LLC
200,000	5.250%, 10/1/2020[f]	217,359

	Total Transportation	623,212

U.S. Government and Agencies (7.9%)
	U.S. Treasury Bonds
1,605,000	4.375%, 5/15/2041	1,670,709
	U.S. Treasury Notes
1,500,000	0.625%, 12/31/2012	1,506,621
2,250,000	1.500%, 12/31/2013	2,308,360
400,000	0.750%, 6/15/2014	402,531
100,000	2.375%, 9/30/2014	105,469
4,750,000	2.000%, 1/31/2016	4,927,013
300,000	1.500%, 6/30/2016	302,298
100,000	3.125%, 5/15/2021	102,734
	U.S. Treasury Notes, TIPS
1,202,269	2.500%, 7/15/2016	1,402,147
1,322,262	1.875%, 7/15/2019	1,524,320
1,781,063	1.125%, 1/15/2021	1,918,678

	Total U.S. Government and Agencies	16,170,880

U.S. Municipals (0.1%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
150,000	6.718%, 1/1/2049	175,264

	Total U.S. Municipals	175,264

Utilities (1.5%)
	Cleveland Electric Illuminating Company
245,000	5.700%, 4/1/2017	272,610
	Comision Federal de Electricidad
200,000	4.875%, 5/26/2021[f]	202,740
	Energy Transfer Partners, LP
250,000	4.650%, 6/1/2021	249,917
	Enterprise Products Operating, LLC
200,000	5.200%, 9/1/2020	218,702
	Exelon Generation Company, LLC
145,000	5.750%, 10/1/2041	145,256
	FirstEnergy Solutions Corporation
150,000	4.800%, 2/15/2015	163,251

Principal Amount	Long-Term Fixed Income (36.8%)	Value

Utilities (1.5%) - continued
	ITC Holdings Corporation
$225,000	6.050%, 1/31/2018[f]	$255,224
	MidAmerican Energy Holdings Company
225,000	6.500%, 9/15/2037	265,181
	NiSource Finance Corporation
100,000	6.125%, 3/1/2022	113,707
	ONEOK Partners, LP
200,000	8.625%, 3/1/2019	259,900
	Pennsylvania Electric Company
200,000	5.200%, 4/1/2020	217,366
	Power Receivables Finance, LLC
62,166	6.290%, 1/1/2012[e]	62,221
	Union Electric Company
350,000	6.400%, 6/15/2017	412,780
	Williams Partners, LP
200,000	5.250%, 3/15/2020	218,625

	Total Utilities	3,057,480

	Total Long-Term Fixed Income (cost $74,665,133)	75,349,507

Shares	Mutual Funds (0.9%)	Value

Fixed Income Mutual Funds (0.9%)
366,132	Thrivent High Yield Fund	1,794,047

	Total Fixed Income Mutual Funds	1,794,047

	Total Mutual Funds (cost $1,400,000)	1,794,047

Shares	Preferred Stock (0.1%)	Value

Financials (0.1%)
1,150	Citigroup, Inc., Convertible,
	7.500%	128,973
12,000	Federal National Mortgage Association, 8.250%[a,k]	28,560
4,000	HSBC Holdings plc, 8.000%[k]	109,200

	Total Financials	266,733

	Total Preferred Stock (cost $392,431)	266,733

Shares	Collateral Held for Securities Loaned (2.5%)	Value

5,137,475	Thrivent Financial Securities Lending Trust	5,137,475

	Total Collateral Held for Securities Loaned (cost $5,137,475)	5,137,475

Principal Amount	Short-Term Investments (6.3%)[m]	Value

	Federal Home Loan Bank Discount Notes
11,000,000	0.003%, 8/12/2011[n]	10,999,988
1,500,000	0.035%, 8/19/2011[n]	1,499,971

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

Balanced Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Short-Term Investments (6.3%)[m]	Value

	Federal Home Loan Mortgage Corporation Discount Notes
400,000	0.160%, 8/29/2011[n,o,p]	$399,948

	Total Short-Term Investments (at amortized cost)	12,899,907

	Total Investments (cost $215,893,707) 110.7%	$226,860,771

	Other Assets and Liabilities, Net (10.7%)	(21,948,830)

	Total Net Assets 100.0%	$204,911,941

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
d	All or a portion of the security is insured or guaranteed.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Fund owned as of July 29, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$1,075,064
Commercial Mortgage Pass- Through Certificates	5/2/2007	750,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	1,000,000
Power Receivables Finance, LLC	9/30/2003	62,252
Wachovia Asset Securitization, Inc.	3/16/2007	657,508

f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $9,377,378 or 4.6% of total net assets.
g	Denotes equity-linked structured securities. These securities are linked to the S&P 500 Index.
h	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of RadioShack Corporation.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Kubota Corporation.
j	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
l	Denotes investments purchased on a when-issued or delayed delivery basis.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
o	At July 29, 2011, $299,961 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
p	At July 29, 2011, $99,987 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$17,639,765
Gross unrealized depreciation	(6,672,701)

Net unrealized appreciation (depreciation)	$10,967,064
Cost for federal income tax purposes	$215,893,707

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

Balanced Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Balanced Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Common Stock
Consumer Discretionary	15,474,353	15,474,353	–	–
Consumer Staples	13,245,008	10,805,175	2,439,833	–
Energy	19,852,271	18,911,776	940,495	–
Financials	18,395,913	18,395,913	–	–
Health Care	16,134,287	16,134,287	–	–
Industrials	15,308,397	15,308,397	–	–
Information Technology	24,583,262	24,583,262	–	–
Materials	2,775,502	2,775,502	–	–
Utilities	5,644,109	5,644,109	–	–
Long-Term Fixed Income
Asset-Backed Securities	3,745,300	–	3,745,300	–
Basic Materials	1,453,328	–	1,453,328	–
Capital Goods	1,127,478	–	1,127,478	–
Collateralized Mortgage Obligations	2,121,046	–	2,121,046	–
Commercial Mortgage-Backed Securities	6,940,493	–	6,940,493	–
Communications Services	2,009,840	–	1,802,340	207,500
Consumer Cyclical	1,128,653	–	1,128,653	–
Consumer Non-Cyclical	1,909,124	–	1,909,124	–
Energy	1,612,314	–	1,612,314	–
Financials	14,089,613	–	12,506,305	1,583,308
Foreign Government	1,536,442	–	1,536,442	–
Mortgage-Backed Securities	16,702,406	–	16,702,406	–
Technology	946,634	–	946,634	–
Transportation	623,212	–	623,212	–
U.S. Government and Agencies	16,170,880	–	16,170,880	–
U.S. Municipals	175,264	–	175,264	–
Utilities	3,057,480	–	3,057,480	–
Mutual Funds
Fixed Income Mutual Funds	1,794,047	1,794,047	–	–
Preferred Stock
Financials	266,733	266,733	–	–
Collateral Held for Securities Loaned	5,137,475	5,137,475	–	–
Short-Term Investments	12,899,907	–	12,899,907	–

Total	$226,860,771	$135,231,029	$89,838,934	$1,790,808

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	93,667	93,667	–	–
Credit Default Swaps	23,241	–	23,241	–

Total Asset Derivatives	$116,908	$93,667	$23,241	$–

Liability Derivatives
Futures Contracts	211,839	211,839	–	–
Credit Default Swaps	451	–	451	–

Total Liability Derivatives	$212,290	$211,839	$451	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

Balanced Fund

Schedule of Investments as of July 29, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Balanced Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value July 29, 2011
Long-Term Fixed Income
Asset-Backed Securities	506,090	–	85,273	–	(95,042)	–	(496,321)	–
Communications Services	–	–	(7,622)	–	–	215,122	–	207,500
Financials	956,792	1,211	(30,259)	781,653	(126,089)	–	–	1,583,308
Transportation	780,429	64,271	(75,741)	–	(660,661)	–	(108,298)	–

Total	$2,243,311	$65,482	($28,349)	$781,653	($881,792)	$215,122	($604,619)	$1,790,808

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on July 29, 2011 of ($22,466).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	September 2011	($3,282,845)	($3,298,828)	($15,983)
10-Yr. U.S. Treasury Bond Futures	(50)	September 2011	(6,088,520)	(6,284,376)	(195,856)
20-Yr. U.S. Treasury Bond Futures	20	September 2011	2,475,217	2,562,500	87,283
S&P 500 Index Futures	4	September 2011	1,282,016	1,288,400	6,384
Total Futures Contracts					($118,172)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 16, 5 Year, at 5.00%; Bank of America	Buy	6/20/2016	$1,500,000	$28,098	($4,857)	$23,241
CDX IG, Series 16, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2016	1,500,000	2,721	(3,172)	(451)
Total Credit Default Swaps					($8,029)	$22,790

1	As the buyer of protection, Balanced Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Balanced Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
High Yield	$1,779,402	$–	$–	366,132	$1,794,047	$102,387
Thrivent Financial Securities Lending Trust	4,547,275	41,880,632	41,290,432	5,137,475	5,137,475	4,138
Total Value and Income Earned	6,326,677				6,931,522	106,525

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

High Yield Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Bank Loans (1.8%)[a]	Value

Financials (0.5%)
	Nuveen Investments, Inc., Term Loan
$3,530,000	12.500%, 7/31/2015	$3,741,800

	Total Financials	3,741,800

Technology (0.3%)
	First Data Corporation Extended, Term Loan
2,409,215	4.187%, 3/24/2018	2,199,614
	First Data Corporation, Term Loan
256,389	2.937%, 9/24/2014	238,478

	Total Technology	2,438,092

Utilities (1.0%)
	Texas Competitive Electric Holdings Company, LLC, Term Loan
9,080,379	4.728%, 10/10/2017	6,761,613

	Total Utilities	6,761,613

	Total Bank Loans (cost $14,153,315)	12,941,505

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Asset-Backed Securities (0.6%)
	Countrywide Asset-Backed Certificates
27,840	0.297%, 6/25/2021[b,c]	27,471
	J.P. Morgan Mortgage Acquisition Corporation
2,400,000	5.461%, 10/25/2036	1,874,789
	Renaissance Home Equity Loan Trust
2,279,193	5.746%, 5/25/2036	1,494,481
1,600,000	6.011%, 5/25/2036	885,528

	Total Asset-Backed Securities	4,282,269

Basic Materials (7.1%)
	AbitibiBowater, Inc.
1,886,000	10.250%, 10/15/2018[d]	2,060,455
	APERAM
1,430,000	7.750%, 4/1/2018[d]	1,437,150
	Arch Coal, Inc.
1,900,000	7.000%, 6/15/2019[d]	1,990,250
1,500,000	7.250%, 10/1/2020	1,569,375
950,000	7.250%, 6/15/2021[d]	997,500
	Cascades, Inc.
750,000	7.750%, 12/15/2017	776,250
	CONSOL Energy, Inc.
1,700,000	8.000%, 4/1/2017	1,874,250
2,430,000	8.250%, 4/1/2020	2,703,375
	FMG Resources Property, Ltd.
2,370,000	7.000%, 11/1/2015[d]	2,455,913
2,370,000	6.875%, 2/1/2018[d]	2,464,800
	Graphic Packaging International, Inc.
700,000	9.500%, 6/15/2017	775,250
1,400,000	7.875%, 10/1/2018	1,519,000
	Hexion US Finance Corporation
4,450,000	8.875%, 2/1/2018	4,717,000

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Basic Materials (7.1%) - continued
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
$2,850,000	9.000%, 11/15/2020	$2,949,750
	Lyondell Chemical Company
1,848,000	8.000%, 11/1/2017[d]	2,088,240
2,376,667	11.000%, 5/1/2018	2,691,575
	Midwest Vanadium Pty., Ltd.
2,370,000	11.500%, 2/15/2018[d]	2,405,550
	NOVA Chemicals Corporation
4,890,000	8.625%, 11/1/2019	5,537,925
	Novelis, Inc.
3,550,000	8.750%, 12/15/2020	3,949,375
	Ryerson Holding Corporation
4,230,000	Zero Coupon, 2/1/2015	2,284,200
	Ryerson, Inc.
1,700,000	12.000%, 11/1/2015	1,806,250
	Severstal Columbus, LLC
1,400,000	10.250%, 2/15/2018	1,550,500

	Total Basic Materials	50,603,933

Capital Goods (8.5%)
	Abengoa Finance SAU
2,370,000	8.875%, 11/1/2017[d]	2,381,850
	Associated Materials, LLC
4,200,000	9.125%, 11/1/2017[e]	4,242,000
	BE Aerospace, Inc.
3,280,000	6.875%, 10/1/2020	3,526,000
	Case New Holland, Inc.
4,700,000	7.875%, 12/1/2017[d]	5,322,750
	Cemex SAB de CV
2,390,000	5.246%, 9/30/2015[c,d]	2,198,800
4,620,000	9.000%, 1/11/2018[d]	4,342,800
	Coleman Cable, Inc.
1,580,000	9.000%, 2/15/2018	1,639,250
	EnergySolutions, Inc.
2,350,000	10.750%, 8/15/2018	2,485,125
	Graham Packaging Company, LP/GPC Capital Corporation I
2,200,000	8.250%, 1/1/2017	2,326,500
940,000	8.250%, 10/1/2018	998,750
	Liberty Tire Recycling
2,340,000	11.000%, 10/1/2016[d]	2,503,800
	Manitowoc Company, Inc.
4,270,000	8.500%, 11/1/2020	4,643,625
	Nortek, Inc.
2,840,000	10.000%, 12/1/2018[d]	2,889,700
2,860,000	8.500%, 4/15/2021[d]	2,666,950
	Owens-Illinois, Inc.
3,030,000	7.800%, 5/15/2018	3,238,312
	Packaging Dynamics Corporation
710,000	8.750%, 2/1/2016[d]	731,300
	Plastipak Holdings, Inc.
2,595,000	8.500%, 12/15/2015[d]	2,702,044
500,000	10.625%, 8/15/2019[d]	570,000
	RBS Global, Inc./Rexnord Corporation
3,980,000	8.500%, 5/1/2018	4,298,400
	Reynolds Group Issuer, Inc.
1,420,000	9.000%, 4/15/2019[d]	1,412,900
2,370,000	8.250%, 2/15/2021[d]	2,186,325
	RSC Equipment Rental, Inc.
1,931,000	9.500%, 12/1/2014	2,000,999

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

High Yield Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Capital Goods (8.5%) - continued
$850,000	8.250%, 2/1/2021	$877,625

	Total Capital Goods	60,185,805

Communications Services (16.0%)
	AMC Networks, Inc.
2,350,000	7.750%, 7/15/2021[d]	2,473,375
	CCO Holdings, LLC
3,750,000	7.250%, 10/30/2017	3,956,250
1,890,000	7.000%, 1/15/2019	1,965,600
	Citadel Broadcasting Corporation
2,940,000	7.750%, 12/15/2018[d]	3,164,175
	Clear Channel Worldwide Holdings, Inc.
5,720,000	9.250%, 12/15/2017	6,249,100
	Cricket Communications, Inc.
5,060,000	7.750%, 10/15/2020[e]	5,022,050
1,900,000	7.750%, 10/15/2020[d]	1,881,000
	CSC Holdings, Inc.
3,050,000	8.500%, 6/15/2015	3,294,000
	Digicel, Ltd.
3,790,000	8.250%, 9/1/2017[d]	3,932,883
	Dish DBS Corporation
3,800,000	6.750%, 6/1/2021[d]	3,923,500
	EH Holding Corporation
4,400,000	6.500%, 6/15/2019[d]	4,526,500
	Frontier Communications Corporation
2,810,000	8.250%, 4/15/2017	3,083,975
	GCI, Inc.
3,800,000	6.750%, 6/1/2021[d]	3,857,000
	Intelsat Bermuda, Ltd.
5,300,000	11.250%, 2/4/2017	5,671,000
	Intelsat Jackson Holdings SA
3,980,000	7.250%, 10/15/2020[d]	4,024,775
	Intelsat Luxembourg SA
9,053,461	11.500%, 2/4/2017	9,732,471
710,000	11.500%, 2/4/2017[d]	763,250
	LBI Media, Inc.
1,910,000	9.250%, 4/15/2019[d]	1,893,287
	Level 3 Escrow, Inc.
1,880,000	8.125%, 7/1/2019[d,e]	1,894,100
	Nara Cable Funding, Ltd.
3,320,000	8.875%, 12/1/2018[d]	4,639,603
	Nielsen Finance, LLC/Nielsen Finance Company
2,700,000	7.750%, 10/15/2018[d]	2,862,000
	NII Capital Corporation
4,670,000	8.875%, 12/15/2019	5,137,000
1,910,000	7.625%, 4/1/2021	2,005,500
	Quebecor Media, Inc.
3,210,000	7.750%, 3/15/2016	3,322,350
	Satmex Escrow SA de CV
4,770,000	9.500%, 5/15/2017[d,e]	4,889,250
	TW Telecom Holdings, Inc.
2,100,000	8.000%, 3/1/2018	2,252,250
	Univision Communications, Inc.
3,220,000	6.875%, 5/15/2019[d]	3,195,850
	UPC Holding BV
4,000,000	9.875%, 4/15/2018[d]	4,430,000
	Videotron Ltee
1,710,000	9.125%, 4/15/2018	1,921,613
	VimpelCom Holdings BV
2,360,000	7.504%, 3/1/2022[d]	2,360,000

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Communications Services (16.0%) - continued
	Virgin Media Finance plc
$1,560,000	8.375%, 10/15/2019	$1,743,300
	XM Satellite Radio, Inc.
3,320,000	7.625%, 11/1/2018[d]	3,519,200

	Total Communications Services	113,586,207

Consumer Cyclical (16.4%)
	American Axle & Manufacturing, Inc.
1,850,000	5.250%, 2/11/2014	1,847,687
1,870,000	7.875%, 3/1/2017[e]	1,909,738
	Beazer Homes USA, Inc.
2,800,000	6.875%, 7/15/2015[e]	2,401,000
2,370,000	9.125%, 5/15/2019	1,978,950
	Bon-Ton Department Stores, Inc.
1,880,000	10.250%, 3/15/2014[e]	1,875,300
	Burlington Coat Factory Warehouse Corporation
3,350,000	10.000%, 2/15/2019[d]	3,358,375
	Caesars Entertainment Operating Company, Inc.
3,800,000	10.000%, 12/15/2018[e]	3,401,000
	Chrysler Group, LLC
3,205,000	8.000%, 6/15/2019[d,e]	3,100,838
3,930,000	8.250%, 6/15/2021[d]	3,851,400
	Circus & Eldorado Joint Venture/Silver Legacy Capital Corporation
2,215,000	10.125%, 3/1/2012[e]	2,104,250
	DineEquity, Inc.
3,800,000	9.500%, 10/30/2018	4,175,250
	Eldorado Resorts, LLC
1,900,000	8.625%, 6/15/2019[d]	1,824,000
	FireKeepers Development Authority
2,470,000	13.875%, 5/1/2015[d]	2,846,057
	Ford Motor Credit Company, LLC
4,680,000	7.000%, 4/15/2015	5,124,600
2,350,000	5.875%, 8/2/2021	2,380,830
	Gaylord Entertainment Company
4,390,000	6.750%, 11/15/2014	4,472,313
	Lear Corporation
1,950,000	7.875%, 3/15/2018	2,103,562
1,950,000	8.125%, 3/15/2020	2,135,250
	Levi Strauss & Company
2,370,000	7.625%, 5/15/2020[e]	2,384,812
	Limited Brands, Inc.
1,430,000	6.625%, 4/1/2021	1,480,050
	Marina District Finance Company, Inc.
4,240,000	9.500%, 10/15/2015[e]	4,430,800
470,000	9.875%, 8/15/2018[e]	480,575
	NCL Corporation, Ltd.
1,830,000	11.750%, 11/15/2016	2,113,650
4,030,000	9.500%, 11/15/2018[d]	4,422,925
	Peninsula Gaming, LLC
1,830,000	8.375%, 8/15/2015[e]	1,935,225
470,000	10.750%, 8/15/2017[d]	513,475
3,510,000	10.750%, 8/15/2017	3,834,675
	Pittsburgh Glass Works, LLC
1,550,000	8.500%, 4/15/2016[d]	1,608,125

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

High Yield Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Consumer Cyclical (16.4%) - continued
	Realogy Corporation
$2,645,000	11.500%, 4/15/2017[e]	$2,671,450
	Realogy Corporation, Convertible
1,430,000	11.000%, 4/15/2018[d]	1,501,500
	Rite Aid Corporation
2,530,000	7.500%, 3/1/2017	2,580,600
1,790,000	9.500%, 6/15/2017	1,655,750
	Sears Holdings Corporation
3,400,000	6.625%, 10/15/2018[d]	3,102,500
	Seminole Indian Tribe of Florida
4,875,000	7.804%, 10/1/2020[d]	4,852,331
	Service Corporation International
1,600,000	6.750%, 4/1/2015	1,716,000
	Seven Seas Cruises S de RL, LLC
3,790,000	9.125%, 5/15/2019[d]	3,951,075
	Shingle Springs Tribal Gaming Authority
5,075,000	9.375%, 6/15/2015[d]	3,501,750
	Tunica-Biloxi Gaming Authority
4,230,000	9.000%, 11/15/2015[f]	4,362,188
	Universal City Development Partners, Ltd.
287,000	8.875%, 11/15/2015	325,745
815,000	10.875%, 11/15/2016	1,022,825
	West Corporation
4,350,000	8.625%, 10/1/2018[d]	4,513,125
3,560,000	7.875%, 1/15/2019[d]	3,551,100
	WMG Acquisition Corporation
470,000	9.500%, 6/15/2016[d]	498,787
2,350,000	11.500%, 10/1/2018[d]	2,355,875

	Total Consumer Cyclical	116,257,313

Consumer Non-Cyclical (10.6%)
	Biomet, Inc.
1,700,000	10.375%, 10/15/2017	1,853,000
1,690,000	11.625%, 10/15/2017	1,861,113
	Blue Merger Sub, Inc.
1,275,000	7.625%, 2/15/2019[d]	1,311,656
	Capella Healthcare, Inc.
3,540,000	9.250%, 7/1/2017[d]	3,743,550
	CDRT Merger Sub, Inc.
2,380,000	8.125%, 6/1/2019[d]	2,380,000
	Community Health Systems, Inc.
2,860,000	8.875%, 7/15/2015	2,956,525
	Diversey Holdings, Inc.
2,488,203	10.500%, 5/15/2020	3,107,143
	Diversey, Inc.
1,420,000	8.250%, 11/15/2019	1,668,500
	DJO Finance, LLC/DJO Finance Corporation
2,550,000	9.750%, 10/15/2017[d]	2,588,250
1,570,000	7.750%, 4/15/2018[d,e]	1,597,475
	Endo Pharmaceuticals Holdings, Inc.
710,000	7.000%, 7/15/2019[d]	743,725
2,360,000	7.250%, 1/15/2022[d]	2,478,000
	Giant Funding Corporation
950,000	8.250%, 2/1/2018[d]	999,875
	HCA, Inc.
2,290,000	8.500%, 4/15/2019	2,524,725
3,730,000	7.250%, 9/15/2020	3,935,150
2,230,000	7.500%, 2/15/2022	2,263,450

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Consumer Non-Cyclical (10.6%) - continued
	Ingles Markets, Inc.
$1,400,000	8.875%, 5/15/2017	$1,505,000
	Jarden Corporation
930,000	7.500%, 1/15/2020	976,500
	JBS Finance II, Ltd.
4,450,000	8.250%, 1/29/2018[d]	4,572,375
	JBS USA, LLC/JBS USA Finance, Inc.
2,850,000	11.625%, 5/1/2014	3,291,750
	Libbey Glass, Inc.
676,000	10.000%, 2/15/2015	733,460
	Michael Foods, Inc.
3,760,000	9.750%, 7/15/2018[d]	4,060,800
	Mylan, Inc.
2,790,000	7.875%, 7/15/2020[d]	3,096,900
	Revlon Consumer Products Corporation
3,270,000	9.750%, 11/15/2015	3,556,125
	Select Medical Corporation
1,511,000	7.625%, 2/1/2015	1,477,003
2,900,000	6.211%, 9/15/2015[c]	2,773,125
	Spectrum Brands Holdings, Inc.
3,300,000	9.500%, 6/15/2018	3,671,250
	STHI Holding Corporation
1,430,000	8.000%, 3/15/2018[d]	1,465,750
	Teleflex, Inc.
3,790,000	6.875%, 6/1/2019	3,903,700
	Visant Corporation
4,360,000	10.000%, 10/1/2017	4,507,150

	Total Consumer Non-Cyclical	75,603,025

Energy (12.3%)
	Chesapeake Energy Corporation
2,810,000	6.875%, 8/15/2018	3,034,800
	Citgo Petroleum Corporation
3,080,000	11.500%, 7/1/2017[d]	3,588,200
	Coffeyville Resources, LLC
1,791,000	9.000%, 4/1/2015[d]	1,947,712
3,900,000	10.875%, 4/1/2017[d]	4,475,250
	Concho Resources, Inc.
4,760,000	6.500%, 1/15/2022	4,974,200
	Connacher Oil and Gas, Ltd.
4,280,000	8.500%, 8/1/2019[d]	4,119,500
	Denbury Resources, Inc.
700,000	9.750%, 3/1/2016	782,250
369,000	8.250%, 2/15/2020	407,745
1,540,000	6.375%, 8/15/2021	1,586,200
	Energy XXI Gulf Coast, Inc.
1,890,000	9.250%, 12/15/2017	2,036,475
1,420,000	7.750%, 6/15/2019	1,432,425
	Forest Oil Corporation
3,390,000	7.250%, 6/15/2019	3,525,600
	Harvest Operations Corporation
4,710,000	6.875%, 10/1/2017[d]	4,910,175
	Helix Energy Solutions Group, Inc.
3,500,000	9.500%, 1/15/2016[d]	3,675,000
	Linn Energy, LLC
2,250,000	8.625%, 4/15/2020	2,491,875
1,930,000	7.750%, 2/1/2021[d]	2,055,450
	McJunkin Red Man Corporation
3,710,000	9.500%, 12/15/2016[d]	3,858,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

High Yield Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Energy (12.3%) - continued
	Newfield Exploration Company
$3,390,000	6.625%, 4/15/2016	$3,495,938
	Oasis Petroleum, Inc.
2,430,000	7.250%, 2/1/2019[d]	2,502,900
	Petrohawk Energy Corporation
650,000	10.500%, 8/1/2014	739,375
2,810,000	7.250%, 8/15/2018	3,266,625
	Pioneer Natural Resources Company
2,800,000	7.500%, 1/15/2020	3,224,794
	Plains Exploration & Production Company
1,450,000	7.750%, 6/15/2015	1,504,375
3,730,000	10.000%, 3/1/2016	4,214,900
	Precision Drilling Corporation
2,200,000	6.625%, 11/15/2020	2,277,000
940,000	6.500%, 12/15/2021[d]	958,800
	QEP Resources, Inc.
3,230,000	6.875%, 3/1/2021	3,504,550
	SandRidge Energy, Inc.
3,320,000	8.000%, 6/1/2018[d]	3,519,200
	SESI, LLC
1,550,000	6.375%, 5/1/2019[d]	1,561,625
	Southwestern Energy Company
2,550,000	7.500%, 2/1/2018	2,938,875
	United Refining Company
4,290,000	10.500%, 2/28/2018	4,450,875

	Total Energy	87,061,089

Financials (7.8%)
	Ally Financial, Inc.
1,920,000	7.500%, 12/31/2013	2,035,200
2,350,000	8.000%, 3/15/2020	2,517,438
4,910,000	7.500%, 9/15/2020	5,155,500
	Aviv Healthcare Properties, LP
2,840,000	7.750%, 2/15/2019[d]	2,893,250
	Bank of America Corporation
3,340,000	8.125%, 12/29/2049[g]	3,439,899
	CIT Group, Inc.
2,630,000	5.250%, 4/1/2014[d]	2,636,575
6,600,000	7.000%, 5/1/2017	6,616,500
	Community Choice Financial, Inc.
2,380,000	10.750%, 5/1/2019[d]	2,445,450
	Developers Diversified Realty Corporation
2,810,000	7.875%, 9/1/2020	3,325,236
	General Motors Financial Company, Inc.
1,190,000	6.750%, 6/1/2018[d,e]	1,213,800
	Harbinger Group, Inc.
710,000	10.625%, 11/15/2015[d]	727,750
1,900,000	10.625%, 11/15/2015[e]	1,947,500
	Icahn Enterprises, LP
4,270,000	7.750%, 1/15/2016	4,430,125
5,220,000	8.000%, 1/15/2018	5,389,650
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,480,625
2,050,000	8.750%, 3/15/2017	2,290,875
1,400,000	8.875%, 9/1/2017	1,568,000
	Nuveen Investments, Inc.
2,370,000	10.500%, 11/15/2015[d]	2,447,025

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Financials (7.8%) - continued
	Speedy Cash, Inc.
$1,900,000	10.750%, 5/15/2018[d]	$1,961,750

	Total Financials	55,522,148

Technology (5.1%)
	Advanced Micro Devices, Inc.
2,800,000	8.125%, 12/15/2017	2,975,000
820,000	7.750%, 8/1/2020[e]	863,050
	Amkor Technology, Inc.
9,520,000	6.625%, 12/1/2011[d,e]	9,377,200
	Equinix, Inc.
3,330,000	8.125%, 3/1/2018	3,663,000
950,000	7.000%, 7/15/2021	988,000
	First Data Corporation
1,910,000	11.250%, 3/31/2016[e]	1,881,350
960,000	7.375%, 6/15/2019[d]	967,200
1,629,000	12.625%, 1/15/2021[d,e]	1,726,740
	Freescale Semiconductor, Inc.
1,890,000	8.050%, 2/1/2020[d,e]	1,904,175
3,959,000	10.750%, 8/1/2020[d]	4,463,772
	NXP BV/NXP Funding, LLC
2,340,000	9.750%, 8/1/2018[d]	2,626,650
	Seagate HDD Cayman
2,860,000	7.750%, 12/15/2018[d]	3,003,000
	Sensata Technologies BV
1,900,000	6.500%, 5/15/2019[d]	1,919,000

	Total Technology	36,358,137

Transportation (3.5%)
	American Petroleum Tankers, LLC
1,059,000	10.250%, 5/1/2015	1,096,065
	CMA CGM SA
4,290,000	8.500%, 4/15/2017[d]	3,196,050
	Continental Airlines, Inc.
2,750,000	6.750%, 9/15/2015[d]	2,787,812
	Delta Air Lines, Inc.
1,240,000	9.500%, 9/15/2014[d]	1,319,050
	Hertz Corporation
5,250,000	6.750%, 4/15/2019[d]	5,250,000
	Navios Maritime Acquisition Corporation
950,000	8.625%, 11/1/2017	919,125
1,190,000	8.625%, 11/1/2017[d]	1,151,325
	Navios Maritime Holdings, Inc.
1,170,000	8.875%, 11/1/2017	1,187,550
2,980,000	8.125%, 2/15/2019[d]	2,763,950
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
1,240,000	9.250%, 4/15/2019[d]	1,243,100
	United Air Lines, Inc.
1,689,750	9.750%, 1/15/2017	1,905,193
	United Maritime Group, LLC/United Maritime Group Finance Corporation
1,860,000	11.750%, 6/15/2015	1,943,700

	Total Transportation	24,762,920

Utilities (3.5%)
	AES Corporation
5,350,000	7.375%, 7/1/2021[d,e]	5,537,250
	Covanta Holding Corporation
2,400,000	7.250%, 12/1/2020	2,604,636

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

High Yield Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (91.4%)	Value

Utilities (3.5%) - continued
	Crosstex Energy/Crosstex Energy Finance Corporation
$3,270,000	8.875%, 2/15/2018	$3,556,125
	Holly Energy Partners, LP
1,870,000	8.250%, 3/15/2018	1,982,200
	Inergy, LP
4,440,000	7.000%, 10/1/2018	4,528,800
	Regency Energy Partners, LP
3,330,000	6.875%, 12/1/2018	3,529,800
	Targa Resources Partners, LP
3,040,000	7.875%, 10/15/2018[d]	3,184,400

	Total Utilities	24,923,211

	Total Long-Term Fixed Income (cost $622,515,766)	649,146,057

Shares	Preferred Stock (1.9%)	Value

Financials (1.9%)
3,014	Ally Financial, Inc., 7.000%[d,g]	2,738,219
57,310	Ally Financial, Inc., 8.500%[g]	1,410,972
95,148	Citigroup Capital XII, 8.500%	2,448,158
23,500	Citigroup, Inc., Convertible, 7.500%	2,635,525
41,750	GMAC Capital Trust I, 8.125%[h]	1,069,635
3,000	Wells Fargo & Company, Convertible, 7.500%[g]	3,185,100

	Total Financials	13,487,609

	Total Preferred Stock (cost $11,052,333)	13,487,609

Shares	Common Stock (<0.1%)	Value

Consumer Discretionary (<0.1%)
36,330	TVMAX Holdings, Inc.[h,i]	0

	Total Consumer Discretionary	0

	Total Common Stock (cost $2,245,000)	0

Shares	Collateral Held for Securities Loaned (8.0%)	Value

56,882,777	Thrivent Financial Securities Lending Trust	56,882,777

	Total Collateral Held for Securities Loaned (cost $56,882,777)	56,882,777

Principal Amount	Short-Term Investments (3.4%)[j]	Value

	Alliancebernstein
10,110,000	0.130%, 8/1/2011	10,109,927
	Federal Home Loan Bank Discount Notes
5,000,000	0.020%, 8/17/2011[k]	4,999,950
	Federal Home Loan Mortgage Corporation Discount Notes
730,000	0.160%, 8/29/2011[k,l]	729,904
	Federal National Mortgage Association Discount Notes
3,000,000	0.010%, 8/8/2011[k]	2,999,992

Principal Amount	Short-Term Investments (3.4%)[j]	Value

	Old Line Funding, LLC
5,000,000	0.130%, 8/1/2011[k]	$4,999,964

	Total Short-Term Investments (at amortized cost)	23,839,737

	Total Investments (cost $730,688,928) 106.5%	$756,297,685

	Other Assets and Liabilities, Net (6.5%)	(45,963,673)

	Total Net Assets 100.0%	$710,334,012

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $289,087,124 or 40.7% of total net assets.
e	All or a portion of the security is on loan.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Fund owned as of July 29, 2011.

Security	Acquisition Date	Amortized Cost
Tunica-Biloxi Gaming Authority	11/8/2005	$4,211,142

g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At July 29, 2011, $199,974 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

High Yield Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$35,717,482
Gross unrealized depreciation	(10,108,725)

Net unrealized appreciation (depreciation)	$25,608,757

Cost for federal income tax purposes	$730,688,928

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Financials	3,741,800	–	3,741,800	–
Technology	2,438,092	–	2,438,092	–
Utilities	6,761,613	–	6,761,613	–
Long-Term Fixed Income
Asset-Backed Securities	4,282,269	–	4,282,269	–
Basic Materials	50,603,933	–	50,603,933	–
Capital Goods	60,185,805	–	60,185,805	–
Communications Services	113,586,207	–	113,586,207	–
Consumer Cyclical	116,257,313	–	116,257,313	–
Consumer Non-Cyclical	75,603,025	–	75,603,025	–
Energy	87,061,089	–	87,061,089	–
Financials	55,522,148	–	55,522,148	–
Technology	36,358,137	–	36,358,137	–
Transportation	24,762,920	–	24,762,920	–
Utilities	24,923,211	–	24,923,211	–
Preferred Stock
Financials	13,487,609	10,749,390	2,738,219	–
Common Stock
Consumer Discretionary	–	–	–	–
Collateral Held for Securities Loaned	56,882,777	56,882,777	–	–
Short-Term Investments	23,839,737	–	23,839,737	–

Total	$756,297,685	$67,632,167	$688,665,518	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives
Futures Contracts	159,408	159,408	–	–

Total Liability Derivatives	$159,408	$159,408	$–	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for High Yield Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value July 29, 2011

Common Stock
Consumer Discretionary ^	–	–	–	–	–	–	–	–

Total	$–	$–	$–	$–	$–	$–	$–	$–

^	Securities in these sections are fair valued at $0.
*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on July 29, 2011 of $0.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

High Yield Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
EURO Foreign Exchange Currency
Future	(36)	September 2011	($6,297,192)	($6,456,600)	($159,408)
Total Futures Contracts					($159,408)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011

Thrivent Financial Securities Lending Trust	$63,913,080	$211,019,423	$218,049,726	56,882,777	$56,882,777	$173,500
Total Value and Income Earned	63,913,080				56,882,777	173,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Alabama (0.2%)
	Alabama 21st Century Authority Tobacco Settlement Revenue Bonds
$1,000,000	5.750%, 12/1/2020	$1,004,560
	Alabama Public School and College Authority Capital Improvement Revenue Refunding Bonds
1,500,000	5.000%, 5/1/2029, Series Aa	1,805,805

	Total Alabama	2,810,365

Alaska (1.2%)
	Valdez, Alaska Marine Terminal Revenue Bonds (Exxon Pipeline Company)
3,190,000	0.120%, 10/1/2025	3,190,000
	Valdez, Alaska Marine Terminal Revenue Bonds (ExxonMobil)
13,100,000	0.120%, 12/1/2029	13,100,000

	Total Alaska	16,290,000

Arizona (0.8%)
	Arizona Health Facilities Authority Revenue Bonds (Arizona Healthcare Pooled Financing Program) (NATL-RE FGIC Insured)
1,020,000	5.000%, 6/1/2012, Series Cb	1,036,698
	Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.)
1,000,000	5.000%, 4/1/2017	1,035,430
1,200,000	5.000%, 4/1/2018	1,233,300
	Glendale, Arizona Industrial Development Authority Revenue Bonds (Midwestern University)
2,500,000	5.000%, 5/15/2031	2,390,850
1,000,000	5.000%, 5/15/2035	914,900
	Phoenix, Arizona Civic Improvement Corporation Airport Revenue Bonds
3,000,000	5.250%, 7/1/2033, Series A	3,064,080
	Pima County Industrial Development Authority Multifamily Housing Revenue Refunding Bonds (La Hacienda) (GNMA Collateralized)
1,285,000	7.000%, 12/20/2031[a,b]	1,356,523
	Yavapai County Industrial Development Authority Hospital Revenue Bonds (Yavapai Regional Medical Center)
500,000	6.000%, 8/1/2033, Series A	500,480

	Total Arizona	11,532,261

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Arkansas (0.2%)
	Arkansas Community Water System Public Water Authority Water Revenue Refunding and Construction Bonds (NATL-RE Insured)
$2,400,000	5.000%, 10/1/2023, Series Bb	$2,444,352

	Total Arkansas	2,444,352

California (12.9%)
	Anaheim Public Financing Authority Lease Revenue Bonds (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Series Ab	4,602,856
	Beverly Hills Unified School District, Los Angeles County, California General Obligation Bonds
10,000,000	Zero Coupon, 8/1/2031	3,126,700
	California Educational Facilities Authority Revenue Bonds (Stanford University)
15,000,000	5.250%, 4/1/2040	17,171,550
	California General Obligation Refunding Bonds
2,765,000	5.000%, 9/1/2015	3,152,266
	California Infrastructure and Economic Development Bank Bay Area Toll Bridges Seismic Retrofit Revenue Bonds (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Series Aa,b	6,003,950
	California Infrastructure and Economic Development Bank Revenue Bonds (California Independent System Operator Corporation)
3,000,000	6.250%, 2/1/2039, Series A	3,178,950
	California Municipal Finance Authority Refunding Revenue Bonds (Biola University)
1,000,000	5.875%, 10/1/2034	1,004,550
	California Rural Home Mortgage Finance Authority Single Family Mortgage Revenue Bonds (GNMA/FNMA Collateralized)
20,000	7.100%, 6/1/2031, Series D, AMT[b]	20,500
	California State Department of Water Resources Supply Revenue Bonds
1,750,000	5.000%, 5/1/2016, Series M	2,032,940
	California State Public Works Board Lease Revenue Bonds (Regents of the University of California - UCLA Replacement Hospital) (AGM Insured)
4,000,000	5.375%, 10/1/2015, Series Ab	4,222,560
	California Various Purpose General Obligation Bonds
2,000,000	5.250%, 11/1/2021	2,104,440
3,990,000	5.250%, 4/1/2029[a]	4,494,894

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

California (12.9%) - continued
	California Various Purpose General Obligation Bonds - continued
$10,000	5.250%, 4/1/2029	$10,221
10,000,000	5.250%, 3/1/2038	10,216,900
10,000,000	6.000%, 4/1/2038	10,794,200
5,000,000	6.000%, 11/1/2039	5,382,950
	California Various Purpose General Obligation Bonds (NATL-RE Insured)
300,000	6.000%, 8/1/2016[b]	308,655
	Chula Vista Industrial Development Revenue Refunding Bonds (San Diego Gas & Electric Company)
2,000,000	5.875%, 2/15/2034, Series C	2,113,380
	Contra Costa County, California Home Mortgage Revenue Bonds (GNMA Collateralized)
4,030,000	7.500%, 5/1/2014[a,b]	4,802,793
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California Water System Revenue/Refunding Bonds (NATL-RE FGIC Insured)
10,000,000	5.000%, 6/1/2037, Series Ab	10,263,500
	Foothill-De Anza California Community College District General Obligation Bond
5,000,000	5.000%, 8/1/2040, Series C	5,086,600
	Golden West Schools Financing Authority Revenue Bonds (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Series Ab	418,043
	Los Angeles Community College District, Los Angeles County, California General Obligation Bonds (Election 2008)
10,000,000	6.000%, 8/1/2033, Series A	11,082,800
	Los Angeles Department of Airports Revenue Bonds (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Series A	8,090,160
	Los Angeles Unified School District, Los Angeles County, California General Obligation Bonds
5,000,000	5.000%, 1/1/2034, Series I	5,068,250
	Pittsburg, California Redevelopment Agency Tax Allocation Bonds (Los Medanos Community Development) (AMBAC Insured)
5,000,000	Zero Coupon, 8/1/2024[b]	2,082,100
	Pomona, California Single Family Mortgage Revenue Refunding Bonds (GNMA/FNMA Collateralized)
3,410,000	7.600%, 5/1/2023, Series Aa,b	4,347,511

Principal Amount	Long-Term Fixed Income (99.0%)	Value

California (12.9%) - continued
	San Bernardino, California Single Family Mortgage Revenue Refunding Bonds (GNMA Collateralized)
$1,215,000	7.500%, 5/1/2023, Series Aa,b	$1,534,581
	San Diego Community College District, San Diego County, California General Obligation Bonds (AGM Insured)
10,000,000	5.000%, 5/1/2030[b]	10,228,600
	San Diego County, California Certificates of Participation
5,000,000	5.250%, 7/1/2030	5,092,350
	San Diego Unified School District General Obligation Bonds
10,000,000	Zero Coupon, 7/1/2033, Series Ac	6,075,300
	San Francisco, California City & County Airport Commission Revenue Bonds (San Francisco International Airport)
7,030,000	6.000%, 5/1/2039, Series E	7,522,733
	San Jose, California Airport Revenue Bonds (AMBAC Insured)
8,000,000	5.000%, 3/1/2037, Series A, AMT[b]	6,913,840
	San Jose, California Redevelopment Agency Tax Allocation Refunding Bonds (Merged Area Redevelopment) (NATL-RE Insured)
2,760,000	5.000%, 8/1/2025, Series Ab	2,441,662
	Santa Monica Community College District, Los Angeles County, California General Obligation Bonds
5,000,000	Zero Coupon, 8/1/2025, Series C	2,317,750
	Tuolumne Wind Project Authority Revenue Bonds (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Series A	2,133,880
	University of California General Revenue Bonds
5,000,000	5.250%, 5/15/2039, Series O	5,115,000

	Total California	180,559,915

Colorado (4.7%)
	Colorado Educational and Cultural Facilities Authority Charter School Refunding Revenue Bonds (Cherry Creek Project)
570,000	6.000%, 4/1/2021	570,097
1,280,000	6.000%, 4/1/2030	1,240,806
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Bromley East Charter School)
2,000,000	7.250%, 9/15/2030, Series Aa	2,016,200

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Colorado (4.7%) - continued
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Cheyenne Mountain Charter Academy)
$475,000	5.125%, 6/15/2032, Series A	$428,483
1,000,000	5.375%, 6/15/2038, Series A	910,850
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Classical Academy)
2,825,000	7.250%, 12/1/2030[a]	2,891,162
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	907,860
	Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds (Pinnacle Charter School, Inc.)
3,000,000	5.125%, 12/1/2039	2,743,020
	Colorado Health Facilities Authority Health Facilities Revenue Bonds (Evangelical Lutheran Good Samaritan Society)
1,920,000	6.800%, 12/1/2020	1,961,434
1,000,000	6.125%, 6/1/2038, Series A	1,003,360
	Colorado Health Facilities Authority Hospital Revenue Bonds (Parkview Medical Center, Inc.)
1,000,000	6.500%, 9/1/2020[a]	1,004,940
	Colorado Health Facilities Authority Hospital Revenue Refunding Bonds (Valley View Hospital Association)
3,000,000	5.750%, 5/15/2036	2,870,070
	Colorado Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation
1,095,000	5.500%, 11/1/2027	1,161,970
405,000	5.500%, 11/1/2027[a]	505,716
	Colorado Housing and Finance Authority Single Family Program Bonds
65,000	7.450%, 10/1/2016, Series A- 2, AMT	68,783
220,000	6.700%, 8/1/2017, Series B-3	226,041
500,000	6.600%, 9/1/2025[a]	502,505
370,000	6.350%, 11/1/2029, Series D-2, AMT	395,108
	Colorado Housing and Finance Authority Single Family Program Bonds (FHA Insured)
20,000	7.150%, 10/1/2030, Series C- 3[b]	20,582

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Colorado (4.7%) - continued
	Colorado Water Resources and Power Development Authority Clean Water Revenue Bonds (FSA Insured)
$20,000	6.250%, 9/1/2013, Series Ab	$20,077
	Colorado Water Resources and Power Development Authority Small Water Resources Revenue Bonds (NATL-RE FGIC Insured)
3,525,000	5.250%, 11/1/2021, Series Ab	3,571,741
	Denver Health and Hospital Authority Healthcare Revenue Bonds
2,000,000	5.250%, 12/1/2031, Series A	1,809,760
	Denver Health and Hospital Authority Healthcare Revenue Bonds (ACA-CBI Insured)
2,000,000	6.250%, 12/1/2016, Series Aa,b	2,039,620
	Denver, Colorado Airport System Revenue Bonds (XLCA Insured)
5,000,000	5.000%, 11/15/2022, Series Ab	5,236,850
	Denver, Colorado Board of Water Commissioners General Obligation Water Refunding Bonds
6,000,000	5.600%, 10/1/2029	6,221,700
	Denver, Colorado Health & Hospital Authority Healthcare Revenue Bonds
5,000,000	5.500%, 12/1/2030	4,786,850
	Jefferson County School District No. R-1, Jefferson and Broomfield Counties, Colorado General Obligation Refunding Bonds (AGM Insured)
10,000,000	5.000%, 12/15/2016, Series Ab	11,460,100
	Larimer County, Colorado, Poudre School District R-1 General Obligation Improvement Bonds (NATL- RE-IBC Insured)
3,000,000	7.000%, 12/15/2016[b]	3,410,670
	Northwest Parkway Public Highway Authority Revenue Bonds (AMBAC Insured)
4,000,000	5.700%, 6/15/2021, Series Ca,b	4,787,640
	University of Colorado University Enterprise Revenue Bonds
1,250,000	5.375%, 6/1/2032, Series A	1,324,788

	Total Colorado	66,098,783

District of Columbia (0.8%)
	District of Columbia Income Tax Secured Revenue Refunding Bonds
5,225,000	5.000%, 12/1/2028, Series C	5,637,775

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

District of Columbia (0.8%) - continued
	District of Columbia Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
$5,065,000	6.250%, 5/15/2024	$5,081,664

	Total District of Columbia	10,719,439

Florida (4.7%)
	Broward County, Florida Water and Sewer Utility Revenue Bonds
3,000,000	5.250%, 10/1/2034, Series A	3,151,230
	Florida Refunding Bonds (Jacksonville Transportation Authority)
1,520,000	5.000%, 7/1/2019	1,523,572
	Florida State Board of Education Public Education Capital Outlay Bonds (NATL-RE-IBC Insured)
255,000	9.125%, 6/1/2014[b]	288,387
	Greater Orlando Aviation Authority Airport Facilities Revenue Bonds
1,500,000	5.000%, 10/1/2039, Series C	1,479,810
	Gulf Breeze, Florida Revenue Refunding Bonds
2,000,000	5.000%, 12/1/2033	2,022,160
	Hillsborough County, Florida Industrial Development Authority Pollution Control Revenue Refunding Bonds (Tampa Electric Company)
2,500,000	5.150%, 9/1/2025, Series B	2,663,150
	Jacksonville Health Facilities Authority Hospital Revenue Bonds
1,500,000	5.750%, 8/15/2015, Series Ca	1,502,715
	Leon County Educational Facilities Authority Certificates of Participation (Southgate Residence Hall Project)
1,145,000	8.500%, 9/1/2017[a]	1,589,558
	Miami-Dade County Authority Toll System Revenue Bonds (Florida Expressway)
2,000,000	5.000%, 7/1/2040, Series A	1,934,620
	Miami-Dade County, Florida Aviation Revenue Bonds (Miami International Airport - Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Series B	7,592,775
8,000,000	5.500%, 10/1/2041, Series A	8,051,600
	Miami-Dade County, Florida Public Facilities Revenue Bonds (Jackson Health System) (AGM Insured)
2,000,000	5.625%, 6/1/2034[b]	2,072,140
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Health, Inc.)
5,000,000	5.125%, 10/1/2026	4,924,600

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Florida (4.7%) - continued
	Orange County, Florida Health Facilities Authority Hospital Revenue Bonds (Orlando Regional Healthcare System) (NATL-RE Insured)
$2,700,000	6.250%, 10/1/2018, Series Ab	$3,069,468
	Orange County, Orlando Expressway Authority Revenue Bonds
4,070,000	5.000%, 7/1/2035, Series C	4,078,506
	Orange County, Orlando Expressway Authority Revenue Bonds (Florida Expressway)
3,600,000	5.000%, 7/1/2030, Series A	3,698,856
	South Miami, Florida Health Facilities Authority Hospital Revenue Bonds (Baptist Health South Florida)
6,000,000	5.000%, 8/15/2032	6,052,740
	St. Johns County Industrial Development Authority Revenue Bonds (Presbyterian Retirement Communities)
5,500,000	5.875%, 8/1/2040, Series A	5,391,210
	Tallahassee, Florida Consolidated Utility Systems Revenue Bonds
4,000,000	5.000%, 10/1/2032	4,141,160

	Total Florida	65,228,257

Georgia (2.1%)
	Brunswick, Georgia Water and Sewer Revenue Refunding and Improvement Bonds (NATL-RE Insured)
450,000	6.000%, 10/1/2011[a,b]	454,091
1,500,000	6.100%, 10/1/2019[a,b]	1,844,280
	Burke County Development Authority Pollution Control Revenue Bonds (Oglethorpe Power Corporation Vogtle)
6,000,000	5.700%, 1/1/2043, Series C	6,089,640
	Chatham County Hospital Authority, Savannah, Georgia Hospital Revenue Improvement Bonds (Memorial Health University Medical Center, Inc.)
1,000,000	6.125%, 1/1/2024, Series A	939,170
1,560,000	5.750%, 1/1/2029, Series A	1,342,942
	Cherokee County, Georgia Water and Sewerage Authority Water and Sewerage Revenue Bonds (Refunding and Improvements) (NATL-RE Insured)
4,970,000	5.500%, 8/1/2018[b]	5,717,438
	Gainesville Redevelopment Authority Educational Facilities Refunding Revenue Bonds (Riverside Military Academy)
5,275,000	5.125%, 3/1/2027	4,336,841

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Georgia (2.1%) - continued
	Georgia General Obligation Bonds
$35,000	5.650%, 3/1/2012, Series Ba	$36,122
1,965,000	5.650%, 3/1/2012, Series B	2,027,506
3,500,000	5.000%, 8/1/2012, Series D	3,667,160
	Milledgeville and Baldwin County Development Authority Revenue Bonds (Georgia College and State University Foundation Property III, LLC Student Housing System)
2,500,000	5.500%, 9/1/2024[a]	2,892,525

	Total Georgia	29,347,715

Hawaii (2.0%)
	Hawaii Airports System Revenue Bonds
3,040,000	5.250%, 7/1/2030, Series A	3,133,662
	Hawaii State Harbor System Revenue Bonds
6,000,000	5.250%, 7/1/2030, Series A	6,211,200
	Honolulu, Hawaii Board of Water Supply Water System Revenue Bonds (NATL-RE Insured)
5,000,000	5.000%, 7/1/2036, Series Ab	5,091,200
	Honolulu, Hawaii General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
2,555,000	6.250%, 4/1/2014, Series Ab	2,926,727
	Honolulu, Hawaii General Obligation Bonds (NATL-RE Insured)
10,000,000	5.250%, 3/1/2027, Series Ab	10,468,600

	Total Hawaii	27,831,389

Illinois (8.9%)
	Broadview, Cook County, Illinois Tax Increment Revenue Bonds
700,000	5.250%, 7/1/2012	700,014
1,000,000	5.375%, 7/1/2015	1,000,000
	Chicago General Obligation Bonds (City Colleges of Chicago Capital Improvement) (NATL-RE FGIC Insured)
10,000,000	Zero Coupon, 1/1/2024[b]	4,978,100
	Chicago Parking Facilities Bonds (Lakefront Millennium) (NATL-RE Insured)
3,000,000	5.750%, 1/1/2029[a,b]	3,128,970
	Chicago Tax Increment Allocation Bonds (Near South Redevelopment Project) (ACA Insured)
7,200,000	Zero Coupon, 11/15/2014, Series Ab	6,114,456
	Chicago, Illinois Midway Airport Revenue Bonds
2,000,000	5.000%, 1/1/2034, Series Bd	2,183,020

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Illinois (8.9%) - continued
	Cook County, Illinois Community Consolidated School District No. 15 Limited Tax Capital Appreciation School Bonds (NATL-RE FGIC Insured)
$1,000,000	Zero Coupon, 12/1/2014[a,b]	$916,420
	Cook County, Illinois General Obligation Refunding Bonds (NATL-RE Insured)
2,500,000	6.250%, 11/15/2011, Series Ab	2,540,400
	Cook County, Illinois School District No. 99 (Cicero) General Obligation School Bonds (NATL-RE FGIC Insured)
1,250,000	8.500%, 12/1/2011[b]	1,279,725
1,565,000	8.500%, 12/1/2014[b]	1,877,953
1,815,000	8.500%, 12/1/2016[b]	2,336,105
	Illinois Educational Facilities Authority Revenue Bonds (Northwestern University)
4,900,000	5.250%, 11/1/2032[a]	5,814,879
	Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund, Inc. - University Center Project)
1,000,000	6.625%, 5/1/2017[a]	1,058,140
	Illinois Finance Authority Revenue Bonds (DePaul University)
4,000,000	6.000%, 10/1/2032, Series A	4,212,320
	Illinois Finance Authority Revenue Bonds (Rush University Medical Center)
3,000,000	7.250%, 11/1/2038, Series A	3,266,910
	Illinois Finance Authority Revenue Refunding Bonds (Rush University Medical Center) (NATL-RE Insured)
2,000,000	5.250%, 11/1/2035, Series Bb	1,928,120
	Illinois Health Facilities Authority Revenue Bonds (Advocate Health Care Network) (NATL-RE-IBC Insured)
660,000	5.250%, 8/15/2018, Series Bb	661,149
	Illinois Health Facilities Authority Revenue Bonds (Bethesda Home and Retirement Center)
1,600,000	6.250%, 9/1/2014, Series A	1,605,472
	Illinois Health Facilities Authority Revenue Bonds (Centegra Health System)
2,000,000	5.250%, 9/1/2018	2,001,600

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Illinois (8.9%) - continued
	Illinois Health Facilities Authority Revenue Bonds (Rush-Presbyterian-St. Luke’s Medical Center) (NATL-RE Insured)
$2,785,000	5.250%, 11/15/2014, Series Ab	$2,790,180
	Illinois Health Facilities Authority Revenue Refunding Bonds (Lutheran General Health System) (AGM-CR Insured)
2,000,000	6.000%, 4/1/2018, Series Cb	2,321,360
	Illinois Health Facilities Authority Revenue Refunding Bonds (Thorek Hospital and Medical Center)
3,900,000	5.250%, 8/15/2018	3,902,496
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds)
3,065,000	7.450%, 6/15/2012, Series L	3,239,245
	Illinois Sales Tax Revenue Bonds (Build Illinois Bonds) (NATL- RE-FGIC Insured)
7,975,000	5.750%, 6/15/2018, 2nd Series[b]	9,435,063
	Joliet Regional Port District, Illinois Marine Terminal Revenue Refunding Bonds (Exxon)
4,685,000	0.120%, 10/1/2024	4,685,000
	McHenry and Lake Counties, Illinois, Community High School District No. 157 General Obligation School Bonds (AGM Insured)
3,035,000	9.000%, 12/1/2017[b]	4,052,362
	McLean County, Illinois, Bloomington-Normal Airport Authority Passenger Facility Charge Revenue Bonds (Central Illinois Regional Airport)
4,000,000	6.050%, 12/15/2019, AMT	3,999,880
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE FGIC Insured)
885,000	5.500%, 6/15/2015, Series Ab	978,801
17,505,000	Zero Coupon, 6/15/2020, Series Ab	11,584,984
	Metropolitan Pier and Exposition Authority, Illinois Refunding Bonds (McCormick Place Expansion) (NATL-RE Insured)
7,000,000	Zero Coupon, 6/15/2020, Series Bb,c	7,169,400
3,100,000	Zero Coupon, 6/15/2024, Series Ab	1,523,123
2,000,000	Zero Coupon, 12/15/2024, Series Ab	955,900

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Illinois (8.9%) - continued
	Metropolitan Water Reclamation District of Greater Chicago General Obligation Refunding Bonds
$7,280,000	5.250%, 12/1/2032, Series C	$8,151,635
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Revenue Bonds
6,000,000	5.000%, 6/1/2017	6,447,540
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois Revenue Bonds (NATL-RE FGIC Insured)
3,000,000	6.700%, 11/1/2021, Series Ab	3,657,360
	University of Illinois Auxiliary Facilities System Revenue Bonds
2,500,000	5.750%, 4/1/2038, Series A	2,582,600

	Total Illinois	125,080,682

Indiana (1.7%)
	Ball State University Student Fee Bonds (FGIC Insured)
700,000	5.750%, 7/1/2020, Series Ka,b	716,100
	East Chicago Elementary School Building Corporation, Lake County, Indiana First Mortgage Refunding Bonds
815,000	6.250%, 1/5/2016	871,007
	Indiana Bond Bank Special Program Bonds (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Series D	7,207,690
	Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds (United States Steel Corporation)
2,000,000	6.000%, 12/1/2026	2,028,520
	Indiana Finance Authority Hospital Revenue Bonds (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Series A	1,628,370
	Indiana Health and Educational Facility Financing Authority Health System Revenue Refunding Bonds (Sisters of St. Francis Health Services, Inc.) (AGM Insured)
500,000	5.250%, 5/15/2041, Series Eb	489,635
	Indiana Transportation Finance Authority Highway Revenue Bonds
220,000	6.800%, 12/1/2016, Series A	246,431
	Indiana Transportation Finance Authority Highway Revenue Bonds (NATL-RE-IBC Insured)
2,900,000	7.250%, 6/1/2015, Series Ab	3,277,551
	Indianapolis Local Public Improvement Bond Bank Bonds (Waterworks)
5,000,000	5.750%, 1/1/2038, Series A	5,245,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Indiana (1.7%) - continued
	Purdue University Student Fee Bonds
$2,120,000	5.000%, 7/1/2020, Series La	$2,162,675

	Total Indiana	23,873,379

Iowa (0.5%)
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Revenue Bonds
3,165,000	5.400%, 6/1/2029	3,241,814
	Iowa Finance Authority Single Family Mortgage Bonds (GNMA/FNMA Collateralized)
5,000	5.000%, 1/1/2037, Series E, AMT[b]	5,005
	Waterloo Iowa Community School District Tax Revenue Refunding Bonds (School Infrastructure Sales, Services, and Use)
3,560,000	5.000%, 7/1/2029	3,559,822

	Total Iowa	6,806,641

Kansas (0.7%)
	Kansas Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail HealthCare, Inc.) (NATL-RE Insured)
90,000	5.375%, 11/15/2024, Series Ka,b	91,345
910,000	5.375%, 11/15/2024, Series Kb	911,374
	Kansas Development Finance Authority Revenue Bonds
3,500,000	5.000%, 5/15/2030, Series S	3,130,260
	Salina, Kansas Hospital Refunding and Improvement Revenue Bonds (Salina Regional Health Center, Inc.)
1,725,000	5.000%, 10/1/2036	1,686,239
	Sedgwick and Shawnee Counties, Kansas Single Family Mortgage Revenue Bonds (GNMA Collateralized)
120,000	6.700%, 6/1/2029, Series A- 2[b]	125,346
	Wyandotte County/Kansas City, Kansas Sales Tax Special Obligation Revenue Refunding Bonds (Redevelopment Project Area B)
3,610,000	5.000%, 12/1/2020	3,659,782

	Total Kansas	9,604,346

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Kentucky (0.9%)
	Kentucky Economic Development Finance Authority Hospital Revenue Bonds (Owensboro Medical Health System, Inc.)
$5,880,000	6.375%, 6/1/2040, Series A	$6,004,597
	Kentucky Economic Development Finance Authority Revenue Bonds (Louisville Arena Authority, Inc.) (AGM Insured)
1,000,000	6.000%, 12/1/2033, Series A- 1[b]	1,038,420
	Paducah, Kentucky Electric Plant Board Revenue Bonds (AGM Insured)
2,500,000	5.250%, 10/1/2035, Series Ab	2,558,375
	Pikeville, Kentucky Hospital Revenue Bonds (Pikeville Medical Center, Inc.)
3,500,000	6.500%, 3/1/2041	3,607,870

	Total Kentucky	13,209,262

Louisiana (3.1%)
	Louisiana Public Facilities Authority Revenue Bonds (University of New Orleans Research and Technology Foundation, Inc. - Student Housing) (NATL-RE Insured)
4,745,000	5.250%, 3/1/2031[b]	4,803,791
	Louisiana State Gas and Fuels Tax Revenue Bonds
5,000,000	5.000%, 5/1/2033, Series B	5,178,750
7,000,000	5.000%, 5/1/2045, Series B	7,128,520
	New Orleans, Louisiana General Obligation Refunding Bonds (AMBAC Insured)
6,500,000	Zero Coupon, 9/1/2012[b]	6,353,945
	Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)
2,605,000	8.000%, 12/1/2012, Series Ab,e	2,742,023
	St. John the Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corporation)
13,000,000	5.125%, 6/1/2037, Series A	12,451,790
	St. Tammany Parish, Louisiana Utilities Revenue Bonds
2,000,000	5.500%, 8/1/2035, Series B	2,064,420
	Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
3,160,000	5.500%, 5/15/2030, Series 2001 B	3,161,643

	Total Louisiana	43,884,882

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Maryland (0.5%)
	Maryland Economic Development Corporation Student Housing Revenue Bonds (University Village at Sheppard Pratt) (ACA Insured)
$1,550,000	6.000%, 7/1/2033[b]	$1,253,547
	Maryland Health and Higher Educational Facilities Authority Revenue Bonds (University of Maryland Medical Systems)
1,000,000	6.000%, 7/1/2022[a]	1,052,770
	Morgan State University Academic Fees and Auxiliary Facilities Fees Revenue Refunding Bonds (NATL-RE Insured)
3,705,000	6.050%, 7/1/2015[b]	4,105,325

	Total Maryland	6,411,642

Massachusetts (3.5%)
	Massachusetts Bay Transportation Authority Sales Tax Bonds (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Series Bb	6,020,100
	Massachusetts Bay Transportation Authority Sales Tax Revenue Bonds
6,000,000	5.250%, 7/1/2031, Series A	6,817,860
	Massachusetts Development Finance Agency Revenue Bonds (Devens Electric Systems)
725,000	5.625%, 12/1/2016	733,359
	Massachusetts General Obligation Bonds (NATL-RE FGIC-TCRS Insured)
4,935,000	5.250%, 1/1/2013, Series Ab	5,272,159
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Massachusetts Institute of Technology)
15,000,000	5.250%, 7/1/2033, Series L	17,549,550
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Partners Healthcare System, Inc.)
35,000	6.000%, 7/1/2016, Series C	35,457
	Massachusetts Health and Educational Facilities Authority Revenue Bonds (Tufts University)
5,400,000	5.500%, 2/15/2028, Series M	6,322,590
	Massachusetts Water Pollution Abatement Trust Pool Program Refunding Bonds
5,000,000	5.000%, 8/1/2024	5,892,350

	Total Massachusetts	48,643,425

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Michigan (2.1%)
	East Lansing Building Authority, Ingham and Clinton Counties, Michigan Building Authority Bonds (General Obligation Limited Tax)
$2,000,000	5.700%, 4/1/2020	$2,325,840
	Grand Valley State University General Revenue Bonds
1,000,000	5.750%, 12/1/2034	1,039,830
	Kalamazoo Hospital Finance Authority Hospital Revenue Bonds (AGM Insured)
4,000,000	5.250%, 5/15/2036[b]	3,934,320
	Kalamazoo Hospital Finance Authority Hospital Revenue Refunding Bonds (Bronson Methodist Hospital) (AGM Insured)
3,250,000	5.000%, 5/15/2026, Series Ab	3,324,782
	Michigan Public Power Agency Revenue Bonds (Combustion Turbine No. 1) (AMBAC Insured)
1,380,000	5.250%, 1/1/2016, Series Ab	1,395,208
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Crittenton Hospital Medical Center)
2,750,000	5.500%, 3/1/2022, Series A	2,763,035
	Michigan State Hospital Finance Authority Hospital Revenue and Refunding Bonds (Sisters of Mercy Health Corporation) (NATL-RE Insured)
2,600,000	5.375%, 8/15/2014, Series Pa,b	2,753,894
80,000	5.375%, 8/15/2014, Series Pa,b	84,735
	Michigan State Trunk Line Fund Refunding Bonds (AGM Insured)
5,000,000	5.000%, 11/1/2022[b]	5,376,950
	Rochester Community School District, Oakland and Macomb Counties, Michigan School Building and Site General Obligation Bonds (NATL-RE Q- SBLF Insured)
4,500,000	5.000%, 5/1/2019[b]	4,960,620
	Sault Ste. Marie Chippewa Indians Housing Authority Health Facility Revenue Bonds (Tribal Health and Human Services Center)
1,320,000	7.750%, 9/1/2012	1,325,676

	Total Michigan	29,284,890

Minnesota (2.7%)
	Baytown Township, Minnesota Lease Revenue Bonds (St. Croix Preparatory Academy)
1,000,000	7.000%, 8/1/2038, Series A	974,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Minnesota (2.7%) - continued
	Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority Health care Facility Revenue Bonds (HealthPartners)
$800,000	6.000%, 12/1/2021	$823,688
	Minneapolis-St. Paul Metropolitan Airports Commission Airport Revenue Bonds (NATL-RE FGIC Insured)
4,750,000	5.000%, 1/1/2031, Series Cb	4,770,472
	Minnesota Agricultural and Economic Development Board Health Care System Revenue Bonds (Fairview Hospital and Healthcare Services) (NATL-RE Insured)
85,000	5.750%, 11/15/2026, Series Ab	85,043
	Minnesota Higher Education Facilities Authority Revenue Bond (College of St. Scholastica, Inc.)
1,800,000	6.300%, 12/1/2040, Series 7J	1,870,632
	Minnesota Higher Education Facilities Authority Revenue Bonds
1,575,000	5.250%, 12/1/2035, Series H	1,541,011
	Minnesota Higher Education Facilities Authority Revenue Bonds (University of St. Thomas)
530,000	5.250%, 10/1/2019, Series 5-Y	570,667
	North Oaks, Minnesota Senior Housing Revenue Bonds (Presbyterian Homes of North Oaks, Inc.)
2,000,000	6.125%, 10/1/2039	1,977,320
	Northern Municipal Power Agency, Minnesota Electric System Revenue Bonds (AMBAC Insured)
2,000,000	5.000%, 1/1/2026, Series Ab	2,101,660
	Northfield, Minnesota Hospital Revenue Bonds
1,000,000	6.000%, 11/1/2021, Series Ca	1,014,040
1,300,000	6.000%, 11/1/2026, Series Ca	1,318,252
2,040,000	6.000%, 11/1/2031, Series Ca	2,068,642
	Rochester, Minnesota Health Care Facilities Revenue Bonds (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	977,080
	St. Cloud, Minnesota Health Care Revenue Bonds (CentraCare Health System)
2,000,000	5.125%, 5/1/2030, Series A	2,028,700
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services)
2,000,000	5.250%, 7/1/2030, Series Ba	2,254,960
1,000,000	5.750%, 7/1/2030, Series C	1,027,450

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Minnesota (2.7%) - continued
	St. Louis Park, Minnesota Health Care Facilities Revenue Refunding Bonds (Park Nicollet Health Services) - continued
$5,500,000	5.750%, 7/1/2039	$5,576,395
	St. Paul, Minnesota Housing and Redevelopment Authority Educational Facility Revenue Refunding Bonds (Saint Paul Academy and Summit School)
4,000,000	5.000%, 10/1/2024	4,200,720
	St. Paul, Minnesota Housing and Redevelopment Authority Health Care Facility Revenue Bonds (HealthPartners)
230,000	5.250%, 5/15/2019	237,797
1,500,000	5.250%, 5/15/2036	1,433,835
	White Earth Band of Chippewa Indians Revenue Bonds (ACA Insured)
1,150,000	7.000%, 12/1/2011, Series Ab,e	1,157,349

	Total Minnesota	38,009,723

Missouri (1.2%)
	Jackson County, Missouri Special Obligation Bonds (Harry S. Truman Sports Complex) (AMBAC Insured)
7,500,000	5.000%, 12/1/2027[b]	7,693,275
	Missouri Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized)
65,000	7.450%, 9/1/2031, Series B-1, AMT[b]	66,890
120,000	7.150%, 3/1/2032, Series C-1, AMT[b]	123,918
	Missouri State Environmental Improvement and Energy Resources Authority Water Pollution Revenue Bonds
825,000	5.250%, 1/1/2018[a]	882,461
175,000	5.250%, 1/1/2018	183,775
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Barnes-Jewish, Inc./Christian Health Services)
3,000,000	5.250%, 5/15/2014, Series A	3,202,500
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (BJC Health System)
2,500,000	5.000%, 5/15/2020, Series A	2,656,275

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Missouri (1.2%) - continued
	Missouri State Health and Educational Facilities Authority Health Facilities Revenue Bonds (Lake Regional Health System)
$1,500,000	5.600%, 2/15/2025	$1,515,105

	Total Missouri	16,324,199

Montana (0.5%)
	Montana Board of Housing Single Family Mortgage Bonds
15,000	6.000%, 6/1/2016, Series A-1	15,008
45,000	6.250%, 6/1/2019, Series A-2, AMT	45,043
	Montana Facility Finance Authority Hospital Facilities Revenue Bonds (St. Peter’s Hospital)
3,860,000	5.250%, 6/1/2018	4,013,782
	Montana Facility Finance Authority Revenue Bonds (Providence Health & Services)
2,830,000	5.000%, 10/1/2024	2,970,057

	Total Montana	7,043,890

Nebraska (1.4%)
	Douglas County, Nebraska Hospital Authority No. 3 Health Facilities Refunding and Revenue Bonds (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048	1,978,580
	Nebraska Public Power District General Revenue Bonds (AMBAC Insured)
2,500,000	5.000%, 1/1/2013, Series Bb	2,653,950
	Omaha, Nebraska Public Power District Electric System Revenue Bonds
920,000	6.150%, 2/1/2012, Series Ba	947,269
5,780,000	5.000%, 2/1/2046, Series A	5,828,494
	Omaha, Nebraska Special Obligation Bonds (Riverfront Redevelopment)
1,675,000	5.500%, 2/1/2015, Series A	1,728,332
	University of Nebraska Student Fees and Facilities Revenue Bonds
5,000,000	5.000%, 7/1/2023, Series B	5,284,600
	University of Nebraska Student Housing Revenue Bonds
1,680,000	5.000%, 5/15/2040, Series B	1,750,190

	Total Nebraska	20,171,415

New Hampshire (0.2%)
	New Hampshire State Turnpike System Revenue Refunding Bonds
2,000,000	5.000%, 10/1/2019[f]	2,234,780

	Total New Hampshire	2,234,780

Principal Amount	Long-Term Fixed Income (99.0%)	Value

New Jersey (1.5%)
	Hudson County, New Jersey Refunding Certificates of Participation (NATL-RE Insured)
$2,000,000	6.250%, 12/1/2015[b]	$2,243,740
	New Jersey Educational Facilities Authority Revenue Refunding Bonds (Kean University)
1,000,000	5.500%, 9/1/2036, Series A	1,044,330
	New Jersey General Obligation Bonds (AMBAC Insured)
1,000,000	5.250%, 7/15/2018, Series Lb	1,185,640
	New Jersey Transportation Trust Fund Authority Revenue Bonds
1,500,000	5.000%, 6/15/2026, Series A	1,550,685
	New Jersey Transportation Trust Fund Authority Transportation System Bonds (AGM Insured)
5,000,000	5.500%, 12/15/2016, Series Ab	5,839,050
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS Insured)
260,000	6.500%, 1/1/2016, Series Ca,b	291,577
745,000	6.500%, 1/1/2016, Series Cb	832,880
	New Jersey Turnpike Authority Turnpike Revenue Bonds (AMBAC-TCRS-BNY Insured)
3,695,000	6.500%, 1/1/2016, Series Ca,b	4,143,758
	Ocean County, New Jersey Utilities Authority Wastewater Revenue Bonds (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[b]	3,816,890

	Total New Jersey	20,948,550

New Mexico (0.9%)
	Jicarilla, New Mexico Apache Nation Revenue Bonds
3,500,000	5.500%, 9/1/2023, Series A	3,627,330
	Sandoval County, New Mexico Incentive Payment Refunding Revenue Bonds
9,000,000	5.000%, 6/1/2020	9,452,970

	Total New Mexico	13,080,300

New York (5.3%)
	Metropolitan Transportation Authority State Service Contract Refunding Bonds
5,000,000	5.500%, 7/1/2017, Series A	5,992,550
	Metropolitan Transportation Authority Transit Facilities Service Contract Bonds
1,340,000	5.750%, 7/1/2013, Series Oa	1,414,276
	New York City General Obligation Bonds
12,000,000	5.250%, 8/1/2017, Series B	13,320,360
220,000	5.500%, 8/1/2022, Series Aa	242,500
1,530,000	5.500%, 8/1/2022, Series A	1,640,726

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

New York (5.3%) - continued
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds
$11,000,000	5.750%, 6/15/2040, Series A	$12,041,590
2,000,000	5.375%, 6/15/2043, Series EE	2,115,200
	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds (AMBAC Insured)
2,000,000	5.875%, 6/15/2012, Series Aa,b	2,098,220
	New York City Transitional Finance Authority Future Tax Secured Refunding Bonds
2,540,000	5.375%, 11/15/2021, Series Aa	2,710,078
8,940,000	5.500%, 11/1/2026, Series Ac	9,048,085
	New York State Dormitory Authority State Personal Income Tax Revenue Bonds
5,125,000	5.000%, 2/15/2029, Series A	5,479,496
	New York State Dormitory Authority State University Educational Facilities Revenue Bonds
2,000,000	7.500%, 5/15/2013, Series A	2,228,400
5,000,000	5.875%, 5/15/2017, Series A	5,850,700
4,000,000	5.250%, 11/15/2023, Series Bd	4,150,920
	New York State Local Government Assistance Corporation Refunding Bonds (NATL-RE-IBC Insured)
2,000,000	5.250%, 4/1/2016, Series Eb	2,291,700
	New York State Urban Development Corporation State Personal Income Tax Revenue Bonds (State Facilities and Equipment)
3,870,000	5.000%, 3/15/2036, Series B-1	3,983,352

	Total New York	74,608,153

North Carolina (2.4%)
	North Carolina Eastern Municipal Power Agency Power System Revenue Bonds
5,000,000	5.500%, 1/1/2014, Series D	5,515,700
4,000,000	5.375%, 1/1/2017, Series C	4,186,280
7,170,000	5.250%, 1/1/2020, Series A	7,945,507
1,535,000	5.500%, 1/1/2021, Series B	1,537,195
2,000,000	5.000%, 1/1/2026, Series B	2,075,120
1,475,000	6.000%, 1/1/2026, Series Aa	1,897,131
	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Bonds
3,200,000	5.000%, 1/1/2025, Series A	3,403,392
1,250,000	5.000%, 1/1/2030, Series A	1,285,787
	Raleigh-Durham, North Carolina Airport Authority Revenue Bonds
4,435,000	5.000%, 5/1/2036, Series A	4,506,936

Principal Amount	Long-Term Fixed Income (99.0%)	Value

North Carolina (2.4%) - continued
	Wake County Industrial Facilities and Pollution Control Financing Authority Pollution Control Revenue Refunding Bonds (Carolina Power & Light Company)
$1,000,000	5.375%, 2/1/2017	$1,027,080

	Total North Carolina	33,380,128

North Dakota (0.8%)
	North Dakota Public Finance Authority (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Series Af	1,609,682
	South Central Regional Water District, North Dakota Utility System Revenue Bonds (Refunding and Northern Burleigh County Expansion)
2,945,000	5.650%, 10/1/2029, Series A	3,044,423
	Ward County, North Dakota Health Care Facilities Refunding Revenue Bonds (Trinity)
3,035,000	6.250%, 7/1/2021, Series B	3,037,094
	Ward County, North Dakota Health Care Facilities Revenue Bonds (Trinity)
2,895,000	5.125%, 7/1/2025	2,812,174

	Total North Dakota	10,503,373

Ohio (2.7%)
	Akron, Ohio Non-Tax Revenue Economic Development Bonds (NATL-RE Insured)
600,000	6.000%, 12/1/2012[b]	610,176
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Asset-Backed Bonds
6,455,000	5.125%, 6/1/2024, Series A-2	5,214,284
	Lorain County, Ohio Hospital Facilities Revenue Refunding and Improvement Bonds (Catholic Healthcare Partners)
2,000,000	5.400%, 10/1/2021, Series A	2,029,420
	Lorain County, Ohio Port Authority Recovery Zone Facility Revenue Bonds (United States Steel Corporation)
2,500,000	6.750%, 12/1/2040	2,579,925
	Lucas County, Ohio Health Care Facilities Revenue Refunding and Improvement Bonds
2,000,000	6.550%, 8/15/2024, Series A	2,002,180
	Ohio Higher Educational Facility Commission Revenue Bonds (Case Western Reserve University)
2,000,000	6.500%, 10/1/2020, Series B	2,435,440
	Ohio Higher Educational Facility Commission Revenue Bonds (Kenyon College)
4,740,000	5.250%, 7/1/2044	4,659,562

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Ohio (2.7%) - continued
	Ohio Turnpike Commission Turnpike Revenue Refunding Bonds (NATL-RE FGIC Insured)
$2,000,000	5.500%, 2/15/2024, Series Ab	$2,314,840
10,000,000	5.500%, 2/15/2026, Series Ab	11,509,500
	Port of Greater Cincinnati Development Authority Economic Development Revenue Bonds (Sisters of Mercy of the Americas, Regional Community of Cincinnati)
1,750,000	5.000%, 10/1/2025	1,752,240
	University of Cincinnati General Receipts Bonds (AMBAC Insured)
2,545,000	5.000%, 6/1/2016, Series Db	2,783,238

	Total Ohio	37,890,805

Oklahoma (0.2%)
	Oklahoma Development Finance Authority Hospital Revenue Refunding Bonds (Unity Health Center)
1,040,000	5.000%, 10/1/2011	1,047,436
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Homeownership Loan Program)
5,000	7.550%, 9/1/2028, Series C- 2, AMT	5,017
	Oklahoma Housing Finance Agency Single Family Mortgage Revenue Bonds (Homeownership Loan Program) (GNMA/FNMA Collateralized)
75,000	7.100%, 9/1/2028, Series D- 2, AMT[b]	76,577
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds
1,500,000	6.000%, 1/1/2038, Series A	1,605,075
	Oklahoma Municipal Power Authority Power Supply System Revenue Bonds (NATL- RE Insured)
530,000	5.875%, 1/1/2012, Series Bb	541,681

	Total Oklahoma	3,275,786

Oregon (0.2%)
	Clackamas County, Oregon Hospital Facility Authority Revenue Bonds (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Series A	307,755

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Oregon (0.2%) - continued
	Salem-Keizer School District No. 24J, Marion and Polk Counties, Oregon General Obligation Bonds
$5,000,000	Zero Coupon, 6/15/2028, Series B	$2,399,700

	Total Oregon	2,707,455

Pennsylvania (2.9%)
	Allegheny County Hospital Development Authority Revenue Bonds (University of Pittsburgh Medical Center)
3,000,000	5.000%, 6/15/2018, Series B	3,419,640
2,000,000	5.625%, 8/15/2039	2,051,240
	Cornwall-Lebanon School District, Lebanon County, Pennsylvania General Obligation Notes (AGM Insured)
2,000,000	Zero Coupon, 3/15/2016[b]	1,800,440
1,520,000	Zero Coupon, 3/15/2017[b]	1,313,979
	Cumberland County Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,750,000	5.000%, 1/1/2027	2,546,198
2,000,000	5.000%, 1/1/2036	1,704,220
	Cumberland County, Pennsylvania Municipal Authority Revenue Bonds (Diakon Lutheran Social Ministries)
2,000,000	6.125%, 1/1/2029	2,027,760
	Delaware County, Pennsylvania Industrial Development Authority Airport Facilities Revenue Bonds
3,100,000	0.200%, 12/1/2015	3,100,000
	Lancaster County Hospital Authority Hospital Revenue Bonds (Lancaster General Hospital)
2,000,000	5.500%, 3/15/2026[a]	2,205,800
	Lycoming County Authority Health System Revenue Bonds (Susquehanna Health System)
5,795,000	5.750%, 7/1/2039, Series A	5,516,840
	Pennsylvania Turnpike Commission Turnpike Revenue Bonds (AGM Insured)
8,000,000	Zero Coupon, 6/1/2033, Series Cb,c	6,359,600
5,000,000	6.250%, 6/1/2038, Series C	5,351,400
	Philadelphia Authority for Industrial Development Revenue Bonds (Please Touch Museum)
2,000,000	5.250%, 9/1/2026	1,722,180

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Pennsylvania (2.9%) - continued
	York County, Pennsylvania Solid Waste and Refuse Authority Solid Waste System Refunding Revenue Bonds (NATL-RE FGIC Insured)
$1,000,000	5.500%, 12/1/2012[b]	$1,059,880

	Total Pennsylvania	40,179,177

Puerto Rico (1.2%)
	Puerto Rico Electric Power Authority Power Revenue Bonds
10,000,000	5.250%, 7/1/2040, Series XX	9,710,000
	Puerto Rico Industrial, Tourist, Educational, Medical, and Environmental Control Facilities Financing Authority Cogeneration Facility Revenue Bonds (AES Puerto Rico)
7,655,000	6.625%, 6/1/2026, AMT	7,662,808

	Total Puerto Rico	17,372,808

South Carolina (1.4%)
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Memorial Hospital)
1,000,000	5.500%, 10/1/2026	1,000,650
	Greenwood County, South Carolina Hospital Facilities Revenue Bonds (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039	2,212,943
	Piedmont, South Carolina Municipal Power Agency Electric Revenue Bonds (NATL- RE FGIC Insured)
4,000,000	6.250%, 1/1/2021[b]	4,853,920
	South Carolina Jobs-Economic Development Authority Hospital Refunding and Improvement Revenue Bonds (Palmetto Health Alliance)
4,895,000	6.875%, 8/1/2027, Series Ca	5,503,057
605,000	6.875%, 8/1/2027, Series Ca	680,153
	South Carolina Public Service Authority Revenue Obligations (Santee Cooper)
2,500,000	5.500%, 1/1/2038, Series A	2,604,775
	Spartanburg, South Carolina Water System Revenue Bonds (FGIC Insured)
2,000,000	5.250%, 6/1/2028[a,b]	2,262,780

	Total South Carolina	19,118,278

South Dakota (0.9%)
	South Dakota Educational Enhancement Funding Corporation Tobacco Settlement Asset-Backed Bonds
5,000,000	6.500%, 6/1/2032, Series B	5,081,000

Principal Amount	Long-Term Fixed Income (99.0%)	Value
South Dakota (0.9%) - continued
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Prairie Lakes Health Care System)
$1,170,000	5.625%, 4/1/2032[a]	$1,272,129
	South Dakota Health and Educational Facilities Authority Revenue Bonds (Sanford Health)
5,000,000	5.000%, 11/1/2040	4,872,150
1,250,000	5.500%, 11/1/2040	1,274,775

	Total South Dakota	12,500,054

Tennessee (1.2%)
	Jackson, Tennessee Hospital Revenue Refunding and Improvement Bonds (Jackson- Madison County General Hospital)
2,000,000	5.625%, 4/1/2038	2,050,580
3,450,000	5.750%, 4/1/2041	3,559,330
	Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
4,500,000	5.050%, 9/1/2012	4,671,585
2,000,000	5.350%, 9/1/2012	2,082,640
	Nashville and Davidson Counties Industrial Development Board Multifamily Housing Revenue Refunding Bonds (Beechwood Terrace Apartments) (GNMA Collateralized)
4,155,000	6.625%, 3/20/2036, Series Ab	4,282,559

	Total Tennessee	16,646,694

Texas (10.5%)
	Alliance Airport Authority, Inc. Special Facilities Revenue Refunding Bonds (Federal Express Corporation)
10,285,000	4.850%, 4/1/2021, AMT	10,556,010
	Amarillo Health Facilities Corporation Hospital Revenue Bonds (Baptist St. Anthony’s Hospital Corporation) (AGM Insured)
2,000,000	5.500%, 1/1/2017[b]	2,108,760
	Austin, Texas Combined Utility Systems Revenue Refunding Bonds (NATL-RE FGIC-TCRS Insured)
1,665,000	6.000%, 11/15/2013[b]	1,719,362
	Bexar County Housing Finance Corporation Multifamily Housing Revenue Bonds (Dymaxion and Marbach Park Apartments) (NATL-RE Insured)
1,930,000	6.000%, 8/1/2023, Series Ab	1,842,745

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Texas (10.5%) - continued
	Bluebonnet Trails Community Mental Health and Mental Retardation Center Revenue Bonds
$1,000,000	6.125%, 12/1/2016	$1,003,850
	Clifton Higher Education Finance Corporation Education Revenue Bonds (Uplift Education)
4,000,000	6.250%, 12/1/2045, Series A	3,733,560
	Corpus Christi, Texas General Improvement Refunding Bonds (AGM Insured)
135,000	5.000%, 3/1/2012, Series Ab	138,748
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (NATL- RE Insured)
1,000,000	5.500%, 11/1/2016, Series A, AMT[b]	1,041,260
500,000	5.500%, 11/1/2017, Series A, AMT[b]	516,810
	Dallas and Fort Worth, Texas Joint Revenue Improvement and Refunding Bonds (Dallas/Fort Worth International Airport) (XLCA Insured)
9,750,000	6.125%, 11/1/2018, Series C- 2, AMT[b]	9,781,102
	Dallas Independent School District, Dallas County, Texas Unlimited Tax School Building Bonds (PSF-GTD Insured)
10,000,000	6.375%, 2/15/2034[b]	11,596,300
	Deer Park Independent School District, Harris County, Texas School Building Refunding Bonds (PSF-GTD Insured)
1,375,000	5.000%, 2/15/2013[b]	1,470,054
	Denton, Texas Utility System Revenue Bonds (AGM Insured)
3,210,000	5.250%, 12/1/2015, Series Aa,b	3,422,598
	Harris County Health Facilities Development Corporation Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System)
2,000,000	7.250%, 12/1/2035, Series B	2,213,620
	Harris County, Texas General Obligation and Revenue Refunding Bonds (NATL-RE Insured)
7,000,000	Zero Coupon, 8/15/2024[b]	4,324,250
	Harris County, Texas Toll Road Revenue and Refunding Bonds
6,500,000	5.250%, 8/15/2047, Series B	6,661,070

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Texas (10.5%) - continued
	Houston, Texas Airport System Revenue Bonds (AGM Insured)
$2,000,000	5.625%, 7/1/2030, Series A, AMT[b]	$2,000,480
	Houston, Texas Water and Sewer System Revenue Refunding Bonds (AGM Insured)
10,000,000	5.750%, 12/1/2032, Series Aa,b	12,330,300
	Lewisville Independent School District, Denton County, Texas Unlimited Tax School Building and Refunding Bonds (PSF- GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[b]	4,190,878
	Lower Colorado River Authority, Texas Unrefunded Balance Revenue Bonds (AGM Insured)
215,000	5.875%, 5/15/2015, Series Ab	215,783
	North East Independent School District, Bexar County, Texas Unlimited Tax Refunding Bonds (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[b]	5,875,750
2,000,000	5.250%, 2/1/2029[b]	2,337,280
	North Texas Health Facilities Development Corporation Hospital Revenue Bonds (United Regional Healthcare System, Inc.)
2,600,000	6.000%, 9/1/2023[a]	2,889,458
	North Texas Tollway Authority System Revenue Refunding Bonds
1,000,000	5.625%, 1/1/2033, Series A	1,029,450
	North Texas Tollway Authority System Revenue Refunding Bonds (AGM Insured)
5,000,000	Zero Coupon, 1/1/2028, Series Db	1,928,600
24,125,000	Zero Coupon, 1/1/2034, Series Db	5,815,572
	Pharr, Texas Higher Education Finance Authority Education Revenue Bonds (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Series A	2,460,150
2,000,000	6.500%, 8/15/2039, Series A	2,002,400
	Ridge Parc Development Corporation Multifamily Housing Revenue Bonds (GNMA Collateralized)
1,000,000	6.100%, 6/20/2033[b]	1,052,230
2,795,000	6.150%, 11/20/2041[b]	2,914,039
	San Antonio, Texas General Obligation Bonds
425,000	5.250%, 2/1/2014	426,475
	San Antonio, Texas Water System Revenue Refunding Bonds (AGM Insured)
1,000,000	5.500%, 5/15/2018[b]	1,035,330
1,000,000	5.500%, 5/15/2019[b]	1,034,530
1,000,000	5.500%, 5/15/2020[b]	1,034,210

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Texas (10.5%) - continued
	San Juan, Texas Higher Education Finance Authority Education Revenue Bonds (IDEA Public Schools)
$2,000,000	6.700%, 8/15/2040, Series A	$2,044,740
	San Leanna Education Facilities Corporation Higher Education Revenue Bonds (Saint Edward’s University)
1,160,000	5.125%, 6/1/2024	1,168,920
1,000,000	5.125%, 6/1/2027	978,190
	Southeast Texas Housing Finance Corporation Single Family Mortgage Revenue Bonds (NATL-RE Insured)
11,615,000	Zero Coupon, 9/1/2017[a,b]	10,391,360
	Southwest Higher Education Authority, Inc. Higher Education Revenue Bonds (Southern Methodist University)
1,500,000	5.000%, 10/1/2041	1,533,090
	Tarrant County College District, Texas General Obligation Refunding Bonds
1,410,000	5.375%, 2/15/2013	1,515,990
	Tarrant County Cultural Education Facilities Finance Corporation Hospital Revenue Bonds (Hendrick Medical Center) (AGM Insured)
1,250,000	5.250%, 9/1/2026, Series Bb	1,301,687
2,000,000	5.250%, 9/1/2027, Series Bb	2,073,140
1,000,000	5.250%, 9/1/2028, Series Bb	1,035,220
	Tarrant County Cultural Education Facilities Finance Corporation Refunding Revenue Bonds (Texas Health Resources System)
2,000,000	5.000%, 2/15/2023, Series A	2,090,280
	Westlake, Texas Certificates of Obligation
315,000	6.500%, 5/1/2013	342,468
350,000	6.500%, 5/1/2015	393,946
335,000	6.500%, 5/1/2017a	389,116
1,650,000	5.750%, 5/1/2024	1,752,910
2,000,000	5.800%, 5/1/2032a	2,285,000
	Wylie, Texas Independent School District General Obligation Bonds (PSF-GTD Insured)
430,000	6.875%, 8/15/2014[b]	444,818
745,000	6.875%, 8/15/2014[a,b]	746,669
3,280,000	7.000%, 8/15/2024[b]	3,363,705

	Total Texas	146,554,263

Utah (0.7%)
	Riverton, Utah Hospital Revenue Bonds (IHC Health Services, Inc.)
3,000,000	5.000%, 8/15/2041	2,995,320

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Utah (0.7%) - continued
	Utah Associated Municipal Power Systems Revenue and Refunding Bonds (Central-St. George Transmission)
$6,000,000	5.250%, 12/1/2027	$6,203,940
	Utah State Charter School Finance Authority Charter School Revenue Bonds (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	939,830

	Total Utah	10,139,090

Virginia (1.2%)
	Fairfax County, Virginia Industrial Development Authority Health Care Revenue Bonds (Inova Health System)
1,000,000	5.000%, 5/15/2025, Series C	1,062,820
	Fairfax County, Virginia Industrial Development Authority Hospital Revenue Refunding Bonds (Inova Health System Hospitals)
2,500,000	5.250%, 8/15/2019	2,792,875
	Tobacco Settlement Financing Corporation Tobacco Settlement Asset-Backed Bonds
515,000	5.250%, 6/1/2019[a]	535,616
	Virginia Commonwealth Transportation Board Revenue Bonds
10,000,000	5.000%, 5/15/2034	10,619,300
	Virginia Port Authority Port Facilities Revenue Refunding Bonds
2,000,000	5.000%, 7/1/2040	2,028,620

	Total Virginia	17,039,231

Washington (5.0%)
	Energy Northwest Columbia Generating Station Refunding Electric Revenue Bonds (NATL- RE Insured)
1,000,000	5.750%, 7/1/2018, Series Ab	1,045,680
	Franklin County, Washington, Pasco School District No. 1 Unlimited Tax General Obligation Bonds (NATL-RE Insured)
6,000,000	5.250%, 12/1/2022[b]	6,562,740
	FYI Properties Lease Revenue Bonds (State of Washington DIS)
2,500,000	5.500%, 6/1/2034	2,583,225
	King County, Washington Sewer Revenue Refunding Bonds (AGM Insured)
10,000,000	5.500%, 1/1/2013, Series Bb	10,213,000
	Tobacco Settlement Authority Tobacco Settlement Asset- Backed Bonds

7,005,000	6.500%, 6/1/2026	7,113,578

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Washington (5.0%) - continued
	Washington Economic Development Finance Authority Lease Revenue Bonds (Washington Biomedical Research Properties II) (NATL-RE Insured)
$5,620,000	5.000%, 6/1/2030[b]	$5,771,290
	Washington General Obligation Bonds
2,000,000	6.000%, 6/1/2012, Series B & AT-7	2,095,720
25,000	5.750%, 10/1/2012, Series 93Aa	25,795
1,290,000	5.750%, 10/1/2012, Series 93A	1,330,300
4,135,000	6.750%, 2/1/2015, Series A	4,455,545
	Washington General Obligation Bonds (AGM Insured)
5,000,000	5.000%, 7/1/2021, Series 2007Ab	5,549,800
	Washington Health Care Facilities Authority Revenue Bonds
2,500,000	5.250%, 12/1/2030, Series A	2,380,275
5,000,000	5.250%, 10/1/2032, Series A	5,179,100
	Washington Health Care Facilities Authority Revenue Bonds (Kadlec Medical Center) (AGM Insured)
1,000,000	5.000%, 12/1/2030, Series A	998,700
	Washington Health Care Facilities Authority Revenue Bonds (Seattle Cancer Care Alliance)
5,000,000	7.375%, 3/1/2038	5,461,050
	Washington Health Care Facilities Authority Revenue Bonds (Swedish Health Services) (AMBAC Insured)
2,000,000	5.125%, 11/15/2018[b]	2,004,700
	Washington Higher Education Facilities Authority Refunding Revenue Bonds (Gonzaga University)
5,325,000	5.000%, 4/1/2029, Series B	5,351,572
	Washington Higher Education Facilities Authority Revenue and Refunding Revenue Bonds (Whitworth University)
1,290,000	5.875%, 10/1/2034	1,300,268
1,000,000	5.625%, 10/1/2040	955,170

	Total Washington	70,377,508

Wisconsin (1.6%)
	Monroe, Wisconsin Redevelopment Authority Development Revenue Bonds (Monroe Clinic, Inc.)
3,500,000	5.875%, 2/15/2039	3,503,080

Principal Amount	Long-Term Fixed Income (99.0%)	Value

Wisconsin (1.6%) - continued
	Wisconsin Health and Educational Facilities Authority Revenue and Refunding Bonds (Wheaton Franciscan Services, Inc.)
$6,000,000	5.750%, 8/15/2025[a]	$6,238,980
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin, Inc.)
2,000,000	5.750%, 6/1/2034	2,046,880
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Eagle River Memorial Hospital, Inc.) (Radian Insured)
1,000,000	5.750%, 8/15/2020[b]	1,010,810
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Marshfield Clinic)
2,000,000	6.000%, 2/15/2025, Series B	2,006,600
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Thedacare, Inc.)
5,000,000	5.500%, 12/15/2038, Series A	5,002,950
	Wisconsin Health and Educational Facilities Authority Revenue Bonds (Watertown Memorial Hospital, Inc.) (Radian Insured)
2,000,000	5.500%, 8/15/2029[b]	1,937,740
	Wisconsin Health and Educational Facilities Authority Revenue Refunding Bonds (Marquette University)
1,000,000	5.000%, 10/1/2033, Series B- 1	999,930

	Total Wisconsin	22,746,970

Wyoming (0.9%)
	Lincoln County, Wyoming Pollution Control Revenue Bonds (Exxon)
3,225,000	0.120%, 11/1/2014, Series B	3,225,000
	Wyoming Municipal Power Agency Power Supply System Revenue Bonds
3,270,000	5.375%, 1/1/2042, Series A	3,298,939
	Wyoming State Farm Loan Board Capital Facilities Refunding Revenue Bonds
5,825,000	5.750%, 10/1/2020	6,701,954

	Total Wyoming	13,225,893

	Total Long-Term Fixed Income (cost $1,328,355,144)	1,385,740,148

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Short-Term Investments (0.5%)[g]	Value

	Federal Home Loan Bank
$6,630,000	0.045%, 8/24/2011[h]	$6,629,793

	Total Short-Term Investments (at amortized cost)	6,629,793

	Total Investments (cost $1,334,984,937) 99.5%	$1,392,369,941

	Other Assets and Liabilities, Net 0.5%	7,564,977

	Total Net Assets 100.0%	$1,399,934,918

a	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.
b	To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.
c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 29, 2011.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Municipal Bond Fund owned as of July 29, 2011.

Security	Acquisition Date	Amortized Cost
Regional Transit Authority, Louisiana Sales Tax Revenue Refunding Bonds (NATL-RE FGIC Insured)	1/21/2000	$2,677,383
White Earth Band of Chippewa Indians Revenue Bonds (ACA Insured)	6/9/2000	1,150,000

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is insured or guaranteed.

    Definitions:

ACA	-	American Capital Access Holding, Ltd.
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Corporation
AMT	-	Subject to Alternative Minimum Tax
BNY	-	The Bank of New York Mellon Corporation
CBI	-	Customer Bought Insurance
CR	-	Custodial Receipts
FGIC	-	Financial Guaranty Insurance Company
FHA		Federal Housing Administration
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance, Inc.
GNMA	-	Government National Mortgage Association
IBC	-	Insured Bond Certificate
NATL-RE	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Public School Fund Guaranteed
Q-SBLF	-	Qualified School Bond Loan Fund
Radian	-	Radian Guaranty, Inc.
TCRS	-	Temporary Custodial Receipts
XLCA	-	XL Capital Assurance

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$67,509,087
Gross unrealized depreciation	(10,124,083)

Net unrealized appreciation (depreciation)	$57,385,004

Cost for federal income tax purposes	$1,334,984,937

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

Municipal Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Education	149,845,110	–	149,845,110	–
Electric Revenue	72,715,496	–	72,715,496	–
Escrowed/Pre-refunded	136,655,034	–	136,655,034	–
General Obligation	252,819,840	–	252,819,840	–
Health Care	188,754,658	–	188,754,658	–
Housing Finance	15,387,265	–	15,387,265	–
Industrial Development Revenue	70,087,333	–	70,087,333	–
Other Revenue	162,413,887	–	162,413,887	–
Tax Revenue	93,782,407	–	93,782,407	–
Transportation	165,841,360	–	165,841,360	–
Water & Sewer	77,437,758	–	77,437,758	–
Short-Term Investments	6,629,793	–	6,629,793	–

Total	$1,392,369,941	$–	$1,392,369,941	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Bank Loans (1.2%)[a]	Value

Capital Goods (0.1%)
	TransDigm, Inc., Term Loan
$368,150	4.000%, 2/14/2017	$368,198

	Total Capital Goods	368,198

Communications Services (0.3%)
	Atlantic Broadband Finance, LLC, Term Loan
830,233	4.000%, 3/8/2016	827,808
	Charter Communications Operating, LLC, Term Loan
20,292	7.250%, 3/6/2014	20,292
	Intelsat Jackson Holdings SA, Term Loan
1,107,225	5.250%, 4/2/2018	1,108,332
	Lamar Media Corporation, Term Loan
499,535	4.000%, 12/31/2016	500,265

	Total Communications Services	2,456,697

Consumer Cyclical (0.2%)
	Chrysler Group, LLC, Term Loan
1,440,000	6.000%, 5/24/2017	1,400,587

	Total Consumer Cyclical	1,400,587

Consumer Non-Cyclical (0.1%)
	Dole Food Company, Inc., Term Loan
363,015	5.048%, 7/13/2018	363,197
	Michael Foods, Inc., Term Loan
748,125	4.250%, 2/25/2018	746,487

	Total Consumer Non-Cyclical	1,109,684

Energy (0.1%)
	MEG Energy Corporation, Term Loan
900,000	4.000%, 3/18/2018	899,064

	Total Energy	899,064

Financials (0.1%)
	Springleaf Financial Funding Company, Term Loan
925,000	5.500%, 4/28/2017	901,875

	Total Financials	901,875

Technology (0.1%)
	Freescale Semiconductor, Term Loan
942,502	4.436%, 12/1/2016	935,424
	Syniverse Holdings, Inc., Term Loan
179,100	5.237%, 12/21/2017	179,213

	Total Technology	1,114,637

Transportation (0.2%)
	Delta Air Lines, Inc., Term Loan
1,450,000	5.500%, 3/29/2017	1,430,976

	Total Transportation	1,430,976

	Total Bank Loans (cost $9,678,601)	9,681,718

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Asset-Backed Securities (1.5%)
	Capitalsource Commercial Loan Trust
$2,672	0.316%, 3/20/2017[b,c]	$2,672
	Carrington Mortgage Loan Trust
1,100,000	0.337%, 8/25/2036[c]	346,718
	Countrywide Asset-Backed Certificates
882,805	5.549%, 8/25/2021[d]	827,592
	First Horizon ABS Trust
1,287,663	0.347%, 10/25/2034[c,d]	715,395
	GMAC Mortgage Corporation Loan Trust
3,139,123	0.367%, 8/25/2035[c,d]	2,015,938
3,448,487	0.367%, 12/25/2036[c,d]	2,225,764
	Goldman Sachs Alternative Mortgage Products Trust
3,481,661	0.267%, 8/25/2036[c]	3,197,425
	IndyMac Seconds Asset-Backed Trust
1,594,223	0.357%, 10/25/2036[c,d]	317,779
	Renaissance Home Equity Loan Trust
1,994,294	5.746%, 5/25/2036	1,307,671
1,400,000	6.011%, 5/25/2036	774,837

	Total Asset-Backed Securities	11,731,791

Basic Materials (5.8%)
	AbitibiBowater, Inc.
584,000	10.250%, 10/15/2018[e]	638,020
	Alcoa, Inc.
1,430,000	5.720%, 2/23/2019	1,526,222
675,000	6.150%, 8/15/2020	736,854
	Aluminum Company of America
1,000,000	6.750%, 1/15/2028	1,079,106
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,815,393
1,650,000	6.125%, 6/1/2018	1,815,868
2,250,000	5.250%, 8/5/2020	2,291,524
730,000	6.750%, 3/1/2041	746,321
	Arch Coal, Inc.
1,170,000	7.000%, 6/15/2019[e]	1,225,575
	Celulosa Arauco y Constitucion SA
1,480,000	5.000%, 1/21/2021	1,496,330
	CF Industries, Inc.
1,080,000	6.875%, 5/1/2018	1,232,550
	Cliffs Natural Resources, Inc.
1,800,000	4.875%, 4/1/2021	1,874,790
	CONSOL Energy, Inc.
290,000	8.000%, 4/1/2017	319,725
940,000	8.250%, 4/1/2020	1,045,750
	Domtar Corporation
1,100,000	7.125%, 8/15/2015	1,226,500
	Dow Chemical Company
1,750,000	5.900%, 2/15/2015	1,994,029
1,130,000	8.550%, 5/15/2019	1,492,836
2,150,000	4.250%, 11/15/2020	2,202,471
	FMG Resources Property, Ltd.
1,110,000	7.000%, 11/1/2015[e]	1,150,238
710,000	6.875%, 2/1/2018[e]	738,400
	Georgia-Pacific, LLC
2,020,000	5.400%, 11/1/2020[e]	2,136,837

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Basic Materials (5.8%) - continued
	International Paper Company
$1,500,000	7.500%, 8/15/2021	$1,832,482
750,000	7.300%, 11/15/2039	861,850
	Lyondell Chemical Company
1,130,000	11.000%, 5/1/2018	1,279,725
	Noble Group, Ltd.
750,000	4.875%, 8/5/2015[e]	781,875
1,850,000	6.750%, 1/29/2020[e]	1,947,125
	NOVA Chemicals Corporation
750,000	8.625%, 11/1/2019	849,375
	Novelis, Inc.
1,080,000	8.375%, 12/15/2017	1,175,850
	Rio Tinto Finance USA, Ltd.
1,965,000	6.500%, 7/15/2018	2,376,656
1,100,000	3.500%, 11/2/2020	1,097,976
	Teck Resources, Ltd.
827,000	10.250%, 5/15/2016	992,400
1,185,000	4.750%, 1/15/2022	1,237,270
	Vale Overseas, Ltd.
1,875,000	6.875%, 11/10/2039	2,168,619
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,537,387

	Total Basic Materials	46,923,929

Capital Goods (1.7%)
	Boeing Capital Corporation
900,000	2.125%, 8/15/2016	905,873
	Bombardier, Inc.
550,000	7.750%, 3/15/2020[e]	618,750
	Case New Holland, Inc.
750,000	7.750%, 9/1/2013	820,313
950,000	7.875%, 12/1/2017[e]	1,075,875
	Cemex SAB de CV
730,000	5.246%, 9/30/2015[c,e]	671,600
	CRH America, Inc.
1,000,000	4.125%, 1/15/2016	1,037,311
1,100,000	8.125%, 7/15/2018	1,318,759
	John Deere Capital Corporation
1,700,000	5.350%, 4/3/2018	1,945,992
	Republic Services, Inc.
370,000	5.500%, 9/15/2019	415,402
900,000	5.000%, 3/1/2020	983,706
1,300,000	5.250%, 11/15/2021	1,416,015
	Textron, Inc.
1,500,000	6.200%, 3/15/2015	1,681,912
	Waste Management, Inc.
550,000	4.750%, 6/30/2020	591,179

	Total Capital Goods	13,482,687

Collateralized Mortgage Obligations (1.7%)
	Banc of America Mortgage Securities, Inc.
3,530,455	3.185%, 9/25/2035	2,835,421
	Bear Stearns Mortgage Funding Trust
587,539	0.467%, 8/25/2036[c]	174,810
	CitiMortgage Alternative Loan Trust
1,898,737	5.750%, 4/25/2037	1,373,098
	Countrywide Alternative Loan Trust
2,573,274	6.000%, 1/25/2037	1,800,085

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Collateralized Mortgage Obligations (1.7%) - continued
	HomeBanc Mortgage Trust
$1,760,194	2.236%, 4/25/2037	$1,059,859
	Merrill Lynch Mortgage Investors, Inc.
2,543,360	2.622%, 6/25/2035	2,144,844
	Wachovia Mortgage Loan Trust, LLC
2,304,345	2.939%, 5/20/2036	1,618,756
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,516,344	1.013%, 2/25/2047[c]	1,711,988
	Washington Mutual Mortgage Pass-Through Certificates
1,428,545	0.477%, 10/25/2045[c]	1,165,146

	Total Collateralized Mortgage Obligations	13,884,007

Commercial Mortgage-Backed Securities (4.1%)
	Banc of America Commercial Mortgage, Inc.
1,800,000	5.657%, 4/10/2049	1,662,917
	Bear Stearns Commercial Mortgage Securities, Inc.
2,150,129	0.337%, 3/15/2022[b,c]	2,078,966
2,500,000	5.331%, 2/11/2044	2,633,015
	Citigroup Commercial Mortgage Trust
3,000,000	0.327%, 4/15/2022[c,e]	2,866,623
	Citigroup/Deutsche Bank Commercial Mortgage
1,300,000	5.322%, 12/11/2049	1,372,141
	Commercial Mortgage Pass-Through Certificates
4,000,000	0.317%, 12/15/2020[b,c]	3,710,236
3,500,000	0.367%, 6/15/2022[b,c]	3,187,492
	Credit Suisse First Boston Mortgage Securities
1,800,000	5.542%, 1/15/2049	1,895,587
	Credit Suisse Mortgage Capital Certificates
2,976,781	0.357%, 10/15/2021[c,e]	2,834,441
2,500,000	5.467%, 9/15/2039	2,692,035
	LB-UBS Commercial Mortgage Trust
1,800,000	6.167%, 9/15/2045	1,765,237
	Morgan Stanley Capital, Inc.
1,800,000	5.406%, 3/15/2044	1,690,742
	Wachovia Bank Commercial Mortgage Trust
5,000,000	0.307%, 9/15/2021[b,c]	4,679,575
	WaMu Commercial Mortgage Securities Trust
105,924	3.830%, 1/25/2035[e]	106,371

	Total Commercial Mortgage-Backed Securities	33,175,378

Communications Services (9.2%)
	Alltel Corporation
2,350,000	7.000%, 3/15/2016	2,781,495

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Communications Services (9.2%) - continued
	America Movil SAB de CV
$2,200,000	5.000%, 3/30/2020	$2,380,805
	American Tower Corporation
1,200,000	4.625%, 4/1/2015	1,289,170
750,000	4.500%, 1/15/2018	780,596
	AT&T, Inc.
2,900,000	4.450%, 5/15/2021	3,066,469
	CBS Corporation
1,500,000	8.875%, 5/15/2019	1,955,154
700,000	7.875%, 9/1/2023	876,921
	CCO Holdings, LLC
1,120,000	7.250%, 10/30/2017	1,181,600
720,000	7.000%, 1/15/2019	748,800
	Cellco Partnership/Verizon Wireless Capital, LLC
1,400,000	8.500%, 11/15/2018	1,862,119
	CenturyLink, Inc.
1,480,000	5.150%, 6/15/2017	1,529,966
	Clear Channel Worldwide Holdings, Inc.
1,120,000	9.250%, 12/15/2017	1,223,600
	Comcast Corporation
1,100,000	6.300%, 11/15/2017	1,302,399
1,100,000	5.700%, 5/15/2018	1,254,700
1,300,000	6.400%, 5/15/2038	1,436,119
	Cox Communications, Inc.
1,100,000	9.375%, 1/15/2019[e]	1,488,743
1,500,000	8.375%, 3/1/2039[e]	2,063,171
	Cricket Communications, Inc.
1,110,000	7.750%, 5/15/2016	1,183,538
	Crown Castle Towers, LLC
2,950,000	4.174%, 8/15/2017[e]	3,057,843
	DIRECTV Holdings, LLC/DIRECTV Financing Company, Inc.
2,925,000	5.000%, 3/1/2021	3,121,437
	Discovery Communications, LLC
1,080,000	4.375%, 6/15/2021	1,113,337
	Dish DBS Corporation
1,440,000	6.750%, 6/1/2021[e]	1,486,800
	EH Holding Corporation
1,080,000	6.500%, 6/15/2019[e]	1,111,050
	Embarq Corporation
1,400,000	7.082%, 6/1/2016	1,601,627
	Frontier Communications Corporation
750,000	7.875%, 4/15/2015	815,625
1,240,000	8.250%, 4/15/2017	1,360,900
	Intelsat Jackson Holdings SA
1,100,000	7.500%, 4/1/2021[e]	1,116,500
	Intelsat Luxembourg SA
520,000	11.500%, 2/4/2017[e]	559,000
	MetroPCS Wireless, Inc.
1,120,000	7.875%, 9/1/2018	1,191,400
	NBC Universal, Inc.
2,250,000	5.150%, 4/30/2020[e]	2,447,294
	News America, Inc.
1,100,000	7.625%, 11/30/2028	1,230,198
1,350,000	6.400%, 12/15/2035	1,377,252
	NII Capital Corporation
1,100,000	8.875%, 12/15/2019	1,210,000

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Communications Services (9.2%) - continued
	Qwest Communications International, Inc.
$1,820,000	7.125%, 4/1/2018	$1,947,400
	Qwest Corporation
400,000	8.375%, 5/1/2016	474,000
1,800,000	6.500%, 6/1/2017	1,971,000
	Rogers Communications, Inc.
1,420,000	8.750%, 5/1/2032	1,937,006
	SBA Tower Trust
2,000,000	5.101%, 4/15/2017[e]	2,075,000
	Telefonica Emisiones SAU
2,200,000	5.462%, 2/16/2021	2,206,270
	Telefonica SA
720,000	5.877%, 7/15/2019	752,197
	Telemar Norte Leste SA
2,200,000	5.500%, 10/23/2020[e]	2,189,000
	Time Warner Cable, Inc.
1,500,000	8.250%, 4/1/2019	1,922,338
1,450,000	6.750%, 6/15/2039	1,661,858
	Time Warner Entertainment Company, LP
1,150,000	8.375%, 3/15/2023	1,507,549
	Univision Communications, Inc.
720,000	6.875%, 5/15/2019[e]	714,600
	VimpelCom Holdings BV
1,440,000	6.255%, 3/1/2017[e,f]	1,447,200
	Virgin Media Finance plc
1,480,000	9.500%, 8/15/2016	1,665,000

	Total Communications Services	73,676,046

Consumer Cyclical (5.3%)
	American Honda Finance Corporation
2,600,000	3.875%, 9/21/2020[e]	2,624,661
	Chrysler Group, LLC
1,080,000	8.000%, 6/15/2019[e,f]	1,044,900
	CVS Caremark Corporation
1,500,000	6.302%, 6/1/2037	1,462,500
	FireKeepers Development Authority
760,000	13.875%, 5/1/2015[e]	875,710
	Ford Motor Credit Company, LLC
1,250,000	8.000%, 6/1/2014	1,389,368
1,070,000	7.000%, 4/15/2015	1,171,650
370,000	6.625%, 8/15/2017[f]	405,276
1,450,000	5.000%, 5/15/2018[f]	1,457,895
710,000	5.875%, 8/2/2021	719,314
	Goodyear Tire & Rubber Company
1,145,000	8.250%, 8/15/2020[f]	1,256,638
	Home Depot, Inc.
375,000	3.950%, 9/15/2020	383,558
2,100,000	5.875%, 12/16/2036	2,277,433
	Hyatt Hotels Corporation
1,900,000	5.750%, 8/15/2015[e]	2,023,489
	Hyundai Motor Manufacturing Czech
1,475,000	4.500%, 4/15/2015[e]	1,563,137
	ITT Corporation
710,000	7.375%, 11/15/2015	809,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Consumer Cyclical (5.3%) - continued
	J.C. Penney Company, Inc.
$1,050,000	5.650%, 6/1/2020	$1,039,500
	KIA Motors Corporation
1,740,000	3.625%, 6/14/2016[e]	1,766,109
	Macy’s Retail Holdings, Inc.
870,000	8.125%, 7/15/2015	1,040,710
1,080,000	7.450%, 7/15/2017	1,301,659
	MGM Resorts International
720,000	11.125%, 11/15/2017	829,800
	Peninsula Gaming, LLC
270,000	10.750%, 8/15/2017[e]	294,975
	RCI Banque SA
1,275,000	4.600%, 4/12/2016[e]	1,328,522
	Rite Aid Corporation
750,000	10.375%, 7/15/2016	806,250
	Starwood Hotels & Resorts Worldwide, Inc.
1,150,000	6.750%, 5/15/2018	1,285,125
	Time Warner, Inc.
1,400,000	7.700%, 5/1/2032	1,752,458
	Toll Brothers Finance Corporation
1,000,000	6.750%, 11/1/2019	1,054,543
	Toys R Us Property Company I, LLC
1,100,000	10.750%, 7/15/2017	1,237,500
	Toys R Us Property Company II, LLC
1,080,000	8.500%, 12/1/2017	1,155,600
	Universal City Development Partners, Ltd.
255,000	8.875%, 11/15/2015	289,425
	Volkswagen International Finance NV
2,180,000	2.875%, 4/1/2016[e]	2,234,286
	Wal-Mart Stores, Inc.
2,175,000	5.625%, 4/15/2041	2,406,725
	West Corporation
920,000	7.875%, 1/15/2019[e]	917,700
	Wyndham Worldwide Corporation
1,120,000	6.000%, 12/1/2016	1,215,938
730,000	5.625%, 3/1/2021	747,440

	Total Consumer Cyclical	42,169,194

Consumer Non-Cyclical (5.4%)
	Altria Group, Inc.
1,000,000	9.700%, 11/10/2018	1,347,869
905,000	4.750%, 5/5/2021	935,437
1,500,000	9.950%, 11/10/2038	2,191,031
	Amgen, Inc.
1,800,000	4.100%, 6/15/2021	1,848,092
	Anheuser-Busch InBev Worldwide, Inc.
1,450,000	5.375%, 1/15/2020	1,667,616
1,475,000	5.000%, 4/15/2020	1,655,748
	Biomet, Inc.
1,475,000	10.000%, 10/15/2017[e]	1,607,750
	Boston Scientific Corporation
2,200,000	4.500%, 1/15/2015	2,370,394
750,000	5.125%, 1/12/2017	826,763
	Bunge Limited Finance Corporation
1,265,000	5.100%, 7/15/2015	1,376,621

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Consumer Non-Cyclical (5.4%) - continued
$900,000	4.100%, 3/15/2016	$955,610
	Celgene Corporation
1,500,000	3.950%, 10/15/2020	1,505,337
	Community Health Systems, Inc.
1,720,000	8.875%, 7/15/2015	1,778,050
	DJO Finance, LLC/DJO Finance Corporation
360,000	7.750%, 4/15/2018[e]	366,300
	Endo Pharmaceuticals Holdings, Inc.
70,000	7.000%, 7/15/2019[e]	73,325
	Energizer Holdings, Inc.
1,000,000	4.700%, 5/19/2021[e]	1,015,401
	Express Scripts, Inc.
1,265,000	3.125%, 5/15/2016	1,292,472
	Fortune Brands, Inc.
1,500,000	6.375%, 6/15/2014	1,674,034
700,000	5.375%, 1/15/2016	769,096
	Hasbro, Inc.
1,750,000	6.350%, 3/15/2040	1,881,693
	HCA, Inc.
1,510,000	8.500%, 4/15/2019	1,664,775
730,000	7.250%, 9/15/2020	770,150
180,000	7.500%, 2/15/2022	182,700
	JBS Finance II, Ltd.
750,000	8.250%, 1/29/2018[e]	770,625
	Kraft Foods, Inc.
1,300,000	6.125%, 2/1/2018	1,537,856
3,300,000	5.375%, 2/10/2020	3,723,103
	Mylan, Inc.
1,785,000	7.875%, 7/15/2020[e]	1,981,350
	Reynolds Group Holdings, Ltd.
1,090,000	6.875%, 2/15/2021[e]	1,046,400
	Roche Holdings, Inc.
1,790,000	6.000%, 3/1/2019[e]	2,131,076
	Tyson Foods, Inc.
2,160,000	6.850%, 4/1/2016	2,405,700

	Total Consumer Non-Cyclical	43,352,374

Energy (10.0%)
	Anadarko Petroleum Corporation
2,400,000	6.375%, 9/15/2017	2,829,216
	BP Capital Markets plc
1,975,000	4.500%, 10/1/2020	2,112,103
1,100,000	4.742%, 3/11/2021	1,195,345
	CenterPoint Energy Resources Corporation
3,650,000	6.125%, 11/1/2017	4,274,975
	CNPC HK Overseas Capital, Ltd.
1,630,000	5.950%, 4/28/2041[e]	1,691,169
	Concho Resources, Inc.
1,080,000	6.500%, 1/15/2022	1,128,600
	Denbury Resources, Inc.
1,600,000	8.250%, 2/15/2020	1,768,000
	Devon Energy Corporation
2,160,000	5.600%, 7/15/2041	2,250,994
	Enbridge Energy Partners, LP
550,000	5.200%, 3/15/2020	600,068
2,200,000	8.050%, 10/1/2037[f]	2,420,898
	Energy Transfer Partners, LP
2,880,000	6.700%, 7/1/2018	3,320,381

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Energy (10.0%) - continued
	Ensco plc
$2,200,000	4.700%, 3/15/2021	$2,310,552
	Enterprise Products Operating, LLC
1,400,000	7.034%, 1/15/2068	1,475,250
2,250,000	6.300%, 9/15/2017	2,632,149
	EQT Corporation
800,000	8.125%, 6/1/2019	998,293
	Key Energy Services, Inc.
1,175,000	6.750%, 3/1/2021	1,213,188
	Kinder Morgan Energy Partners, LP
730,000	3.500%, 3/1/2016	764,995
750,000	5.950%, 2/15/2018	857,274
1,450,000	5.300%, 9/15/2020	1,578,534
1,900,000	5.800%, 3/1/2021	2,129,191
	Linn Energy, LLC
1,750,000	7.750%, 2/1/2021[e]	1,863,750
	Marathon Oil Corporation
1,273,000	5.900%, 3/15/2018	1,474,555
	Nexen, Inc.
1,090,000	7.400%, 5/1/2028	1,279,761
	Noble Energy, Inc.
1,900,000	8.250%, 3/1/2019	2,488,242
730,000	6.000%, 3/1/2041	787,817
	Odebrecht Drilling Norbe VIII/IX, Ltd.
750,000	6.350%, 6/30/2021[e]	795,000
	ONEOK Partners, LP
1,750,000	6.850%, 10/15/2037	2,049,332
	Petrobras International Finance Company
1,825,000	5.375%, 1/27/2021	1,943,819
	Petrohawk Energy Corporation
1,300,000	10.500%, 8/1/2014	1,478,750
	Petroleos Mexicanos
1,250,000	5.500%, 1/21/2021[e]	1,333,750
	Pioneer Natural Resources Company
1,500,000	6.875%, 5/1/2018	1,649,913
	Plains All American Pipeline, LP
1,850,000	6.500%, 5/1/2018	2,146,616
	Plains Exploration & Production Company
1,130,000	8.625%, 10/15/2019	1,257,125
	QEP Resources, Inc.
370,000	6.875%, 3/1/2021	401,450
	Rowan Companies, Inc.
2,550,000	5.000%, 9/1/2017	2,774,015
	SandRidge Energy, Inc.
730,000	8.000%, 6/1/2018[e]	773,800
550,000	7.500%, 3/15/2021[e]	577,500
	SESI, LLC
270,000	6.375%, 5/1/2019[e]	272,025
	Southwestern Energy Company
1,000,000	7.500%, 2/1/2018	1,152,500
	Spectra Energy Partners, LP
1,800,000	4.600%, 6/15/2021	1,846,877
	Suncor Energy, Inc.
2,290,000	6.100%, 6/1/2018	2,689,241
	Transocean, Inc.
1,300,000	4.950%, 11/15/2015	1,429,230
1,080,000	7.375%, 4/15/2018	1,278,143

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Energy (10.0%) - continued
$1,070,000	6.500%, 11/15/2020	$1,255,428
	Valero Energy Corporation
1,875,000	6.125%, 2/1/2020	2,140,271
	Weatherford International, Inc.
1,300,000	6.350%, 6/15/2017	1,504,049
	Weatherford International, Ltd.
1,900,000	6.000%, 3/15/2018	2,132,628
	Woodside Finance, Ltd.
1,875,000	4.500%, 11/10/2014[e]	2,026,920

	Total Energy	80,353,682

Financials (30.4%)
	Abbey National Capital Trust I
1,910,000	8.963%, 12/29/2049[g]	2,062,800
	Aegon NV
1,400,000	3.169%, 7/29/2049[c,g]	929,530
	Ally Financial, Inc.
700,000	7.500%, 12/31/2013	742,000
1,100,000	4.500%, 2/11/2014	1,094,500
700,000	8.300%, 2/12/2015	766,500
930,000	7.500%, 9/15/2020	976,500
	American International Group, Inc.
1,750,000	6.400%, 12/15/2020	1,919,941
	Associated Banc Corporation
1,820,000	5.125%, 3/28/2016	1,929,018
	Associates Corporation of North America
2,200,000	6.950%, 11/1/2018	2,539,722
	AXA SA
2,600,000	6.463%, 12/29/2049[e,g]	2,158,000
	Axis Specialty Finance, LLC
1,750,000	5.875%, 6/1/2020	1,848,737
	BAC Capital Trust VI
1,100,000	5.625%, 3/8/2035	964,224
	BAC Capital Trust XIV
1,810,000	1.054%, 6/1/2056[c]	1,198,162
	Banco BTG Pactual SA
1,800,000	4.875%, 7/8/2016[e]	1,813,500
	Banco do Brasil SA
2,155,000	5.875%, 1/26/2022[e]	2,181,938
	Bank of America Corporation
1,800,000	6.500%, 8/1/2016	2,016,763
1,700,000	5.750%, 12/1/2017	1,817,893
1,440,000	5.875%, 1/5/2021	1,508,008
1,100,000	8.000%, 12/29/2049[g]	1,132,901
	Bank of Nova Scotia
2,145,000	2.150%, 8/3/2016[e,h]	2,160,442
	Barclays Bank plc
1,650,000	7.434%, 9/15/2049[e,g]	1,654,125
	BBVA Bancomer SA/Texas
1,460,000	6.500%, 3/10/2021[e]	1,511,100
	BBVA International Preferred SA Unipersonal
1,850,000	5.919%, 12/29/2049[g]	1,517,000
	Bear Stearns Companies, LLC
1,200,000	4.650%, 7/2/2018	1,280,795
	Blackstone Holdings Finance Company, LLC
1,860,000	5.875%, 3/15/2021[e]	1,911,003
	BNP Paribas Home Loan Covered Bonds SA
2,600,000	2.200%, 11/2/2015[e]	2,578,142

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Financials (30.4%) - continued
	Boston Properties, LP
$2,250,000	5.875%, 10/15/2019	$2,535,104
	Camden Property Trust
1,260,000	4.625%, 6/15/2021	1,283,110
	Capital One Capital V
1,075,000	10.250%, 8/15/2039	1,137,350
	Capital One Financial Corporation
930,000	6.150%, 9/1/2016	1,043,804
1,790,000	4.750%, 7/15/2021	1,809,368
	CIT Group, Inc.
550,000	5.250%, 4/1/2014[e]	551,375
1,902,313	7.000%, 5/1/2017	1,907,069
	Citigroup, Inc.
1,850,000	1.176%, 4/1/2014[c]	1,831,382
1,875,000	6.010%, 1/15/2015	2,085,443
1,500,000	4.750%, 5/19/2015	1,609,129
1,300,000	6.125%, 5/15/2018	1,452,546
1,450,000	8.500%, 5/22/2019	1,822,174
	CME Group Index Services, LLC
1,400,000	4.400%, 3/15/2018[e]	1,501,065
	CNA Financial Corporation
2,225,000	7.350%, 11/15/2019	2,600,026
700,000	5.875%, 8/15/2020	750,748
	CommonWealth REIT
1,850,000	6.250%, 8/15/2016	2,056,961
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
1,795,000	5.250%, 5/24/2041	1,839,509
	Corporacion Andina de Fomento
1,250,000	8.125%, 6/4/2019	1,532,142
	Credit Suisse of New York, Convertible
720,000	0.500%, 6/22/2018	724,608
	Developers Diversified Realty Corporation
1,460,000	4.750%, 4/15/2018	1,480,501
	Discover Bank
1,125,000	8.700%, 11/18/2019	1,392,228
1,300,000	7.000%, 4/15/2020[f]	1,467,488
	DnB NOR Boligkreditt
2,600,000	2.900%, 3/29/2016[e]	2,680,517
	Duke Realty, LP
1,900,000	5.950%, 2/15/2017	2,098,312
	Fairfax Financial Holdings, Ltd.
1,625,000	5.800%, 5/15/2021[e]	1,606,568
	Fifth Third Bancorp
1,100,000	3.625%, 1/25/2016	1,127,764
1,790,000	0.667%, 12/20/2016[c]	1,658,487
1,700,000	5.450%, 1/15/2017	1,840,527
	FUEL Trust
725,000	4.207%, 4/15/2016[e]	736,995
1,800,000	3.984%, 6/15/2016[e]	1,816,249
	GE Capital Trust I
2,500,000	6.375%, 11/15/2067	2,550,000
	General Electric Capital Corporation
1,100,000	6.000%, 8/7/2019	1,243,650
1,500,000	4.375%, 9/16/2020	1,523,865
900,000	5.300%, 2/11/2021	959,347
925,000	6.750%, 3/15/2032	1,053,184
	Goldman Sachs Group, Inc.
1,750,000	6.250%, 9/1/2017	1,948,742

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Financials (30.4%) - continued
$1,650,000	5.950%, 1/18/2018	$1,799,838
1,430,000	5.250%, 7/27/2021	1,459,731
1,800,000	6.750%, 10/1/2037	1,800,439
	Health Care Property Investors, Inc.
1,900,000	5.625%, 5/1/2017	2,083,686
	Health Care REIT, Inc.
1,800,000	6.125%, 4/15/2020	1,982,234
1,850,000	4.950%, 1/15/2021	1,884,493
	HSBC USA, Inc.
1,850,000	5.000%, 9/27/2020	1,862,987
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,896,550
	Hutchinson Whampoa Finance, Ltd.
1,450,000	6.000%, 12/29/2049[e,g]	1,500,750
	Icahn Enterprises, LP
1,110,000	7.750%, 1/15/2016	1,151,625
	ING Bank NV
1,850,000	2.500%, 1/14/2016[e]	1,838,099
	ING Capital Funding Trust III
1,800,000	3.846%, 12/29/2049[c,g]	1,683,621
	International Lease Finance Corporation
900,000	5.750%, 5/15/2016	898,134
1,875,000	6.750%, 9/1/2016[e]	1,987,500
	Itau Unibanco Holding SA
1,080,000	6.200%, 12/21/2021[e]	1,127,565
	J.P. Morgan Chase & Company
900,000	3.150%, 7/5/2016	909,491
1,850,000	5.500%, 10/15/2040	1,853,315
1,800,000	7.900%, 4/29/2049[g]	1,929,420
	J.P. Morgan Chase Bank NA
1,080,000	6.000%, 10/1/2017	1,216,432
	J.P. Morgan Chase Capital XXV
900,000	6.800%, 10/1/2037	912,378
	Jefferies Group, Inc.
2,500,000	5.125%, 4/13/2018	2,546,875
	JPMorgan Chase Bank NA
725,000	5.875%, 6/13/2016	807,216
	KeyCorp
2,425,000	5.100%, 3/24/2021	2,537,086
	Kilroy Realty, LP
1,435,000	4.800%, 7/15/2018	1,455,842
	LBG Capital No. 1 plc
1,100,000	7.875%, 11/1/2020[e]	1,031,250
	Liberty Property, LP
1,830,000	5.500%, 12/15/2016	2,027,591
1,125,000	4.750%, 10/1/2020	1,158,649
	Lloyds TSB Bank plc
1,600,000	5.800%, 1/13/2020[e]	1,624,138
	Marsh & McLennan Companies, Inc.
1,075,000	4.800%, 7/15/2021	1,085,738
	Merrill Lynch & Company, Inc.
1,450,000	6.050%, 5/16/2016	1,533,034
1,950,000	6.875%, 4/25/2018	2,182,132
2,000,000	7.750%, 5/14/2038	2,188,536
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[e]	329,005
	MetLife Capital Trust X
750,000	9.250%, 4/8/2038[e]	930,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
116

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Financials (30.4%) - continued
	Morgan Stanley
$1,875,000	4.200%, 11/20/2014	$1,949,256
1,875,000	4.000%, 7/24/2015	1,934,237
1,810,000	3.800%, 4/29/2016	1,822,581
1,100,000	5.450%, 1/9/2017	1,182,280
2,270,000	6.625%, 4/1/2018	2,526,444
1,100,000	5.625%, 9/23/2019	1,147,450
2,300,000	5.500%, 1/26/2020	2,384,624
	MUFG Capital Finance 1, Ltd.
1,920,000	6.346%, 7/29/2049[g]	2,009,992
	National City Bank
2,950,000	5.800%, 6/7/2017	3,332,600
	Nationwide Building Society
2,600,000	6.250%, 2/25/2020[e]	2,795,333
	New York Life Insurance Company
1,500,000	6.750%, 11/15/2039[e]	1,775,284
	Nordea Bank AB
2,530,000	4.875%, 5/13/2021[e]	2,485,834
	ORIX Corporation
2,550,000	5.000%, 1/12/2016	2,682,656
	PNC Financial Services Group, Inc.
1,790,000	6.750%, 7/29/2049[g]	1,786,134
	Preferred Term Securities XXIII, Ltd.
3,010,069	0.447%, 12/22/2036[b,c]	1,655,538
	ProLogis
1,450,000	6.250%, 3/15/2017	1,629,667
	ProLogis, LP
1,070,000	6.875%, 3/15/2020	1,212,749
	Prudential Financial, Inc.
750,000	6.200%, 1/15/2015	845,186
1,800,000	3.000%, 5/12/2016	1,816,101
1,875,000	5.375%, 6/21/2020	2,036,422
725,000	5.700%, 12/14/2036	728,141
825,000	6.200%, 11/15/2040	882,462
	QBE Capital Funding III, Ltd.
1,260,000	7.250%, 5/24/2041[e]	1,284,124
	Rabobank Capital Funding Trust II
1,249,000	5.260%, 12/29/2049[e,g]	1,248,108
	Regency Centers, LP
1,500,000	5.875%, 6/15/2017	1,692,648
	Regions Bank
1,070,000	7.500%, 5/15/2018	1,119,261
	Regions Financial Corporation
1,825,000	5.750%, 6/15/2015	1,813,594
	Reinsurance Group of America, Inc.
3,100,000	5.625%, 3/15/2017	3,401,983
	Resona Bank, Ltd.
1,867,000	5.850%, 9/29/2049[e,g]	1,936,464
	Simon Property Group, LP
1,485,000	5.750%, 12/1/2015	1,681,223
750,000	10.350%, 4/1/2019	1,057,077
	SLM Corporation
1,800,000	5.000%, 10/1/2013	1,866,906
1,700,000	5.375%, 5/15/2014	1,761,962
2,080,000	6.250%, 1/25/2016	2,176,516
1,070,000	8.450%, 6/15/2018	1,196,324
	Standard Chartered plc
2,225,000	3.850%, 4/27/2015[e]	2,332,338

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Financials (30.4%) - continued
	SunTrust Banks, Inc.
$1,830,000	3.600%, 4/15/2016	$1,877,880
	Swiss RE Capital I, LP
2,600,000	6.854%, 5/29/2049[e,g]	2,549,110
	TD Ameritrade Holding Corporation
2,225,000	5.600%, 12/1/2019	2,416,933
	Toronto-Dominion Bank
1,080,000	2.500%, 7/14/2016	1,097,745
	U.S. Bank National Association
1,800,000	3.778%, 4/29/2020	1,886,665
	UnitedHealth Group, Inc.
1,500,000	6.500%, 6/15/2037	1,736,064
	Unum Group
1,500,000	7.125%, 9/30/2016	1,747,717
	Ventas Realty, LP
1,800,000	4.750%, 6/1/2021	1,827,689
	Wachovia Bank NA
1,220,000	4.875%, 2/1/2015	1,319,894
	Wachovia Corporation
1,500,000	5.250%, 8/1/2014	1,622,809
	WEA Finance, LLC
1,000,000	7.125%, 4/15/2018[e]	1,181,805
	Wells Fargo & Company
2,185,000	4.600%, 4/1/2021	2,274,325
	Willis North America, Inc.
2,040,000	6.200%, 3/28/2017	2,262,968
1,100,000	7.000%, 9/29/2019	1,245,575
	ZFS Finance USA Trust II
1,500,000	6.450%, 12/15/2065[e]	1,522,500

	Total Financials	244,445,139

Foreign Government (2.8%)
	Brazil Government International Bond
1,070,000	4.875%, 1/22/2021	1,167,905
	Finland Government International Bond
2,900,000	2.250%, 3/17/2016[e]	3,003,147
	Hydro Quebec
1,800,000	2.000%, 6/30/2016	1,815,219
	Korea Development Bank
1,500,000	4.375%, 8/10/2015	1,593,591
	Mexico Government International Bond
1,850,000	5.125%, 1/15/2020	2,042,400
1,270,000	6.050%, 1/11/2040	1,400,175
	Province of British Columbia Canada
2,170,000	2.100%, 5/18/2016	2,222,056
	Province of New Brunswick
2,150,000	2.750%, 6/15/2018	2,169,991
	Province of Ontario
4,500,000	2.300%, 5/10/2016	4,600,679
2,540,000	3.000%, 7/16/2018	2,582,974

	Total Foreign Government	22,598,137

Mortgage-Backed Securities (4.3%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
5,525,000	4.000%, 8/1/2026[h]	5,789,167

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Mortgage-Backed Securities (4.3%) - continued
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
$13,550,000	4.500%, 8/1/2041[h]	$14,142,813
6,925,000	5.000%, 8/1/2041[h]	7,390,277
3,300,000	5.500%, 8/1/2041[h]	3,575,860
3,300,000	6.000%, 8/1/2041[h]	3,628,838

	Total Mortgage-Backed Securities	34,526,955

Technology (1.7%)
	Amkor Technology, Inc.
1,810,000	6.625%, 12/1/2011[e,f]	1,782,850
	CA, Inc.
1,925,000	5.375%, 12/1/2019	2,100,263
	Equinix, Inc.
1,100,000	8.125%, 3/1/2018	1,210,000
360,000	7.000%, 7/15/2021	374,400
	Freescale Semiconductor, Inc.
720,000	9.250%, 4/15/2018[e]	784,800
	Hewlett-Packard Company
1,800,000	2.650%, 6/1/2016	1,857,087
	International Business Machines Corporation
1,250,000	1.950%, 7/22/2016	1,253,065
	Seagate HDD Cayman
1,090,000	7.750%, 12/15/2018[e]	1,144,500
	Xerox Corporation
750,000	6.400%, 3/15/2016	871,857
550,000	5.625%, 12/15/2019	618,694
1,450,000	4.500%, 5/15/2021	1,493,570

	Total Technology	13,491,086

Transportation (2.5%)
	American Airlines Pass Through Trust
1,032,479	10.375%, 7/2/2019	1,191,274
	Burlington Northern Santa Fe, LLC
1,800,000	5.400%, 6/1/2041	1,863,252
	Continental Airlines, Inc.
1,300,000	6.750%, 9/15/2015[e]	1,317,875
642,544	7.250%, 11/10/2019	694,783
	CSX Corporation
793,000	7.900%, 5/1/2017	993,822
720,000	4.250%, 6/1/2021	744,952
1,107,000	6.220%, 4/30/2040	1,256,855
	Delta Air Lines, Inc.
674,000	9.500%, 9/15/2014[e]	716,967
1,379,950	4.950%, 11/23/2019[f]	1,373,050
1,916,398	7.750%, 12/17/2019	2,100,948
	ERAC USA Finance, LLC
2,050,000	5.250%, 10/1/2020[e]	2,227,936
1,085,000	4.500%, 8/16/2021[e]	1,108,490
	Hertz Corporation
1,420,000	6.750%, 4/15/2019[e]	1,420,000
	Kansas City Southern de Mexico SA de CV
270,000	6.125%, 6/15/2021[e]	276,075
	Navios Maritime Holdings, Inc.
990,000	8.875%, 11/1/2017	1,004,850

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Transportation (2.5%) - continued
	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
$270,000	9.250%, 4/15/2019[e]	$270,675
	US Airways Group, Inc.
1,300,000	6.250%, 4/22/2023	1,261,000

	Total Transportation	19,822,804

U.S. Government and Agencies (3.6%)
	U.S. Treasury Notes
1,850,000	1.250%, 10/31/2015	1,865,031
1,600,000	1.500%, 6/30/2016[f]	1,612,256
1,810,000	2.875%, 3/31/2018	1,911,248
1,440,000	3.625%, 2/15/2020	1,564,649
4,500,000	3.500%, 5/15/2020	4,831,875
4,000,000	2.625%, 8/15/2020	3,987,500
3,980,000	2.625%, 11/15/2020	3,947,352
1,295,000	3.625%, 2/15/2021	1,389,596
2,445,000	3.125%, 5/15/2021	2,511,847
	U.S. Treasury Notes, TIPS
5,178,300	1.250%, 7/15/2020	5,672,263

	Total U.S. Government and Agencies	29,293,617

U.S. Municipals (0.5%)
	California General Obligation Bonds (Build America Bonds)
720,000	7.950%, 3/1/2036	823,212
	Denver, Colorado City & County Airport Revenue Bonds
1,450,000	5.250%, 11/15/2022	1,539,871
	Illinois State General Obligation Bonds
1,825,000	5.877%, 3/1/2019	1,932,456

	Total U.S. Municipals	4,295,539

Utilities (6.2%)
	AES Corporation
935,000	7.750%, 10/15/2015	1,009,800
410,000	7.375%, 7/1/2021[e,f]	424,350
	Ameren Illinois Company
1,800,000	6.125%, 11/15/2017	2,095,427
	Cleveland Electric Illuminating Company
1,065,000	5.700%, 4/1/2017	1,185,019
	CMS Energy Corporation
1,490,000	4.250%, 9/30/2015	1,554,070
	Columbus Southern Power Company
1,600,000	6.050%, 5/1/2018	1,859,502
	Comision Federal de Electricidad
625,000	4.875%, 5/26/2021[e]	633,563
	Commonwealth Edison Company
1,000,000	6.150%, 9/15/2017	1,178,591
	Consolidated Natural Gas Company
1,100,000	5.000%, 12/1/2014	1,219,576
	Dominion Resources, Inc.
1,460,000	6.300%, 9/30/2066	1,422,040
	DTE Energy Company
1,500,000	6.375%, 4/15/2033	1,692,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.7%)	Value

Utilities (6.2%) - continued
	Duquesne Light Holdings, Inc.
$1,800,000	5.900%, 12/1/2021[e]	$1,852,709
	Energy Transfer Partners, LP
1,500,000	4.650%, 6/1/2021	1,499,504
	Exelon Generation Company, LLC
600,000	5.200%, 10/1/2019	641,788
1,500,000	4.000%, 10/1/2020	1,476,977
	Florida Power Corporation
1,000,000	6.400%, 6/15/2038	1,211,216
	Inergy, LP
370,000	6.875%, 8/1/2021[e]	371,850
	ITC Holdings Corporation
2,000,000	5.875%, 9/30/2016[e]	2,317,556
1,400,000	6.050%, 1/31/2018[e]	1,588,061
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
1,090,000	6.500%, 8/15/2021	1,136,325
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,081,840
	NiSource Finance Corporation
1,700,000	6.400%, 3/15/2018	1,961,409
1,800,000	5.450%, 9/15/2020	1,948,601
	NRG Energy, Inc.
1,070,000	7.875%, 5/15/2021[e]	1,078,025
	Ohio Edison Company
950,000	6.875%, 7/15/2036	1,102,239
	Ohio Power Company
1,300,000	5.375%, 10/1/2021	1,441,902
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,499,707
	Petrobras International Finance Company
1,200,000	5.750%, 1/20/2020	1,315,825
	Power Receivables Finance, LLC
248,664	6.290%, 1/1/2012[b]	248,882
	PSEG Power, LLC
3,200,000	5.000%, 4/1/2014	3,447,510
	Southern Star Central Corporation
2,400,000	6.750%, 3/1/2016	2,430,000
	Southwestern Public Service Company
1,730,000	6.000%, 10/1/2036	1,880,067
	Union Electric Company
1,600,000	6.400%, 6/15/2017	1,886,995

	Total Utilities	49,693,229

	Total Long-Term Fixed Income (cost $744,132,590)	776,915,594

Shares	Preferred Stock (0.9%)	Value

Financials (0.9%)
100	Ally Financial, Inc., 7.000%[e,g]	90,850
46,082	Citigroup Capital XII, 8.500%	1,185,690
13,000	Citigroup, Inc., Convertible,
	7.500%	1,457,950
238,000	Federal National Mortgage
	Association, 8.250%[g,i]	566,440
31,750	GMAC Capital Trust I, 8.125%[i]	813,435
43,750	HSBC Holdings plc, 8.000%[g]	1,194,375

Shares	Preferred Stock (0.9%)	Value

Financials (0.9%) - continued
1,810	SG Preferred Capital II, LLC, 6.302%[e,g]	$1,781,153

	Total Financials	7,089,893

	Total Preferred Stock (cost $10,638,327)	7,089,893

Fixed Income Mutual Funds (0.4%)
627,587	Thrivent High Yield Fund	3,075,177

	Total Fixed Income Mutual Funds	3,075,177

	Total Other Mutual Funds (cost $2,246,762)	3,075,177

Shares	Common Stock (<0.1%)	Value

Financials (<0.1%)
9,893	CIT Group, Inc.[i]	393,148

	Total Financials	393,148

	Total Common Stock (cost $313,151)	393,148

Shares	Collateral Held for Securities Loaned (1.8%)	Value

14,320,327	Thrivent Financial Securities Lending Trust	14,320,327

	Total Collateral Held for Securities Loaned (cost $14,320,328)	14,320,327

Principal Amount	Short-Term Investments (4.1%)[j]	Value

	Federal Home Loan Bank Discount Notes
6,000,000	0.003%, 8/12/2011[k]	5,999,994
5,000,000	0.010%, 8/17/2011[k]	4,999,975
5,000,000	0.015%, 8/26/2011[k]	4,999,944
	Federal Home Loan Mortgage Corporation Discount Notes
1,350,000	0.160%, 8/29/2011[k,l]	1,349,822
	Federal National Mortgage Association Discount Notes
10,000,000	0.020%, 9/9/2011[k]	9,999,772
	Windmill Funding Corporation
5,840,000	0.150%, 8/1/2011[k]	5,839,951
	Total Short-Term Investments (at amortized cost)	33,189,458

	Total Investments (cost $814,519,217) 105.1%	$844,665,315

	Other Assets and Liabilities, Net (5.1%)	(41,346,170)

	Total Net Assets 100.0%	$803,319,145

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
119

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

b	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Fund owned as of July 29, 2011.

Security	Acquisition Date	Amortized Cost

Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$2,150,129
Capitalsource Commercial Loan Trust	4/5/2007	$2,672
Commercial Mortgage Pass- Through Certificates	10/18/2006	$4,000,000
Commercial Mortgage Pass- Through Certificates	5/2/2007	$3,500,000
Power Receivables Finance, LLC	9/30/2003	$248,591
Preferred Term Securities XXIII, Ltd.	9/14/2006	$3,010,069
Wachovia Bank Commercial Mortgage Trust	5/2/2007	$5,000,285

c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
d	All or a portion of the security is insured or guaranteed.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $148,079,219 or 18.4% of total net assets.
f	All or a portion of the security is on loan.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Denotes investments purchased on a when-issued or delayed delivery basis.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
l	At July 29, 2011, $1,099,855 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions	:
REIT	-	Real Estate Investment Trust is a company that
buys, develops, manages and/or sells real estate
assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross	unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$48,413,163
Gross unrealized depreciation	(18,267,065)

Net unrealized appreciation (depreciation)	$30,146,098

Cost for federal income tax purposes	$814,519,217

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Bank Loans
Capital Goods	368,198	–	368,198	–
Communications Services	2,456,697	–	2,456,697	–
Consumer Cyclical	1,400,587	–	1,400,587	–
Consumer Non-Cyclical	1,109,684	–	1,109,684	–
Energy	899,064	–	899,064	–
Financials	901,875	–	901,875	–
Technology	1,114,637	–	1,114,637	–
Transportation	1,430,976	–	1,430,976	–
Long-Term Fixed Income
Asset-Backed Securities	11,731,791	–	11,731,791	–
Basic Materials	46,923,929	–	46,923,929	–
Capital Goods	13,482,687	–	13,482,687	–
Collateralized Mortgage Obligations	13,884,007	–	13,884,007	–
Commercial Mortgage-Backed Securities	33,175,378	–	33,175,378	–
Communications Services	73,676,046	–	71,601,046	2,075,000
Consumer Cyclical	42,169,194	–	42,169,194	–
Consumer Non-Cyclical	43,352,374	–	43,352,374	–
Energy	80,353,682	–	80,353,682	–
Financials	244,445,139	–	242,064,993	2,380,146
Foreign Government	22,598,137	–	22,598,137	–
Mortgage-Backed Securities	34,526,955	–	34,526,955	–
Technology	13,491,086	–	13,491,086	–
Transportation	19,822,804	–	19,822,804	–
U.S. Government and Agencies	29,293,617	–	29,293,617	–
U.S. Municipals	4,295,539	–	4,295,539	–
Utilities	49,693,229	–	49,693,229	–
Preferred Stock
Financials	7,089,893	5,217,890	1,872,003	–
Fixed Income Mutual Funds	3,075,177	3,075,177	–	–
Common Stock
Financials	393,148	393,148	–	–
Collateral Held for Securities Loaned	14,320,327	14,320,327	–	–
Short-Term Investments	33,189,458	–	33,189,458	–

Total	$844,665,315	$23,006,542	$817,203,627	$4,455,146

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	1,481,242	1,481,242	–	–

Total Asset Derivatives	$1,481,242	$1,481,242	$–	$–

Liability Derivatives
Futures Contracts	4,301,626	4,301,626	–	–
Credit Default Swaps	22,837	–	22,837	–

Total Liability Derivatives	$4,324,463	$4,301,626	$22,837	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

Income Fund

Schedule of Investments as of July 29, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Income Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value July 29, 2011
Long-Term Fixed Income
Basic Materials	1,569,015	(56,889)	(21,751)	–	(1,490,375)	–	–	–
Communications Services	–	–	(76,216)	–	–	2,151,216	–	2,075,000
Financials	2,956,277	–	335,166	720,000	(130,547)	–	(1,500,750)	2,380,146
Transportation	7,553,221	294,114	(410,528)	–	(3,449,803)	–	(3,987,004)	–

Total	$12,078,513	$237,225	($173,329)	$720,000	($5,070,725)	$2,151,216	($5,487,754)	$4,455,146

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on July 29, 2011 of $257,925.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	155	September 2011	$33,952,739	$34,087,891	$135,152
5-Yr. U.S. Treasury Bond Futures	(335)	September 2011	(39,672,924)	(40,684,178)	(1,011,254)
10-Yr. U.S. Treasury Bond Futures	(840)	September 2011	(102,287,128)	(105,577,500)	(3,290,372)
20-Yr. U.S. Treasury Bond Futures	360	September 2011	44,778,910	46,125,000	1,346,090
Total Futures Contracts					($2,820,384)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX IG, Series 16, 5 Year, at 1.00%; Bank of America	Buy	6/20/2016	$10,800,000	$–	($22,837)	($22,837)
Total Credit Default Swaps					($22,837)	($22,837)

1	As the buyer of protection, Income Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.

2	The maximum potential amount of future payments Income Fund could be required to make as the seller or receive as the buyer of protection.

3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
High Yield	$13,360,360	$–	$10,370,000	627,587	$3,075,177	$686,838
Thrivent Financial Securities Lending Trust	5,860,500	83,026,558	74,566,731	14,320,327	14,320,327	8,882
Total Value and Income Earned	19,220,860				17,395,504	695,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

Core Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value

Asset-Backed Securities (4.8%)
	Carrington Mortgage Loan Trust
$650,000	0.337%, 8/25/2036[a]	$204,879
	Countrywide Asset-Backed Certificates
617,964	5.549%, 8/25/2021[b]	579,314
	Credit Based Asset Servicing and Securitization, LLC
794,009	5.501%, 12/25/2036	542,767
	First Horizon ABS Trust
1,936,743	0.317%, 10/25/2026[a,b]	1,551,931
1,716,884	0.347%, 10/25/2034[a,b]	953,860
	GMAC Mortgage Corporation Loan Trust
2,615,936	0.367%, 8/25/2035[a,b]	1,679,949
2,122,146	0.367%, 12/25/2036[a,b]	1,369,701
	Goldman Sachs Alternative Mortgage Products Trust
732,530	0.267%, 8/25/2036[a]	672,728
	Green Tree Financial Corporation
229,598	7.650%, 10/15/2027	237,447
	Popular ABS Mortgage Pass- Through Trust
900,000	5.297%, 11/25/2035	760,857
	Renaissance Home Equity Loan Trust
4,111,887	5.608%, 5/25/2036	2,943,766
1,000,000	5.285%, 1/25/2037	704,170
	Wachovia Asset Securitization, Inc.
2,630,031	0.327%, 7/25/2037[a,b,c]	1,985,284

	Total Asset-Backed Securities	14,186,653

Basic Materials (2.4%)
	Alcoa, Inc.
500,000	5.400%, 4/15/2021	519,750
	ArcelorMittal
1,000,000	6.125%, 6/1/2018	1,100,526
800,000	5.250%, 8/5/2020	814,764
	Dow Chemical Company
800,000	4.250%, 11/15/2020	819,524
	Gold Fields Orogen Holding BVI, Ltd.
1,300,000	4.875%, 10/7/2020[d]	1,261,000
	Noble Group, Ltd.
1,200,000	6.750%, 1/29/2020[d]	1,263,000
	Teck Resources, Ltd.
1,000,000	10.250%, 5/15/2016	1,200,000

	Total Basic Materials	6,978,564

Capital Goods (1.5%)
	Boeing Capital Corporation
800,000	2.125%, 8/15/2016	805,221
	Danaher Corporation
600,000	2.300%, 6/23/2016	613,182
	Hutchinson Whampoa Finance, Ltd.
1,000,000	5.750%, 9/11/2019[d]	1,098,087
	Republic Services, Inc.
400,000	5.000%, 3/1/2020	437,203
800,000	5.250%, 11/15/2021	871,394

Principal Amount	Long-Term Fixed Income (101.7%)	Value

Capital Goods (1.5%) - continued
	Textron, Inc.
$500,000	7.250%, 10/1/2019	$600,541

	Total Capital Goods	4,425,628

Collateralized Mortgage Obligations (3.4%)
	Banc of America Mortgage Securities, Inc.
2,206,534	3.185%, 9/25/2035	1,772,138
	Bear Stearns Mortgage Funding Trust
587,539	0.467%, 8/25/2036[a]	174,810
	Chase Mortgage Finance Corporation
302,987	5.334%, 1/25/2036	33,735
	Countrywide Alternative Loan Trust
1,369,839	6.000%, 1/25/2037	958,245
	HomeBanc Mortgage Trust
1,760,194	2.236%, 4/25/2037	1,059,859
	J.P. Morgan Alternative Loan Trust
2,551,329	2.699%, 3/25/2036	1,643,791
	J.P. Morgan Mortgage Trust
143,348	5.610%, 6/25/2036	141,826
	Merrill Lynch Mortgage Investors, Inc.
2,119,467	2.622%, 6/25/2035	1,787,370
	Thornburg Mortgage Securities Trust
1,326,478	0.297%, 11/25/2046[a]	1,313,107
	WaMu Mortgage Pass Through Certificates
371,993	4.369%, 8/25/2046	297,366
	Wells Fargo Mortgage Backed Securities Trust
670,229	6.000%, 7/25/2037	649,570

	Total Collateralized Mortgage Obligations	9,831,817

Commercial Mortgage-Backed Securities (8.2%)
	Banc of America Commercial Mortgage, Inc.
500,000	5.657%, 4/10/2049	461,922
	Bear Stearns Commercial Mortgage Securities, Inc.
1,500,000	5.613%, 6/11/2050	1,539,832
3,583,548	0.337%, 3/15/2022[a,c]	3,464,943
	Citigroup/Deutsche Bank Commercial Mortgage
1,250,000	5.322%, 12/11/2049	1,319,366
	Commercial Mortgage Pass- Through Certificates
4,000,000	0.317%, 12/15/2020[a,c]	3,710,236
	Credit Suisse Mortgage Capital Certificates
2,976,781	0.357%, 10/15/2021[a,d]	2,834,441
1,200,000	5.467%, 9/15/2039	1,292,177
	Government National Mortgage Association
2,219,277	3.214%, 1/16/2040	2,319,080

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

Core Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value

Commercial Mortgage-Backed Securities (8.2%) - continued
	GS Mortgage Securities Corporation II
$3,000,000	1.317%, 3/6/2020[a,d]	$2,952,297
	LB-UBS Commercial Mortgage Trust
700,000	5.866%, 9/15/2045	769,188
500,000	6.167%, 9/15/2045	490,343
	Morgan Stanley Capital, Inc.
800,000	5.406%, 3/15/2044	751,441
	Wachovia Bank Commercial Mortgage Trust
2,000,000	5.765%, 7/15/2045	2,196,826

	Total Commercial Mortgage- Backed Securities	24,102,092

Communications Services (3.4%)
	American Tower Corporation
1,000,000	5.050%, 9/1/2020	1,029,085
	CBS Corporation
800,000	8.875%, 5/15/2019	1,042,749
	Cox Communications, Inc.
750,000	8.375%, 3/1/2039[d]	1,031,585
	Crown Castle Towers, LLC
800,000	4.883%, 8/15/2020[d]	825,548
	Discovery Communications, LLC
300,000	4.375%, 6/15/2021	309,260
	Frontier Communications Corporation
681,000	6.250%, 1/15/2013	708,240
	News America, Inc.
510,000	6.400%, 12/15/2035	520,295
	Qwest Communications International, Inc.
450,000	7.125%, 4/1/2018	481,500
	Rogers Communications, Inc.
130,000	8.750%, 5/1/2032	177,332
	SBA Tower Trust
800,000	5.101%, 4/15/2017[d]	830,000
	Telecom Italia Capital SA
975,000	5.250%, 10/1/2015	975,360
	Telemar Norte Leste SA
1,000,000	5.500%, 10/23/2020[d]	995,000
	Verizon Communications, Inc.
350,000	8.950%, 3/1/2039	517,872
	Virgin Media Secured Finance plc
400,000	5.250%, 1/15/2021[d]	431,405

	Total Communications Services	9,875,231

Consumer Cyclical (1.6%)
	CVS Caremark Corporation
500,000	6.125%, 9/15/2039	543,892
	Ford Motor Credit Company, LLC
600,000	7.000%, 4/15/2015	657,000
400,000	5.000%, 5/15/2018	402,178
	Harley-Davidson Financial Services, Inc.
750,000	3.875%, 3/15/2016[d]	772,584
	Home Depot, Inc.
250,000	4.400%, 4/1/2021	261,962

Principal Amount	Long-Term Fixed Income (101.7%)	Value

Consumer Cyclical (1.6%) - continued
	Hyundai Motor Manufacturing Czech
$1,000,000	4.500%, 4/15/2015[d]	$1,059,754
	RCI Banque SA
300,000	4.600%, 4/12/2016[d]	312,593
	Wyndham Worldwide Corporation
500,000	7.375%, 3/1/2020	566,945

	Total Consumer Cyclical	4,576,908

Consumer Non-Cyclical (2.0%)
	Altria Group, Inc.
525,000	9.700%, 11/10/2018	707,631
	Celgene Corporation
1,000,000	3.950%, 10/15/2020	1,003,558
	Colgate-Palmolive Company
500,000	2.625%, 5/1/2017	515,368
	Energizer Holdings, Inc.
500,000	4.700%, 5/19/2021[d]	507,701
	HCA, Inc.
850,000	9.250%, 11/15/2016	906,844
800,000	6.500%, 2/15/2020	812,000
	Kraft Foods, Inc.
1,000,000	5.375%, 2/10/2020	1,128,213
	Quest Diagnostics, Inc.
350,000	4.700%, 4/1/2021	370,807

	Total Consumer Non-Cyclical	5,952,122

Energy (3.2%)
	Anadarko Petroleum Corporation
500,000	6.375%, 9/15/2017	589,420
	BP Capital Markets plc
1,000,000	4.500%, 10/1/2020	1,069,419
	Cameron International Corporation
250,000	4.500%, 6/1/2021	258,153
	CenterPoint Energy Resources Corporation
1,150,000	6.125%, 11/1/2017	1,346,910
	Forest Oil Corporation
1,000,000	7.250%, 6/15/2019	1,040,000
	International Petroleum Investment Company, Ltd.
1,000,000	5.000%, 11/15/2020[d]	1,007,500
	ONEOK Partners, LP
500,000	3.250%, 2/1/2016	520,433
	Petrobras International Finance Company
800,000	5.375%, 1/27/2021	852,085
	Schlumberger Norge AS
400,000	4.200%, 1/15/2021[d]	418,976
	Transocean, Inc.
800,000	7.375%, 4/15/2018	946,773
	Valero Energy Corporation
800,000	6.125%, 2/1/2020	913,182
	Weatherford International, Ltd.
500,000	5.125%, 9/15/2020	536,550

	Total Energy	9,499,401

Financials (18.8%)
	Ally Financial, Inc.
400,000	4.500%, 2/11/2014	398,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

Core Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value

Financials (18.8%) - continued
	American Express Bank FSB
$500,000	6.000%, 9/13/2017	$574,499
	Axis Specialty Finance, LLC
1,100,000	5.875%, 6/1/2020	1,162,063
	Banco do Brasil SA
600,000	5.875%, 1/26/2022[d]	607,500
	Bank of America Corporation
400,000	5.875%, 1/5/2021	418,891
	Barclays Bank plc
550,000	5.140%, 10/14/2020	525,376
	Barclays Bank plc, Convertible
2,000,000	1.000%, 6/25/2017[e]	2,213,000
	Bear Stearns Companies, LLC
800,000	6.400%, 10/2/2017	923,842
	Blackstone Holdings Finance Company, LLC
850,000	6.625%, 8/15/2019[d]	922,712
	Boston Properties, LP
800,000	4.125%, 5/15/2021	789,941
	Camden Property Trust
800,000	4.625%, 6/15/2021	814,673
	Capital One Capital V
850,000	10.250%, 8/15/2039	899,300
	Capital One Financial Corporation
550,000	2.125%, 7/15/2014	552,587
	Citigroup, Inc.
300,000	6.500%, 8/19/2013	326,062
1,250,000	1.176%, 4/1/2014[a]	1,237,420
	CNA Financial Corporation
800,000	6.500%, 8/15/2016	909,155
500,000	5.750%, 8/15/2021	532,420
	Cooperative Centrale Raiffeisen-Boerenleenbank BA
1,200,000	4.750%, 1/15/2020[d]	1,290,426
500,000	11.000%, 12/29/2049[d,f]	638,750
	Credit Suisse of New York, Convertible
350,000	0.500%, 6/22/2018	352,240
	Credit Suisse Securities USA, LLC, Convertible
1,200,000	1.000%, 4/28/2017[e]	1,212,480
	Danske Bank AS
750,000	3.875%, 4/14/2016[d]	744,782
	Discover Bank
500,000	7.000%, 4/15/2020	564,419
	Fairfax Financial Holdings, Ltd.
800,000	5.800%, 5/15/2021[d]	790,926
	Fifth Third Bancorp
200,000	3.625%, 1/25/2016	205,048
650,000	5.450%, 1/15/2017	703,731
	FUEL Trust
500,000	3.984%, 6/15/2016[d]	504,513
	General Electric Capital Corporation
800,000	4.375%, 9/16/2020	812,728
400,000	5.300%, 2/11/2021	426,376
300,000	6.750%, 3/15/2032	341,573
	Goldman Sachs Group, Inc.
1,000,000	5.250%, 7/27/2021	1,020,791
	Goldman Sachs Group, Inc., Convertible
5,520	2.600%, 3/16/2012[d,g]	77,302

Principal Amount	Long-Term Fixed Income (101.7%)	Value

Financials (18.8%) - continued
$128	0.500%, 3/30/2012[d,h]	$91,188
21,850	0.250%, 11/9/2012[d,i]	580,511
	HCP, Inc.
800,000	5.375%, 2/1/2021	856,603
	Health Care REIT, Inc.
800,000	6.125%, 4/15/2020	880,993
	HSBC Holdings plc
750,000	5.100%, 4/5/2021	787,751
575,000	6.500%, 5/2/2036	598,324
	ING Bank NV
500,000	5.000%, 6/9/2021[d]	512,362
	International Lease Finance Corporation
300,000	8.625%, 9/15/2015	330,750
	Itau Unibanco Holding SA
900,000	6.200%, 12/21/2021[d]	939,638
	J.P. Morgan Chase & Company
400,000	3.150%, 7/5/2016	404,218
	Jefferies Group, Inc.
750,000	5.125%, 4/13/2018	764,063
	KeyCorp
450,000	5.100%, 3/24/2021	470,799
	Liberty Property, LP
630,000	5.500%, 12/15/2016	698,023
	Lloyds TSB Bank plc
600,000	6.500%, 9/14/2020[d]	594,954
	Marsh & McLennan Companies, Inc.
675,000	4.800%, 7/15/2021	681,743
	Merrill Lynch & Company, Inc.
475,000	6.875%, 4/25/2018	531,545
	Metropolitan Life Global Funding I
750,000	3.650%, 6/14/2018[d]	759,947
	Morgan Stanley
700,000	3.800%, 4/29/2016	704,866
800,000	7.300%, 5/13/2019	919,895
800,000	5.500%, 1/26/2020	829,434
	Nationwide Building Society
800,000	6.250%, 2/25/2020[d]	860,102
	Nordea Eiendomskreditt AS
750,000	1.875%, 4/7/2014[d]	763,312
	PNC Funding Corporation
800,000	5.125%, 2/8/2020	872,655
	Principal Financial Group, Inc.
800,000	8.875%, 5/15/2019	1,037,430
	Prudential Financial, Inc.
1,150,000	6.100%, 6/15/2017	1,324,523
390,000	5.700%, 12/14/2036	391,690
	Rabobank Capital Funding Trust II
405,000	5.260%, 12/29/2049[d,f]	404,711
	Reinsurance Group of America, Inc.
950,000	5.625%, 3/15/2017	1,042,543
1,000,000	6.450%, 11/15/2019	1,131,814
	Simon Property Group, LP
800,000	4.375%, 3/1/2021	813,894
	SLM Corporation
400,000	6.250%, 1/25/2016	418,561
400,000	8.000%, 3/25/2020	438,261
	Societe Generale SA
750,000	5.200%, 4/15/2021[d]	735,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

Core Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Financials (18.8%) - continued
	State Street Capital Trust III
$1,200,000	5.237%, 3/15/2042[a,f]	$1,199,604
	SVB Financial Group
1,000,000	5.375%, 9/15/2020	1,030,678
	Swiss RE Capital I, LP
850,000	6.854%, 5/29/2049[d,f]	833,363
	Travelers Companies, Inc.
350,000	6.250%, 6/15/2037	387,678
	UnitedHealth Group, Inc.
550,000	6.500%, 6/15/2037	636,557
	USB Capital XIII Trust
800,000	6.625%, 12/15/2039	835,176
	Wachovia Bank NA
770,000	4.875%, 2/1/2015	833,048
	Wachovia Corporation
850,000	5.250%, 8/1/2014	919,592
	Westpac Banking Corporation
750,000	0.976%, 3/31/2014[a,d]	750,847
	Willis North America, Inc.
760,000	6.200%, 3/28/2017	843,066

	Total Financials	54,936,031

Foreign Government (1.9%)
	Bank Nederlandse Gemeenten NV
1,250,000	4.375%, 2/16/2021[d]	1,329,101
	Chile Government International Bond
800,000	3.875%, 8/5/2020	816,858
	Corporacion Andina de Fomento
750,000	5.750%, 1/12/2017	835,373
	Mexico Government International Bond
750,000	6.050%, 1/11/2040	826,875
	Poland Government International Bond
750,000	5.125%, 4/21/2021	780,000
	Province of New Brunswick
750,000	2.750%, 6/15/2018	756,974

	Total Foreign Government	5,345,181

Mortgage-Backed Securities (22.2%)
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
11,350,000	4.000%, 8/1/2026[j]	11,892,678
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
21,200,000	4.500%, 8/1/2041[j]	22,127,500
5,150,000	5.000%, 8/1/2041[j]	5,496,018
19,500,000	5.500%, 8/1/2041[j]	21,130,083
4,000,000	6.000%, 8/1/2041[j]	4,398,592

	Total Mortgage-Backed Securities	65,044,871

Technology (1.0%)
	Affiliated Computer Services, Inc.
800,000	5.200%, 6/1/2015	883,342
	Hewlett-Packard Company
750,000	4.300%, 6/1/2021	791,002
	Texas Instruments, Inc.
750,000	2.375%, 5/16/2016	768,364

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Technology (1.0%) - continued
	Xerox Corporation
$600,000	4.500%, 5/15/2021	$618,029

	Total Technology	3,060,737

Transportation (1.2%)
	American Airlines Pass Through Trust
844,756	10.375%, 7/2/2019	974,679
	CSX Corporation
800,000	3.700%, 10/30/2020	797,918
	Delta Air Lines, Inc.
492,839	4.950%, 11/23/2019	490,375
	ERAC USA Finance, LLC
800,000	5.250%, 10/1/2020[d]	869,438
	US Airways Group, Inc.
400,000	6.250%, 4/22/2023	388,000

	Total Transportation	3,520,410

U.S. Government and Agencies (21.5%)
	Federal Home Loan Bank
2,400,000	0.147%, 2/10/2012[a]	2,399,825
	U.S. Treasury Bonds
1,500,000	4.500%, 5/15/2038	1,603,828
4,175,000	4.375%, 5/15/2041	4,345,925
	U.S. Treasury Notes
2,750,000	1.500%, 12/31/2013	2,821,330
4,000,000	2.250%, 5/31/2014	4,194,688
1,750,000	0.750%, 6/15/2014	1,761,074
1,650,000	2.375%, 9/30/2014	1,740,235
9,000,000	2.000%, 1/31/2016	9,335,394
2,700,000	1.500%, 6/30/2016	2,720,682
3,775,000	2.750%, 2/28/2018	3,961,980
8,225,000	3.125%, 5/15/2021	8,449,871
100,000	3.500%, 2/15/2039	89,844
	U.S. Treasury Notes, TIPS
5,731,749	2.500%, 7/15/2016	6,684,652
5,553,502	1.875%, 7/15/2019	6,402,144
6,091,750	1.125%, 1/15/2021	6,562,435

	Total U.S. Government and Agencies	63,073,907

U.S. Municipals (0.3%)
	North Texas Tollway Authority Revenue Bonds (Build America Bonds)
850,000	6.718%, 1/1/2049	993,166

	Total U.S. Municipals	993,166

Utilities (4.3%)
	Cleveland Electric Illuminating Company
825,000	5.700%, 4/1/2017	917,972
	Comision Federal de Electricidad
600,000	4.875%, 5/26/2021[d]	608,220
	Energy Transfer Partners, LP
1,000,000	4.650%, 6/1/2021	999,669
	Enterprise Products Operating, LLC
800,000	5.200%, 9/1/2020	874,809
	Exelon Generation Company, LLC
1,000,000	4.000%, 10/1/2020	984,651
515,000	5.750%, 10/1/2041	515,909

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

Core Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Utilities (4.3%) - continued
	FirstEnergy Solutions Corporation
$850,000	4.800%, 2/15/2015	$925,090
	ITC Holdings Corporation
775,000	6.050%, 1/31/2018[d]	879,105
	MidAmerican Energy Holdings Company
775,000	6.500%, 9/15/2037	913,400
	NiSource Finance Corporation
400,000	6.125%, 3/1/2022	454,828
	ONEOK Partners, LP
450,000	8.625%, 3/1/2019	584,774
	Pennsylvania Electric Company
800,000	5.200%, 4/1/2020	869,463
	Potomac Electric Power Company
600,000	7.900%, 12/15/2038	838,733
	Power Receivables Finance, LLC
124,332	6.290%, 1/1/2012[c]	124,441
	Union Electric Company
1,150,000	6.400%, 6/15/2017	1,356,278
	Williams Partners, LP
800,000	5.250%, 3/15/2020	874,502

	Total Utilities	12,721,844

	Total Long-Term Fixed Income (cost $294,266,846)	298,124,563

Shares	Mutual Funds (4.4%)	Value
Fixed Income Mutual Funds (4.4%)
2,646,014	Thrivent High Yield Fund	12,965,466

	Total Fixed Income Mutual Funds	12,965,466

	Total Mutual Funds (cost $9,800,000)	12,965,466

Shares	Preferred Stock (0.4%)	Value
Financials (0.4%)
4,850	Citigroup, Inc., Convertible, 7.500%[k]	543,927
56,005	Federal National Mortgage Association, 8.250%[f,l]	133,292
16,000	HSBC Holdings plc, 8.000%[f]	436,800

	Total Financials	1,114,019

	Total Preferred Stock (cost $1,713,096)	1,114,019

Principal Amount	Short-Term Investments (14.9%)[m]	Value
	Federal Home Loan Bank Discount Notes
17,000,000	0.003%, 8/12/2011[n]	16,999,981
3,000,000	0.035%, 8/19/2011[n]	2,999,942
	Federal Home Loan Mortgage Corporation Discount Notes
1,000,000	0.160%, 8/29/2011[n,o,p]	999,868
	Federal National Mortgage Association Discount Notes
9,635,000	0.010%, 9/14/2011[n]	9,634,877

Principal Amount	Short-Term Investments (14.9%)[m]	Value
	U.S. Treasury Notes
13,000,000	0.010%, 8/4/2011	$12,999,982

	Total Short-Term Investments (at amortized cost)	43,634,650

	Total Investments (cost $349,414,592) 121.4%	$355,838,698

	Other Assets and Liabilities, Net (21.4%)	(62,846,467)

	Total Net Assets 100.0%	$292,992,231

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
b	All or a portion of the security is insured or guaranteed.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Core Bond Fund owned as of July 29, 2011.

Security	Acquisition Date	Amortized Cost
Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$3,583,548
Commercial Mortgage Pass-Through Certificates	10/18/2006	4,000,000
Power Receivables Finance, LLC	9/30/2003	124,295
Wachovia Asset Securitization, Inc.	3/16/2007	2,630,031

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $34,690,974 or 11.8% of total net assets.
e	Denotes equity-linked structured securities. These securities are linked to the S&P 500 Index.
f	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
g	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of RadioShack Corporation.
h	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Kubota Corporation.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
j	Denotes investments purchased on a when-issued or delayed delivery basis.
k	Denotes equity-linked structured securities. These securities are linked to the common stock of Citigroup, Inc.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

Core Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

o	At July 29, 2011, $439,942 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
p	At July 29, 2011, $106,986 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

REIT -	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS -	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,177,659
Gross unrealized depreciation	(9,753,553)

Net unrealized appreciation (depreciation)	$6,424,106

Cost for federal income tax purposes	$349,414,592

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

Core Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Core Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	14,186,653	–	14,186,653	–
Basic Materials	6,978,564	–	6,978,564	–
Capital Goods	4,425,628	–	4,425,628	–
Collateralized Mortgage Obligations	9,831,817	–	9,831,817	–
Commercial Mortgage-Backed Securities	24,102,092	–	24,102,092	–
Communications Services	9,875,231	–	9,045,231	830,000
Consumer Cyclical	4,576,908	–	4,576,908	–
Consumer Non-Cyclical	5,952,122	–	5,952,122	–
Energy	9,499,401	–	9,499,401	–
Financials	54,936,031	–	50,409,310	4,526,721
Foreign Government	5,345,181	–	5,345,181	–
Mortgage-Backed Securities	65,044,871	–	65,044,871	–
Technology	3,060,737	–	3,060,737	–
Transportation	3,520,410	–	3,520,410	–
U.S. Government and Agencies	63,073,907	–	63,073,907	–
U.S. Municipals	993,166	–	993,166	–
Utilities	12,721,844	–	12,721,844	–
Mutual Funds
Fixed Income Mutual Funds	12,965,466	12,965,466	–	–
Preferred Stock
Financials	1,114,019	1,114,019	–	–
Short-Term Investments	43,634,650	–	43,634,650	–
Total	$355,838,698	$14,079,485	$336,402,492	$5,356,721

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	349,131	349,131	–	–
Credit Default Swaps	185,923	–	185,923	–
Total Asset Derivatives	$535,054	$349,131	$185,923	$–

Liability Derivatives
Futures Contracts	1,300,015	1,300,015	–	–
Credit Default Swaps	3,606	–	3,606	–
Total Liability Derivatives	$1,303,621	$1,300,015	$3,606	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Core Bond Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation) *	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value July 29, 2011
Long-Term Fixed Income
Asset-Backed Securities	2,024,360	–	341,094	–	(380,170)	–	(1,985,284)	–
Basic Materials	747,150	(19,343)	(10,357)	–	(717,450)	–	–	–
Communications Services	–	–	(30,486)	–	–	860,486	–	830,000
Financials	3,902,271	5,572	105,431	1,093,455	(580,008)	–	–	4,526,721
Transportation	3,710,995	257,084	(326,940)	–	(2,666,460)	–	(974,679)	–
Total	$10,384,776	$243,313	$78,742	$1,093,455	($4,344,088)	$860,486	($2,959,963)	$5,356,721

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on July 29, 2011 of $77,629.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

Core Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(100)	September 2011	($21,885,633)	($21,992,188)	($106,555)
5-Yr. U.S. Treasury Bond Futures	(45)	September 2011	(5,329,199)	(5,465,039)	(135,840)
10-Yr. U.S. Treasury Bond Futures	(270)	September 2011	(32,878,005)	(33,935,625)	(1,057,620)
20-Yr. U.S. Treasury Bond Futures	80	September 2011	9,900,869	10,250,000	349,131
Total Futures Contracts					($950,884)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 16, 5 Year, at 5.00%; Bank of America	Buy	6/20/2016	$12,000,000	$224,779	($38,856)	$185,923
CDX IG, Series 16, 5 Year, at 1.00%; J.P. Morgan Chase and Co.	Buy	6/20/2016	12,000,000	21,768	(25,374)	(3,606)
Total Credit Default Swaps					($64,230)	$182,317

1	As the buyer of protection, Core Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Core Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Core Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Core Bond Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011
High Yield	$12,859,626	$–	$–	2,646,014	$12,965,466	$739,944
Total Value and Income Earned	12,859,626				12,965,466	739,944

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

Government Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (98.4%)	Value

Collateralized Mortgage Obligations (1.7%)
	Federal National Mortgage Association
$865,465	2.250%, 6/25/2025	$882,576
	NCUA Guaranteed Notes
880,472	0.651%, 10/7/2020[a]	882,742

	Total Collateralized Mortgage Obligations	1,765,318

Commercial Mortgage-Backed Securities (2.9%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificate
960,491	3.342%, 12/25/2019	1,002,938
	Government National Mortgage Association
976,488	2.164%, 3/16/2033	993,692
887,711	3.214%, 1/16/2040	927,632

	Total Commercial Mortgage- Backed Securities	2,924,262

Financials (8.4%)
	Achmea Hypotheekbank NV
1,000,000	3.200%, 11/3/2014[b]	1,057,635
	Bank of Montreal
750,000	2.625%, 1/25/2016[b]	773,293
	Bank of Nova Scotia
500,000	1.450%, 7/26/2013[b]	506,272
	Canadian Imperial Bank of Commerce
1,000,000	2.600%, 7/2/2015[b]	1,035,689
	Cie de Financement Foncier
1,000,000	2.250%, 3/7/2014[b]	1,012,622
	Dexia Credit Local SA
1,000,000	2.750%, 4/29/2014[b]	1,009,400
	International Bank for Reconstruction & Development
1,000,000	2.375%, 5/26/2015	1,046,428
	Royal Bank of Canada
1,000,000	3.125%, 4/14/2015[b]	1,054,852
	Toronto-Dominion Bank
1,000,000	2.200%, 7/29/2015[b]	1,023,772

	Total Financials	8,519,963

Foreign Government (4.3%)
	Bank Nederlandse Gemeenten NV
1,875,000	4.375%, 2/16/2021[b]	1,993,652
	Finland Government International Bond
500,000	2.250%, 3/17/2016[b]	517,784
	Kommunalbanken AS
1,000,000	2.750%, 5/5/2015[b]	1,052,681
	Kreditanstalt fuer Wiederaufbau
825,000	0.197%, 6/17/2013[a]	824,538

	Total Foreign Government	4,388,655

Mortgage-Backed Securities (6.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
500,000	6.000%, 8/1/2041[c]	549,844

Principal Amount	Long-Term Fixed Income (98.4%)	Value

Mortgage-Backed Securities (6.2%) - continued
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
$1,750,000	4.000%, 8/1/2026[c]	$1,833,673
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
3,000,000	4.500%, 8/1/2041[c,d]	3,131,250
750,000	5.000%, 8/1/2041[c]	800,391

	Total Mortgage-Backed Securities	6,315,158

U.S. Government and Agencies (74.9%)
	FDIC Structured Sale Guaranteed Notes
400,000	Zero Coupon, 1/7/2012[b]	398,980
400,000	Zero Coupon, 1/7/2014[b]	398,932
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,033,285
1,000,000	2.000%, 7/27/2016	1,009,102
	Federal Home Loan Banks
3,250,000	5.375%, 5/18/2016	3,827,486
3,400,000	5.000%, 11/17/2017	3,950,803
	Federal Home Loan Mortgage Corporation
3,625,000	0.750%, 3/28/2013	3,644,571
1,800,000	2.500%, 1/7/2014	1,881,241
2,750,000	4.875%, 6/13/2018	3,182,702
	Federal National Mortgage Association
4,100,000	1.250%, 2/27/2014	4,161,205
25,000	4.375%, 10/15/2015	28,082
1,250,000	6.250%, 5/15/2029	1,568,025
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,342,862
	U.S. Treasury Bonds
750,000	6.500%, 11/15/2026	1,016,250
1,850,000	4.375%, 5/15/2041	1,925,739
	U.S. Treasury Bonds, TIPS
339,619	2.125%, 2/15/2040	399,636
	U.S. Treasury Notes
5,375,000	0.750%, 6/15/2014	5,409,013
550,000	2.000%, 1/31/2016	570,496
2,800,000	2.625%, 2/29/2016	2,981,126
8,000,000	3.250%, 3/31/2017	8,710,000
2,500,000	2.250%, 11/30/2017	2,556,445
2,300,000	2.750%, 2/28/2018	2,413,921
1,000,000	2.375%, 6/30/2018	1,018,750
8,300,000	3.125%, 5/15/2021	8,526,922
2,125,000	7.625%, 2/15/2025	3,125,743
	U.S. Treasury Notes, TIPS
1,208,400	3.375%, 1/15/2012	1,228,037
1,650,199	2.000%, 1/15/2014	1,790,080
709,716	1.625%, 1/15/2015	779,357
1,954,162	0.500%, 4/15/2015	2,068,969
1,286,149	2.500%, 7/15/2016	1,499,971
1,525,678	2.625%, 7/15/2017	1,816,391
1,548,750	1.125%, 1/15/2021	1,668,416

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

Government Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (98.4%)	Value

U.S. Government and Agencies (74.9%) - continued
$329,513	2.375%, 1/15/2025	$399,870

	Total U.S. Government and Agencies	76,332,408

	Total Long-Term Fixed Income (cost $95,917,124)	100,245,764

Principal Amount	Short-Term Investments (6.8%)[e]	Value

	Federal Home Loan Bank Discount Notes
5,000,000	0.020%, 8/5/2011[f]	4,999,983
1,000,000	0.035%, 8/19/2011[f]	999,981
	Federal National Mortgage Association Discount Notes
1,000,000	0.020%, 8/8/2011[f]	999,995

	Total Short-Term Investments (at amortized cost)	6,999,959

	Total Investments (cost $102,917,083) 105.2%	$107,245,723

	Other Assets and Liabilities, Net (5.2%)	(5,343,974)

	Total Net Assets 100.0%	$101,901,749

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $11,835,564 or 11.6% of total net assets.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	All or a portion of the security was earmarked to cover written options.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.

Definitions:
TIPS - Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,339,384
Gross unrealized depreciation	(10,744)

Net unrealized appreciation (depreciation)	$4,328,640
Cost for federal income tax purposes	$102,917,083

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

Government Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Collateralized Mortgage Obligations	1,765,318	–	1,765,318	–
Commercial Mortgage-Backed Securities	2,924,262	–	2,924,262	–
Financials	8,519,963	–	8,519,963	–
Foreign Government	4,388,655	–	4,388,655	–
Mortgage-Backed Securities	6,315,158	–	6,315,158	–
U.S. Government and Agencies	76,332,408	–	76,332,408	–
Short-Term Investments	6,999,959	–	6,999,959	–

Total	$107,245,723	$–	$107,245,723	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Liability Derivatives
Call Options Written	13,593	–	–	13,593

Total Liability Derivatives	$13,593	$–	$–	$13,593

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Government Bond Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value July 29, 2011

Long-Term Fixed Income Financials	1,000,000	–	2,270	–	(119,528)	–	(882,742)	–

Total	$1,000,000	$–	$2,270	$–	($119,528)	$–	($882,742)	$–

Other Financial Instruments
Liability Derivatives
Call Options Written	3,094	–	2,593	–	7,906	–	–	13,593

Total	$3,094	$–	$2,593	$–	$7,906	$–	$–	$13,593

* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on July 29, 2011 of $13,593.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)

FNCL Mortgage Backed Call Options	2	$103 .52	August 2011	($18,437)	($13,593)
Total Call Options Written				($18,437)	($13,593)

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Asset-Backed Securities (14.1%)
	Avis Budget Rental Car Funding
$3,500,000	2.370%, 11/20/2014[a]	$3,555,524
	Bank of America Auto Trust
2,715,511	1.390%, 3/15/2014[a]	2,726,808
	Carrington Mortgage Loan Trust
1,000,000	0.337%, 8/25/2036[b]	315,198
	Chrysler Financial Auto Securitization
1,993,789	2.820%, 1/15/2016	2,016,346
	CIT Equipment
653,170	3.070%, 8/15/2016[a]	656,065
	Citibank Omni Master Trust
4,000,000	2.287%, 5/16/2016[a,b]	4,048,232
	CNH Equipment Trust
1,650,000	7.210%, 12/16/2013	1,717,257
	Countrywide Asset-Backed Certificates
353,122	5.549%, 8/25/2021[c]	331,037
	Countrywide Home Loans, Inc.
1,325,071	6.085%, 6/25/2021[c]	896,875
	Credit Based Asset Servicing and Securitization, LLC
833,710	5.501%, 12/25/2036	569,906
	Discover Card Master Trust
4,500,000	0.837%, 9/15/2015[b]	4,536,292
	Enterprise Fleet Financing, LLC
4,500,000	1.430%, 10/20/2016[a]	4,500,927
	First Franklin Mortgage Loan Asset-Backed Certificates
86,028	5.500%, 3/25/2036[d,e]	1
	First Horizon ABS Trust
481,543	0.317%, 9/25/2029[b,c]	371,948
	First National Master Note Trust
5,500,000	1.537%, 7/15/2015[b]	5,539,578
	Ford Credit Auto Owner Trust
1,068,852	3.960%, 5/15/2013	1,077,667
	Ford Credit Floor Plan Master Owner Trust
5,000,000	1.500%, 9/15/2015	5,038,740
	Fosse Master Issuer plc
3,500,000	1.650%, 10/18/2054[a,b]	3,502,954
	GE Capital Credit Card Master Note Trust
4,200,000	2.540%, 9/15/2014	4,210,219
3,650,000	3.690%, 7/15/2015	3,754,748
	GMAC Mortgage Corporation Loan Trust
784,781	0.367%, 8/25/2035[b,c]	503,985
1,098,324	5.750%, 10/25/2036[c]	736,203
1,591,609	0.367%, 12/25/2036[b,c]	1,027,276
	Goldman Sachs Alternative Mortgage Products Trust
1,949,730	0.267%, 8/25/2036[b]	1,790,558
	GSAMP Trust
1,935,708	0.367%, 2/25/2036[b]	1,568,115
	Harley-Davidson Motorcycle Trust
625,556	3.190%, 11/15/2013	630,139
	Household Home Equity Loan Trust
210,471	5.320%, 3/20/2036	210,082
	J.P. Morgan Mortgage Trust
876,111	2.853%, 2/25/2036	758,076

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Asset-Backed Securities (14.1%) - continued
	John Deere Owner Trust
$1,500,000	3.960%, 5/16/2016	$1,538,878
	Mortgage Equity Conversion Asset Trust
2,601,489	0.690%, 1/25/2042[b,d]	2,491,706
2,569,391	0.710%, 2/25/2042[b,d]	2,461,734
	Nissan Auto Receivables Owner Trust
1,806,671	4.280%, 6/16/2014	1,828,721
3,000,000	4.740%, 8/17/2015	3,118,839
	Renaissance Home Equity Loan Trust
1,644,755	5.608%, 5/25/2036	1,177,506
750,000	5.285%, 1/25/2037	528,127
	Santander Drive Auto Receivables Trust
2,964,843	0.950%, 8/15/2013	2,966,898
	SLM Student Loan Trust
8,000,000	0.323%, 4/27/2020[b]	7,936,632
8,000,000	0.323%, 4/25/2022[b]	7,928,872
4,744,107	0.333%, 4/25/2023[b]	4,729,438
2,778,644	0.587%, 3/25/2025[b]	2,768,564
6,763,765	0.707%, 3/25/2026[b]	6,768,960
	Toyota Auto Receivables Owner Trust
7,000,000	1.270%, 12/16/2013	7,031,304
	USAA Auto Owner Trust
2,500,000	4.770%, 9/15/2014	2,592,218
	Volkswagen Auto Lease Trust
401,573	3.410%, 4/16/2012	402,372
	Volkswagen Auto Loan Enhanced Trust
1,370,579	1.310%, 1/20/2014	1,376,245
	Wachovia Asset Securitization, Inc.
986,261	0.327%, 7/25/2037[b,c,d]	744,482
	Wachovia Student Loan Trust
5,962,855	0.363%, 7/27/2020[b]	5,924,698
	World Financial Network Credit Card
7,000,000	4.600%, 9/15/2015	7,076,167
	World Omni Auto Receivables Trust
2,392,638	1.340%, 12/16/2013	2,400,895
1,000,000	5.120%, 5/15/2014	1,042,521

	Total Asset-Backed Securities	131,426,533

Basic Materials (0.8%)
	ArcelorMittal
1,500,000	9.000%, 2/15/2015	1,815,393
1,750,000	3.750%, 8/5/2015	1,816,078
	Dow Chemical Company
1,500,000	4.850%, 8/15/2012	1,562,116
1,500,000	2.500%, 2/15/2016	1,513,613
	Noble Group, Ltd.
1,000,000	4.875%, 8/5/2015[a]	1,042,500

	Total Basic Materials	7,749,700

Capital Goods (1.6%)
	Caterpillar Financial Services Corporation
3,000,000	2.050%, 8/1/2016	3,017,343

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Capital Goods (1.6%) - continued
	Caterpillar, Inc.
$2,500,000	1.375%, 5/27/2014	$2,526,527
	CRH America, Inc.
1,500,000	4.125%, 1/15/2016	1,555,967
	Danaher Corporation
1,000,000	0.497%, 6/21/2013[b]	1,002,434
	Eaton Corporation
2,000,000	0.575%, 6/16/2014[b]	2,002,256
	Hutchinson Whampoa Finance, Ltd.
1,700,000	4.625%, 9/11/2015[a]	1,830,579
	Textron, Inc.
1,300,000	6.200%, 3/15/2015	1,457,657
	Waste Management, Inc.
1,150,000	6.375%, 3/11/2015	1,329,014

	Total Capital Goods	14,721,777

Collateralized Mortgage Obligations (3.8%)
	American Home Mortgage Assets Trust
1,605,710	1.183%, 11/25/2046[b]	753,828
	Banc of America Mortgage Securities, Inc.
661,960	3.185%, 9/25/2035	531,642
	Bear Stearns Adjustable Rate Mortgage Trust
924,779	2.560%, 10/25/2035[b]	790,699
	Chase Mortgage Finance Corporation
445,569	5.334%, 1/25/2036	49,611
	Countrywide Alternative Loan Trust
1,311,426	5.500%, 11/25/2035	1,242,723
684,561	5.500%, 2/25/2036	548,234
857,758	6.000%, 1/25/2037	600,028
	Countrywide Home Loans, Inc.
1,201,818	2.693%, 3/20/2036	646,952
1,226,628	3.419%, 9/20/2036	687,190
	Deutsche Alt-A Securities, Inc.
1,900,687	1.033%, 4/25/2047[b]	1,232,941
	Federal National Mortgage Association
7,933,426	2.250%, 6/25/2025	8,090,278
	GSR Mortgage Loan Trust
2,218,286	0.377%, 8/25/2046[b]	1,879,669
	HomeBanc Mortgage Trust
1,005,825	2.236%, 4/25/2037	605,634
	Impac CMB Trust
333,228	0.507%, 8/25/2035[b]	240,452
	J.P. Morgan Alternative Loan Trust
1,910,945	2.699%, 3/25/2036	1,231,199
	J.P. Morgan Mortgage Trust
394,207	5.610%, 6/25/2036	390,022
798,134	4.935%, 10/25/2036	646,788
	Merrill Lynch Mortgage Investors, Inc.
1,508,637	2.622%, 6/25/2035	1,272,250
	NCUA Guaranteed Notes
4,402,359	0.651%, 10/7/2020[b]	4,413,710
	Residential Accredit Loans, Inc.
927,451	3.804%, 9/25/2035	597,708

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Collateralized Mortgage Obligations (3.8%) - continued
	Thornburg Mortgage Securities Trust
$497,429	0.297%, 11/25/2046[b]	$492,415
	Wachovia Mortgage Loan Trust, LLC
877,846	2.939%, 5/20/2036	616,669
	WaMu Mortgage Pass Through Certificates
1,655,699	1.127%, 10/25/2046	1,078,465
2,015,552	1.083%, 12/25/2046[b]	1,265,440
1,906,277	1.003%, 1/25/2047[b]	1,080,260
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,567,528	1.183%, 9/25/2046[b]	734,917
2,320,787	1.013%, 2/25/2047[b]	1,129,912
	Washington Mutual Mortgage Pass-Through Certificates
649,339	0.477%, 10/25/2045[b]	529,612
	Wells Fargo Mortgage Backed Securities Trust
353,118	2.747%, 3/25/2036	308,471
1,275,797	2.821%, 3/25/2036	1,056,359

	Total Collateralized Mortgage Obligations	34,744,078

Commercial Mortgage-Backed Securities (9.4%)
	Banc of America Commercial Mortgage, Inc.
2,000,000	5.657%, 4/10/2049	1,847,686
	Banc of America Large Loan, Inc.
130,058	0.297%, 10/15/2019[a,b]	129,500
	Bank Nederlandse Gemeenten NV
3,500,000	1.500%, 3/28/2014[a]	3,548,969
	Bear Stearns Commercial Mortgage Securities, Inc.
4,500,000	5.613%, 6/11/2050	4,619,498
1,433,419	0.337%, 3/15/2022[b,d]	1,385,977
1,271,109	5.663%, 6/11/2040	1,314,787
3,879,052	5.205%, 2/11/2044	3,922,276
1,000,000	5.331%, 2/11/2044	1,053,206
	Citigroup/Deutsche Bank Commercial Mortgage
1,595,000	5.322%, 12/11/2049	1,683,511
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.317%, 12/15/2020[b,d]	927,559
1,500,000	0.367%, 6/15/2022[b,d]	1,366,068
1,000,000	5.306%, 12/10/2046	1,074,430
	Credit Suisse AG Guernsey
1,000,000	2.600%, 5/27/2016[a]	1,010,262
	Credit Suisse First Boston Mortgage Securities Corporation
4,253,071	4.691%, 4/15/2037	4,336,244
	Credit Suisse Mortgage Capital Certificates
1,116,293	0.357%, 10/15/2021[a,b]	1,062,915
1,750,000	5.467%, 9/15/2039	1,884,424

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Commercial Mortgage-Backed Securities (9.4%) - continued
	Government National Mortgage Association
$2,950,955	2.870%, 3/16/2051	$3,059,243
4,883,522	1.864%, 8/16/2031	4,928,905
6,688,943	2.164%, 3/16/2033	6,806,789
5,770,120	3.214%, 1/16/2040	6,029,608
	Greenwich Capital Commercial Funding Corporation
2,697,000	5.074%, 1/5/2036	2,784,321
4,500,000	5.224%, 4/10/2037	4,850,267
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
3,500,000	5.429%, 12/12/2043	3,804,360
	LB-UBS Commercial Mortgage Trust
5,772,611	5.303%, 2/15/2040	5,828,559
1,600,000	6.167%, 9/15/2045	1,569,099
	Morgan Stanley Capital, Inc.
1,600,000	5.406%, 3/15/2044	1,502,882
3,157,553	5.592%, 4/12/2049	3,194,942
	NCUA Guaranteed Notes
4,681,976	1.600%, 10/29/2020	4,720,158
	Network Rail Infrastructure Finance plc
6,000,000	1.500%, 1/13/2014[a]	6,105,552
	Wachovia Bank Commercial Mortgage Trust
1,500,000	5.765%, 7/15/2045	1,647,619
	WaMu Commercial Mortgage Securities Trust
258,943	3.830%, 1/25/2035[a]	260,035

	Total Commercial Mortgage- Backed Securities	88,259,651

Communications Services (2.5%)
	Alltel Corporation
1,325,000	7.000%, 7/1/2012	1,401,247
	CBS Corporation
1,500,000	8.875%, 5/15/2019	1,955,154
	Crown Castle Towers, LLC
1,750,000	4.523%, 1/15/2015[a]	1,849,752
1,500,000	3.214%, 8/15/2015[a]	1,544,675
850,000	4.174%, 8/15/2017[a]	881,073
	GTP Acquisition Partners I, LLC
1,500,000	4.347%, 6/15/2016[a]	1,530,338
	Qwest Communications International, Inc.
1,000,000	7.125%, 4/1/2018	1,070,000
	Qwest Corporation
3,000,000	8.875%, 3/15/2012	3,135,000
	SBA Tower Trust
3,500,000	4.254%, 4/15/2015[a]	3,707,294
	Telecom Italia Capital SA
3,000,000	4.950%, 9/30/2014	3,021,591
	Telemar Norte Leste SA
500,000	5.500%, 10/23/2020[a]	497,500
	Time Warner Cable, Inc.
1,100,000	5.400%, 7/2/2012	1,147,075

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Communications Services (2.5%) - continued
$1,650,000	7.500%, 4/1/2014	$1,904,922

	Total Communications Services	23,645,621

Consumer Cyclical (1.2%)
	Daimler Finance North America, LLC
3,000,000	0.856%, 3/28/2014[a,b]	3,001,041
	Ford Motor Credit Company, LLC
1,500,000	7.000%, 4/15/2015	1,642,500
	Harley-Davidson Financial Services, Inc.
1,000,000	3.875%, 3/15/2016[a]	1,030,112
	KIA Motors Corporation
1,000,000	3.625%, 6/14/2016[a]	1,015,005
	RCI Banque SA
1,000,000	4.600%, 4/12/2016[a]	1,041,978
	Volkswagen International Finance NV
3,000,000	1.875%, 4/1/2014[a]	3,035,502

	Total Consumer Cyclical	10,766,138

Consumer Non-Cyclical (1.9%)
	Altria Group, Inc.
2,000,000	4.125%, 9/11/2015	2,159,460
	Anheuser-Busch InBev Worldwide, Inc.
2,500,000	0.802%, 1/27/2014[b]	2,516,938
	Bunge Limited Finance Corporation
1,000,000	4.100%, 3/15/2016	1,061,789
	Cargill, Inc.
1,073,000	4.307%, 5/14/2021[a]	1,112,243
	Celgene Corporation
1,500,000	2.450%, 10/15/2015	1,518,681
	Express Scripts, Inc.
1,500,000	3.125%, 5/15/2016	1,532,575
	General Mills, Inc.
2,000,000	0.611%, 5/16/2014[b,f]	2,005,068
	Kraft Foods, Inc.
1,500,000	4.125%, 2/9/2016	1,633,071
	Quest Diagnostics, Inc.
2,000,000	1.096%, 3/24/2014[b]	2,014,776
	Teva Pharmaceutical Finance III BV
2,000,000	0.747%, 3/21/2014[b]	2,013,746

	Total Consumer Non-Cyclical	17,568,347

Energy (3.5%)
	Anadarko Petroleum Corporation
1,000,000	6.375%, 9/15/2017	1,178,840
	BP Capital Markets plc
4,000,000	0.850%, 3/11/2014[b]	4,009,512
	Cameron International Corporation
2,000,000	1.183%, 6/2/2014[b]	2,017,878
	Cenovus Energy, Inc.
1,000,000	4.500%, 9/15/2014	1,095,487
	CNPC HK Overseas Capital, Ltd.
1,750,000	3.125%, 4/28/2016[a]	1,767,617
	Energy Transfer Partners, LP
1,000,000	6.000%, 7/1/2013	1,079,440

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Energy (3.5%) - continued
	Enterprise Products Operating, LLC
$2,500,000	3.200%, 2/1/2016	$2,582,785
	International Petroleum Investment Company, Ltd.
1,000,000	3.125%, 11/15/2015[a]	1,008,750
	Kinder Morgan Energy Partners, LP
750,000	3.500%, 3/1/2016	785,954
	Occidental Petroleum Corporation
2,000,000	1.450%, 12/13/2013	2,025,446
	ONEOK Partners, LP
2,750,000	3.250%, 2/1/2016	2,862,379
	Rowan Companies, Inc.
1,500,000	5.000%, 9/1/2017	1,631,773
	Schlumberger SA
2,500,000	2.650%, 1/15/2016[a]	2,599,397
	Statoil ASA
1,786,000	5.125%, 4/30/2014[a]	1,982,155
	Transocean, Inc., Convertible
2,500,000	1.500%, 12/15/2037	2,490,625
	Valero Energy Corporation
1,000,000	4.500%, 2/1/2015	1,086,159
350,000	6.125%, 2/1/2020	399,517
	Williams Partners, LP
2,000,000	3.800%, 2/15/2015	2,119,538

	Total Energy	32,723,252

Financials (28.0%)
	Abbey National Treasury Services plc
1,500,000	3.875%, 11/10/2014[a]	1,528,799
	ABN Amro Bank NV
3,500,000	2.023%, 1/30/2014[a,b]	3,570,343
	Achmea Hypotheekbank NV
5,500,000	3.200%, 11/3/2014[a]	5,816,992
	Ally Financial, Inc.
1,250,000	4.500%, 2/11/2014	1,243,750
	American International Group, Inc.
1,500,000	5.050%, 10/1/2015	1,585,763
	Banco BTG Pactual SA
3,000,000	4.875%, 7/8/2016[a]	3,022,500
	Banco do Brasil SA
500,000	5.875%, 1/26/2022[a]	506,250
	Bank of America Corporation
2,000,000	1.673%, 1/30/2014[b]	1,996,106
	Bank of Montreal
3,250,000	2.625%, 1/25/2016[a]	3,350,935
	Bank of Nova Scotia
2,000,000	2.150%, 8/3/2016[a,g]	2,014,398
	Barclays Bank plc
1,500,000	2.375%, 1/13/2014	1,513,345
3,000,000	2.500%, 9/21/2015[a]	3,012,477
	Barclays Bank plc, Convertible
3,000,000	1.000%, 6/25/2017[h]	3,319,500
	Bear Stearns Companies, LLC
1,500,000	6.400%, 10/2/2017	1,732,203
1,250,000	4.650%, 7/2/2018	1,334,161
	Berkshire Hathaway Finance Corporation
1,750,000	0.371%, 1/13/2012[b]	1,751,039

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Financials (28.0%) - continued
$2,000,000	2.450%, 12/15/2015	$2,056,444
	BNP Paribas Home Loan Covered Bonds SA
4,500,000	2.200%, 11/2/2015[a]	4,462,168
	Caisse centrale Desjardins du Quebec
2,000,000	2.550%, 3/24/2016[a]	2,053,948
	Canadian Imperial Bank of Commerce
3,500,000	2.000%, 2/4/2013[a]	3,566,556
1,500,000	2.600%, 7/2/2015[a]	1,553,533
	Capital One Financial Corporation
3,000,000	1.400%, 7/15/2014[b]	3,003,441
1,250,000	2.125%, 7/15/2014	1,255,880
	CDP Financial, Inc.
4,000,000	3.000%, 11/25/2014[a]	4,186,440
	Cie de Financement Foncier
4,000,000	2.250%, 3/7/2014[a]	4,050,488
	Citigroup, Inc.
3,000,000	6.000%, 12/13/2013	3,256,182
2,400,000	1.176%, 4/1/2014[b]	2,375,846
	CME Group Index Services, LLC
1,500,000	4.400%, 3/15/2018[a]	1,608,284
	CNA Financial Corporation
2,000,000	6.500%, 8/15/2016	2,272,888
	Commonwealth Bank of Australia
3,300,000	2.500%, 12/10/2012[a]	3,383,734
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
2,000,000	2.125%, 10/13/2015	2,009,342
	Credit Agricole Home Loan SFH
4,000,000	1.002%, 7/21/2014[a,b]	3,982,716
	Credit Suisse of New York, Convertible
1,050,000	0.500%, 6/22/2018	1,056,720
	Credit Suisse Securities USA, LLC, Convertible
3,000,000	1.000%, 4/28/2017[h]	3,031,200
	Danske Bank AS
3,000,000	3.875%, 4/14/2016[a]	2,979,129
	Dexia Credit Local SA
5,000,000	2.750%, 4/29/2014[a]	5,047,000
	DnB NOR Boligkreditt
3,500,000	2.900%, 3/29/2016[a]	3,608,388
	Fifth Third Bancorp
400,000	3.625%, 1/25/2016	410,096
	Fifth Third Bank
2,250,000	0.371%, 5/17/2013[b]	2,215,177
	FUEL Trust
1,250,000	4.207%, 4/15/2016[a]	1,270,681
1,300,000	3.984%, 6/15/2016[a]	1,311,735
	GATX Corporation
1,000,000	4.750%, 10/1/2012	1,039,221
1,000,000	4.750%, 5/15/2015	1,077,405
	General Electric Capital Corporation
3,000,000	0.507%, 9/15/2014[b]	2,939,637
2,500,000	2.950%, 5/9/2016	2,544,785
	Goldman Sachs Group, Inc., Convertible
64,950	2.600%, 3/16/2012[a,i]	909,560
1,278	0.500%, 3/30/2012[a,j]	910,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Financials (28.0%) - continued
$66,550	0.250%, 11/9/2012[a,k]	$1,768,100
	HCP, Inc.
2,000,000	2.700%, 2/1/2014	2,036,348
	Health Care REIT, Inc.
500,000	6.125%, 4/15/2020	550,621
	HSBC Bank plc
2,500,000	1.625%, 8/12/2013[a]	2,511,987
4,000,000	1.625%, 7/7/2014[a]	4,005,112
	ING Bank NV
5,500,000	2.500%, 1/14/2016[a]	5,464,618
1,750,000	4.000%, 3/15/2016[a]	1,811,268
	International Lease Finance Corporation
700,000	8.625%, 9/15/2015	771,750
	Irish Life & Permanent plc
4,000,000	3.600%, 1/14/2013[a]	3,327,264
	J.P. Morgan Chase & Company
500,000	3.150%, 7/5/2016	505,273
	Jefferies Group, Inc.
1,250,000	5.125%, 4/13/2018	1,273,438
	JPMorgan Chase & Company
3,000,000	0.996%, 9/30/2013[b]	3,009,867
	JPMorgan Chase Bank NA
1,000,000	5.875%, 6/13/2016	1,113,401
	KeyCorp
2,000,000	3.750%, 8/13/2015	2,100,074
	Landwirtschaftliche Rentenbank
5,000,000	0.447%, 3/15/2016[a,b]	4,988,925
	Lehman Brothers Holdings E- Capital Trust I
1,500,000	1.040%, 8/19/2065[b,l]	150
	Lloyds TSB Bank plc
3,500,000	4.375%, 1/12/2015[a]	3,584,949
300,000	6.500%, 9/14/2020[a]	297,477
	Merrill Lynch & Company, Inc.
1,000,000	6.050%, 5/16/2016	1,057,265
	MetLife, Inc.
3,500,000	1.520%, 8/6/2013[b]	3,539,651
	Metropolitan Life Global Funding I
1,320,000	5.125%, 4/10/2013[a]	1,403,039
2,250,000	3.650%, 6/14/2018[a]	2,279,840
	Morgan Stanley
1,000,000	4.750%, 4/1/2014	1,043,879
2,000,000	4.200%, 11/20/2014	2,079,206
2,500,000	3.800%, 4/29/2016	2,517,377
	National Australia Bank, Ltd.
2,500,000	1.202%, 7/25/2014[a,b]	2,497,793
	National Bank of Canada
2,000,000	1.650%, 1/30/2014[a]	2,035,888
	Nationwide Building Society
2,000,000	4.650%, 2/25/2015[a]	2,080,554
	NCUA Guaranteed Notes
4,195,036	0.535%, 12/7/2020[b]	4,203,320
	Nederlandse Waterschapsbank NV
3,500,000	1.375%, 5/16/2014[a,f]	3,526,656
	New York Life Global Funding
4,000,000	3.000%, 5/4/2015[a]	4,190,344
	Nordea Eiendomskreditt AS
4,000,000	1.875%, 4/7/2014[a]	4,070,996

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Financials (28.0%) - continued
	Oesterreichische Kontrollbank AG
$6,000,000	2.000%, 6/3/2016	$6,053,202
	ORIX Corporation
2,500,000	5.000%, 1/12/2016	2,630,055
	Private Export Funding Corporation
3,000,000	2.125%, 7/15/2016	3,055,005
	ProLogis LP, Convertible
1,525,000	2.250%, 4/1/2037	1,517,375
	Prudential Financial, Inc.
2,000,000	5.100%, 9/20/2014	2,207,062
1,000,000	6.100%, 6/15/2017	1,151,759
	Rabobank Capital Funding Trust II
1,012,000	5.260%, 12/29/2049[a,m]	1,011,277
	Reinsurance Group of America, Inc.
1,500,000	6.450%, 11/15/2019	1,697,721
	Royal Bank of Canada
4,175,000	3.125%, 4/14/2015[a]	4,404,007
	Santander US Debt SA Unipersonal
750,000	2.991%, 10/7/2013[a]	734,279
	SLM Corporation
1,000,000	8.000%, 3/25/2020	1,095,653
	Societe Generale SA
3,000,000	1.296%, 4/11/2014[a,b]	2,937,549
	Stadshypotek AB
4,000,000	0.796%, 9/30/2013[a,b]	3,995,960
	Standard Chartered plc
1,000,000	3.850%, 4/27/2015[a]	1,048,242
	State Street Capital Trust III
1,000,000	5.237%, 3/15/2042[b,m]	999,670
	Sumitomo Mitsui Banking Corporation
3,000,000	1.203%, 7/22/2014[a,b]	3,010,485
	Svenske Exportkredit AB
2,500,000	3.250%, 9/16/2014	2,660,395
	Swedbank AB
2,500,000	2.800%, 2/10/2012[a]	2,529,638
	Swedbank Hypotek AB
5,000,000	0.696%, 3/28/2014[a,b]	5,008,125
	Toronto-Dominion Bank
3,000,000	0.432%, 7/26/2013[b]	3,000,570
2,500,000	2.200%, 7/29/2015[a]	2,559,430
	U.S. Bank National Association
3,000,000	3.778%, 4/29/2020	3,144,441
	U.S. Central Federal Credit Union
3,500,000	1.900%, 10/19/2012	3,564,999
	UnitedHealth Group, Inc.
1,000,000	5.500%, 11/15/2012	1,058,417
	Vestjysk Bank AS
5,500,000	0.795%, 6/17/2013[a,b]	5,534,710
	Wachovia Corporation
2,000,000	5.250%, 8/1/2014	2,163,746
	WEA Finance, LLC/WT Finance Australia, Pty, Ltd.
1,650,000	5.750%, 9/2/2015[a]	1,854,173
	Westpac Banking Corporation
3,000,000	0.976%, 3/31/2014[a,b]	3,003,387

	Total Financials	262,005,398

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Foreign Government (3.9%)
	Corporacion Andina de Fomento
$2,500,000	5.750%, 1/12/2017	$2,784,578
	European Investment Bank
6,000,000	1.250%, 2/14/2014	6,078,084
	Finland Government International Bond
3,000,000	2.250%, 3/17/2016[a]	3,106,704
	Hydro Quebec
2,000,000	2.000%, 6/30/2016	2,016,910
	Kommunalbanken AS
5,000,000	2.750%, 5/5/2015[a]	5,263,405
	Korea Housing Finance Corporation
2,000,000	3.500%, 12/15/2016[a]	2,025,570
	Kreditanstalt fuer Wiederaufbau
5,500,000	0.197%, 6/17/2013[b]	5,496,920
	Mexico Government International Bond
750,000	5.125%, 1/15/2020	828,000
	Petrobras International Finance Company - Pifco
2,000,000	3.875%, 1/27/2016	2,073,914
	Poland Government International Bond
1,250,000	5.125%, 4/21/2021	1,300,000
	Province of British Columbia Canada
3,500,000	2.100%, 5/18/2016	3,583,961
	Province of New Brunswick
2,000,000	2.750%, 6/15/2018	2,018,596

	Total Foreign Government	36,576,642

Mortgage-Backed Securities (3.3%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,880,557	6.500%, 9/1/2037	2,110,905
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
11,985,000	4.000%, 8/1/2026[g]	12,558,039
	Federal National Mortgage Association Conventional 20- Yr. Pass Through
1,810,001	6.000%, 8/1/2024	2,005,191
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
2,297,624	5.871%, 9/1/2037[b]	2,500,148
1,080,943	5.665%, 10/1/2037[b]	1,173,775
9,355,000	5.500%, 8/1/2041[g]	10,137,022

	Total Mortgage-Backed Securities	30,485,080

Technology (1.0%)
	Affiliated Computer Services, Inc.
1,000,000	5.200%, 6/1/2015	1,104,177
	Hewlett-Packard Company
2,000,000	0.654%, 5/30/2014[b]	2,012,348
	Symantec Corporation
1,000,000	2.750%, 9/15/2015	1,010,176
	Texas Instruments, Inc.
2,000,000	0.439%, 5/15/2013[b,f]	2,004,274

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Technology (1.0%) - continued
$1,400,000	2.375%, 5/16/2016	$1,434,280
	Xerox Corporation
2,000,000	1.081%, 5/16/2014[b]	2,012,106

	Total Technology	9,577,361

Transportation (0.9%)
	Continental Airlines, Inc.
1,350,000	6.750%, 9/15/2015[a]	1,368,562
	CSX Corporation
1,500,000	6.250%, 4/1/2015	1,737,860
	Delta Air Lines, Inc.
250,000	6.750%, 5/23/2017	236,575
1,000,000	6.375%, 7/2/2017	943,800
	Erac USA Finance Company
2,500,000	2.750%, 7/1/2013[a]	2,557,020
	US Airways Group, Inc.
1,200,000	6.250%, 4/22/2023	1,164,000

	Total Transportation	8,007,817

U.S. Government and Agencies (19.6%)
	FDIC Structured Sale Guaranteed Notes
6,000,000	Zero Coupon, 1/7/2013[a]	5,927,760
	Federal Agricultural Mortgage Corporation
4,000,000	1.250%, 12/6/2013	4,047,100
2,500,000	2.125%, 9/15/2015	2,583,212
2,500,000	2.000%, 7/27/2016	2,522,755
	Federal Farm Credit Bank
5,000,000	1.375%, 6/25/2013	5,091,235
	Federal Home Loan Bank
6,000,000	0.147%, 2/10/2012[b]	5,999,562
	Federal Home Loan Mortgage Corporation
5,000,000	2.000%, 8/25/2016	5,068,870
	Federal National Mortgage Association
3,500,000	5.125%, 1/2/2014	3,829,672
7,500,000	1.125%, 6/27/2014	7,579,448
	U.S. Treasury Bonds
2,325,000	4.375%, 5/15/2041	2,420,185
	U.S. Treasury Notes
4,500,000	0.625%, 12/31/2012	4,519,863
3,000,000	0.750%, 12/15/2013	3,024,375
12,000,000	1.500%, 12/31/2013	12,311,256
17,200,000	2.250%, 5/31/2014	18,037,158
31,200,000	0.750%, 6/15/2014	31,397,434
7,000,000	2.375%, 9/30/2014	7,382,816
27,100,000	2.000%, 1/31/2016	28,109,909
7,500,000	1.500%, 6/30/2016[f]	7,557,450
400,000	2.375%, 6/30/2018	407,500
	U.S. Treasury Notes, TIPS
5,591,950	2.500%, 7/15/2016	6,521,612
5,923,736	1.875%, 7/15/2019	6,828,954
10,841,250	1.125%, 1/15/2021	11,678,910

	Total U.S. Government and Agencies	182,847,036

Utilities (0.9%)
	CMS Energy Corporation
1,000,000	4.250%, 9/30/2015	1,043,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (96.4%)	Value

Utilities (0.9%) - continued
	Commonwealth Edison Company
$1,700,000	1.625%, 1/15/2014	$1,721,512
	Enterprise Products Operating, LLC
1,500,000	5.200%, 9/1/2020	1,640,267
	National Rural Utilities Cooperative Finance Corporation
1,350,000	5.500%, 7/1/2013	1,469,981
	Oncor Electric Delivery Company, LLC
1,300,000	5.750%, 9/30/2020	1,435,883
	ONEOK Partners, LP
350,000	8.625%, 3/1/2019	454,824
	Power Receivables Finance, LLC
41,444	6.290%, 1/1/2012[d]	41,480
	Virginia Electric & Power Company
640,000	5.100%, 11/30/2012	676,597

	Total Utilities	8,483,544

	Total Long-Term Fixed Income (cost $894,683,031)	899,587,975

Shares	Mutual Funds (1.2%)	Value

Fixed Income Mutual Funds (1.2%)
2,247,228	Thrivent High Yield Fund	11,011,419

	Total Fixed Income Mutual Funds	11,011,419

	Total Mutual Funds (cost $8,300,000)	11,011,419

Shares	Preferred Stock (0.4%)	Value

Financials (0.4%)
20,000	CalEnergy Capital Trust III, Convertible, 6.500%	1,002,500
10,250	Citigroup, Inc., Convertible, 7.500%	1,149,537
72,400	Federal National Mortgage Association, 8.250%[m,n]	172,312
39,000	HSBC Holdings plc, 8.000%[m]	1,064,700

	Total Financials	3,389,049

	Total Preferred Stock (cost $4,548,226)	3,389,049

Shares	Collateral Held for Securities Loaned (1.1%)	Value

10,529,150	Thrivent Financial Securities Lending Trust	10,529,150

	Total Collateral Held for Securities Loaned (cost $10,529,150)	10,529,150

Principal Amount	Short-Term Investments (4.0%)[o]	Value

	Chariot Funding, LLC
5,000,000	0.130%, 8/4/2011[p]	4,999,910

Principal Amount	Short-Term Investments (4.0%)[o]	Value

	Federal Home Loan Bank Discount Notes
20,000,000	0.003%, 8/12/2011[p]	$19,999,978
10,000,000	0.015%, 8/26/2011[p]	9,999,888
	Federal Home Loan Mortgage Corporation Discount Notes
2,250,000	0.158%, 8/29/2011[p,q,r]	2,249,706

	Total Short-Term Investments (at amortized cost)	37,249,482

	Total Investments (cost $955,309,889) 103.1%	$961,767,075

	Other Assets and Liabilities, Net (3.1%)	(28,562,064)

	Total Net Assets 100.0%	$933,205,011

a	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $237,017,852 or 25.4% of total net assets.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
c	All or a portion of the security is insured or guaranteed.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Fund owned as of July 29, 2011.

Security	Acquisition Date	Amortized Cost

Bear Stearns Commercial Mortgage Securities, Inc.	3/30/2007	$1,433,419
Commercial Mortgage Pass- Through Certificates	5/2/2007	1,500,000
Commercial Mortgage Pass- Through Certificates	10/18/2006	1,000,000
First Franklin Mortgage Loan Asset-Backed Certificates	4/19/2006	85,895
Mortgage Equity Conversion Asset Trust	1/18/2007	2,601,488
Mortgage Equity Conversion Asset Trust	2/14/2007	2,569,391
Power Receivables Finance, LLC	9/30/2003	41,432
Wachovia Asset Securitization, Inc.	3/16/2007	986,261

e	Defaulted security. Interest is not being accrued.
f	All or a portion of the security is on loan.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	Denotes equity-linked structured securities. These securities are linked to the S&P 500 Index.
i	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of RadioShack Corporation.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

j	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Kubota Corporation.
k	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Microsoft Corporation.
l	In bankruptcy. Interest is not being accrued.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
q	At July 29, 2011, $1,649,785 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
r	At July 29, 2011, $114,985 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$24,312,119
Gross unrealized depreciation	(17,854,933)

Net unrealized appreciation (depreciation)	$6,457,186
Cost for federal income tax purposes	$955,309,889

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Long-Term Fixed Income
Asset-Backed Securities	131,426,533	–	126,473,093	4,953,440
Basic Materials	7,749,700	–	7,749,700	–
Capital Goods	14,721,777	–	14,721,777	–
Collateralized Mortgage Obligations	34,744,078	–	34,744,078	–
Commercial Mortgage-Backed Securities	88,259,651	–	88,259,651	–
Communications Services	23,645,621	–	23,645,621	–
Consumer Cyclical	10,766,138	–	10,766,138	–
Consumer Non-Cyclical	17,568,347	–	17,568,347	–
Energy	32,723,252	–	32,723,252	–
Financials	262,005,398	–	251,009,867	10,995,531
Foreign Government	36,576,642	–	36,576,642	–
Mortgage-Backed Securities	30,485,080	–	30,485,080	–
Technology	9,577,361	–	9,577,361	–
Transportation	8,007,817	–	8,007,817	–
U.S. Government and Agencies	182,847,036	–	182,847,036	–
Utilities	8,483,544	–	8,483,544	–
Mutual Funds
Fixed Income Mutual Funds	11,011,419	11,011,419	–	–
Preferred Stock
Financials	3,389,049	2,386,549	1,002,500	–
Collateral Held for Securities Loaned	10,529,150	10,529,150	–	–
Short-Term Investments	37,249,482	–	37,249,482	–

Total	$961,767,075	$23,927,118	$921,890,986	$15,948,971

Other Financial Instruments	Total	Level 1	Level 2	Level 3

Asset Derivatives
Futures Contracts	43,641	43,641	–	–
Credit Default Swaps	201,418	–	201,418	–

Total Asset Derivatives	$245,059	$43,641	$201,418	$–

Liability Derivatives
Futures Contracts	4,239,900	4,239,900	–	–
Credit Default Swaps	3,908	–	3,908	–

Total Liability Derivatives	$4,243,808	$4,239,900	$3,908	$–

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Limited Maturity Bond Fund.

Investments in Securities	Value October 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value July 29, 2011

Long-Term Fixed Income
Asset-Backed Securities	5,826,035	–	181,402	–	(309,515)	–	(744,482)	4,953,440
Financials	12,911,525	16,970	94,176	4,750,780	(2,364,210)	–	(4,413,710)	10,995,531
Mortgage-Backed Securities	4,334,031	2,183	–	–	(4,336,214)	–	–	–
Transportation	6,283,000	421,334	(529,994)	–	(6,174,340)	–	–	–

Total	$29,354,591	$440,487	($254,416)	$4,750,780	($13,184,279)	$–	($5,158,192)	$15,948,971

*	Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on July 29, 2011 of $128,638.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
142

Limited Maturity Bond Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)

2-Yr. U.S. Treasury Bond Futures	(85)	September 2011	($18,602,788)	($18,693,360)	($90,572)
5-Yr. U.S. Treasury Bond Futures	(1,100)	September 2011	(130,243,520)	(133,589,841)	(3,346,321)
10-Yr. U.S. Treasury Bond Futures	(205)	September 2011	(24,962,930)	(25,765,937)	(803,007)
20-Yr. U.S. Treasury Bond Futures	10	September 2011	1,237,609	1,281,250	43,641
Total Futures Contracts					($4,196,259)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)

CDX HY, Series 16, 5 Year, at	Buy	6/20/2016	$13,000,000	$243,511	($42,093)	$201,418
5.00%; Bank of America
CDX IG, Series 16, 5 Year, at	Buy	6/20/2016	13,000,000	23,581	(27,489)	(3,908)
1.00%; J.P. Morgan Chase and Co.
Total Credit Default Swaps					($69,582)	$197,510

1	As the buyer of protection, Limited Maturity Bond Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value October 31, 2010	Gross Purchases	Gross Sales	Shares Held at July 29, 2011	Value July 29, 2011	Income Earned November 1, 2010 - July 29, 2011

High Yield	$10,921,529	$–	$–	2,247,228	$11,011,419	$628,424
Thrivent Financial Securities Lending Trust	6,975,715	147,016,989	143,463,554	10,529,150	10,529,150	12,905
Total Value and Income Earned	17,897,244				21,540,569	641,329

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

Money Market Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Principal Amount	Asset Backed Commercial Paper (19.0%)[a]	Value

	Barton Capital Corporation
$17,000,000	0.300%, 8/1/2011[b]	$16,999,717
	Dealers Capital Access
6,170,000	0.310%, 8/1/2011[b]	6,169,894
3,050,000	0.300%, 8/29/2011[b]	3,049,237
5,100,000	0.380%, 9/8/2011[b]	5,097,847
6,260,000	0.330%, 9/21/2011[b]	6,256,959
	Golden Funding Corporation
4,600,000	0.290%, 8/25/2011[b]	4,599,037
6,380,000	0.340%, 9/27/2011[b]	6,376,445
	Kells Funding, LLC
6,950,000	0.400%, 8/10/2011[b]	6,949,151
6,670,000	0.340%, 8/17/2011[b]	6,668,866
	Nieuw Amsterdam Receivables Corporation
18,160,000	0.250%, 8/1/2011[b]	18,159,748
6,290,000	0.190%, 9/12/2011[b]	6,288,539
	Straight-A Funding, LLC
6,130,000	0.200%, 10/18/2011[b]	6,127,276
	Sydney Capital Corporation
6,160,000	0.290%, 8/16/2011[b]	6,159,156
6,240,000	0.330%, 9/12/2011[b]	6,237,483
6,305,000	0.330%, 9/16/2011[b]	6,302,226
	Thunder Bay Funding, Inc.
6,200,000	0.180%, 9/19/2011[b]	6,198,419

	Total Asset Backed Commercial Paper	117,640,000

Principal Amount	Financial Company Commercial Paper (19.9%)[a]	Value

	Bank of Nova Scotia/Houston
6,340,000	0.450%, 6/11/2012[c]	6,350,373
3,175,000	0.301%, 9/11/2012[c]	3,175,000
	Barclays Bank plc
6,170,000	1.052%, 3/5/2012[c,d]	6,200,216
5,945,000	0.519%, 4/10/2012[c,d]	5,955,842
	BNP Paribas Finance, Inc.
6,330,000	0.390%, 11/23/2011[b]	6,322,045
	General Electric Capital Corporation
8,500,000	1.190%, 8/22/2011[b]	8,500,000
6,970,000	0.596%, 9/28/2011[b,c]	6,974,171
6,300,000	0.370%, 6/12/2012[b,c]	6,300,154
6,120,000	0.422%, 7/27/2012[b,c]	6,130,446
	Rabobank Nederland NV
5,415,000	0.472%, 8/5/2011[c,d]	5,415,165
	Rabobank Nederland NV/NY
7,400,000	0.265%, 12/6/2011[b,c]	7,400,000
	Royal Bank of Canada
6,170,000	0.275%, 4/5/2012[c]	6,170,525
6,170,000	0.256%, 7/9/2012[c]	6,170,000
	Santander CP SA
6,330,000	0.620%, 9/15/2011[b]	6,324,876
	Skandi ENSK Bank
6,330,000	0.300%, 9/12/2011	6,327,679
	Svenska Handelsbanken NY
6,940,000	0.350%, 8/3/2011	6,940,004
	Toronto-Dominion Bank NY
3,700,000	0.257%, 10/28/2011[c]	3,700,000
3,485,000	0.266%, 1/12/2012[c]	3,485,000
	Wells Fargo & Company
5,470,000	0.482%, 8/26/2011	5,489,685
6,990,000	0.343%, 1/24/2012[c]	6,992,471

Principal Amount	Financial Company Commercial Paper (19.9%)[a]	Value

	Westpac Banking Corporation
$3,175,000	0.320%, 1/10/2012[c,d]	$3,175,361

	Total Financial Company Commercial Paper	123,499,013

Principal Amount	Government Agency Debt (28.5%)[a]	Value

	Caisse D’Amortissement de la Dette Sociale
6,200,000	0.200%, 9/19/2011	6,198,243
6,400,000	0.263%, 6/22/2012	6,400,000
	Federal Farm Credit Bank
7,320,000	0.180%, 8/8/2012[b,c]	7,319,088
	Federal Home Loan Bank Discount Notes
6,200,000	0.190%, 9/23/2011[b]	6,198,265
	Federal Home Loan Banks
5,000,000	0.096%, 8/12/2011[b,c]	4,992,482
7,800,000	0.160%, 9/20/2011[b,c]	7,800,000
7,900,000	0.240%, 3/20/2012[b,c]	7,899,478
6,150,000	0.260%, 1/25/2013[b,c]	6,150,463
	Federal Home Loan Mortgage Corporation
15,380,000	0.147%, 9/19/2011[b,c]	15,378,867
8,300,000	0.136%, 12/21/2011[b,c]	8,298,316
3,500,000	0.080%, 1/13/2012[b,c]	3,498,360
8,300,000	0.080%, 1/25/2012[b,c]	8,290,403
4,515,000	0.220%, 10/12/2012[b,c]	4,518,302
	Federal National Mortgage Association
9,000,000	0.147%, 9/19/2011[b,c]	8,999,490
14,130,000	0.340%, 9/13/2012[b,c]	14,142,292
8,000,000	0.217%, 9/17/2012[b,c]	8,000,000
3,700,000	0.310%, 11/23/2012[b,c]	3,699,039
	Federal National Mortgage Association Discount Notes
10,000,000	0.200%, 8/3/2011[b]	9,999,778
18,100,000	0.210%, 9/9/2011[b]	18,095,988
	Overseas Private Investment Corporation
2,415,000	0.503%, 12/9/2011[b]	2,515,679
8,830,000	0.650%, 12/9/2011[b]	8,830,000
	U.S. Central Federal Credit Union
10,250,000	0.250%, 10/19/2011[b,c]	10,250,000

	Total Government Agency Debt	177,474,533

Shares	Investment Company (5.5%)	Value

	AIM Investments Institutional Government and Agency Portfolio
100,000	0.020%	100,000
	BlackRock Cash Funds
11,658,000	0.120%	11,658,000
	Dreyfus Institutional Cash Advantage Fund
22,380,000	0.100%	22,380,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

Money Market Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Shares	Investment Company (5.5%)	Value

	DWS Money Market Series
$182,000	0.040%	$182,000

	Total Investment Company	34,320,000

Principal Amount	Other Commercial Paper (3.0%)[a]	Value

	Erste Abwicklungsanstalt
6,140,000	0.250%, 10/11/2011[b]	6,136,887
	Georgia Transmission Corporation
6,320,000	0.300%, 9/15/2011	6,317,525
6,310,000	0.300%, 9/20/2011	6,307,265

	Total Other Commercial Paper	18,761,677

Principal Amount	Other Municipal Debt (10.4%)[a]	Value

	Alaska Housing Finance Corporation
6,280,000	0.210%, 8/15/2011	6,279,414
	County of Hamilton, TN
3,050,000	0.530%, 8/5/2011[b]	3,050,000
	New York, New York City Municipal Water Finance
6,425,000	0.340%, 8/1/2011[b]	6,425,000
	State of Wisconsin
6,580,000	0.360%, 1/14/2012	6,580,000
6,615,000	0.360%, 1/15/2012	6,615,000
6,135,000	0.250%, 4/10/2012	6,135,000
4,000,000	0.250%, 4/19/2012	4,000,000
	Suffolk County, New York Tax Antic Notes
6,550,000	0.537%, 8/11/2011	6,555,389
6,550,000	0.552%, 9/13/2011	6,561,790
	Texas Public Finance Authority
6,210,000	0.180%, 8/11/2011[b]	6,210,000
6,140,000	0.180%, 8/12/2011[b]	6,140,000

	Total Other Municipal Debt	64,551,593

Principal Amount	Other Note (1.5%)[a]	Value

	Cofco Capital Company
6,250,000	0.300%, 8/9/2011[b]	6,249,479
	J.P. Morgan Chase Bank NA
3,290,000	0.280%, 5/18/2012[c]	3,290,000

	Total Other Note	9,539,479

Principal Amount	Treasury Debt (2.4%)[a]	Value

	U.S. Treasury Notes
5,000,000	0.180%, 8/4/2011	4,999,875
10,000,000	0.200%, 8/18/2011	9,999,056

	Total Treasury Debt	14,998,931

Principal Amount	Variable Rate Demand Note (14.8%)[a]	Value

	Andrew W. Mellon Foundation
9,100,000	0.140%, 8/5/2011[c]	9,100,000
	Denver, Colorado Airport System Revenue Bonds
21,500,000	0.050%, 8/5/2011[b,c]	21,500,000

Principal Amount	Variable Rate Demand Note (14.8%)[a]	Value

	Douglas County, Nebraska Hospital Authority No. 2 Health Facilities Revenue Refunding Bonds (Children’s Hospital)
$6,700,000	0.330%, 8/1/2011[b,c]	$6,700,000
	Lancaster County, Nebraska Hospital Authority No. 1 Hospital Revenue Refunding Bonds (BryanLGH Medical Center)
3,870,000	0.060%, 8/5/2011[b,c]	3,870,000
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
9,000,000	0.150%, 8/5/2011[b,c]	9,000,000
	Olathe, Kansas Health Facilities Revenue Bonds (Olathe Medical Center)
12,100,000	0.330%, 8/1/2011[b,c]	12,100,000
	Overseas Private Investment Corporation
4,561,405	0.090%, 8/3/2011[b,c]	4,561,405
1,937,930	0.090%, 8/3/2011[b,c]	1,937,930
2,068,965	0.090%, 8/3/2011[b,c]	2,068,965
	Pitney Road Partners, LLC
5,190,000	0.280%, 8/5/2011[b,c,d]	5,190,000
	St. Cloud, Minnesota Health Care Refunding Revenue Bonds (CentraCare Health System)
8,240,000	0.100%, 8/5/2011[b,c]	8,240,000
	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Care Inc.
6,700,000	0.330%, 8/1/2011[b,c]	6,700,000

	Total Variable Rate Demand Note	90,968,300

	Total Investments (at amortized cost) 105.0%	$651,753,526

	Other Assets and Liabilities, Net (5.0)%	(31,312,014)

	Total Net Assets 100.0%	$620,441,512

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of July 29, 2011.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of July 29, 2011, the value of these investments was $25,936,584 or 4.2% of total net assets.

Cost for federal income tax purposes	$651,753,526

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

Money Market Fund

Schedule of Investments as of July 29, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 29, 2011, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3

Asset Backed Commercial Paper	117,640,000	–	117,640,000	–
Financial Company Commercial Paper	123,499,013	–	123,499,013	–
Government Agency Debt	177,474,533	–	177,474,533	–
Investment Company	34,320,000	34,320,000	–	–
Other Commercial Paper	18,761,677	–	18,761,677	–
Other Municipal Debt	64,551,593	–	64,551,593	–
Other Note	9,539,479	–	9,539,479	–
Treasury Debt	14,998,931	–	14,998,931	–
Variable Rate Demand Note	90,968,300	–	90,968,300	–

Total	$651,753,526	$34,320,000	$617,433,526	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
146

Notes to Schedule of Investments

As of July 29, 2011

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the fair value of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

An accounting pronouncement is in place that improves the consistency and comparability of fair value measurements used in financial reporting. This pronouncement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value requirements. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Funds are exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for written

147

Notes to Schedule of Investments

As of July 29, 2011

(unaudited)

options arises when the Fund has purchased an option, exercised that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where the Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses on the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information as of July 30, 2010.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

148

Item 2. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 23, 2011	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 23, 2011	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: September 23, 2011	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer